UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Extended Market
Index Fund

May 31, 2007

1.816014.102

SEI-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.6%
Aftermarket Technology Corp. (a)	21,842	$ 654,605
American Axle & Manufacturing Holdings, Inc.	35,598	1,025,934
Amerigon, Inc. (a)	23,891	394,918
Amerityre Corp. (a)(d)	29,329	140,779
ArvinMeritor, Inc.	63,280	1,321,286
Bandag, Inc.	9,213	467,560
BorgWarner, Inc.	48,374	4,071,156
Cooper Tire & Rubber Co.	55,555	1,337,209
Dorman Products, Inc. (a)	2,806	40,042
Drew Industries, Inc. (a)	19,046	641,660
Exide Technologies (a)	43,320	340,495
Fuel Systems Solutions, Inc. (a)	12,638	205,999
GenTek, Inc. (a)	5,509	194,247
Gentex Corp.	119,900	2,128,225
Hawk Corp. Class A (a)	3,526	46,543
Hayes Lemmerz International, Inc. (a)	67,971	389,474
Lear Corp. (a)	53,988	1,925,752
Modine Manufacturing Co.	27,539	647,442
Noble International Ltd.	9,445	186,161
Proliance International, Inc. (a)	3,337	9,577
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	11,619	20,798
Sauer-Danfoss, Inc.	10,641	289,222
Shiloh Industries, Inc.	7,998	77,261
Spartan Motors, Inc.	20,482	718,713
Standard Motor Products, Inc.	9,163	142,485
Stoneridge, Inc. (a)	8,249	103,442
Strattec Security Corp. (a)	1,213	57,751
Superior Industries International, Inc.	15,308	345,655
Tenneco, Inc. (a)	41,435	1,351,195
TRW Automotive Holdings Corp. (a)	38,055	1,544,272
Visteon Corp. (a)	115,472	934,168
		21,754,026
Automobiles - 0.1%
Coachmen Industries, Inc.	14,942	153,454
Fleetwood Enterprises, Inc. (a)(d)	48,372	450,343
Monaco Coach Corp.	23,075	355,586
National R.V. Holdings, Inc. (a)	1,403	2,231
Thor Industries, Inc.	34,161	1,488,736
Winnebago Industries, Inc.	27,655	857,305
		3,307,655
Distributors - 0.1%
Amcon Distributing Co. (a)	1,022	24,681
Aristotle Corp. (a)	3,170	43,175
Audiovox Corp. Class A (a)	17,037	228,807
Building Materials Holding Corp.	25,698	393,693
Core-Mark Holding Co., Inc. (a)	4,539	156,868
Design Within Reach, Inc. (a)	7,015	43,212
DXP Enterprises, Inc. (a)	5,096	241,805
Handleman Co.	16,324	114,921

	Shares	Value
Keystone Automotive Industries, Inc. (a)	16,248	$ 671,205
LKQ Corp. (a)	43,476	1,085,596
Source Interlink Companies, Inc. (a)	25,121	136,407
		3,140,370
Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. (a)	23,196	982,119
Capella Education Co.	4,057	177,534
Career Education Corp. (a)	77,928	2,717,349
Carriage Services, Inc. Class A	9,225	70,387
Coinmach Service Corp. Class A	30,739	338,129
Coinstar, Inc. (a)	24,128	762,204
Collectors Universe, Inc.	1,240	17,224
Corinthian Colleges, Inc. (a)	77,248	1,128,593
CPI Corp.	3,642	288,993
DeVry, Inc.	55,059	1,849,982
Educate, Inc. (a)	13,204	104,840
EVCI Career Colleges, Inc. (a)	1,029	833
Home Solutions America, Inc. (a)(d)	32,603	243,870
INVESTools, Inc. (a)	40,461	494,433
ITT Educational Services, Inc. (a)	35,071	3,969,686
Jackson Hewitt Tax Service, Inc.	27,794	840,769
Laureate Education, Inc. (a)	40,411	2,421,023
Mace Security International, Inc. (a)	8,918	22,384
Matthews International Corp. Class A	28,495	1,259,764
Nobel Learning Communities, Inc. (a)	2,715	43,277
Pre-Paid Legal Services, Inc. (a)	11,474	745,466
Princeton Review, Inc. (a)	7,132	46,572
Regis Corp.	42,201	1,682,554
Service Corp. International	251,846	3,520,807
ServiceMaster Co.	245,083	3,793,885
Sotheby's Class A (ltd. vtg.)	55,145	2,617,733
Steiner Leisure Ltd. (a)	12,702	634,084
Stewart Enterprises, Inc. Class A	88,229	682,892
Strayer Education, Inc.	12,083	1,512,308
Universal Technical Institute, Inc. (a)(d)	19,751	466,321
Vertrue, Inc. (a)	7,068	341,031
Weight Watchers International, Inc. (d)	36,503	1,906,187
		35,683,233
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a)	34,768	676,933
Ambassadors Group, Inc.	15,867	543,921
Ambassadors International, Inc. (d)	7,395	239,524
American Real Estate Partners LP	4,195	391,603
American Wagering, Inc. (a)	4,600	4,692
Ameristar Casinos, Inc.	20,204	600,059
Applebee's International, Inc.	64,024	1,677,429
ARK Restaurants Corp.	5,734	200,117
Atlantic Coast Entertainment Holdings, Inc. warrants 6/20/07 (a)	5,539	0
Back Yard Burgers, Inc. (a)	4,772	24,337
Bally Technologies, Inc. (a)	40,113	1,089,870
Benihana, Inc. Class A (sub. vtg.) (a)	10,026	324,141
BJ's Restaurants, Inc. (a)(d)	11,962	242,231
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Bluegreen Corp. (a)	15,202	$ 181,512
Bob Evans Farms, Inc.	31,313	1,211,813
Boyd Gaming Corp.	49,295	2,466,722
Brinker International, Inc.	103,009	3,292,168
Buca, Inc. (a)	5,333	20,105
Buffalo Wild Wings, Inc. (a)	5,685	486,693
Burger King Holdings, Inc.	43,596	1,116,058
California Pizza Kitchen, Inc. (a)	18,109	664,057
Carrols Restaurant Group, Inc.	13,945	220,470
CBRL Group, Inc.	21,251	955,020
CEC Entertainment, Inc. (a)	28,600	1,107,392
Cedar Fair LP (depository unit)	45,526	1,327,538
Century Casinos, Inc. (a)(d)	29,959	250,757
Champps Entertainment, Inc. (a)	6,082	29,133
Chipotle Mexican Grill, Inc. Class A (a)(d)	26,626	2,306,344
Choice Hotels International, Inc. (d)	30,307	1,221,978
Churchill Downs, Inc.	8,542	439,315
CKE Restaurants, Inc.	55,663	1,212,897
Cosi, Inc. (a)(d)	50,022	241,106
Denny's Corp. (a)	61,044	279,582
Domino's Pizza, Inc.	32,517	637,984
Dover Downs Gaming & Entertainment, Inc.	19,410	283,774
Dover Motorsports, Inc.	22,686	129,991
Empire Resorts, Inc. (a)	29,497	217,688
Famous Dave's of America, Inc. (a)	6,737	143,633
Friendly Ice Cream Corp. (a)	6,031	82,022
Frisch's Restaurants, Inc.	2,711	85,261
Gaylord Entertainment Co. (a)	33,740	1,900,574
Great Wolf Resorts, Inc. (a)	38,009	538,588
IHOP Corp.	14,600	848,990
International Speedway Corp. Class A	29,137	1,526,779
Interstate Hotels & Resorts, Inc. (a)	17,282	106,284
Isle of Capri Casinos, Inc. (a)(d)	16,733	413,640
Jack in the Box, Inc. (a)	28,494	2,178,936
Jamba, Inc. (a)(d)	20,639	207,422
Krispy Kreme Doughnuts, Inc. (a)(d)	54,754	467,052
Landry's Seafood Restaurants, Inc.	12,835	375,552
Las Vegas Sands Corp. (a)	89,891	7,013,296
Life Time Fitness, Inc. (a)(d)	26,316	1,346,853
Littlefield Corp.	600	618
Lodgian, Inc. (a)	30,634	465,330
Luby's, Inc. (a)	27,286	263,037
Marcus Corp.	18,741	437,977
Max & Erma's Restaurants, Inc. (a)	2,608	23,394
McCormick & Schmick's Seafood Restaurants (a)	12,159	342,276
MGM Mirage, Inc. (a)	102,336	8,138,782
Monarch Casino & Resort, Inc. (a)	14,183	387,338
Morgans Hotel Group Co. (a)	17,220	423,268

	Shares	Value
Morton's Restaurant Group, Inc. (a)	8,711	$ 136,763
MTR Gaming Group, Inc. (a)	23,573	371,510
Multimedia Games, Inc. (a)	34,474	437,820
O'Charleys, Inc.	18,262	412,539
Orient Express Hotels Ltd. Class A	32,968	1,766,096
OSI Restaurant Partners, Inc.	61,538	2,504,597
P.F. Chang's China Bistro, Inc. (a)(d)	23,366	906,367
Panera Bread Co. Class A (a)(d)	26,928	1,517,931
Papa John's International, Inc. (a)	22,475	695,601
Peet's Coffee & Tea, Inc. (a)	10,925	284,815
Penn National Gaming, Inc. (a)(d)	62,646	3,347,176
Pinnacle Entertainment, Inc. (a)	50,512	1,545,667
Premier Exhibitions, Inc. (a)	16,798	234,836
Progressive Gaming International Corp. (a)(d)	36,971	213,323
Rare Hospitality International, Inc. (a)	35,034	1,017,387
Red Lion Hotels Corp. (a)	13,529	173,983
Red Robin Gourmet Burgers, Inc. (a)	12,651	543,107
Riviera Holdings Corp. (a)	9,800	351,624
Royal Caribbean Cruises Ltd. (d)	115,571	5,025,027
Rubio's Restaurants, Inc. (a)	3,930	46,964
Ruby Tuesday, Inc.	49,115	1,354,101
Ruth's Chris Steak House, Inc. (a)	15,729	287,998
Scientific Games Corp. Class A (a)(d)	57,429	2,144,399
Shuffle Master, Inc. (a)(d)	35,674	686,011
Six Flags, Inc. (d)	81,962	507,345
Smith & Wollensky Restaurant Group, Inc. (a)	18,726	204,862
Sonic Corp. (a)	64,240	1,566,171
SPEEDUS Corp. (a)	1,900	1,615
Speedway Motorsports, Inc.	12,671	511,402
Station Casinos, Inc.	35,879	3,151,970
Steak n Shake Co. (a)	17,661	268,447
Texas Roadhouse, Inc. Class A (a)	51,113	707,915
The Cheesecake Factory, Inc. (a)(d)	64,435	1,818,356
Town Sports International Holdings, Inc.	11,158	224,276
Triarc Companies, Inc. Class B	44,215	683,122
Trump Entertainment Resorts, Inc. (a)(d)	22,714	365,468
Vail Resorts, Inc. (a)(d)	26,263	1,574,467
WMS Industries, Inc. (a)	22,642	959,115
Wynn Resorts Ltd. (d)	65,776	6,350,015
Youbet.com, Inc. (a)	30,676	85,279
		99,017,323
Household Durables - 1.3%
American Greetings Corp. Class A	49,737	1,303,607
Avatar Holdings, Inc. (a)(d)	6,380	526,541
Bassett Furniture Industries, Inc.	8,703	124,888
Beazer Homes USA, Inc.	36,415	1,302,565
Blyth, Inc.	27,359	750,731
Brookfield Homes Corp. (d)	9,444	301,358
California Coastal Communities, Inc.	7,836	137,365
Cavalier Homes, Inc. (a)	13,027	64,744
Cavco Industries, Inc. (a)	5,868	226,740
Champion Enterprises, Inc. (a)(d)	73,058	830,669
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Cobra Electronics Corp.	1,132	$ 10,980
Comstock Homebuilding Companies, Inc. Class A (a)(d)	3,651	11,501
Craftmade International, Inc.	2,794	49,342
CSS Industries, Inc.	8,769	335,765
Directed Electronics, Inc. (a)(d)	13,160	116,729
Dixie Group, Inc. (a)	6,499	81,562
Dominion Homes, Inc. (a)(d)	2,526	12,453
Emerson Radio Corp. (a)	9,263	30,012
Ethan Allen Interiors, Inc.	23,871	866,756
Flexsteel Industries, Inc.	3,192	45,167
Furniture Brands International, Inc.	32,620	472,990
Garmin Ltd. (d)	98,140	6,313,346
Helen of Troy Ltd. (a)	25,072	684,466
Hooker Furniture Corp.	10,379	256,776
Hovnanian Enterprises, Inc. Class A (d)	43,491	1,098,583
iRobot Corp. (a)(d)	9,004	148,206
Jarden Corp. (a)	53,615	2,285,071
Kimball International, Inc. Class B	25,065	342,137
La-Z-Boy, Inc. (d)	52,536	617,823
Lenox Group, Inc. (a)	11,079	81,652
Levitt Corp. Class A	10,641	99,493
Libbey, Inc.	18,245	409,053
Lifetime Brands, Inc. (d)	5,543	116,736
M.D.C. Holdings, Inc.	28,043	1,523,857
M/I Homes, Inc.	8,680	249,810
Meritage Homes Corp. (a)(d)	18,180	630,664
MITY Enterprises, Inc. (a)	3,184	67,787
Mohawk Industries, Inc. (a)(d)	45,720	4,666,183
National Presto Industries, Inc.	4,941	299,523
NVR, Inc. (a)(d)	4,424	3,525,928
Orleans Homebuilders, Inc. (d)	4,454	36,924
Palm Harbor Homes, Inc. (a)(d)	9,454	151,075
Russ Berrie & Co., Inc. (a)	6,705	113,784
Ryland Group, Inc.	38,725	1,789,095
Salton, Inc. (a)(d)	2,717	4,863
Sealy Corp., Inc.	38,709	640,634
Skyline Corp.	6,866	227,539
Standard Pacific Corp.	55,509	1,183,452
Stanley Furniture Co., Inc.	12,350	283,927
Syntax-Brillian Corp. (a)(d)	37,311	226,105
Tarragon Corp.	8,937	92,498
Tempur-Pedic International, Inc.	52,587	1,333,606
Toll Brothers, Inc. (a)	115,452	3,386,207
TOUSA, Inc. (d)	9,819	40,160
Tupperware Brands Corp.	53,724	1,553,161
Universal Electronics, Inc. (a)	13,861	464,344
Virco Manufacturing Co. (a)	4,818	29,679
WCI Communities, Inc. (a)(d)	23,715	496,592
		43,073,204

	Shares	Value
Internet & Catalog Retail - 0.8%
1-800 CONTACTS, Inc. (a)	3,181	$ 63,079
1-800-FLOWERS.com, Inc. Class A (a)	19,046	168,938
Audible, Inc. (a)	9,878	98,978
Blue Nile, Inc. (a)(d)	11,439	657,399
Bluefly, Inc. (a)	1,778	1,938
Collegiate Pacific, Inc.	9,387	83,544
dELiA*s, Inc. (a)	18,288	144,658
Drugstore.com, Inc. (a)	71,510	180,920
eDiets.com, Inc. (a)(d)	14,028	51,763
Expedia, Inc. (a)(d)	211,060	5,071,772
FTD Group, Inc.	16,840	298,573
Gaiam, Inc. Class A (a)(d)	15,653	252,326
GSI Commerce, Inc. (a)	18,751	429,023
Hollywood Media Corp. (a)	26,946	119,101
Liberty Media Holding Corp. - Interactive Series A (a)	592,034	14,344,984
Netflix, Inc. (a)(d)	51,730	1,133,922
NutriSystem, Inc. (a)(d)	27,629	1,810,252
Overstock.com, Inc. (a)	13,725	252,815
PC Mall, Inc. (a)	3,555	43,655
PetMed Express, Inc. (a)	20,357	262,809
PhotoWorks, Inc. (a)	1,628	488
Priceline.com, Inc. (a)(d)	27,799	1,719,090
RedEnvelope, Inc. (a)	5,119	35,833
Shutterfly, Inc.	15,049	281,567
Stamps.com, Inc. (a)	24,970	340,841
Systemax, Inc. (d)	10,200	221,850
US Auto Parts Network, Inc.	28,450	225,893
ValueVision Media, Inc. Class A (a)	31,268	349,264
Varsity Group, Inc. (a)	4,794	4,938
		28,650,213
Leisure Equipment & Products - 0.3%
Adams Golf, Inc. (a)	9,544	17,943
Aldila, Inc.	9,995	155,022
Arctic Cat, Inc.	8,551	163,666
Callaway Golf Co.	62,625	1,137,896
Cybex International, Inc. (a)	14,718	100,082
Escalade, Inc.	6,336	60,192
Fairchild Corp. Class A (a)	9,497	16,810
Gametech International, Inc. (a)	13,061	127,345
JAKKS Pacific, Inc. (a)	26,514	696,523
Johnson Outdoors, Inc. Class A (a)	1,929	36,670
K2, Inc. (a)	48,676	742,796
Leapfrog Enterprises, Inc. Class A (a)	23,870	265,196
Marine Products Corp. (d)	11,382	92,422
MarineMax, Inc. (a)	11,754	244,248
Meade Instruments Corp. (a)	4,023	8,287
Nautilus, Inc. (d)	27,540	354,715
Oakley, Inc.	21,127	537,048
Polaris Industries, Inc. (d)	29,234	1,610,501
Pool Corp. (d)	42,646	1,746,354
RC2 Corp. (a)	19,370	870,488
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Smith & Wesson Holding Corp. (a)(d)	25,141	$ 350,214
Steinway Musical Instruments, Inc.	7,201	277,383
Sturm Ruger & Co., Inc. (a)	29,607	410,649
		10,022,450
Media - 3.7%
4Kids Entertainment, Inc. (a)	8,621	145,781
ACME Communications, Inc. (a)	6,362	34,991
Alloy, Inc. (a)	9,144	103,876
Arbitron, Inc.	25,809	1,351,359
Ballantyne of Omaha, Inc. (a)	30	188
Beasley Broadcast Group, Inc. Class A	4,117	35,365
Belo Corp. Series A (a)	78,632	1,747,989
Cablevision Systems Corp. - NY Group Class A	189,242	6,848,668
Carmike Cinemas, Inc.	16,956	441,704
Catalina Marketing Corp.	34,293	1,093,947
Charter Communications, Inc. Class A (a)	365,261	1,464,697
Cinemark Holdings, Inc. (a)	23,000	445,050
Citadel Broadcasting Corp.	38,912	322,970
CKX, Inc. (a)(d)	43,732	464,871
Clear Channel Outdoor Holding, Inc. Class A (a)	36,299	1,054,849
Courier Corp.	8,268	332,374
Cox Radio, Inc. Class A (a)	34,485	506,240
Crown Media Holdings, Inc. Class A (a)(d)	4,844	36,039
Cumulus Media, Inc. Class A (a)(d)	33,745	316,528
DG FastChannel, Inc. (a)	15,369	320,597
Discovery Holding Co. Class A (a)	241,030	5,635,281
DreamWorks Animation SKG, Inc. Class A (a)	46,544	1,390,735
EchoStar Communications Corp. Class A (a)	192,034	8,845,086
EMAK Worldwide, Inc. (a)	3,798	12,344
Emmis Communications Corp. Class A	24,658	256,197
Entercom Communications Corp. Class A	29,619	787,865
Entertainment Distribution Co., Inc. (a)	64,254	136,218
Entravision Communication Corp. Class A (a)	60,708	618,615
Fisher Communications, Inc. (a)	7,167	359,855
Franklin Electronic Publishers, Inc. (a)	2,339	5,754
GateHouse Media, Inc.	18,249	353,118
Gemstar-TV Guide International, Inc. (a)	221,834	1,020,436
Getty Images, Inc. (a)	41,657	2,084,933
Gray Television, Inc.	51,014	523,914
Harris Interactive, Inc. (a)	41,822	233,785
Harte-Hanks, Inc.	44,378	1,165,366
Hearst-Argyle Television, Inc.	22,579	587,054
Idearc, Inc.	121,177	4,271,489
Image Entertainment, Inc. (a)	7,100	30,459
Insignia Systems, Inc. (a)	4,959	19,291
Interactive Data Corp.	31,794	922,980

	Shares	Value
ION Media Networks, Inc.	15,438	$ 22,231
John Wiley & Sons, Inc. Class A	45,838	2,101,672
Journal Communications, Inc. Class A	34,744	477,730
Journal Register Co.	48,545	272,337
Knology, Inc. (a)(d)	30,013	558,542
Lakes Entertainment, Inc. (a)(d)	25,879	295,021
Lamar Advertising Co. Class A	63,639	4,168,355
Lee Enterprises, Inc.	35,207	884,400
Liberty Global, Inc. Class A (a)(d)	343,225	13,179,840
Liberty Media Holding Corp. - Capital Series A (a)	118,470	13,375,263
LIN TV Corp. Class A (a)	30,902	603,516
Live Nation, Inc. (a)	51,126	1,145,222
LodgeNet Entertainment Corp. (a)	13,711	486,466
Martha Stewart Living Omnimedia, Inc. Class A (d)	21,694	389,624
Marvel Entertainment, Inc. (a)(d)	57,023	1,574,405
Media General, Inc. Class A	21,102	769,168
Mediacom Communications Corp. Class A (a)	39,749	371,256
Morningstar, Inc. (a)	9,196	439,661
National CineMedia, Inc.	36,721	1,048,385
National Lampoon, Inc. (a)	1,200	2,280
Navarre Corp. (a)(d)	29,406	113,213
New Frontier Media, Inc.	31,250	275,938
Nexstar Broadcasting Group, Inc. Class A (a)	3,834	53,829
NTN Communications, Inc. (a)	16,316	17,948
Outdoor Channel Holdings, Inc. (a)(d)	22,403	224,254
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	17,049	184,982
Point.360 (a)	2,433	13,892
PRIMEDIA, Inc. (a)	156,174	466,960
R.H. Donnelley Corp.	60,429	4,709,836
Radio One, Inc. Class A (a)	82,131	615,983
RCN Corp.	32,607	917,887
Reading International, Inc. Class A (a)	10,681	97,090
Regal Entertainment Group Class A	61,976	1,418,011
Regent Communication, Inc. (a)	13,099	45,454
Rentrak Corp. (a)	6,275	100,212
Saga Communications, Inc. Class A (a)	5,932	55,049
Salem Communications Corp. Class A	6,831	82,655
Scholastic Corp. (a)	27,765	882,094
Sinclair Broadcast Group, Inc. Class A	42,947	657,948
Sirius Satellite Radio, Inc. (a)(d)	1,116,686	3,271,890
Spanish Broadcasting System, Inc. Class A (a)	67,440	318,991
SPAR Group, Inc. (a)	4,346	3,955
Sun-Times Media Group, Inc. Class A	65,094	358,668
The McClatchy Co. Class A	44,887	1,242,023
Time Warner Cable, Inc. (a)	134,715	5,174,403
TiVo, Inc. (a)(d)	88,430	552,688
Traffix, Inc.	3,088	17,880
Triple Crown Media, Inc. (a)	2,789	26,328
Valassis Communications, Inc. (a)	47,531	851,280
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Value Line, Inc.	523	$ 22,751
Virgin Media, Inc.	230,323	5,969,972
Warner Music Group Corp.	41,805	702,742
Washington Post Co. Class B	4,894	3,763,486
Westwood One, Inc.	76,419	615,937
World Wrestling Entertainment, Inc. Class A	21,245	372,000
WorldSpace, Inc. Class A (a)(d)	15,523	56,659
WPT Enterprises, Inc. (a)	6,993	31,958
XM Satellite Radio Holdings, Inc. Class A (d)	261,806	3,031,713
Young Broadcasting, Inc. Class A (a)	4,865	19,217
		125,832,008
Multiline Retail - 0.3%
99 Cents Only Stores (a)	45,295	635,942
Dollar Tree Stores, Inc. (a)	85,988	3,638,152
Duckwall-ALCO Stores, Inc. (a)	5,890	233,833
Fred's, Inc. Class A	37,592	540,573
Gottschalks, Inc. (a)	13,746	173,062
Retail Ventures, Inc. (a)	21,851	423,691
Saks, Inc.	103,619	2,076,525
The Bon-Ton Stores, Inc. (d)	10,212	487,112
Tuesday Morning Corp. (d)	23,697	330,336
		8,539,226
Specialty Retail - 2.9%
A.C. Moore Arts & Crafts, Inc. (a)	12,456	283,374
Aaron Rents, Inc.	38,834	1,113,759
Advance Auto Parts, Inc.	92,913	3,848,456
Aeropostale, Inc. (a)	44,575	2,063,823
America's Car Mart, Inc. (a)(d)	10,022	136,901
American Eagle Outfitters, Inc.	162,831	4,396,437
AnnTaylor Stores Corp. (a)	63,417	2,478,971
Asbury Automotive Group, Inc.	27,035	737,515
Barnes & Noble, Inc.	48,758	2,085,380
bebe Stores, Inc.	17,437	313,517
Big 5 Sporting Goods Corp.	20,787	525,703
Big Dog Holdings, Inc. (a)	2,572	44,418
Blockbuster, Inc. Class A (d)	154,797	684,203
Books-A-Million, Inc.	7,672	126,358
Borders Group, Inc. (d)	49,515	1,103,689
Brown Shoe Co., Inc.	35,487	1,051,835
Build-A-Bear Workshop, Inc. (a)(d)	15,816	472,898
Cabela's, Inc. Class A (a)(d)	36,939	851,075
Cache, Inc. (a)	10,279	171,351
CarMax, Inc. (a)	182,584	4,382,016
Casual Male Retail Group, Inc. (a)	25,375	297,903
Charlotte Russe Holding, Inc. (a)	19,130	532,771
Charming Shoppes, Inc. (a)(d)	100,759	1,255,457
Chico's FAS, Inc. (a)	153,532	4,182,212
Christopher & Banks Corp.	28,650	541,199
Citi Trends, Inc. (a)	8,345	338,223

	Shares	Value
Coldwater Creek, Inc. (a)	51,990	$ 1,291,952
Conn's, Inc. (a)(d)	13,453	408,299
Cost Plus, Inc. (a)(d)	14,259	131,753
CSK Auto Corp. (a)	40,616	739,211
Deb Shops, Inc.	3,517	97,702
Dick's Sporting Goods, Inc. (a)(d)	28,218	1,568,074
Dress Barn, Inc. (a)	40,696	939,671
DSW, Inc. Class A (a)	16,555	632,732
E Com Ventures, Inc. (a)	1,076	26,814
Eddie Bauer Holdings, Inc. (a)	34,117	468,768
Emerging Vision, Inc. (a)	5,700	1,425
Finish Line, Inc. Class A	42,728	546,918
Finlay Enterprises, Inc. (a)	2,122	11,141
Foot Locker, Inc.	133,689	2,933,137
Franklin Covey Co. (a)	19,359	144,999
Gamestop Corp. Class A (a)	112,908	4,175,338
Gander Mountain Co. (a)(d)	2,718	35,252
Genesco, Inc.	16,592	868,591
Group 1 Automotive, Inc.	18,981	800,998
Guess?, Inc.	51,552	2,278,598
Guitar Center, Inc. (a)	25,492	1,367,136
Gymboree Corp. (a)	27,717	1,238,950
Haverty Furniture Companies, Inc.	20,972	255,649
Hibbett Sports, Inc. (a)	27,021	755,777
Hot Topic, Inc. (a)	39,517	437,848
J. Crew Group, Inc.	31,379	1,407,976
Jo-Ann Stores, Inc. (a)	24,709	835,658
Jos. A. Bank Clothiers, Inc. (a)	13,804	581,010
Kirkland's, Inc. (a)	4,549	21,699
Lithia Motors, Inc. Class A (sub. vtg.)	14,522	390,351
Midas, Inc. (a)	16,843	378,462
Monro Muffler Brake, Inc.	16,892	652,876
Mothers Work, Inc. (a)	6,765	252,537
Movie Gallery, Inc. (a)(d)	14,422	34,036
New York & Co., Inc. (a)	16,878	206,418
O'Reilly Automotive, Inc. (a)	99,479	3,779,207
Pacific Sunwear of California, Inc. (a)	59,172	1,176,931
Payless ShoeSource, Inc. (a)	55,731	1,990,711
PETsMART, Inc.	114,211	3,908,300
Pick Ups Plus, Inc. (a)	73	0
Pier 1 Imports, Inc. (d)	85,092	640,743
Pomeroy IT Solutions, Inc. (a)	3,930	38,082
Rent-A-Center, Inc. (a)	57,768	1,565,513
Restoration Hardware, Inc. (a)(d)	42,873	268,385
Rex Stores Corp. (a)	2,776	44,027
Ross Stores, Inc.	127,985	4,203,027
Sally Beauty Holdings, Inc. (a)	77,094	706,952
Select Comfort Corp. (a)(d)	47,386	858,634
Sharper Image Corp. (a)(d)	4,600	52,486
Shoe Carnival, Inc. (a)	10,052	294,323
Sonic Automotive, Inc. Class A (sub. vtg.)	26,246	817,038
Stage Stores, Inc.	34,470	720,423
Stein Mart, Inc.	22,556	282,852
Syms Corp. (a)	6,463	134,947
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Talbots, Inc. (d)	18,650	$ 405,638
The Bombay Company, Inc. (a)	12,084	9,426
The Buckle, Inc.	10,867	444,460
The Cato Corp. Class A (sub. vtg.)	25,770	560,498
The Children's Place Retail Stores, Inc. (a)	20,849	1,177,135
The Men's Wearhouse, Inc.	43,121	2,300,074
The Pep Boys - Manny, Moe & Jack	37,359	795,747
Tractor Supply Co. (a)(d)	30,048	1,598,854
Trans World Entertainment Corp. (a)	16,560	83,297
TravelCenters of America LLC (a)	6,036	265,282
Tween Brands, Inc. (a)	27,587	1,200,862
United Auto Group, Inc.	33,188	737,769
United Retail Group, Inc. (a)	11,550	138,485
Urban Outfitters, Inc. (a)	103,744	2,757,516
West Marine, Inc. (a)	18,151	270,268
Wet Seal, Inc. Class A (a)	80,362	500,655
Williams-Sonoma, Inc.	80,523	2,728,924
Wilsons Leather Experts, Inc. (a)	22,999	31,049
Winmark Corp. (a)	2,614	48,359
Zale Corp. (a)	40,254	1,081,222
Zumiez, Inc. (a)(d)	13,408	517,549
		100,072,850
Textiles, Apparel & Luxury Goods - 0.8%
Ashworth, Inc. (a)	4,840	39,688
Carter's, Inc. (a)	43,284	1,173,862
Charles & Colvard Ltd.	5,525	25,968
Cherokee, Inc.	10,151	475,168
Columbia Sportswear Co.	11,813	823,720
Crocs, Inc. (a)(d)	32,066	2,608,890
Culp, Inc. (a)	4,772	41,994
Cutter & Buck, Inc.	14,375	205,994
Deckers Outdoor Corp. (a)	7,253	637,466
Delta Apparel, Inc.	6,654	111,055
Delta Woodside Industries, Inc. (a)	200	1
Everlast Worldwide, Inc. (a)	200	4,630
Forward Industries, Inc. (NY Shares) (a)	5,267	17,539
Fossil, Inc. (a)	41,276	1,288,224
G-III Apparel Group Ltd. (a)	6,864	142,085
Hanesbrands, Inc. (a)	81,036	2,115,040
Hartmarx Corp. (a)	38,879	254,657
Heelys, Inc. (d)	6,073	199,134
Iconix Brand Group, Inc. (a)	48,849	1,086,890
Innovo Group, Inc. (a)	3,410	4,058
K-Swiss, Inc. Class A	24,306	705,117
Kellwood Co.	18,957	546,151
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	15,827	395,675
Maidenform Brands, Inc. (a)	15,537	291,163
Movado Group, Inc.	17,220	573,943
Oxford Industries, Inc.	14,226	647,710
Perry Ellis International, Inc. (a)	13,045	408,830

	Shares	Value
Phillips-Van Heusen Corp.	46,917	$ 2,867,567
Quaker Fabric Corp. (a)	5,848	6,608
Quiksilver, Inc. (a)	109,117	1,539,641
R.G. Barry Corp. (a)	9,000	98,010
Rocky Brands, Inc. (a)	2,631	41,754
Samsonite Corp.	230,193	280,835
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	23,018	738,878
Steven Madden Ltd.	18,811	612,862
Stride Rite Corp.	28,006	564,321
Superior Uniform Group, Inc.	4,343	55,808
Tandy Brands Accessories, Inc.	1,058	12,569
Tarrant Apparel Group (a)	9,692	13,278
Timberland Co. Class A (a)	46,306	1,266,006
True Religion Apparel, Inc. (a)	10,785	202,434
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	24,171	1,156,099
Unifi, Inc. (a)	31,529	94,902
Unifirst Corp.	11,389	475,605
Volcom, Inc. (a)	13,237	575,810
Warnaco Group, Inc. (a)	38,778	1,333,575
Weyco Group, Inc.	9,210	238,539
Wolverine World Wide, Inc.	47,070	1,366,442
		28,366,195
TOTAL CONSUMER DISCRETIONARY		507,458,753
CONSUMER STAPLES - 2.7%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	12,401	474,958
Coca-Cola Bottling Co. Consolidated	4,034	223,322
Hansen Natural Corp. (a)(d)	61,686	2,455,103
Jones Soda Co. (a)(d)	20,735	390,855
MGP Ingredients, Inc. (d)	12,581	214,632
National Beverage Corp. (d)	13,356	186,583
PepsiAmericas, Inc.	56,457	1,389,971
Vermont Pure Holdings Ltd. (a)	4,384	8,417
		5,343,841
Food & Staples Retailing - 0.5%
Andersons, Inc. (d)	15,227	595,376
Arden Group, Inc. Class A	749	97,759
BJ's Wholesale Club, Inc. (a)	54,747	2,070,532
Casey's General Stores, Inc.	43,710	1,180,607
Central European Distribution Corp. (a)(d)	22,485	775,957
Ingles Markets, Inc. Class A	12,038	429,636
Longs Drug Stores Corp.	25,469	1,458,864
Nash-Finch Co.	9,067	426,602
Pathmark Stores, Inc. (a)	33,844	439,972
Performance Food Group Co. (a)	37,458	1,329,759
Pricesmart, Inc.	21,057	431,669
Rite Aid Corp. (d)	435,474	2,752,196
Ruddick Corp.	28,549	893,298
Smart & Final, Inc. (a)	8,436	185,676
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Spartan Stores, Inc.	26,862	$ 709,157
Susser Holdings Corp.	5,293	79,554
The Great Atlantic & Pacific Tea Co. (d)	13,027	449,562
The Pantry, Inc. (a)	19,706	858,393
Topps Co., Inc.	25,992	265,638
United Natural Foods, Inc. (a)	32,351	885,447
Village Super Market, Inc. Class A	2,000	85,900
Weis Markets, Inc.	10,603	454,657
Wild Oats Markets, Inc. (a)(d)	22,813	392,384
Winn-Dixie Stores, Inc. (a)	51,133	1,600,463
		18,849,058
Food Products - 1.1%
Alico, Inc.	3,393	203,376
B&G Foods, Inc.	308	4,204
Bridgford Foods Corp. (a)	4,789	35,055
Bunge Ltd.	100,889	7,881,449
Cal-Maine Foods, Inc.	15,000	200,250
Calavo Growers, Inc.	7,029	94,681
Chiquita Brands International, Inc. (d)	41,815	766,887
Corn Products International, Inc.	62,089	2,547,512
Darling International, Inc. (a)	75,439	682,723
Del Monte Foods Co.	166,155	2,002,168
Delta & Pine Land Co.	29,227	1,223,150
Diamond Foods, Inc.	17,088	281,439
Farmer Brothers Co.	6,050	134,613
Flowers Foods, Inc.	48,135	1,660,658
Fresh Del Monte Produce, Inc.	27,260	663,236
Galaxy Nutritional Foods, Inc. (a)	5,579	3,877
Green Mountain Coffee Roasters, Inc. (a)(d)	6,233	421,662
Griffin Land & Nurseries, Inc. (a)	1,112	41,667
Hain Celestial Group, Inc. (a)	35,008	1,001,229
Hines Horticulture, Inc. (a)	5,290	5,766
Hormel Foods Corp.	61,732	2,311,863
Imperial Sugar Co.	5,134	145,908
J&J Snack Foods Corp.	13,008	511,605
John B. Sanfilippo & Son, Inc. (a)	4,719	52,192
Lancaster Colony Corp.	22,977	1,006,622
Lance, Inc.	24,450	580,688
Lifeway Foods, Inc. (a)(d)	9,724	97,434
Maui Land & Pineapple, Inc. (a)	3,029	106,772
Monterey Gourmet Foods, Inc. (a)	4,304	18,507
Omega Protein Corp. (a)	5,131	44,948
Overhill Farms, Inc. (a)	28,537	163,802
Pilgrims Pride Corp. Class B	35,403	1,250,788
Ralcorp Holdings, Inc. (a)	23,029	1,339,367
Reddy Ice Holdings, Inc.	14,055	428,959
Sanderson Farms, Inc. (d)	13,826	594,380
Seaboard Corp.	345	765,210
Smithfield Foods, Inc. (a)	110,674	3,557,062
Tasty Baking Co.	4,304	36,670

	Shares	Value
The Inventure Group, Inc. (a)	3,448	$ 10,378
The J.M. Smucker Co.	48,708	2,810,452
Tootsie Roll Industries, Inc.	19,918	559,696
TreeHouse Foods, Inc. (a)	23,604	661,856
Zapata Corp. (a)	6,888	47,114
		36,957,875
Household Products - 0.3%
Central Garden & Pet Co. (a)(d)	62,993	903,950
Church & Dwight Co., Inc.	55,043	2,752,700
Energizer Holdings, Inc. (a)	46,976	4,653,443
Oil-Dri Corp. of America	5,650	97,406
Orchids Paper Products Co. (a)(d)	7,624	38,577
Spectrum Brands, Inc. (a)(d)	28,099	236,032
WD-40 Co.	15,894	529,747
		9,211,855
Personal Products - 0.4%
Alberto-Culver Co.	84,064	2,088,150
Bare Escentuals, Inc.	30,848	1,294,074
Carrington Laboratories, Inc. (a)	5,146	8,491
Chattem, Inc. (a)(d)	14,678	934,548
Elizabeth Arden, Inc. (a)	27,122	635,197
Herbalife Ltd. (a)	34,476	1,387,659
Integrated Biopharma, Inc. (a)	2,198	13,276
Inter Parfums, Inc.	7,365	195,541
Mannatech, Inc. (d)	11,829	165,843
MediFast, Inc. (a)(d)	7,496	65,440
Natural Health Trends Corp. (a)	8,588	30,316
NBTY, Inc. (a)	52,337	2,749,263
Nu Skin Enterprises, Inc. Class A	41,550	728,787
Parlux Fragrances, Inc. (a)(d)	13,118	58,506
Physicians Formula Holdings, Inc.	15,509	268,306
Playtex Products, Inc. (a)	56,441	840,971
Prestige Brands Holdings, Inc. (a)	32,948	433,266
Reliv International, Inc.	10,690	111,711
Revlon, Inc. Class A (sub. vtg.) (a)(d)	149,994	206,992
Schiff Nutrition International, Inc. (a)	11,731	81,648
USANA Health Sciences, Inc. (a)(d)	10,065	391,327
		12,689,312
Tobacco - 0.3%
Alliance One International, Inc. (a)	73,751	708,747
Loews Corp. - Carolina Group	91,239	7,093,832
Star Scientific, Inc. (a)(d)	42,163	43,850
Universal Corp.	21,859	1,389,577
Vector Group Ltd. (d)	32,218	621,485
		9,857,491
TOTAL CONSUMER STAPLES		92,909,432
ENERGY - 8.8%
Energy Equipment & Services - 2.9%
Allis-Chalmers Energy, Inc. (a)(d)	28,164	568,913
Atwood Oceanics, Inc. (a)	22,488	1,476,112
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Basic Energy Services, Inc. (a)	28,570	$ 762,819
Bolt Technology Corp. (a)	6,415	283,094
Boots & Coots/International Well Control, Inc. (a)	49,367	102,190
Bristow Group, Inc. (a)	20,474	1,008,549
Bronco Drilling Co., Inc. (a)	9,444	158,093
Cal Dive International, Inc. (a)(d)	18,160	280,754
Cameron International Corp. (a)	104,409	7,402,598
Carbo Ceramics, Inc. (d)	15,457	686,291
Complete Production Services, Inc. (a)	39,606	1,063,421
Dawson Geophysical Co. (a)	7,711	410,457
Diamond Offshore Drilling, Inc.	54,793	5,170,815
Dresser-Rand Group, Inc. (a)	73,163	2,604,603
Dril-Quip, Inc. (a)	21,108	1,024,160
ENGlobal Corp. (a)	5,236	54,140
FMC Technologies, Inc. (a)	57,110	4,317,516
Global Industries Ltd. (a)	70,330	1,667,524
GlobalSantaFe Corp.	200,584	13,699,887
Grant Prideco, Inc. (a)	108,860	6,182,159
Grey Wolf, Inc. (a)	148,450	1,175,724
Gulf Island Fabrication, Inc.	8,203	271,765
Gulfmark Offshore, Inc. (a)	18,266	917,501
Hanover Compressor Co. (a)	76,155	1,903,875
Helmerich & Payne, Inc.	80,454	2,726,586
Hercules Offshore, Inc. (a)(d)	30,413	1,062,326
Horizon Offshore, Inc. (a)	28,173	476,687
Hornbeck Offshore Services, Inc. (a)	22,809	910,307
Hyperdynamics Corp. (a)(d)	30,744	67,944
Infinity Energy Resources, Inc. (a)	5,988	19,162
Input/Output, Inc. (a)(d)	63,629	1,019,973
Lone Star Technologies, Inc. (a)	27,093	1,825,526
Lufkin Industries, Inc.	12,500	798,875
Matrix Service Co. (a)	16,669	425,893
Metretek Technologies, Inc. (a)	10,994	153,366
Mitcham Industries, Inc. (a)	6,187	103,137
NATCO Group, Inc. Class A (a)	10,044	431,992
Natural Gas Services Group, Inc. (a)	9,872	166,738
Newpark Resources, Inc. (a)	84,907	669,916
Oceaneering International, Inc. (a)	44,919	2,247,747
Oil States International, Inc. (a)	36,367	1,415,767
Omni Energy Services Corp. (a)	11,673	127,586
Parker Drilling Co. (a)	98,922	1,156,398
Particle Drilling Technologies, Inc. (a)	18,049	47,649
Patterson-UTI Energy, Inc.	132,115	3,490,478
PHI, Inc. (non-vtg.) (a)	12,064	343,824
Pioneer Drilling Co. (a)	49,528	763,226
Pride International, Inc. (a)	140,030	5,042,480
Royale Energy, Inc.	5,582	19,649
RPC, Inc.	32,667	554,686
SEACOR Holdings, Inc. (a)	17,921	1,657,513
Sulphco, Inc. (a)(d)	32,734	126,353

	Shares	Value
Superior Energy Services, Inc. (a)	77,857	$ 3,126,737
Superior Well Services, Inc. (a)	8,767	227,241
T-3 Energy Services, Inc. (a)	4,721	137,853
TETRA Technologies, Inc. (a)	57,906	1,617,315
TGC Industries, Inc.	12,744	138,272
Tidewater, Inc. (d)	48,435	3,196,710
TODCO (a)	51,572	2,550,751
Trico Marine Services, Inc. (a)	12,275	516,900
Union Drilling, Inc. (a)	10,737	163,739
Unit Corp. (a)	39,155	2,412,340
Universal Compression Holdings, Inc. (a)	26,163	1,944,173
W-H Energy Services, Inc. (a)	25,991	1,658,226
		98,735,001
Oil, Gas & Consumable Fuels - 5.9%
Abraxas Petroleum Corp. (a)(d)	25,751	102,746
Adams Resources & Energy, Inc.	12,021	383,710
Alliance Holdings GP, LP	13,326	382,456
Alliance Resource Partners LP	16,595	728,355
Alon USA Energy, Inc.	26,000	1,032,980
Alpha Natural Resources, Inc. (a)	50,090	965,234
American Oil & Gas, Inc. NV (a)	26,960	138,844
APCO Argentina, Inc.	2,706	248,952
Arch Coal, Inc.	123,256	4,977,077
Arena Resources, Inc. (a)(d)	11,401	580,083
Arlington Tankers Ltd.	14,838	398,845
Atlas America, Inc. (a)	21,435	1,063,605
Atlas Pipeline Partners, LP	10,151	511,610
ATP Oil & Gas Corp. (a)(d)	17,813	807,820
Aurora Oil & Gas Corp. (a)	68,197	136,394
Aventine Renewable Energy Holdings, Inc. (d)	24,729	416,189
Barnwell Industries, Inc.	3,174	65,765
Berry Petroleum Co. Class A	34,508	1,257,126
Bill Barrett Corp. (a)	27,114	1,024,638
Boardwalk Pipeline Partners, LP	28,197	997,046
Bois d'Arc Energy LLC (a)	20,456	351,434
BP Prudhoe Bay Royalty Trust (d)	13,613	902,542
Brigham Exploration Co. (a)	34,475	216,848
Buckeye GP Holdings LP	13,298	348,408
Buckeye Partners LP (a)	32,476	1,692,000
Cabot Oil & Gas Corp.	81,257	3,169,023
Callon Petroleum Co. (a)	15,101	215,189
Calumet Specialty Products Partners LP	7,866	403,919
Cano Petroleum, Inc. (a)	10,000	51,000
Carrizo Oil & Gas, Inc. (a)	21,483	873,714
Cheniere Energy, Inc. (a)(d)	42,903	1,633,317
Cimarex Energy Co. (a)	76,001	3,194,322
Clayton Williams Energy, Inc. (a)	4,863	123,083
CNX Gas Corp. (a)	19,710	580,657
Comstock Resources, Inc. (a)	37,338	1,133,582
Contango Oil & Gas Co. (a)(d)	11,192	380,304
Continental Resources, Inc. (a)	4,926	73,397
Copano Energy LLC	29,904	1,308,599
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CREDO Petroleum Corp. (a)	9,108	$ 130,335
Cross Timbers Royalty Trust (a)	3,715	164,166
Crosstex Energy LP (a)	17,050	600,331
Crosstex Energy, Inc. (d)	36,000	1,078,920
DCP Midstream Partners LP	11,428	498,489
Delek US Holdings, Inc.	23,193	553,153
Delta Petroleum Corp. (a)(d)	49,241	967,093
Denbury Resources, Inc. (a)	98,886	3,585,606
Dorchester Minerals LP (a)	21,735	491,646
Double Eagle Petroleum Co. (a)(d)	8,444	165,165
Double Hull Tankers, Inc.	13,844	220,120
Edge Petroleum Corp. (a)	24,338	351,927
Enbridge Energy Management LLC	7,183	398,513
Enbridge Energy Partners LP	40,047	2,234,623
Encore Acquisition Co. (a)	41,787	1,151,232
Endeavor International Corp. (a)	74,100	152,646
Energy Partners Ltd. (a)	25,989	447,011
Energy Transfer Equity LP	102,610	4,175,201
Energy Transfer Partners LP	62,759	3,840,851
Enterprise GP Holdings LP	6,986	259,530
Enterprise Products Partners LP	234,946	7,358,509
Evergreen Energy, Inc. (a)(d)	63,376	437,928
EXCO Resources, Inc. (a)	74,098	1,338,951
Forest Oil Corp. (a)(d)	45,124	1,831,583
Foundation Coal Holdings, Inc.	40,389	1,785,194
Frontier Oil Corp.	92,000	3,703,920
FX Energy, Inc. (a)	24,929	248,791
Gasco Energy, Inc. (a)(d)	60,806	141,070
General Maritime Corp.	25,371	769,249
Genesis Energy LP	11,331	399,984
Geomet, Inc.	18,693	148,422
Giant Industries, Inc. (a)	17,000	1,309,340
Global Partners LP	5,000	187,300
GMX Resources, Inc. (a)(d)	6,855	265,220
Goodrich Petroleum Corp. (a)(d)	12,161	433,175
Green Plains Renewable Energy, Inc. (a)	3,244	63,712
Gulfport Energy Corp. (a)(d)	28,010	534,991
Harken Energy Corp. (a)	45,664	18,266
Harvest Natural Resources, Inc. (a)	30,944	293,040
Helix Energy Solutions Group, Inc. (a)	72,268	2,879,880
Hiland Partners LP	2,430	131,463
Holly Corp.	43,154	3,024,664
Holly Energy Partners LP	6,668	334,467
Houston American Energy Corp. (a)(d)	20,000	102,000
Houston Exploration Co. (a)	21,869	1,313,015
Hugoton Royalty Trust	36,266	987,161
Inergy Holdings LP	5,264	263,358
Inergy LP	34,677	1,261,896
International Coal Group, Inc. (a)(d)	118,649	755,794
James River Coal Co. (a)(d)	9,436	138,804
K-Sea Transn Partners LP	4,670	206,321

	Shares	Value
Kinder Morgan Energy Partners LP	125,605	$ 6,933,396
Kinder Morgan Management LLC	46,404	2,377,277
Linn Energy LLC (d)	24,020	863,759
Magellan Midstream Holdings LP	16,924	498,243
Magellan Midstream Partners LP	52,229	2,421,859
Mariner Energy, Inc. (a)	78,647	1,964,602
Markwest Energy Partners LP	22,132	763,554
Markwest Hydrocarbon, Inc.	13,932	829,093
Martin Midstream Partners LP	4,000	166,200
Massey Energy Co.	70,107	2,031,701
McMoRan Exploration Co. (d)	30,590	463,439
Meridian Resource Corp. (a)	58,885	172,533
National Energy Group, Inc.	5,079	25,903
Natural Resource Partners LP	30,154	1,102,732
Newfield Exploration Co. (a)	108,071	5,191,731
NGAS Resources, Inc. (a)(d)	16,181	130,581
Noble Energy, Inc.	154,870	9,801,722
NuStar Energy LP	30,200	1,995,012
NuStar GP Holdings LLC	26,275	969,285
OMI Corp.	51,773	1,513,843
ONEOK Partners LP	41,451	2,850,171
Overseas Shipholding Group, Inc.	25,557	2,033,059
Pacific Ethanol, Inc. (a)(d)	36,225	487,589
Panhandle Royalty Co. Class A	14,442	367,549
Parallel Petroleum Corp. (a)(d)	33,538	773,386
Penn Virginia Corp.	15,925	1,270,815
Penn Virginia Resource Partners LP	21,949	658,031
Petrohawk Energy Corp. (a)	139,701	2,277,126
Petroleum Development Corp. (a)	11,924	607,766
Petroquest Energy, Inc. (a)	30,204	427,689
Pioneer Natural Resources Co.	108,212	5,585,903
Plains Exploration & Production Co. (a)	62,280	3,295,858
Pogo Producing Co.	46,812	2,531,125
PrimeEnergy Corp. (a)	1,965	113,990
Quest Resource Corp. (a)	16,547	145,117
Quicksilver Resources, Inc. (a)	45,939	2,043,826
Range Resources Corp.	116,579	4,516,270
Regency Energy Partners LP	24,671	641,446
Rentech, Inc. (a)	94,996	232,740
Rio Vista Energy Partners LP	601	5,691
Rosetta Resources, Inc. (a)(d)	46,711	1,139,281
Ship Finance International Ltd. (NY Shares)	42,149	1,309,569
Southwestern Energy Co. (a)	141,057	6,714,313
St. Mary Land & Exploration Co.	49,046	1,832,359
Stone Energy Corp. (a)	21,141	689,831
Sunoco Logistics Partners LP	12,042	734,562
Swift Energy Co. (a)	24,565	1,057,032
Syntroleum Corp. (a)(d)	20,072	60,015
TC Pipelines LP	15,262	621,927
Teekay LNG Partners LP	13,806	498,535
Teekay Shipping Corp.	35,358	2,151,888
TEPPCO Partners LP	65,298	2,869,847
Tesoro Corp.	114,456	7,082,537
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Toreador Resources Corp. (a)(d)	15,374	$ 239,219
Transmeridian Exploration, Inc. (a)(d)	56,402	129,725
Tri-Valley Corp. (a)(d)	35,638	314,327
TXCO Resources, Inc. (a)(d)	25,348	289,221
Ultra Petroleum Corp. (a)	140,184	8,604,494
Uranerz Energy Corp. (a)(d)	28,590	160,390
Uranium Resources, Inc. (a)	45,900	453,033
US BioEnergy Corp.	10,659	137,288
USEC, Inc. (a)	74,442	1,719,610
Vaalco Energy, Inc. (a)	54,892	262,933
Venoco, Inc.	10,951	217,596
VeraSun Energy Corp. (d)	24,625	374,054
W&T Offshore, Inc.	21,843	642,403
Warren Resources, Inc. (a)(d)	37,453	495,503
Western Refining, Inc. (d)	43,393	2,132,766
Westmoreland Coal Co.	7,132	199,696
Whiting Petroleum Corp. (a)	30,926	1,371,568
Williams Partners LP	14,931	727,438
World Fuel Services Corp.	28,500	1,165,935
		204,485,346
TOTAL ENERGY		303,220,347
FINANCIALS - 22.6%
Capital Markets - 1.7%
A.G. Edwards, Inc.	65,316	5,758,259
ACA Capital Holdings, Inc. (d)	12,022	173,237
Affiliated Managers Group, Inc. (a)(d)	25,470	3,316,194
AllianceBernstein Holding LP	22,298	2,038,260
BlackRock, Inc. Class A	16,379	2,514,832
Calamos Asset Management, Inc. Class A	22,301	556,410
Cohen & Steers, Inc.	10,367	538,980
Cowen Group, Inc.	10,541	187,946
Diamond Hill Investment Group, Inc. (a)	2,300	214,153
Eaton Vance Corp. (non-vtg.)	110,330	4,842,384
Epoch Holding Corp. (a)	5,333	75,142
Evercore Partners, Inc. Class A	4,709	149,322
FCStone Group, Inc.	4,700	198,763
FirstCity Financial Corp. (a)	5,260	49,286
GAMCO Investors, Inc. Class A	5,578	287,713
GFI Group, Inc. (a)	14,892	1,109,454
Greenhill & Co., Inc.	9,578	689,616
HFF, Inc.	11,711	186,790
International Assets Holding Corp. (a)(d)	2,986	72,082
Investment Technology Group, Inc. (a)	39,519	1,606,447
Investors Financial Services Corp.	57,146	3,515,622
Jefferies Group, Inc.	86,916	2,663,106
JMP Group, Inc.	1,543	17,667
KBW, Inc.	27,796	908,651
Knight Capital Group, Inc. Class A (a)	88,635	1,534,272

	Shares	Value
LaBranche & Co., Inc. (a)(d)	42,155	$ 348,200
Ladenburg Thalmann Financial Services, Inc. (a)(d)	96,420	221,766
Lazard Ltd. Class A	43,423	2,339,631
MCF Corp. (a)	10,677	50,182
National Holdings Corp. (a)	1,000	2,250
Nuveen Investments, Inc. Class A	65,661	3,602,162
optionsXpress Holdings, Inc.	42,849	1,091,793
Penson Worldwide, Inc.	16,747	481,979
Piper Jaffray Companies (a)(d)	14,962	1,000,958
Raymond James Financial, Inc.	86,073	2,867,092
Sanders Morris Harris Group, Inc.	12,371	169,359
SEI Investments Co.	61,923	3,822,507
Siebert Financial Corp.	7,668	28,755
Stifel Financial Corp. (a)(d)	13,786	830,055
SWS Group, Inc.	22,294	538,177
TD Ameritrade Holding Corp. (a)	214,879	4,411,466
Thomas Weisel Partners Group, Inc. (a)	17,034	298,095
TradeStation Group, Inc. (a)	36,944	440,372
U.S. Global Investments, Inc. Class A (d)	8,588	182,753
W.P. Carey & Co. LLC	25,325	858,518
W.P. Stewart & Co. Ltd. (d)	19,230	195,954
Waddell & Reed Financial, Inc. Class A	88,768	2,302,642
Westwood Holdings Group, Inc.	3,071	82,763
		59,372,017
Commercial Banks - 4.0%
1st Source Corp.	7,209	188,876
Abigail Adams National Bancorp, Inc.	3,050	42,639
Abington Community Bancorp, Inc. (d)	10,420	191,728
Alabama National Bancorp, Delaware	19,697	1,236,972
Amcore Financial, Inc.	18,595	553,945
American National Bankshares, Inc.	2,434	55,739
AmericanWest Bancorp	6,795	134,813
Ameris Bancorp	15,734	366,130
AmeriServ Financial, Inc. (a)	8,597	37,483
Ames National Corp. (d)	14,284	309,391
Arrow Financial Corp.	6,125	137,568
Associated Banc-Corp.	101,783	3,359,857
BancFirst Corp.	7,680	331,546
Bancorp, Inc., Delaware (a)	13,627	292,435
BancorpSouth, Inc.	60,585	1,517,048
BancTrust Financial Group, Inc.	9,140	183,166
Bank of Florida Corp. (a)	9,353	168,635
Bank of Granite Corp.	16,693	270,594
Bank of Hawaii Corp.	40,866	2,186,740
Bank of Marin, California	4,442	149,740
Bank of the Ozarks, Inc.	12,728	365,548
BankFinancial Corp.	29,332	482,805
Banner Corp.	12,592	453,564
Bar Harbor Bankshares	2,569	81,437
BOK Financial Corp.	21,857	1,186,398
Boston Private Financial Holdings, Inc.	33,383	945,073
Bryn Mawr Bank Corp.	2,058	47,828
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Cadence Financial Corp.	15,524	$ 304,891
Camden National Corp.	5,896	225,817
Capital Bank Corp.	4,787	82,767
Capital City Bank Group, Inc. (d)	9,046	270,023
Capital Corp. of the West	8,704	214,554
Capitol Bancorp Ltd.	14,433	416,825
Cardinal Financial Corp.	17,899	175,589
Cascade Bancorp (d)	20,935	471,038
Cascade Financial Corp.	13,915	226,675
Cathay General Bancorp	44,497	1,507,558
Centennial Bank Holdings, Inc., Delaware (a)	46,113	403,950
Center Bancorp, Inc. (a)(d)	10,005	154,077
Center Financial Corp., California	17,368	299,077
Central Pacific Financial Corp.	27,843	944,713
Century Bancorp, Inc. Class A (non-vtg.)	2,001	46,023
Chemical Financial Corp.	19,387	521,316
Chittenden Corp.	48,039	1,400,817
Citizens & Northern Corp.	6,694	139,637
Citizens Banking Corp., Michigan	70,265	1,337,846
Citizens Financial Services, Inc.	1,515	33,785
City Holding Co.	16,106	613,800
City National Corp.	37,187	2,879,761
CoBiz, Inc.	19,397	358,651
Colonial Bancgroup, Inc.	131,334	3,314,870
Colony Bankcorp, Inc. (d)	4,000	84,800
Columbia Bancorp, Oregon (d)	11,500	228,390
Columbia Banking Systems, Inc.	14,287	433,468
Commerce Bancshares, Inc.	60,629	2,861,689
Community Bank of Nevada (a)	12,885	382,427
Community Bank System, Inc.	22,072	453,800
Community Banks, Inc.	20,022	635,098
Community Bankshares, Inc., South Carolina (a)	3,531	54,554
Community Capital Corp.	1,900	38,095
Community Trust Bancorp, Inc.	12,277	416,927
Cullen/Frost Bankers, Inc.	56,127	2,984,273
CVB Financial Corp.	78,714	898,914
Dearborn Bancorp, Inc.	11,262	185,598
East West Bancorp, Inc.	53,472	2,167,755
Eastern Virgina Bankshares, Inc.	3,012	67,439
Enterprise Financial Services Corp. (a)(d)	14,184	343,962
EuroBancshares, Inc. (a)	10,674	98,521
Exchange National Bancshares, Inc.	5,406	171,965
Farmers Capital Bank Corp.	5,002	145,558
Fidelity Southern Corp.	4,918	88,180
Financial Institutions, Inc.	5,570	112,848
First Bancorp, North Carolina	14,778	288,171
First Bancorp, Puerto Rico (d)	72,615	912,044

	Shares	Value
First Charter Corp.	26,877	$ 590,756
First Citizen Bancshares, Inc.	4,753	920,846
First Commonwealth Financial Corp. (d)	59,953	678,068
First Community Bancorp, California	26,823	1,514,963
First Community Bancshares, Inc.	10,000	312,900
First Financial Bancorp, Ohio	38,308	563,894
First Financial Bankshares, Inc.	12,289	498,196
First Financial Corp., Indiana	6,060	174,104
First Indiana Corp.	10,374	218,061
First M&F Corp.	1,684	31,912
First Mariner Bancorp, Inc. (a)	999	13,337
First Merchants Corp.	17,779	432,919
First Midwest Bancorp, Inc., Delaware	40,922	1,505,520
First of Long Island Corp.	1,872	40,772
First Regional Bancorp (a)	11,196	287,625
First Republic Bank, California	27,610	1,495,082
First Security Group, Inc.	10,700	119,519
First South Bancorp, Inc., Virginia (d)	5,916	162,808
First State Bancorp.	20,559	454,765
First United Corp.	5,930	127,614
Firstbank Corp., Michigan	7,615	144,380
FirstMerit Corp.	69,227	1,490,457
FNB Corp., North Carolina	14,866	240,681
FNB Corp., Pennsylvania	48,149	804,570
FNB Corp., Virginia	3,618	115,812
FNB Financial Services Corp.	4,785	69,095
Frontier Financial Corp., Washington (d)	40,151	933,912
Fulton Financial Corp.	155,361	2,369,255
Gateway Financial Holdings, Inc.	10,000	144,700
GB&T Bancshares, Inc.	15,000	249,450
German American Bancorp, Inc.	17,151	237,027
Glacier Bancorp, Inc.	50,207	1,074,430
Great Lakes Bancorp, Inc. (a)	10,319	145,498
Great Southern Bancorp, Inc.	7,120	196,868
Greater Bay Bancorp	41,082	1,146,599
Greater Community Bancorp	4,420	70,632
Green Bankshares, Inc.	12,985	454,345
Hancock Holding Co.	22,250	879,765
Hanmi Financial Corp.	44,770	782,132
Harleysville National Corp., Pennsylvania	30,004	485,165
Harrington West Financial Group, Inc.	4,000	68,920
Heartland Financial USA, Inc.	14,000	337,260
Heritage Commerce Corp.	8,124	198,063
Heritage Financial Corp., Washington	4,130	95,610
Home Bancshares, Inc.	8,000	178,400
Horizon Financial Corp.	12,153	273,929
IBERIABANK Corp.	7,577	387,412
Independent Bank Corp., Massachusetts	11,103	328,982
Independent Bank Corp., Michigan	20,910	361,534
Integra Bank Corp.	19,801	450,869
International Bancshares Corp.	45,941	1,233,516
Intervest Bancshares Corp. Class A	6,743	167,024
Irwin Financial Corp.	23,780	378,102
Lakeland Bancorp, Inc.	14,700	206,094
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Lakeland Financial Corp.	10,412	$ 229,064
Leesport Financial Corp.	2,051	44,014
LSB Bancshares, Inc.	6,571	90,680
Macatawa Bank Corp.	20,513	321,234
MainSource Financial Group, Inc.	15,369	263,578
MB Financial, Inc.	36,946	1,306,411
MBT Financial Corp. (d)	10,000	137,300
Mercantile Bancorp, Inc., Illinois	3,576	79,387
Mercantile Bank Corp.	8,789	241,610
Merchants Bancshares, Inc.	6,649	149,603
Merrill Merchants Bancshares, Inc.	2,503	77,117
Metrocorp Bancshares, Inc.	4,282	90,821
Midsouth Bancorp, Inc.	3,316	82,900
Midwest Banc Holdings, Inc.	15,647	251,134
MidWestOne Financial Group, Inc.	3,499	60,953
Nara Bancorp, Inc.	25,509	409,675
National Penn Bancshares, Inc.	32,018	584,008
NBT Bancorp, Inc.	33,577	758,840
Nexity Financial Corp. (a)	5,000	57,000
North Valley Bancorp	11,383	282,071
Northern States Financial Corp.	2,836	68,631
Northrim Bancorp, Inc.	982	26,396
Oak Hill Financial, Inc.	7,403	156,796
Ohio Valley Banc Corp.	6,000	151,500
Old National Bancorp, Indiana	54,826	978,644
Old Second Bancorp, Inc. (d)	12,393	362,371
Omega Financial Corp.	10,510	300,271
Oriental Financial Group, Inc.	25,839	312,394
PAB Bankshares, Inc.	7,746	154,300
Pacific Capital Bancorp	40,823	1,050,784
Pacific Mercantile Bancorp (a)	7,285	100,387
Park National Corp. (d)	10,282	897,824
Peapack-Gladstone Financial Corp.	4,448	126,679
Pennsylvania Communication Bancorp, Inc. (a)	3,180	85,637
Peoples Bancorp, Inc.	5,422	149,701
Peoples Banctrust Co., Inc.	1,053	25,851
Peoples Financial Corp., Mississippi	4,312	109,913
Pinnacle Financial Partners, Inc. (a)	14,923	440,975
Placer Sierra Bancshares	18,155	510,519
Popular, Inc.	220,472	3,794,323
Preferred Bank, Los Angeles California	10,547	402,579
Premier Community Bankshares, Inc.	7,661	247,910
PremierWest Bancorp (d)	18,613	259,465
Princeton National Bancorp, Inc.	2,512	72,471
PrivateBancorp, Inc.	16,540	554,752
Prosperity Bancshares, Inc.	36,122	1,251,266
Provident Bankshares Corp.	27,967	935,496
QCR Holdings, Inc.	4,300	75,250
Renasant Corp.	14,520	353,126
Republic Bancorp, Inc., Kentucky Class A	12,102	230,785

	Shares	Value
Republic First Bancorp, Inc.	7,220	$ 72,128
Royal Bancshares of Pennsylvania, Inc. Class A	6,704	141,656
S&T Bancorp, Inc.	22,241	728,615
S.Y. Bancorp, Inc.	6,778	169,314
Sandy Spring Bancorp, Inc.	14,316	459,973
Santander Bancorp	4,969	86,262
Savannah Bancorp, Inc.	3,956	99,691
SCBT Financial Corp.	8,400	304,584
Seacoast Banking Corp., Florida	17,060	396,816
Security Bank Corp., Georgia	18,190	373,986
Shore Bancshares, Inc. (d)	5,814	151,397
Sierra Bancorp (d)	6,100	169,763
Signature Bank, New York (a)	26,946	895,955
Simmons First National Corp. Class A	9,580	270,252
Sky Financial Group, Inc.	98,497	2,708,668
Smithtown Bancorp, Inc.	10,655	251,351
South Financial Group, Inc.	74,749	1,779,026
Southside Bancshares, Inc. (d)	14,701	317,689
Southwest Bancorp, Inc., Oklahoma	17,075	419,533
Southwest Georgia Financial Corp.	835	15,865
State Bancorp, Inc., New York	5,592	100,936
Sterling Bancorp, New York	16,378	262,539
Sterling Bancshares, Inc.	61,143	702,533
Sterling Financial Corp., Pennsylvania	21,909	216,461
Sterling Financial Corp., Washington	44,886	1,357,353
Suffolk Bancorp	7,466	228,982
Summit Financial Group, Inc.	1,800	37,116
Sun Bancorp, Inc., New Jersey	20,997	373,537
Superior Bancorp (a)	30,716	312,996
Susquehanna Bancshares, Inc., Pennsylvania	46,997	1,011,845
SVB Financial Group (a)	31,531	1,673,350
Taylor Capital Group, Inc.	10,172	306,686
TCF Financial Corp.	109,806	3,099,823
Temecula Valley Bancorp, Inc. (d)	12,685	242,410
Tennessee Commerce Bancorp, Inc. (a)	4,775	139,621
Texas Capital Bancshares, Inc. (a)	26,602	599,343
TIB Financial Corp.	6,654	90,428
Tompkins Trustco, Inc.	4,489	167,440
Trico Bancshares	12,477	282,604
Trustmark Corp.	54,098	1,456,318
UCBH Holdings, Inc.	86,609	1,611,793
UMB Financial Corp.	31,832	1,229,034
Umpqua Holdings Corp.	51,268	1,279,649
Union Bankshares Corp.	8,934	210,038
UnionBanCal Corp.	47,831	2,935,867
United Bankshares, Inc., West Virginia	34,543	1,165,826
United Community Banks, Inc., Georgia	35,972	1,093,189
United Security Bancshares, California (d)	6,270	141,012
Univest Corp. of Pennsylvania (d)	12,000	282,000
USB Holding Co., Inc.	8,800	177,232
Valley National Bancorp (d)	103,385	2,531,899
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Vineyard National Bancorp	14,652	$ 357,509
Virginia Commerce Bancorp, Inc. (d)	16,530	302,003
Virginia Financial Group, Inc.	14,623	321,852
W Holding Co., Inc.	130,070	714,084
Washington Banking Co., Oak Harbor	4,700	72,991
Washington Trust Bancorp, Inc.	14,161	344,820
WesBanco, Inc.	18,419	577,436
West Bancorp., Inc. (d)	13,500	200,610
West Coast Bancorp, Oregon	15,866	489,783
Westamerica Bancorp.	26,229	1,214,403
Western Alliance Bancorp. (a)	14,932	465,729
Whitney Holding Corp.	53,274	1,653,625
Wilmington Trust Corp., Delaware	59,049	2,521,983
Wilshire Bancorp, Inc.	23,616	300,868
Wintrust Financial Corp.	23,488	1,077,864
Yardville National Bancorp	12,736	458,496
		138,431,219
Consumer Finance - 0.4%
Advance America Cash Advance Centers, Inc.	55,072	972,021
Advanta Corp. Class B	19,134	961,675
AmeriCredit Corp. (a)	102,412	2,719,039
Cash America International, Inc.	28,584	1,185,950
Cash Systems, Inc. (a)	14,761	93,142
CompuCredit Corp. (a)(d)	28,435	1,046,977
Consumer Portfolio Services, Inc. (a)	11,918	71,985
Credit Acceptance Corp. (a)	5,307	141,909
Dollar Financial Corp. (a)	15,043	459,714
EZCORP, Inc. Class A (a)	31,119	467,719
First Cash Financial Services, Inc. (a)	24,985	622,876
First Marblehead Corp. (d)	53,188	1,981,785
Nelnet, Inc. Class A	21,679	552,164
QC Holdings, Inc. (d)	10,421	156,315
Rewards Network, Inc. (a)	22,487	87,924
Student Loan Corp.	3,146	645,717
United Panam Financial Corp. (a)	5,347	83,948
World Acceptance Corp. (a)	13,975	592,261
		12,843,121
Diversified Financial Services - 1.4%
Ampal-American Israel Corp. Class A (a)	4,585	24,667
Asset Acceptance Capital Corp. (a)	17,141	329,107
Asta Funding, Inc. (d)	11,285	476,340
California First National Bancorp	4,060	62,686
Catskill Litigation Trust (a)	1,036	0
CBOT Holdings, Inc. Class A (a)	31,141	6,122,632
Encore Capital Group, Inc. (a)	10,962	132,311
Financial Federal Corp.	24,580	668,330
First Albany Companies, Inc. (a)	2,377	4,350
Interactive Brokers Group, Inc.	34,000	867,000
IntercontinentalExchange, Inc. (a)	50,295	7,289,757

	Shares	Value
International Securities Exchange, Inc. Class A	31,256	$ 2,032,890
Leucadia National Corp. (d)	146,308	5,243,679
MarketAxess Holdings, Inc. (a)	23,992	423,939
Marlin Business Services Corp. (a)	7,748	159,531
Medallion Financial Corp.	18,998	217,147
MicroFinancial, Inc.	5,166	30,221
Navidec Financial Services, Inc. (a)	464	0
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc.	9,643	136,545
Newtek Business Services, Inc. (a)	5,503	10,731
NYMEX Holdings, Inc.	30,727	3,913,083
NYSE Euronext (a)	164,315	13,651,290
PICO Holdings, Inc. (a)	14,096	662,653
Portfolio Recovery Associates, Inc. (d)	15,839	937,669
Primus Guaranty Ltd. (a)	21,499	253,688
Resource America, Inc. Class A	15,458	364,036
The NASDAQ Stock Market, Inc. (a)	85,759	2,854,060
		46,868,342
Insurance - 6.9%
21st Century Holding Co.	1,797	20,540
21st Century Insurance Group	23,634	515,221
Affirmative Insurance Holdings, Inc.	11,382	175,852
Alfa Corp.	33,122	562,080
Alleghany Corp.	4,360	1,630,640
Allied World Assurance Co. Holdings Ltd.	30,660	1,553,236
Amcomp, Inc. (a)	11,074	101,770
American Equity Investment Life Holding Co.	46,590	558,614
American Financial Group, Inc.	56,896	2,028,342
American Independence Corp. (a)	3,087	33,432
American National Insurance Co.	11,513	1,657,181
American Physicians Capital, Inc. (a)	12,727	520,280
American Safety Insurance Group Ltd. (a)	5,346	113,442
Amerisafe, Inc. (a)	18,790	347,427
Amtrust Financial Services, Inc.	22,034	342,188
Arch Capital Group Ltd.	42,907	3,084,584
Argonaut Group, Inc. (a)	30,129	998,174
Arthur J. Gallagher & Co.	89,404	2,628,478
Aspen Insurance Holdings Ltd.	68,174	1,848,879
Assured Guaranty Ltd.	48,785	1,443,060
Atlantic American Corp. (a)	10,720	52,528
Axis Capital Holdings Ltd.	117,519	4,650,227
Baldwin & Lyons, Inc. Class B	9,944	258,643
Berkshire Hathaway, Inc. Class A (a)	893	97,774,517
Bristol West Holdings, Inc.	31,594	697,280
Brooke Corp. (a)	8,106	109,431
Brown & Brown, Inc. (d)	95,380	2,485,603
CastlePoint Holdings Ltd.	6,400	101,120
Citizens, Inc. Class A (a)(d)	10,666	82,662
CNA Financial Corp.	35,859	1,822,354
CNA Surety Corp. (a)	12,254	250,472
Commerce Group, Inc., Massachusetts	48,867	1,665,876
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Conseco, Inc.	127,356	$ 2,510,187
Crawford & Co. Class B	11,783	80,478
CRM Holdings Ltd. (a)	9,636	75,739
Delphi Financial Group, Inc. Class A	39,220	1,684,107
Donegal Group, Inc. Class A	5,200	79,404
Eastern Insurance Holdings, Inc.	11,883	177,057
eHealth, Inc.	8,167	162,523
EMC Insurance Group	12,011	304,479
Employers Holdings, Inc.	42,055	891,566
Endurance Specialty Holdings Ltd.	51,346	2,045,111
Enstar Group Ltd. (a)(d)	3,751	435,754
Erie Indemnity Co. Class A	42,343	2,357,658
Everest Re Group Ltd.	53,919	5,781,734
FBL Financial Group, Inc. Class A	13,302	511,861
Fidelity National Financial, Inc. Class A	181,232	5,081,745
First Acceptance Corp. (a)	24,679	251,726
First American Corp., California	71,410	3,824,006
First Mercury Financial Corp.	10,000	187,400
FPIC Insurance Group, Inc. (a)	7,567	350,957
Gainsco, Inc. (a)	196	1,196
Great American Financial Resources, Inc.	4,585	109,994
Hanover Insurance Group, Inc.	43,273	2,111,290
Harleysville Group, Inc.	11,446	346,356
HCC Insurance Holdings, Inc.	92,148	3,032,591
Hilb Rogal & Hobbs Co.	32,287	1,400,933
Horace Mann Educators Corp.	38,802	866,061
Independence Holding Co.	5,623	124,325
Infinity Property & Casualty Corp.	16,293	860,759
Insure.com, Inc. (a)	779	3,116
Investors Title Co.	1,641	80,409
IPC Holdings Ltd.	49,214	1,535,477
James River Group, Inc.	9,136	310,259
Kansas City Life Insurance Co.	3,631	163,141
KMG America Corp. (a)	12,545	68,872
LandAmerica Financial Group, Inc.	17,431	1,615,679
Markel Corp. (a)	9,317	4,593,281
Max Capital Group Ltd.	38,152	1,083,898
Meadowbrook Insurance Group, Inc. (a)	18,686	204,051
Mercer Insurance Group, Inc.	5,069	94,537
Mercury General Corp.	26,466	1,484,478
Montpelier Re Holdings Ltd.	98,862	1,814,118
National Atlantic Holdings Corp. Class A (a)	8,196	107,695
National Financial Partners Corp.	36,735	1,720,300
National Interstate Corp.	6,658	162,322
National Security Group, Inc.	2,778	51,865
National Western Life Insurance Co. Class A	2,047	515,557
Nationwide Financial Services, Inc. Class A (sub. vtg.)	47,463	2,938,434
Navigators Group, Inc. (a)	9,552	472,920

	Shares	Value
Nymagic, Inc.	2,755	$ 115,462
OdysseyRe Holdings Corp.	21,081	903,953
Ohio Casualty Corp.	60,881	2,621,536
Old Republic International Corp.	179,293	3,883,486
OneBeacon Insurance Group Ltd.	29,770	749,013
PartnerRe Ltd.	45,032	3,458,458
Penn Treaty American Corp. (a)	31,965	194,028
Philadelphia Consolidated Holdings Corp. (a)	51,079	2,104,455
Phoenix Companies, Inc.	98,254	1,546,518
Platinum Underwriters Holdings Ltd.	52,605	1,811,716
PMA Capital Corp. Class A (a)	37,128	395,042
Presidential Life Corp.	14,950	272,987
ProAssurance Corp. (a)	25,074	1,417,182
ProCentury Corp.	9,119	173,626
Protective Life Corp.	58,204	2,911,946
PXRE Group Ltd. (a)	53,714	249,770
Reinsurance Group of America, Inc.	22,918	1,435,125
RenaissanceRe Holdings Ltd.	55,415	3,252,306
RLI Corp.	23,173	1,331,289
RTW, Inc. (a)	655	5,600
Safety Insurance Group, Inc.	9,803	408,197
Scottish Re Group Ltd.	32,667	171,502
SCPIE Holding, Inc. (a)	9,553	204,434
SeaBright Insurance Holdings, Inc. (a)	17,523	313,486
Security Capital Assurance Ltd.	55,974	1,800,684
Selective Insurance Group, Inc.	52,628	1,440,428
Specialty Underwriters' Alliance, Inc. (a)	14,899	119,937
StanCorp Financial Group, Inc.	43,893	2,232,398
State Auto Financial Corp.	13,588	420,413
Stewart Information Services Corp.	15,082	597,549
The Midland Co.	13,229	588,691
Tower Group, Inc.	16,364	518,084
Transatlantic Holdings, Inc.	24,046	1,723,136
Unico American Corp. (a)	2,607	30,684
United America Indemnity Ltd. Class A (a)	21,961	548,805
United Fire & Casualty Co.	16,601	649,929
Unitrin, Inc.	36,514	1,788,456
Universal American Financial Corp. (a)	37,660	799,522
W.R. Berkley Corp.	152,004	5,007,012
Wesco Financial Corp.	1,262	543,922
White Mountains Insurance Group Ltd.	6,688	4,017,816
Zenith National Insurance Corp.	31,252	1,511,659
		239,051,781
Real Estate Investment Trusts - 6.1%
Acadia Realty Trust (SBI)	21,120	600,019
Agree Realty Corp.	7,217	252,595
Alesco Financial, Inc.	40,369	402,075
Alexanders, Inc. (a)	1,702	739,774
Alexandria Real Estate Equities, Inc.	25,213	2,652,408
AMB Property Corp. (SBI)	83,422	4,825,963
America First Apartment Investment, Inc.	10,576	234,258
American Campus Communities, Inc.	24,834	730,616
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Financial Realty Trust (SBI)	136,648	$ 1,541,389
American Home Mortgage Investment Corp. (d)	34,797	759,966
American Land Lease, Inc.	4,333	112,528
American Mortgage Acceptance Co.	4,770	48,129
Annaly Capital Management, Inc.	220,791	3,409,013
Anthracite Capital, Inc.	44,277	541,508
Anworth Mortgage Asset Corp.	40,106	374,189
Arbor Realty Trust, Inc.	14,415	410,683
Ashford Hospitality Trust, Inc.	91,764	1,138,791
Associated Estates Realty Corp.	8,335	129,693
BioMed Realty Trust, Inc.	59,167	1,660,226
Brandywine Realty Trust (SBI)	74,068	2,356,103
BRE Properties, Inc. Class A	44,728	2,827,704
BRT Realty Trust	3,818	112,249
Camden Property Trust (SBI)	47,305	3,531,318
Capital Lease Funding, Inc.	32,807	366,454
Capital Trust, Inc. Class A	15,927	708,433
CapitalSource, Inc. (d)	117,001	3,077,126
Capstead Mortgage Corp.	13,005	131,741
CBL & Associates Properties, Inc.	57,385	2,355,080
CBRE Realty Finance, Inc.	27,390	360,726
Cedar Shopping Centers, Inc.	39,840	635,448
Cogdell Spencer, Inc.	5,912	125,571
Colonial Properties Trust (SBI)	40,272	1,987,423
Corporate Office Properties Trust (SBI)	36,780	1,656,939
Cousins Properties, Inc. (d)	41,230	1,335,027
Crescent Real Estate Equities Co. (d)	83,785	1,873,433
Crystal River Capital, Inc.	24,451	684,873
DCT Industrial Trust, Inc.	151,878	1,678,252
Deerfield Triarc Capital Corp.	37,488	607,306
DiamondRock Hospitality Co.	75,738	1,585,954
Digital Realty Trust, Inc.	44,714	1,815,388
Douglas Emmett, Inc.	88,300	2,328,471
Duke Realty LP	111,040	4,454,925
Eagle Hospitality Properties Trust, Inc.	18,912	252,853
EastGroup Properties, Inc.	22,751	1,112,524
Education Realty Trust, Inc.	25,355	367,648
Entertainment Properties Trust (SBI)	21,597	1,275,303
Equity Inns, Inc.	47,164	942,808
Equity Lifestyle Properties, Inc.	19,044	1,037,136
Equity One, Inc.	35,230	1,032,239
Essex Property Trust, Inc.	19,599	2,493,581
Extra Space Storage, Inc.	63,108	1,130,264
Federal Realty Investment Trust (SBI)	47,281	4,190,042
FelCor Lodging Trust, Inc.	58,847	1,541,203
Feldman Mall Properties, Inc.	12,239	137,077
Fieldstone Investment Corp.	34,652	136,529
First Industrial Realty Trust, Inc.	39,558	1,764,287
First Potomac Realty Trust	22,739	568,475
Franklin Street Properties Corp. (d)	54,824	1,052,621

	Shares	Value
Friedman, Billings, Ramsey Group, Inc. Class A	140,622	$ 881,700
General Growth Properties, Inc.	192,355	11,356,639
Getty Realty Corp.	17,746	505,406
Gladstone Commercial Corp.	10,600	212,954
Glimcher Realty Trust	34,000	926,500
GMH Communities Trust	30,596	310,855
Gramercy Capital Corp.	16,296	515,280
Health Care Property Investors, Inc.	171,978	5,618,521
Health Care REIT, Inc.	60,292	2,638,981
Healthcare Realty Trust, Inc.	46,997	1,540,092
Hersha Hospitality Trust	35,172	426,988
Highland Hospitality Corp.	51,191	986,451
Highwoods Properties, Inc. (SBI)	50,114	2,196,998
Home Properties, Inc.	27,321	1,573,690
HomeBanc Mortgage Corp., Georgia	30,699	62,626
Hospitality Properties Trust (SBI)	76,035	3,378,995
HRPT Properties Trust (SBI)	173,083	1,986,993
Impac Mortgage Holdings, Inc. (d)	57,824	357,931
Inland Real Estate Corp.	50,160	902,880
Innkeepers USA Trust (SBI)	45,836	808,089
Investors Real Estate Trust	39,237	422,190
iStar Financial, Inc.	120,220	5,774,167
JER Investments Trust, Inc.	22,756	427,585
Kilroy Realty Corp.	27,000	2,006,640
Kite Realty Group Trust	25,356	539,069
KKR Financial Holdings LLC	69,916	1,872,350
LaSalle Hotel Properties (SBI)	39,161	1,864,064
Lexington Corporate Properties Trust (d)	58,712	1,221,210
Liberty Property Trust (SBI)	75,154	3,526,226
LTC Properties, Inc.	19,272	462,143
Luminent Mortgage Capital, Inc. (d)	39,416	358,686
Mack-Cali Realty Corp.	56,316	2,719,500
Maguire Properties, Inc.	30,935	1,117,682
Medical Properties Trust, Inc.	40,296	573,412
MFA Mortgage Investments, Inc.	87,881	660,865
Mid-America Apartment Communities, Inc.	22,978	1,349,958
Mission West Properties, Inc.	23,945	339,301
Monmouth Real Estate Investment Corp. Class A	9,627	82,985
National Health Investors, Inc.	20,428	724,785
National Health Realty, Inc.	10,570	251,566
National Retail Properties, Inc.	51,074	1,238,545
Nationwide Health Properties, Inc.	76,141	2,365,701
New York Mortgage Trust, Inc.	18,314	36,811
Newcastle Investment Corp.	43,672	1,295,312
NorthStar Realty Finance Corp.	45,512	655,828
Novastar Financial, Inc. (d)	27,905	206,218
Omega Healthcare Investors, Inc.	51,709	889,912
One Liberty Properties, Inc.	4,885	112,746
Opteum, Inc. Class A	36,905	140,239
Origen Financial, Inc.	17,799	127,441
Parkway Properties, Inc.	13,969	724,293
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Pennsylvania (REIT) (SBI)	31,797	$ 1,511,311
PMC Commercial Trust	6,561	91,657
Post Properties, Inc.	37,490	1,987,720
Potlatch Corp.	31,982	1,400,172
PS Business Parks, Inc.	17,896	1,201,716
Quadra Realty Trust, Inc.	14,338	193,420
RAIT Investment Trust (SBI)	59,041	1,739,348
Ramco-Gershenson Properties Trust (SBI)	16,771	620,359
Rayonier, Inc.	65,777	2,957,334
Realty Income Corp.	87,802	2,407,531
Redwood Trust, Inc.	23,125	1,239,269
Regency Centers Corp.	56,530	4,441,562
Republic Property Trust	16,652	204,820
Resource Capital Corp.	20,772	331,729
Saul Centers, Inc.	8,854	435,971
Senior Housing Properties Trust (SBI)	69,294	1,628,409
SL Green Realty Corp.	51,009	7,145,341
Sovran Self Storage, Inc.	17,303	921,904
Spirit Finance Corp.	93,960	1,349,266
Strategic Hotel & Resorts, Inc.	66,060	1,540,519
Sun Communities, Inc.	15,926	492,910
Sunstone Hotel Investors, Inc.	53,565	1,580,703
Supertel Hospitality, Inc., Maryland	13,197	99,637
Tanger Factory Outlet Centers, Inc.	23,973	1,005,667
Taubman Centers, Inc.	45,010	2,476,450
The Macerich Co.	60,984	5,439,773
Thornburg Mortgage, Inc. (SBI) (d)	93,448	2,591,313
Transcontinental Realty Investors, Inc. (a)	1,497	23,503
U-Store-It Trust	41,781	765,846
UDR, Inc.	115,976	3,521,031
UMH Properties, Inc.	4,453	63,678
Universal Health Realty Income Trust (SBI)	9,322	327,668
Urstadt Biddle Properties, Inc.	5,274	93,614
Urstadt Biddle Properties, Inc. Class A	20,626	353,736
Ventas, Inc.	110,403	4,676,671
Vestin Realty Mortgage II, Inc.	35,498	208,018
Washington (REIT) (SBI)	40,600	1,526,154
Weingarten Realty Investors (SBI)	68,917	3,215,667
Winston Hotels, Inc.	23,362	348,327
Winthrop Realty Trust	50,129	337,869
		209,967,949
Real Estate Management & Development - 0.5%
Affordable Residential Communties, Inc. (d)	54,151	629,776
American Realty Investments, Inc. (a)	1,965	18,609
Brookfield Properties Corp.	162,084	4,256,326
Consolidated-Tomoka Land Co.	4,603	342,924
Forest City Enterprises, Inc. Class A	59,529	4,172,983
Grubb & Ellis Co. (a)	14,733	186,520
Housevalues, Inc. (a)(d)	9,851	45,216
Jones Lang LaSalle, Inc.	30,612	3,572,420

	Shares	Value
Meruelo Maddux Properties, Inc.	25,969	$ 214,244
Move, Inc. (a)	110,620	464,604
Stratus Properties, Inc. (a)	2,986	107,914
Tejon Ranch Co. (a)(d)	11,513	567,246
The St. Joe Co. (d)	65,314	3,418,535
Thomas Properties Group, Inc.	20,837	350,687
United Capital Corp. (a)	2,068	64,418
Wellsford Real Properties, Inc. (a)	2,805	30,855
ZipRealty, Inc. (a)(d)	10,323	77,423
		18,520,700
Thrifts & Mortgage Finance - 1.6%
Accredited Home Lenders Holding Co. (a)(d)	22,088	309,011
American Bancorp of New Jersey, Inc.	20,535	221,573
Anchor BanCorp Wisconsin, Inc.	18,340	525,074
Astoria Financial Corp.	76,327	2,034,878
Bank Mutual Corp.	57,255	677,327
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	49,516	469,412
BankUnited Financial Corp. Class A (d)	33,017	756,750
BCSB Bankcorp, Inc.	4,872	65,723
Berkshire Bancorp, Inc.	1,110	17,616
Berkshire Hills Bancorp, Inc.	5,489	180,533
Beverly Hills Bancorp, Inc.	10,000	74,300
Brookline Bancorp, Inc., Delaware	56,246	671,577
Camco Financial Corp.	7,852	97,522
Capitol Federal Financial	22,464	864,639
Centerline Holding Co. (a)	50,006	984,618
CFS Bancorp, Inc. (a)	5,521	81,711
Charter Financial Corp., Georgia	8,305	448,470
Cheviot Financial Corp.	52	715
Citizens First Bancorp, Inc., Delaware	3,754	84,991
Citizens South Banking Corp., Delaware	10,510	134,108
City Bank Lynnwood, Washington	16,408	533,588
Clayton Holdings, Inc. (a)	6,858	98,755
Clifton Savings Bancorp, Inc.	8,458	98,874
Corus Bankshares, Inc. (d)	35,002	636,686
Delta Financial Corp. (d)	16,328	213,897
Dime Community Bancshares, Inc.	22,145	298,958
Doral Financial Corp. (a)(d)	68,986	88,302
Downey Financial Corp. (d)	18,670	1,358,989
ESB Financial Corp.	7,483	83,136
Farmer Mac Class C (non-vtg.)	12,702	373,312
First Busey Corp. (d)	9,363	187,541
First Clover Leaf Financial Corp.	10,566	116,120
First Defiance Financial Corp.	3,003	82,552
First Federal Bancshares of Arkansas, Inc.	3,747	90,490
First Federal Bankshares, Inc.	2,907	54,942
First Financial Holdings, Inc.	12,293	405,792
First Financial Service Corp.	678	19,445
First Mutual Bancshares, Inc.	1,088	24,099
First Niagara Financial Group, Inc.	97,618	1,339,319
First Place Financial Corp.	18,173	379,997
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
FirstFed Financial Corp., Delaware (a)(d)	16,531	$ 1,065,754
Flagstar Bancorp, Inc.	35,396	455,193
Flushing Financial Corp.	18,913	311,119
FMS Financial Corp.	1,116	34,094
Franklin Bank Corp.	24,731	407,814
Fremont General Corp. (d)	52,275	692,644
HMN Financial, Inc.	2,852	97,367
Home Federal Bancorp	2,558	73,440
Home Federal Bancorp, Inc., Delaware	14,626	248,935
HopFed Bancorp, Inc.	7,731	123,619
IndyMac Bancorp, Inc. (d)	59,180	1,987,264
ITLA Capital Corp.	5,543	304,532
Jefferson Bancshares, Inc., Tennessee	5,738	68,225
Kearny Financial Corp.	13,844	192,432
KNBT Bancorp, Inc.	26,610	403,674
Legacy Bancorp, Inc.	18,619	279,471
Lincoln Bancorp	3,496	67,613
LSB Corp.	3,904	67,305
MAF Bancorp., Inc.	27,861	1,501,151
MASSBANK Corp.	6,468	212,150
MutualFirst Financial, Inc.	2,603	47,895
NASB Financial, Inc.	3,384	121,824
NetBank, Inc. (d)	45,554	13,211
New England Bancshares, Inc.	7,230	92,616
New York Community Bancorp, Inc.	236,176	4,128,356
NewAlliance Bancshares, Inc.	87,677	1,413,353
NexCen Brands, Inc. (a)	29,128	372,256
Northeast Community Bancorp, Inc. (a)	8,762	106,634
Northwest Bancorp, Inc. (d)	19,130	539,083
OceanFirst Financial Corp.	4,849	86,991
Ocwen Financial Corp. (a)	28,396	402,087
Oritani Financial Corp. (a)(d)	11,740	179,857
Pamrapo Bancorp, Inc.	2,874	60,153
Parkvale Financial Corp.	2,919	87,716
Partners Trust Financial Group, Inc.	34,184	371,580
People's United Financial, Inc.	110,539	2,231,782
Peoples Bancorp, Auburn, Indiana	3,388	66,032
Peoples Cmnty Bancorp, Inc.	6,000	92,340
PFF Bancorp, Inc.	20,235	607,252
Provident Financial Holdings, Inc.	3,631	90,158
Provident Financial Services, Inc. (d)	53,788	903,638
Provident New York Bancorp	32,025	439,063
Pulaski Financial Corp.	6,450	102,426
PVF Capital Corp.	5,643	73,133
Radian Group, Inc.	66,665	4,126,564
Rainier Pacific Financial Group, Inc.	3,186	64,994
Riverview Bancorp, Inc.	13,156	183,658
Rockville Financial, Inc. (d)	7,892	120,037
Roma Financial Corp. (d)	10,524	178,171
Rome Bancorp, Inc.	12,337	153,966

	Shares	Value
Synergy Financial Group, Inc., New Jersey	9,338	$ 127,557
TF Financial Corp.	1,778	53,767
TFS Financial Corp. (a)	86,000	1,043,180
The PMI Group, Inc.	73,681	3,642,789
TierOne Corp.	17,055	533,651
Timberland Bancorp, Inc.	6,387	223,098
Triad Guaranty, Inc. (a)	10,834	483,088
Trustco Bank Corp., New York (d)	69,461	674,466
United Community Financial Corp., Ohio	23,305	246,567
ViewPoint Financial Group	11,249	206,419
Washington Federal, Inc.	85,704	2,149,456
Wauwatosa Holdings, Inc. (a)	7,726	130,106
Webster Financial Corp.	50,438	2,269,206
Westfield Financial, Inc.	16,393	169,831
Willow Financial Bancorp, Inc.	16,430	200,446
WSFS Financial Corp.	6,076	401,502
		53,791,093
TOTAL FINANCIALS		778,846,222
HEALTH CARE - 10.2%
Biotechnology - 2.9%
A.P. Pharma, Inc. (a)	4,452	11,842
Aastrom Biosciences, Inc. (a)(d)	75,401	105,561
Acadia Pharmaceuticals, Inc. (a)	27,201	347,901
Acorda Therapeutics, Inc. (a)	22,263	443,034
ADVENTRX Pharmaceuticals, Inc. (a)(d)	46,743	131,815
Affymax, Inc.	4,535	149,156
Alexion Pharmaceuticals, Inc. (a)	27,863	1,353,306
Alfacell Corp. (a)(d)	65,656	173,332
Alkermes, Inc. (a)	84,791	1,361,743
Allos Therapeutics, Inc. (a)	24,876	143,783
Alnylam Pharmaceuticals, Inc. (a)(d)	25,913	424,973
Altus Pharmaceuticals, Inc. (a)	23,918	323,371
Amylin Pharmaceuticals, Inc. (a)(d)	99,999	4,624,954
Anadys Pharmaceuticals, Inc. (a)	18,763	75,990
Antigenics, Inc. (a)(d)	19,086	53,632
Arena Pharmaceuticals, Inc. (a)(d)	57,215	795,289
ARIAD Pharmaceuticals, Inc. (a)(d)	50,987	276,859
ArQule, Inc. (a)	21,813	195,881
Array Biopharma, Inc. (a)	36,227	450,302
Avalon Pharmaceuticals, Inc. (a)(d)	22,000	116,600
Avant Immunotherapeutics, Inc. (a)	18,683	18,677
AVAX Technologies, Inc. (a)	4,900	1,323
AVI BioPharma, Inc. (a)(d)	25,727	78,467
Avigen, Inc. (a)	22,946	153,968
BioCryst Pharmaceuticals, Inc. (a)(d)	14,318	114,544
Bioenvision, Inc. (a)(d)	47,174	266,533
BioMarin Pharmaceutical, Inc. (a)	73,768	1,316,021
Biosante Pharmaceuticals, Inc. (a)(d)	21,771	148,478
BioSphere Medical, Inc. (a)	4,678	36,301
Boston Life Sciences, Inc. (a)(d)	1,366	3,989
Calypte Biomedical Corp. (a)	656	56
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cel-Sci Corp. (a)	5,333	$ 4,267
Cell Genesys, Inc. (a)(d)	43,159	186,447
Cell Therapeutics, Inc. (a)(d)	31,073	153,811
Cephalon, Inc. (a)(d)	55,925	4,642,334
Cepheid, Inc. (a)(d)	44,896	525,283
Cleveland Biolabs, Inc. (d)	20,722	190,642
Coley Pharmaceutical Group, Inc. (a)	14,423	119,855
Combinatorx, Inc. (a)(d)	22,451	151,544
Critical Therapeutics, Inc. (a)(d)	7,164	23,140
Cubist Pharmaceuticals, Inc. (a)	45,547	1,045,304
CuraGen Corp. (a)	41,352	112,064
Curis, Inc. (a)	10,011	13,915
CV Therapeutics, Inc. (a)(d)	45,181	476,208
Cytogen Corp. (a)(d)	15,067	31,942
Cytokinetics, Inc. (a)	45,414	302,911
Cytori Therapeutics, Inc. (a)	14,014	86,046
CytRx Corp. (a)(d)	79,740	334,908
Dendreon Corp. (a)(d)	72,352	620,780
Digene Corp. (a)	20,839	927,336
DUSA Pharmaceuticals, Inc. (a)	9,863	34,718
Dyadic International, Inc. (a)	16,428	23,410
Dyax Corp. (a)	58,388	270,920
Dynavax Technologies Corp. (a)	21,508	107,110
Emergent BioSolutions, Inc.	13,717	137,307
Encysive Pharmaceuticals, Inc. (a)(d)	39,210	154,487
EntreMed, Inc. (a)	6,269	11,222
Enzon Pharmaceuticals, Inc. (a)(d)	34,300	290,521
Epicept Corp. (a)(d)	1,640	4,297
Exact Sciences Corp. (a)	5,146	15,387
Genelabs Technologies, Inc. (a)(d)	7,653	14,617
Genentech, Inc. (a)	397,526	31,710,649
Genitope Corp. (a)(d)	16,300	58,191
Genomic Health, Inc. (a)(d)	21,051	364,182
Genta, Inc. (a)	73,275	21,792
GenVec, Inc. (a)(d)	87,639	385,612
Geron Corp. (a)(d)	53,729	495,381
GTC Biotherapeutics, Inc. (a)	4,398	5,234
GTx, Inc. (a)(d)	15,842	316,206
Halozyme Therapeutics, Inc. (a)(d)	51,021	520,924
Hana Biosciences, Inc. (a)(d)	18,262	31,959
Hemispherx Biopharma, Inc. (a)	93,692	148,033
Human Genome Sciences, Inc. (a)(d)	112,673	1,193,207
Idenix Pharmaceuticals, Inc. (a)(d)	13,126	97,264
Idera Pharmaceuticals, Inc. (a)	15,000	127,650
IDM Pharma, Inc. (a)	908	2,987
ImClone Systems, Inc. (a)	52,140	2,154,425
ImmunoGen, Inc. (a)	33,884	190,767
Immunomedics, Inc. (a)	65,181	347,415
Incyte Corp. (a)	73,873	523,760
Indevus Pharmaceuticals, Inc. (a)(d)	59,428	439,767
Infinity Pharmaceuticals, Inc. (a)	1,801	19,451

	Shares	Value
Inhibitex, Inc. (a)	8,093	$ 11,249
Insmed, Inc. (a)(d)	127,479	98,095
InterMune, Inc. (a)(d)	23,464	623,908
Introgen Therapeutics, Inc. (a)(d)	44,401	194,476
Isis Pharmaceuticals, Inc. (a)	74,775	752,237
Isolagen, Inc. (a)(d)	33,379	151,874
Keryx Biopharmaceuticals, Inc. (a)	41,474	453,311
Kosan Biosciences, Inc. (a)	28,380	175,956
La Jolla Pharmaceutical Co. (a)(d)	33,235	178,472
Lexicon Pharmaceuticals, Inc. (a)	68,125	222,088
LifeCell Corp. (a)	30,968	871,749
Ligand Pharmaceuticals, Inc. Class B	70,084	463,255
Lipid Sciences, Inc. (a)	6,973	9,274
Manhattan Pharmaceuticals, Inc. (a)(d)	9,897	9,006
MannKind Corp. (a)(d)	53,528	609,149
Martek Biosciences (a)	24,131	505,062
Matritech, Inc. (a)	9,731	3,892
Maxygen, Inc. (a)	20,092	204,336
Medarex, Inc. (a)(d)	113,035	1,807,430
Memory Pharmaceuticals Corp. (a)	67,941	195,670
Metabasis Therapeutics, Inc. (a)	26,087	207,131
Metabolix, Inc.	10,752	247,834
Micromet, Inc. (a)	5,632	15,488
Millennium Pharmaceuticals, Inc. (a)	278,547	3,027,806
Momenta Pharmaceuticals, Inc. (a)(d)	24,545	321,049
Monogram Biosciences, Inc. (a)	94,829	172,589
Myriad Genetics, Inc. (a)	39,078	1,487,699
Nabi Biopharmaceuticals (a)(d)	37,645	193,495
Neopharm, Inc. (a)	8,402	11,679
Neose Technologies, Inc. (a)	9,641	25,549
Neurobiological Tech, Inc. (a)	4,585	9,170
Neurocrine Biosciences, Inc. (a)(d)	40,314	468,449
Neurogen Corp. (a)	14,550	112,472
Northfield Laboratories, Inc. (a)(d)	29,181	45,231
Northwest Biotherapeutics, Inc. (a)	2,800	378
Novavax, Inc. (a)(d)	42,163	122,694
NPS Pharmaceuticals, Inc. (a)	39,572	168,577
Nuvelo, Inc. (a)(d)	36,720	135,130
Omrix Biopharmaceuticals, Inc.	12,337	413,536
ONYX Pharmaceuticals, Inc. (a)	44,682	1,336,885
Orchid Cellmark, Inc. (a)	20,246	103,660
Ortec International, Inc. (a)	2	1
Orthologic Corp. (a)	36,394	52,771
Oscient Pharmaceuticals Corp. (a)(d)	9,344	51,672
OSI Pharmaceuticals, Inc. (a)	50,925	1,922,928
Osiris Therapeutics, Inc. (d)	10,681	121,550
OXiGENE, Inc. (a)	27,796	127,028
Palatin Technologies, Inc. (a)	59,631	115,684
Panacos Pharmaceuticals, Inc. (a)(d)	35,312	147,604
PDL BioPharma, Inc. (a)(d)	102,188	2,811,192
Peregrine Pharmaceuticals, Inc. (a)(d)	144,570	190,832
Pharmacopeia Drug Discovery, Inc. (a)	2,994	18,054
Pharmacyclics, Inc. (a)(d)	41,159	141,999
Pharmion Corp. (a)	24,730	717,417
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Poniard Pharmaceuticals, Inc. (a)(d)	14,768	$ 120,212
Pro-Pharmaceuticals, Inc. (a)	23,828	20,969
Progenics Pharmaceuticals, Inc. (a)	24,524	524,568
Regeneron Pharmaceuticals, Inc. (a)	52,775	1,184,271
Renovis, Inc. (a)	15,599	52,101
Repligen Corp. (a)	7,531	29,296
Rigel Pharmaceuticals, Inc. (a)	20,536	200,021
Sangamo Biosciences, Inc. (a)(d)	24,676	179,888
Savient Pharmaceuticals, Inc. (a)	65,430	930,415
SciClone Pharmaceuticals, Inc. (a)	14,063	38,673
Seattle Genetics, Inc. (a)(d)	38,349	403,431
Senomyx, Inc. (a)	31,175	416,186
SIGA Technologies, Inc. (a)(d)	5,146	19,400
Sonus Pharmaceuticals, Inc. (a)	32,820	188,387
StemCells, Inc. (a)(d)	46,919	114,952
Sunesis Pharmaceuticals, Inc. (a)(d)	3,400	14,586
Tanox, Inc. (a)(d)	18,496	346,985
Tapestry Pharmaceuticals, Inc. (a)	673	1,151
Telik, Inc. (a)(d)	42,903	257,418
Tercica, Inc. (a)(d)	30,000	200,700
Theravance, Inc. (a)	40,968	1,406,841
Threshold Pharmaceuticals, Inc. (a)	15,598	23,709
Titan Pharmaceuticals, Inc. (a)	11,415	24,314
TorreyPines Therapeutics, Inc. (a)	1,899	13,388
Trimeris, Inc. (a)	15,229	107,669
Unigene Laboratories, Inc. (a)(d)	74,735	179,364
United Therapeutics Corp. (a)(d)	20,368	1,344,084
Vanda Pharmaceuticals, Inc. (d)	21,153	423,483
Vertex Pharmaceuticals, Inc. (a)	109,724	3,276,359
ViaCell, Inc. (a)	39,009	238,735
Vical, Inc. (a)	34,045	167,161
Vion Pharmaceuticals, Inc. (a)(d)	41,496	52,700
XOMA Ltd. (a)	77,076	262,058
Zymogenetics, Inc. (a)(d)	42,530	697,067
		99,911,534
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc. (a)(d)	16,975	388,558
Abiomed, Inc. (a)(d)	31,613	352,801
Accuray, Inc.	12,289	282,647
Advanced Medical Optics, Inc. (a)	48,612	1,706,281
Align Technology, Inc. (a)	44,223	1,007,842
Alphatec Holdings, Inc.	14,930	55,092
American Medical Systems Holdings, Inc. (a)(d)	58,721	1,101,606
Analogic Corp.	12,972	856,152
Angiodynamics, Inc. (a)	20,296	321,692
Anika Therapeutics, Inc. (a)	9,355	127,228
Arrow International, Inc.	20,033	769,267
ArthroCare Corp. (a)	23,913	1,053,846
Aspect Medical Systems, Inc. (a)(d)	10,493	169,882
ATS Medical, Inc. (a)	6,269	10,156

	Shares	Value
Beckman Coulter, Inc.	52,221	$ 3,415,253
BioLase Technology, Inc. (a)(d)	21,417	128,502
Biosite, Inc. (a)	15,458	1,420,899
Bovie Medical Corp. (a)(d)	18,610	133,620
BSD Medical Corp. (a)(d)	13,363	106,236
Cambridge Heart, Inc. (a)	1,200	4,932
Candela Corp. (a)	20,642	232,016
Cantel Medical Corp. (a)	6,163	109,393
Cardiac Science Corp. (a)	17,399	182,863
Cardiodynamics International Corp. (a)	13,842	9,911
Cardiotech International, Inc. (a)	3,688	4,831
Cerus Corp. (a)	40,324	250,815
Cholestech Corp. (a)	15,842	265,354
Clarient, Inc. (a)(d)	8,140	17,338
Clinical Data, Inc. (a)	941	20,890
Conceptus, Inc. (a)(d)	21,558	400,548
CONMED Corp. (a)	26,542	831,030
Cooper Companies, Inc.	37,574	2,071,830
Cutera, Inc. (a)	9,296	243,555
Cyberonics, Inc. (a)(d)	16,400	307,992
Cynosure, Inc. Class A (a)	6,020	192,399
Cytyc Corp. (a)	95,721	4,047,084
Dade Behring Holdings, Inc.	72,271	3,892,516
Datascope Corp.	9,720	358,182
DENTSPLY International, Inc.	120,131	4,341,534
DexCom, Inc. (a)(d)	35,375	232,060
Digirad Corp. (a)	4,978	22,600
DJO, Inc. (a)	20,403	795,921
E-Z-EM, Inc. (a)	3,324	56,774
Edwards Lifesciences Corp. (a)(d)	48,764	2,447,953
Electro-Optical Sciences, Inc. (a)	9,000	51,390
Endologix, Inc. (a)	29,516	132,232
Enpath Medical, Inc. (a)	3,275	46,964
EP Medsystems, Inc. (a)	14,220	25,454
EPIX Pharmaceuticals, Inc. (a)	9,769	57,539
Escalon Medical Corp. (a)	3,512	13,872
ev3, Inc. (a)(d)	28,488	495,121
Exactech, Inc. (a)	6,414	103,843
Fonar Corp. (a)	785	4,396
Foxhollow Technologies, Inc. (a)	21,038	475,459
Gen-Probe, Inc. (a)	46,667	2,524,218
Greatbatch, Inc. (a)	20,807	625,042
Haemonetics Corp. (a)	23,414	1,162,271
Hansen Medical, Inc. (d)	14,073	271,609
HealthTronics, Inc. (a)	18,929	90,859
Hillenbrand Industries, Inc.	49,345	3,266,639
Hologic, Inc. (a)	45,696	2,471,697
Home Diagnostics, Inc.	19,347	215,526
I-Flow Corp. (a)(d)	24,646	386,449
ICU Medical, Inc. (a)	13,059	524,319
IDEXX Laboratories, Inc. (a)	26,540	2,343,217
Immucor, Inc. (a)	56,303	1,778,049
Implant Sciences Corp. (a)	468	913
Insite Vision (a)	62,560	111,982
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Integra LifeSciences Holdings Corp. (a)	17,966	$ 922,015
Intuitive Surgical, Inc. (a)(d)	31,773	4,372,918
Invacare Corp.	28,693	509,301
Inverness Medical Innovations, Inc. (a)	35,923	1,713,168
Iridex Corp. (a)	9,439	52,009
IRIS International, Inc. (a)	21,153	291,488
IVAX Diagnostics, Inc. (a)	7,111	8,107
Kensey Nash Corp. (a)	8,253	192,542
Kinetic Concepts, Inc. (a)	44,355	2,225,734
Kyphon, Inc. (a)	37,276	1,770,237
Lifecore Biomedical, Inc. (a)	13,141	231,807
Medical Action Industries, Inc. (a)	13,708	276,902
Mentor Corp.	36,815	1,488,799
Meridian Bioscience, Inc.	34,462	727,837
Merit Medical Systems, Inc. (a)	18,942	216,886
Microtek Medical Holdings, Inc. (a)	38,801	177,709
Micrus Endovascular Corp. (a)	16,657	356,293
Minrad International, Inc. (a)	24,400	147,620
National Dentex Corp. (a)	2,508	46,323
Natus Medical, Inc. (a)(d)	21,654	339,318
Neogen Corp. (a)	6,838	187,224
NeuroMetrix, Inc. (a)(d)	7,830	70,548
NMT Medical, Inc. (a)	16,102	216,572
North American Scientific, Inc. (a)	3,930	5,502
Northstar Neuroscience, Inc.	18,816	251,194
Nutraceutical International Corp. (a)	13,525	221,134
NuVasive, Inc. (a)	23,821	618,393
NxStage Medical, Inc. (a)(d)	19,789	238,062
OraSure Technologies, Inc. (a)	45,145	345,811
Orthovita, Inc. (a)	20,662	57,854
Osteotech, Inc. (a)	4,011	29,361
Palomar Medical Technologies, Inc. (a)	13,766	535,360
PolyMedica Corp.	20,228	822,470
Possis Medical, Inc. (a)	16,597	195,347
Quidel Corp. (a)	32,548	478,130
Regeneration Technologies, Inc. (a)	39,621	398,191
ResMed, Inc. (a)	65,309	2,944,130
Respironics, Inc. (a)	62,082	2,740,920
Retractable Technologies, Inc. (a)	5,601	15,179
Rochester Medical Corp. (a)	8,589	131,583
Sirona Dental Systems, Inc. (d)	16,590	574,844
Somanetics Corp. (a)	8,762	160,520
Sonic Innovations, Inc. (a)	31,910	321,015
SonoSite, Inc. (a)	17,507	499,125
Staar Surgical Co. (a)	8,437	38,473
Stereotaxis, Inc. (a)	21,349	257,042
Steris Corp. (d)	55,862	1,679,770
Strategic Diagnostics, Inc. (a)	3,743	18,266
SurModics, Inc. (a)(d)	15,757	591,203
Symmetry Medical, Inc. (a)	25,189	386,147
Synovis Life Technologies, Inc. (a)	14,155	197,604

	Shares	Value
The Spectranetics Corp. (a)	26,606	$ 255,950
Theragenics Corp. (a)	45,104	198,007
ThermoGenesis Corp. (a)	39,439	106,880
Thoratec Corp. (a)(d)	38,004	752,859
Trimedyne, Inc. (a)	8,608	10,588
Urologix, Inc. (a)	5,053	12,178
Utah Medical Products, Inc.	3,222	102,170
Vascular Solutions, Inc. (a)	21,325	192,138
Viasys Healthcare, Inc. (a)	29,211	1,254,612
Vision Sciences, Inc. (a)	8,293	10,200
Vital Signs, Inc.	6,169	358,974
Volcano Corp.	21,663	438,892
West Pharmaceutical Services, Inc.	31,870	1,620,908
Wright Medical Group, Inc. (a)	36,747	895,157
Young Innovations, Inc.	3,599	89,363
Zoll Medical Corp. (a)	18,824	422,599
		89,942,403
Health Care Providers & Services - 2.5%
Access Plans USA, Inc. (a)(d)	3,930	7,428
Advocat, Inc. (a)	14,148	176,850
Air Methods Corp. (a)	7,431	262,463
Alliance Imaging, Inc. (a)	12,948	113,424
Allied Healthcare International, Inc. (a)	21,264	64,005
Allion Healthcare, Inc. (a)	9,407	47,035
Almost Family, Inc. (a)	7,418	175,065
Amedisys, Inc. (a)	19,609	731,416
America Service Group, Inc. (a)	4,584	84,942
American Dental Partners, Inc. (a)	13,941	359,957
AMERIGROUP Corp. (a)	42,735	1,089,743
AMN Healthcare Services, Inc. (a)	30,872	695,237
AmSurg Corp. (a)	30,687	755,207
Animal Health International, Inc.	18,873	234,969
Apria Healthcare Group, Inc. (a)	37,271	1,079,368
Arcadia Resources, Inc. (a)(d)	80,061	118,490
Assisted Living Concepts, Inc. Class A (a)	42,471	484,169
Bio-Reference Laboratories, Inc. (a)	15,824	412,057
BioScrip, Inc. (a)	27,406	114,831
Brookdale Senior Living, Inc. (d)	42,443	2,003,734
Capital Senior Living Corp. (a)	24,577	273,296
Centene Corp. (a)	38,730	890,403
Chemed Corp.	22,259	1,491,353
Chindex International, Inc. (a)(d)	5,445	114,073
Community Health Systems, Inc. (a)	79,860	3,044,263
Comprehensive Care Corp. (a)	300	315
Corvel Corp. (a)	10,620	291,413
Cross Country Healthcare, Inc. (a)	21,491	374,158
Cryolife, Inc.	23,279	339,873
DaVita, Inc. (a)	88,110	4,866,315
Dialysis Corp. of America (a)	7,648	83,440
Emergency Medical Services Corp. Class A (a)	8,611	300,179
Emeritus Corp. (a)(d)	6,789	242,707
Five Star Quality Care, Inc. (a)(d)	24,607	200,793
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Genesis HealthCare Corp. (a)	17,240	$ 1,177,492
Gentiva Health Services, Inc. (a)	25,101	514,068
Hanger Orthopedic Group, Inc. (a)	15,855	181,381
Health Grades, Inc. (a)	14,002	89,893
Health Management Associates, Inc. Class A	196,800	2,164,800
Health Net, Inc. (a)	99,290	5,667,473
HealthExtras, Inc. (a)	28,188	857,761
HealthSouth Corp. (a)(d)	70,754	1,468,853
Healthspring, Inc. (a)	39,265	958,851
Healthways, Inc. (a)	30,358	1,415,290
HearUSA, Inc. (a)	11,117	18,010
Henry Schein, Inc. (a)	75,171	4,023,904
HMS Holdings Corp. (a)	22,242	456,183
Hooper Holmes, Inc. (a)	50,431	183,065
Horizon Health Corp. (a)	9,996	200,020
Hythiam, Inc. (a)(d)	35,825	285,167
I-trax, Inc. (a)(d)	31,500	141,435
Integramed America, Inc. (a)	12,500	144,750
InVentiv Health, Inc. (a)	24,546	924,402
Kindred Healthcare, Inc. (a)	30,255	968,160
Landauer, Inc.	6,794	337,526
LCA-Vision, Inc.	19,294	873,054
LHC Group, Inc. (a)(d)	16,020	470,347
LifePoint Hospitals, Inc. (a)	46,027	1,868,236
Lincare Holdings, Inc. (a)	78,452	3,145,141
Magellan Health Services, Inc. (a)	30,882	1,383,514
Matria Healthcare, Inc. (a)	20,805	665,760
Medcath Corp. (a)	9,021	297,693
Medical Staffing Network Holdings, Inc. (a)	8,863	52,469
Metropolitan Health Networks, Inc. (a)	36,067	64,921
Molina Healthcare, Inc. (a)	9,397	300,422
MWI Veterinary Supply, Inc. (a)	10,000	385,600
National Healthcare Corp.	5,307	282,598
National Home Health Care Corp.	1,600	20,272
National Medical Health Card Systems, Inc. (a)	2,994	49,341
National Research Corp.	1,185	31,284
Nighthawk Radiology Holdings, Inc. (a)(d)	17,798	323,034
NovaMed Eyecare, Inc. (a)	33,673	225,272
Odyssey Healthcare, Inc. (a)	35,991	466,803
Omnicare, Inc.	104,054	3,893,701
Option Care, Inc.	22,677	341,742
Owens & Minor, Inc.	35,142	1,247,541
PainCare Holdings, Inc. (a)(d)	63,158	19,579
PDI, Inc. (a)	3,836	40,240
Pediatric Services of America, Inc. (a)	16,212	256,960
Pediatrix Medical Group, Inc. (a)	39,933	2,300,939
Providence Service Corp. (a)(d)	11,318	305,246
PSS World Medical, Inc. (a)	58,610	1,098,938

	Shares	Value
Psychemedics Corp.	3,872	$ 74,149
Psychiatric Solutions, Inc. (a)	43,787	1,708,569
QMed, Inc. (a)	4,585	15,589
Radiation Therapy Services, Inc. (a)(d)	9,544	263,605
RehabCare Group, Inc. (a)	10,698	168,814
ResCare, Inc. (a)	17,138	354,757
Rotech Healthcare, Inc. (a)	15,900	20,511
Rural/Metro Corp. (a)	20,488	143,211
Sierra Health Services, Inc. (a)	57,201	2,384,138
Skilled Healthcare Group, Inc.	1,539	24,362
SRI/Surgical Express, Inc. (a)	2,620	13,703
Sun Healthcare Group, Inc. (a)	33,342	476,791
Sunrise Senior Living, Inc. (a)(d)	37,848	1,482,128
Symbion, Inc. (a)	24,258	530,765
Triad Hospitals, Inc. (a)	73,640	3,940,476
U.S. Physical Therapy, Inc. (a)	16,352	227,129
Universal Health Services, Inc. Class B	42,905	2,651,100
VCA Antech, Inc. (a)	74,046	2,930,741
Visicu, Inc.	16,759	165,244
VistaCare, Inc. Class A (a)	19,895	188,804
Wellcare Health Plans, Inc. (a)	29,379	2,704,043
		84,580,731
Health Care Technology - 0.3%
A.D.A.M., Inc. (a)	2,620	17,030
Allscripts Healthcare Solutions, Inc. (a)(d)	37,686	925,568
AMICAS, Inc. (a)	31,224	98,043
Arrhythmia Research Technology, Inc.	7,380	98,818
Cerner Corp. (a)(d)	53,095	3,016,327
Computer Programs & Systems, Inc.	9,905	332,610
Eclipsys Corp. (a)	44,403	904,933
Emageon, Inc. (a)(d)	18,876	143,080
Health Corp. (a)	139,505	2,105,130
HealthAxis, Inc. (a)	190	353
HealthStream, Inc. (a)	6,041	22,231
iCAD, Inc. (a)	48,360	154,268
Mediware Information Systems, Inc. (a)	1,310	9,144
Merge Technologies, Inc. (a)(d)	15,882	109,903
Omnicell, Inc. (a)	26,838	604,123
Phase Forward, Inc. (a)	24,189	397,667
ProxyMed, Inc. (a)	3,259	8,636
Quadramed Corp. (a)(d)	35,763	116,230
Transcend Services, Inc. (a)	14,000	238,000
TriZetto Group, Inc. (a)	32,955	610,656
Vital Images, Inc. (a)	14,431	398,151
WebMD Health Corp. Class A (a)(d)	9,120	458,371
		10,769,272
Life Sciences Tools & Services - 1.0%
Accelrys, Inc. (a)	29,292	187,469
Advanced Magnetics, Inc. (a)	11,305	713,006
Affymetrix, Inc. (a)(d)	63,110	1,639,598
Albany Molecular Research, Inc. (a)	10,983	156,288
Alliance Pharmaceutical Corp. (a)	2,080	208
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Applera Corp. - Celera Genomics Group (a)	58,482	$ 780,735
Bio-Imaging Technologies, Inc. (a)	2,110	14,665
Bio-Rad Laboratories, Inc. Class A (a)	15,741	1,175,853
Bioanalytical Systems, Inc. (a)	4,772	33,690
Biodelivery Sciences International, Inc. (a)	20,000	106,800
BioVeris Corp. (a)	25,451	544,142
Bruker BioSciences Corp. (a)	40,315	344,290
Caliper Life Sciences, Inc. (a)	28,993	133,368
Cambrex Corp.	25,026	311,073
Charles River Laboratories International, Inc. (a)	65,086	3,460,623
Ciphergen Biosystems, Inc. (a)	8,010	9,372
Covance, Inc. (a)	54,340	3,616,327
Cryo-Cell International, Inc. (a)	6,550	14,279
Dionex Corp. (a)(d)	15,118	1,071,866
Diversa Corp. (a)(d)	30,931	201,361
Encorium Group, Inc. (a)	7,298	23,135
Enzo Biochem, Inc. (a)(d)	38,087	619,295
eResearchTechnology, Inc. (a)	43,611	390,755
Exelixis, Inc. (a)	89,898	996,070
Gene Logic, Inc. (a)	7,441	10,864
Harvard Bioscience, Inc. (a)	8,617	44,550
Illumina, Inc. (a)(d)	53,500	1,745,705
Immunicon Corp. (a)	7,192	14,816
Interleukin Genetics, Inc. (a)	6,973	16,735
Invitrogen Corp. (a)	39,994	2,897,165
Kendle International, Inc. (a)	9,169	316,606
Luminex Corp. (a)	20,616	255,845
Medivation, Inc. (a)(d)	18,044	317,033
Medtox Scientific, Inc. (a)	8,211	201,991
Nanogen, Inc. (a)	35,888	47,731
Nektar Therapeutics (a)(d)	82,026	930,175
PAREXEL International Corp. (a)	24,512	985,873
Pharmaceutical Product Development, Inc.	86,618	3,161,557
PharmaNet Development Group, Inc. (a)	19,840	637,062
PRA International (a)	20,692	477,571
Sequenom, Inc. (a)	25,316	109,871
Stratagene Corp. (a)	1,955	21,231
Techne Corp. (a)	30,814	1,839,288
Third Wave Technologies, Inc. (a)	44,390	258,350
Tripos, Inc. (a)	2,058	1,626
Varian, Inc. (a)	26,948	1,585,890
Ventana Medical Systems, Inc. (a)	31,228	1,606,993
		34,028,796
Pharmaceuticals - 0.9%
Abraxis BioScience, Inc. (a)(d)	23,499	578,545
Acusphere, Inc. (a)	1,403	4,097
Adams Respiratory Therapeutics, Inc. (a)	27,666	1,267,103

	Shares	Value
Adolor Corp. (a)(d)	74,840	$ 281,398
Advancis Pharmaceutical Corp. (a)(d)	4,491	13,473
Akorn, Inc. (a)(d)	32,825	230,103
Alexza Pharmaceuticals, Inc. (a)	30,076	291,136
Alpharma, Inc. Class A	36,913	896,986
Alteon, Inc. (a)	9,772	537
Anesiva, Inc. (a)	1,142	8,622
Atherogenics, Inc. (a)(d)	26,187	62,587
Auxilium Pharmaceuticals, Inc. (a)	18,555	285,190
AVANIR Pharmaceuticals Class A (a)	14,261	49,343
Barrier Therapeutics, Inc. (a)(d)	6,541	42,713
Bentley Pharmaceuticals, Inc. (a)	12,642	149,934
BioMimetic Therapeutics, Inc.	12,723	232,322
Bradley Pharmaceuticals, Inc. (a)	14,282	315,347
Cadence Pharmaceuticals, Inc.	10,227	148,905
Caraco Pharmaceutical Laboratories Ltd. (a)	20,224	312,663
Collagenex Pharmaceuticals, Inc. (a)	22,008	233,065
Columbia Laboratories, Inc. (a)(d)	36,536	92,436
Corcept Therapeutics, Inc. (a)	7,957	11,060
Cortex Pharmaceuticals, Inc. (a)(d)	7,017	20,840
Cypress Bioscience, Inc. (a)	27,092	410,173
DepoMed, Inc. (a)(d)	14,582	63,723
Discovery Laboratories, Inc. (a)	33,851	114,755
Durect Corp. (a)	36,548	146,192
Emisphere Technologies, Inc. (a)(d)	22,624	89,365
Endo Pharmaceuticals Holdings, Inc. (a)	115,305	4,072,573
Heska Corp. (a)	20,430	45,355
Hi-Tech Pharmacal Co., Inc. (a)	9,053	106,825
Hollis-Eden Pharmaceuticals, Inc. (a)	6,761	17,173
Immtech Pharmaceuticals, Inc. (a)(d)	2,377	17,067
Inspire Pharmaceuticals, Inc. (a)	46,517	275,846
Interpharm Holdings, Inc. (a)	2,260	3,300
Ista Pharmaceuticals, Inc. (a)(d)	7,132	56,913
Javelin Pharmaceuticals, Inc. (a)	36,213	260,371
KV Pharmaceutical Co. Class A (a)	35,773	965,871
Matrixx Initiatives, Inc. (a)(d)	3,745	74,937
Medicines Co. (a)	41,546	810,562
Medicis Pharmaceutical Corp. Class A	47,246	1,559,118
MGI Pharma, Inc. (a)	70,773	1,513,127
Nastech Pharmaceutical Co., Inc. (a)(d)	27,713	333,665
NitroMed, Inc. (a)(d)	19,202	46,085
Noven Pharmaceuticals, Inc. (a)	23,333	547,159
Nutrition 21, Inc. (a)(d)	16,280	29,304
Obagi Medical Products, Inc.	7,000	125,930
Oxis International, Inc. (a)	5,100	1,224
Pain Therapeutics, Inc. (a)(d)	28,510	240,054
Par Pharmaceutical Companies, Inc. (a)	32,153	942,404
Penwest Pharmaceuticals Co. (a)(d)	18,669	242,697
Perrigo Co.	66,464	1,300,036
Pharmos Corp. (a)	12,987	18,052
Pozen, Inc. (a)	22,220	350,854
Questcor Pharmaceuticals, Inc. (a)	47,623	28,574
Repros Therapeutics, Inc. (a)	15,715	208,852
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Salix Pharmaceuticals Ltd. (a)(d)	45,480	$ 604,429
Santarus, Inc. (a)(d)	45,220	265,894
Sciele Pharma, Inc. (a)(d)	30,021	742,119
SCOLR Pharma, Inc. (a)(d)	17,200	38,700
Sepracor, Inc. (a)	93,629	4,559,732
Somaxon Pharmaceuticals, Inc. (a)(d)	7,756	116,340
Spectrum Pharmaceuticals, Inc. (a)	57,989	379,828
SuperGen, Inc. (a)(d)	50,317	325,551
Valeant Pharmaceuticals International	83,751	1,322,428
ViroPharma, Inc. (a)	62,129	900,249
Vivus, Inc. (a)(d)	59,578	324,700
Warner Chilcott Ltd.	70,979	1,288,979
Xenoport, Inc. (a)(d)	19,956	878,064
Zila, Inc. (a)	11,602	19,839
		32,313,393
TOTAL HEALTH CARE		351,546,129
INDUSTRIALS - 12.6%
Aerospace & Defense - 0.9%
AAR Corp. (a)	33,085	1,075,263
AeroVironment, Inc.	8,625	179,055
Alliant Techsystems, Inc. (a)	28,674	2,896,074
Applied Signal Technology, Inc.	17,972	291,686
Argon ST, Inc. (a)	10,954	261,253
Armor Holdings, Inc. (a)	28,116	2,416,008
Ascent Solar Technologies, Inc. (a)(d)	22,936	160,781
Astronics Corp. (a)	3,368	94,439
BE Aerospace, Inc. (a)	78,394	3,001,706
Ceradyne, Inc. (a)	22,346	1,509,919
CPI Aerostructures, Inc. (a)	1,677	13,751
Cubic Corp.	19,229	483,225
Curtiss-Wright Corp.	38,610	1,740,153
DRS Technologies, Inc.	34,290	1,760,792
Ducommun, Inc. (a)	6,348	158,510
DynCorp International, Inc. Class A	16,696	289,509
EDO Corp.	17,717	594,760
Esterline Technologies Corp. (a)	22,461	1,021,976
GenCorp, Inc. (non-vtg.) (a)(d)	40,286	540,235
Heico Corp. Class A	19,833	709,823
Herley Industries, Inc. (a)	12,228	192,469
Hexcel Corp. (a)(d)	74,936	1,733,270
Innovative Solutions & Support, Inc. (a)(d)	8,701	228,662
Ionatron, Inc.	50,433	250,148
Irvine Sensors Corp. (a)	390	546
K&F Industries Holdings, Inc. (a)	18,051	477,629
Ladish Co., Inc. (a)	14,096	625,721
LMI Aerospace, Inc. (a)	5,920	123,018
Moog, Inc. Class A (a)	31,653	1,362,978
MTC Technologies, Inc. (a)	6,932	144,671
Orbital Sciences Corp. (a)	53,836	1,109,560

	Shares	Value
Pemco Aviation Group, Inc. (a)	664	$ 6,295
Spirit AeroSystems Holdings, Inc. Class A	48,258	1,684,687
Stanley, Inc.	13,971	250,919
Sypris Solutions, Inc.	8,306	68,525
Taser International, Inc. (a)(d)	47,928	505,161
Teledyne Technologies, Inc. (a)	28,846	1,329,224
The Allied Defense Group, Inc. (a)	7,168	65,157
Todd Shipyards Corp.	6,043	124,607
Triumph Group, Inc.	12,884	851,375
TVI Corp. (a)	29,926	20,350
United Industrial Corp.	7,610	455,839
		30,809,729
Air Freight & Logistics - 0.5%
ABX Air, Inc. (a)	44,456	280,962
AirNet Systems, Inc. (a)	400	1,428
Atlas Air Worldwide Holdings, Inc. (a)	13,489	790,860
Dynamex, Inc. (a)	9,891	267,057
EGL, Inc. (a)	28,263	1,309,990
Expeditors International of Washington, Inc.	183,771	8,023,442
Forward Air Corp.	27,631	939,730
Hub Group, Inc. Class A	34,085	1,260,463
Pacer International, Inc.	38,096	1,025,544
Park-Ohio Holdings Corp. (a)	8,657	201,881
UTI Worldwide, Inc.	71,355	1,997,226
		16,098,583
Airlines - 0.7%
AirTran Holdings, Inc. (a)(d)	81,281	1,007,072
Alaska Air Group, Inc. (a)	33,865	987,503
Allegiant Travel Co.	6,729	213,646
AMR Corp. (a)(d)	192,810	5,466,164
Continental Airlines, Inc. Class B (a)(d)	83,357	3,348,451
Delta Air Lines, Inc. (a)	207,000	3,943,350
ExpressJet Holdings, Inc. Class A (a)	34,207	211,741
Frontier Airlines Holdings, Inc. (a)(d)	24,186	146,809
Hawaiian Holdings, Inc. (a)	24,994	97,477
JetBlue Airways Corp. (a)(d)	137,970	1,487,317
MAIR Holdings, Inc. (a)	10,106	66,902
Mesa Air Group, Inc. (a)	31,372	221,173
Midwest Air Group, Inc. (a)(d)	21,526	323,966
Pinnacle Airlines Corp. (a)	20,690	373,455
Republic Airways Holdings, Inc. (a)	27,249	636,809
SkyWest, Inc.	54,320	1,495,430
UAL Corp. (a)(d)	83,354	3,272,478
US Airways Group, Inc. (a)	53,977	1,924,280
		25,224,023
Building Products - 0.5%
Aaon, Inc.	9,753	289,762
Advanced Environmental Recycling Technologies, Inc. Class A (a)	11,364	16,137
American Woodmark Corp.	10,570	393,733
Ameron International Corp.	7,159	561,982
Apogee Enterprises, Inc.	23,597	580,958
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Armstrong World Industries, Inc. (a)	15,282	$ 856,250
Builders FirstSource, Inc. (a)	13,109	218,527
Goodman Global, Inc.	32,183	705,451
Griffon Corp. (a)	22,241	519,105
Insteel Industries, Inc. (d)	17,667	322,599
Lennox International, Inc.	52,433	1,795,830
NCI Building Systems, Inc. (a)(d)	19,180	986,044
Owens Corning (a)	72,694	2,609,715
PGT, Inc.	8,670	101,179
PW Eagle, Inc.	10,324	330,471
Simpson Manufacturing Co. Ltd. (d)	33,985	1,132,380
Trex Co., Inc. (a)(d)	9,177	183,540
Universal Forest Products, Inc.	14,214	683,409
US Home Systems, Inc. (a)	9,441	135,762
USG Corp. (a)(d)	66,475	3,414,156
		15,836,990
Commercial Services & Supplies - 2.8%
A.T. Cross Co. Class A (a)	7,939	82,486
ABM Industries, Inc.	39,362	1,161,573
ACCO Brands Corp. (a)	43,322	1,083,483
Administaff, Inc.	23,121	842,992
Advisory Board Co. (a)	16,083	837,442
American Ecology Corp.	11,952	258,761
American Reprographics Co. (a)	27,365	842,842
Amrep Corp.	2,187	127,502
Angelica Corp.	10,844	272,184
APAC Customer Services, Inc. (a)	13,380	41,746
Arrowhead Research Corp. (a)(d)	22,957	174,473
Barrett Business Services, Inc.	6,200	155,682
Bowne & Co., Inc.	22,482	435,926
Brady Corp. Class A (a)	40,402	1,500,530
Casella Waste Systems, Inc. Class A (a)	29,398	315,147
CBIZ, Inc. (a)	60,148	449,907
CDI Corp.	10,663	356,571
CECO Environmental Corp. (a)	10,861	132,504
Cenveo, Inc. (a)	36,442	889,549
ChoicePoint, Inc. (a)	72,864	3,195,815
Clean Harbors, Inc.	11,343	533,008
Comfort Systems USA, Inc.	42,341	592,774
Competitive Technologies, Inc. (a)	3,836	9,974
Comsys IT Partners, Inc. (a)	9,126	210,081
Consolidated Graphics, Inc. (a)	11,385	826,551
Copart, Inc. (a)	56,572	1,764,481
Cornell Companies, Inc. (a)	9,523	226,933
Corporate Executive Board Co.	34,304	2,281,559
Corrections Corp. of America (a)	54,290	3,517,992
CoStar Group, Inc. (a)(d)	16,629	902,290
Covanta Holding Corp. (a)	91,895	2,278,996
CRA International, Inc. (a)	12,297	650,388
Deluxe Corp.	43,383	1,894,536

	Shares	Value
Diamond Management & Technology Consultants, Inc.	25,988	$ 338,104
Document Security Systems, Inc. (a)(d)	9,753	118,401
Dun & Bradstreet Corp.	58,645	5,872,124
Ennis, Inc.	22,496	537,654
Exponent, Inc. (a)	8,808	202,584
First Advantage Corp. Class A (a)	10,252	245,125
First Consulting Group, Inc. (a)	16,842	152,420
Food Technology Service, Inc. (a)	6,071	15,967
FTI Consulting, Inc. (a)(d)	35,669	1,322,607
Fuel Tech, Inc. (a)	11,302	300,633
G&K Services, Inc. Class A	19,453	740,576
GeoEye, Inc. (a)	10,285	212,900
GP Strategies Corp. (a)	14,690	156,595
Healthcare Services Group, Inc.	23,291	649,120
Heidrick & Struggles International, Inc. (a)	16,722	815,030
Herman Miller, Inc.	54,299	1,954,764
Hill International, Inc. (a)(d)	10,000	70,400
HNI Corp.	34,454	1,518,043
Hudson Highland Group, Inc. (a)	28,033	604,952
Humitech International Group, Inc. (a)	75	0
Huron Consulting Group, Inc. (a)	13,021	892,199
ICF International, Inc.	9,874	181,879
ICT Group, Inc. (a)	7,987	150,555
IHS, Inc. Class A (a)	25,810	1,037,304
IKON Office Solutions, Inc.	97,438	1,419,672
InnerWorkings, Inc. (d)	29,905	397,437
Innotrac Corp. (a)	3,181	9,734
Interface, Inc. Class A	47,313	798,643
Intersections, Inc. (a)	3,842	39,880
Kaiser Ventures LLC Class A (a)	100	0
Kelly Services, Inc. Class A (non-vtg.)	15,957	459,881
Kenexa Corp. (a)	20,075	783,126
Kforce, Inc. (a)	31,125	500,179
Knoll, Inc.	40,570	981,794
Korn/Ferry International (a)	39,708	1,032,805
Labor Ready, Inc. (a)	41,139	987,336
Layne Christensen Co. (a)	9,628	433,356
Learning Tree International, Inc. (a)	4,772	65,854
LECG Corp. (a)	17,331	256,499
M&F Worldwide Corp. (a)(d)	13,753	939,192
Mac-Gray Corp. (a)	3,487	52,898
Manpower, Inc.	74,434	6,847,928
McGrath RentCorp.	22,234	692,144
Medialink Worldwide, Inc. (a)(d)	9,153	47,321
Mine Safety Appliances Co. (d)	26,004	1,118,172
Mobile Mini, Inc. (a)	32,900	993,580
Multi-Color Corp.	4,668	191,621
Nashua Corp. (a)	4,665	48,236
Navigant Consulting, Inc. (a)	45,819	954,868
Odyssey Marine Exploration, Inc. (a)	41,200	271,920
On Assignment, Inc. (a)	26,914	293,363
PeopleSupport, Inc. (a)(d)	22,685	274,715
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Perma-Fix Environmental Services, Inc. (a)	8,161	$ 25,299
PHH Corp. (a)	48,705	1,509,855
Pike Electric Corp. (a)(d)	16,493	359,712
PRG-Schultz International, Inc. (a)	12,296	201,040
Protection One, Inc. (d)	2,194	33,546
RCM Technologies, Inc. (a)	5,333	33,598
Republic Services, Inc.	151,573	4,589,630
Resources Connection, Inc. (a)	40,441	1,304,627
Rollins, Inc.	31,671	731,283
RSC Holdings, Inc.	3,546	71,097
SAIC, Inc.	84,122	1,695,058
Schawk, Inc. Class A	8,849	180,431
School Specialty, Inc. (a)	19,272	673,364
Sirva, Inc. (a)	9,936	28,318
Spherion Corp. (a)	59,543	586,499
Spherix, Inc. (a)	5,297	14,673
Standard Parking Corp. (a)	3,872	142,025
Standard Register Co.	11,044	131,534
Steelcase, Inc. Class A	48,252	937,054
Stericycle, Inc. (a)	38,855	3,542,410
Taleo Corp. Class A (a)	10,048	196,941
Team, Inc. (a)	5,770	226,126
TeamStaff, Inc. (a)	6,456	6,327
Teletech Holdings, Inc. (a)	30,363	1,068,170
Tetra Tech, Inc. (a)	51,793	1,142,554
The Brink's Co.	39,844	2,626,915
The Geo Group, Inc. (a)	20,499	1,117,196
TRC Companies, Inc. (a)	3,649	48,313
TRM Corp. (a)	4,518	6,416
U.S. Liquids, Inc. (a)	500	0
United Stationers, Inc. (a)	27,725	1,860,070
UTEK Corp. (d)	10,333	156,545
Viad Corp.	15,820	701,933
Volt Information Sciences, Inc. (a)	9,477	235,314
Waste Connections, Inc. (a)	64,678	1,993,376
Waste Industries USA, Inc.	5,309	165,588
Waterlink, Inc. (a)	13,000	1
Watson Wyatt Worldwide, Inc. Class A	34,424	1,775,246
WCA Waste Corp. (a)	14,127	118,384
Westaff, Inc. (a)	6,445	34,481
		98,099,717
Construction & Engineering - 1.0%
AECOM Technology Corp. (a)	34,384	787,394
EMCOR Group, Inc. (a)	26,922	1,765,814
Foster Wheeler Ltd. (a)	57,421	5,945,370
Furmanite Corp. (a)	6,501	47,457
Granite Construction, Inc.	28,303	1,938,472
Infrasource Services, Inc. (a)	34,459	1,247,416
Insituform Technologies, Inc. Class A (a)(d)	21,224	447,614

	Shares	Value
Integrated Electrical Services, Inc. (a)	10,323	$ 273,353
Jacobs Engineering Group, Inc. (a)	101,938	5,907,307
KBR, Inc.	135,822	3,739,180
Michael Baker Corp. (a)	6,664	228,175
Modtech Holdings, Inc. (a)	5,824	16,016
Perini Corp. (a)	17,679	972,345
Quanta Services, Inc. (a)	88,632	2,659,846
Shaw Group, Inc. (a)	64,317	2,602,266
Sterling Construction Co., Inc. (a)	7,183	168,298
URS Corp. (a)	48,558	2,441,496
Washington Group International, Inc. (a)	24,931	2,094,204
		33,282,023
Electrical Equipment - 1.2%
A.O. Smith Corp.	16,094	632,333
Active Power, Inc. (a)	42,574	72,376
Acuity Brands, Inc.	36,601	2,222,047
American Superconductor Corp. (a)(d)	25,860	448,412
AMETEK, Inc.	89,032	3,360,068
AML Communications, Inc. (a)	4,959	6,943
AZZ, Inc. (a)	14,388	488,473
Baldor Electric Co.	35,538	1,648,252
Beacon Power Corp. (a)	1,934	1,644
Belden CDT, Inc.	37,243	2,132,534
BTU International, Inc. (a)	5,333	68,636
C&D Technologies, Inc. (a)(d)	41,016	255,530
Capstone Turbine Corp. (a)(d)	73,813	70,860
Chase Corp.	5,431	157,988
Coleman Cable, Inc. (a)	9,142	242,812
Digital Power Corp. (a)	4,959	6,149
Encore Wire Corp. (d)	16,325	474,241
Energy Conversion Devices, Inc. (a)(d)	34,512	1,186,523
Energy Focus, Inc. (a)	9,000	67,500
EnerSys (a)	28,340	513,521
Evergreen Solar, Inc. (a)(d)	52,102	436,615
EXX, Inc. Class A (a)	3,975	9,143
First Solar, Inc.	24,293	1,652,896
Franklin Electric Co., Inc. (d)	16,674	786,012
FuelCell Energy, Inc. (d)	37,064	255,742
General Cable Corp.	42,054	2,865,980
Genlyte Group, Inc. (a)	20,419	1,778,903
GrafTech International Ltd. (a)	93,120	1,441,498
Hoku Scientific, Inc. (a)	35,507	165,995
Hubbell, Inc. Class B	51,302	2,889,842
II-VI, Inc. (a)	24,899	690,947
LaBarge, Inc. (a)	3,526	45,203
Lamson & Sessions Co. (a)	12,003	335,244
LSI Industries, Inc.	22,573	344,464
MagneTek, Inc. (a)	24,905	124,027
Medis Technologies Ltd. (a)(d)	17,535	256,186
Microfield Group, Inc. (a)(d)	20,770	17,447
Microvision, Inc. (a)(d)	55,975	310,102
Millennium Cell, Inc. (a)	10,760	7,425
Plug Power, Inc. (a)(d)	58,171	172,186
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Powell Industries, Inc. (a)	3,555	$ 99,540
Power-One, Inc. (a)	77,604	284,031
Preformed Line Products Co.	2,387	121,069
Regal-Beloit Corp.	26,789	1,302,213
Roper Industries, Inc.	73,743	4,303,641
Satcon Technology Corp. (a)(d)	5,988	7,006
Superior Essex, Inc. (a)	17,936	633,858
Technology Research Corp.	3,139	16,919
Thomas & Betts Corp. (a)	49,988	2,900,304
Ultralife Batteries, Inc. (a)(d)	14,770	143,121
Universal Security Instruments, Inc. (a)	4,000	125,600
UQM Technologies, Inc. (a)	9,558	38,519
Valence Technology, Inc. (a)(d)	28,181	38,044
Vicor Corp.	14,143	167,877
Woodward Governor Co.	24,562	1,356,805
		40,181,246
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	54,319	2,398,184
McDermott International, Inc. (a)	93,238	7,272,564
Raven Industries, Inc.	17,290	608,954
Sequa Corp. Class A (a)	6,103	671,330
Standex International Corp.	13,917	397,052
Teleflex, Inc.	29,407	2,361,382
Tredegar Corp.	22,613	522,586
Walter Industries, Inc.	45,307	1,458,432
		15,690,484
Machinery - 2.7%
3D Systems Corp. (a)(d)	10,723	216,176
A.S.V., Inc. (a)(d)	19,924	349,268
Accuride Corp. (a)	25,655	403,297
Actuant Corp. Class A	23,927	1,331,059
AGCO Corp. (a)	75,881	3,284,130
Alamo Group, Inc.	3,665	93,054
Albany International Corp. Class A	23,271	910,362
Altra Holdings, Inc.	10,000	169,100
American Railcar Industries, Inc.	6,226	249,725
American Science & Engineering, Inc. (a)(d)	9,514	515,469
Ampco-Pittsburgh Corp.	3,730	141,292
Astec Industries, Inc. (a)	16,319	703,186
Axsys Technologies, Inc. (a)	6,806	141,225
Badger Meter, Inc.	7,904	203,054
Baldwin Technology Co., Inc. Class A (a)	3,555	21,721
Barnes Group, Inc.	36,936	1,089,243
Basin Water, Inc. (d)	5,840	41,464
Blount International, Inc. (a)	30,055	392,518
BNS Holding, Inc. Class A (a)	20	254
Briggs & Stratton Corp.	39,897	1,294,658
Bucyrus International, Inc. Class A	31,393	2,227,333
Cascade Corp.	10,800	735,480

	Shares	Value
Catalytica Energy Systems, Inc. (a)	8,234	$ 12,927
Chart Industries, Inc.	10,205	234,817
Circor International, Inc.	13,104	500,442
CLARCOR, Inc.	49,508	1,654,557
Columbus McKinnon Corp. (NY Shares) (a)	13,284	398,520
Commercial Vehicle Group, Inc. (a)	23,576	457,139
Crane Co.	47,614	2,080,256
Donaldson Co., Inc.	66,671	2,435,492
Dynamic Materials Corp. (a)	7,896	286,230
Eastern Co.	7,453	218,075
EnPro Industries, Inc. (a)	16,362	679,677
ESCO Technologies, Inc. (a)(d)	21,495	1,089,152
Federal Signal Corp.	41,599	679,728
Flanders Corp. (a)(d)	10,793	76,738
Flow International Corp. (a)	32,121	412,434
Flowserve Corp.	50,669	3,516,935
Force Protection, Inc. (a)(d)	53,841	1,546,314
FreightCar America, Inc.	9,610	475,022
Gardner Denver, Inc. (a)	43,503	1,791,889
Gehl Co. (a)	7,751	230,282
Gorman-Rupp Co.	14,693	495,154
Graco, Inc.	57,249	2,292,250
Graham Corp.	4,038	69,656
Greenbrier Companies, Inc. (d)	15,064	474,968
Hardinge, Inc.	9,527	296,861
Harsco Corp.	71,218	3,793,071
Hirsch International Corp. Class A (a)	2,100	10,668
Hurco Companies, Inc. (a)	6,978	333,269
IDEX Corp.	71,626	2,700,300
Joy Global, Inc.	97,756	5,535,922
K-Tron International, Inc. (a)	2,734	255,766
Kadant, Inc. (a)	10,799	322,350
Kaydon Corp.	24,116	1,163,597
Kennametal, Inc.	34,518	2,655,125
Key Technology, Inc. (a)	2,697	54,533
L.B. Foster Co. Class A (a)	8,604	229,469
Lincoln Electric Holdings, Inc.	33,697	2,368,562
Lindsay Corp. (d)	9,496	326,188
Lydall, Inc. (a)	19,210	271,053
Manitowoc Co., Inc.	52,624	3,987,847
Met-Pro Corp.	6,581	101,347
Middleby Corp. (a)	5,813	720,986
Milacron, Inc. (a)	1,345	10,370
Miller Industries, Inc. (a)	8,914	218,036
Mueller Industries, Inc.	32,321	1,130,912
Mueller Water Products, Inc.:
Class A (d)	42,960	704,544
Class B	56,545	896,238
NACCO Industries, Inc. Class A	5,002	850,340
Nordson Corp.	25,208	1,310,564
Omega Flex, Inc.	3,426	71,295
Oshkosh Truck Co.	63,939	3,944,397
Paragon Technologies, Inc. (a)	1,565	9,218
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Pentair, Inc.	82,307	$ 3,044,536
Portec Rail Products, Inc.	5,406	65,629
RBC Bearings, Inc. (a)	17,814	687,620
Robbins & Myers, Inc.	12,691	570,080
Spire Corp. (a)	200	1,972
SPX Corp.	56,618	4,975,024
Sun Hydraulics Corp.	10,640	459,435
Tecumseh Products Co. Class A (non-vtg.) (a)(d)	17,767	283,739
Tennant Co.	17,405	566,011
The L.S. Starrett Co. Class A	5,190	88,282
Timken Co.	74,582	2,622,303
Titan International, Inc.	13,144	414,562
Toro Co.	36,128	2,161,538
Trinity Industries, Inc. (d)	66,979	3,092,420
TurboChef Technologies, Inc. (a)	14,658	192,606
Twin Disc, Inc.	3,578	249,387
Valmont Industries, Inc.	15,590	1,098,939
Wabash National Corp.	25,195	368,603
Wabtec Corp.	43,865	1,717,753
Watts Water Technologies, Inc. Class A	25,624	971,150
Xerium Technologies, Inc.	21,467	168,087
		94,694,226
Marine - 0.2%
Alexander & Baldwin, Inc.	39,208	2,097,236
American Commercial Lines, Inc. (a)	40,386	1,279,832
Eagle Bulk Shipping, Inc. (d)	30,292	674,906
Excel Maritime Carriers Ltd. (a)	14,221	336,895
Genco Shipping & Trading Ltd.	17,664	672,292
Horizon Lines, Inc. Class A	20,616	710,840
International Shipholding Corp. (a)	4,464	90,396
Kirby Corp. (a)	43,637	1,746,353
		7,608,750
Road & Rail - 0.8%
AMERCO (a)(d)	7,255	511,840
Arkansas Best Corp.	21,525	888,767
Avis Budget Group, Inc. (a)	88,625	2,680,906
Celadon Group, Inc. (a)	16,572	273,604
Con-way, Inc.	42,610	2,415,987
Covenant Transport, Inc. Class A (a)	4,491	50,614
Dollar Thrifty Automotive Group, Inc. (a)	20,712	962,694
Florida East Coast Industries, Inc. Class A	22,450	1,879,739
Frozen Food Express Industries, Inc.	4,026	41,669
Genesee & Wyoming, Inc. Class A (a)	32,219	1,048,084
Heartland Express, Inc. (d)	66,575	1,116,463
Hertz Global Holdings, Inc.	78,311	1,658,627
J.B. Hunt Transport Services, Inc.	88,505	2,579,036
Kansas City Southern (d)	65,295	2,680,360
Knight Transportation, Inc.	47,474	889,188
Laidlaw International, Inc.	68,874	2,362,378

	Shares	Value
Landstar System, Inc.	48,269	$ 2,348,770
Marten Transport Ltd. (a)	18,360	355,450
Old Dominion Freight Lines, Inc. (a)	30,609	955,919
P.A.M. Transportation Services, Inc. (a)	3,368	61,836
Patriot Transportation Holding, Inc. (a)	534	47,761
Quality Distribution, Inc. (a)	6,526	65,717
Saia, Inc. (a)	10,643	304,283
U.S. Xpress Enterprises, Inc. Class A (a)	6,026	83,701
Universal Truckload Services, Inc. (a)	5,000	107,000
USA Truck, Inc. (a)	4,594	76,950
Werner Enterprises, Inc.	50,060	967,660
YRC Worldwide, Inc. (a)	46,987	1,888,877
		29,303,880
Trading Companies & Distributors - 0.7%
Aceto Corp.	13,271	117,050
Aircastle Ltd.	24,508	957,037
Applied Industrial Technologies, Inc.	35,142	1,028,255
Beacon Roofing Supply, Inc. (a)(d)	40,814	730,571
BlueLinx Corp.	14,464	165,034
Electro Rent Corp. (a)	14,337	206,596
Empire Resources, Inc. (d)	3,903	39,928
Fastenal Co. (d)	123,682	5,360,378
GATX Corp.	37,246	1,916,307
H&E Equipment Services, Inc. (a)	13,420	350,530
Houston Wire & Cable Co.	15,402	440,959
Huttig Building Products, Inc. (a)	6,924	56,223
Interline Brands, Inc. (a)	28,956	708,843
Kaman Corp.	23,582	692,839
Lawson Products, Inc.	2,516	92,664
MSC Industrial Direct Co., Inc. Class A	39,738	2,128,367
NuCo2, Inc. (a)(d)	10,939	282,883
Rush Enterprises, Inc. Class A (a)	25,209	617,873
TAL International Group, Inc.	13,278	345,494
TransDigm Group, Inc. (a)	14,260	526,907
UAP Holding Corp.	29,745	876,288
United Rentals, Inc. (a)	60,547	2,031,352
Watsco, Inc.	21,929	1,386,132
WESCO International, Inc. (a)	40,932	2,653,212
Williams Scotsman International, Inc. (a)	24,843	570,395
Willis Lease Finance Corp.	2,246	25,268
		24,307,385
Transportation Infrastructure - 0.1%
Interpool, Inc.	13,630	367,874
Macquarie Infrastructure Co. Trust	29,774	1,328,218
Quixote Corp.	10,799	199,458
		1,895,550
TOTAL INDUSTRIALS		433,032,586
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 1.4%
3Com Corp. (a)	367,515	1,719,970
ACE*COMM Corp. (a)	4,585	3,714
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Acme Packet, Inc.	19,434	$ 230,293
Adtran, Inc.	53,503	1,447,791
Airspan Networks, Inc. (a)	55,386	182,774
Alliance Fiber Optic Products, Inc. (a)	23,499	40,653
AltiGen Communications, Inc. (a)	1,965	3,262
Anaren, Inc. (a)	13,340	232,916
Andrew Corp. (a)	139,794	1,849,475
Arris Group, Inc. (a)	92,971	1,529,373
Avanex Corp. (a)(d)	199,217	336,677
Avici Systems, Inc.	5,006	45,505
Avocent Corp. (a)	39,482	1,106,680
Aware, Inc. (a)	10,854	57,418
Bel Fuse, Inc. Class B (non-vtg.)	8,174	296,880
BigBand Networks, Inc.	10,200	176,256
Black Box Corp.	18,367	669,110
Blue Coat Systems, Inc. (a)(d)	10,558	464,446
Bookham, Inc. (a)	57,200	122,980
C-COR, Inc. (a)	39,930	584,575
Carrier Access Corp. (a)	8,499	33,826
Comarco, Inc. (a)	2,807	16,954
CommScope, Inc. (a)	50,718	2,775,796
Communications Systems, Inc.	2,049	20,244
Comtech Telecommunications Corp. (a)	21,525	963,674
Digi International, Inc. (a)	20,366	286,142
Ditech Networks, Inc. (a)	24,840	198,720
Dycom Industries, Inc. (a)	35,403	1,052,885
EFJ, Inc. (a)	12,549	66,259
EMS Technologies, Inc. (a)	13,418	272,788
Endwave Corp. (a)	18,064	222,368
Entrada Networks, Inc. (a)	292	0
eOn Communications Corp. (a)	3,013	2,742
Extreme Networks, Inc. (a)	110,073	412,774
Ezenia!, Inc. (a)	2,900	3,741
F5 Networks, Inc. (a)	36,104	2,933,811
Finisar Corp. (a)(d)	237,565	862,361
Foundry Networks, Inc. (a)	114,230	1,836,818
Globecomm Systems, Inc. (a)	18,319	249,688
Harmonic, Inc. (a)	58,676	533,952
Harris Corp.	112,885	5,635,219
Harris Stratex Networks, Inc. (a)	25,381	434,015
Hughes Communications, Inc. (a)	2,184	116,953
Inter-Tel, Inc.	18,007	470,883
InterDigital Communication Corp. (a)	46,613	1,517,253
ISCO International, Inc. (a)	19,929	4,584
Ixia (a)	25,559	237,188
KVH Industries, Inc. (a)	19,517	181,313
Lantronix, Inc. (a)	17,964	24,790
Loral Space & Communications Ltd. (a)	12,027	564,066
MasTec, Inc. (a)	31,599	429,430
MRV Communications, Inc. (a)(d)	91,561	301,236
NETGEAR, Inc. (a)	30,136	1,124,374

	Shares	Value
Network Engines, Inc. (a)	9,093	$ 17,277
Network Equipment Technologies, Inc. (a)	26,253	274,344
Nextwave Wireless, Inc. (a)(d)	46,937	426,188
NMS Communications Corp. (a)	36,033	64,859
NumereX Corp. Class A (a)	4,959	51,822
Occam Networks, Inc. (a)	8,924	87,544
Oplink Communications, Inc. (a)	13,673	240,371
Opnext, Inc.	21,452	252,919
Optelecom Nkf, Inc. (a)	1,053	6,739
Optical Cable Corp. (a)	1,228	6,496
Optical Cable Corp. warrants 10/24/07 (a)	1,083	855
Optical Communication Products, Inc. (a)	7,672	11,431
Optium Corp.	14,784	200,028
ORBCOMM, Inc. (d)	18,975	301,703
Packeteer, Inc. (a)	33,076	339,360
Parkervision, Inc. (a)(d)	17,166	179,556
PC-Tel, Inc. (a)	22,837	222,889
Pegasus Wireless Corp. warrants 8/11/08 (a)	4,310	7
Performance Technologies, Inc. (a)	4,304	22,123
Plantronics, Inc.	44,599	1,083,756
Polycom, Inc. (a)	74,607	2,366,534
Powerwave Technologies, Inc. (a)(d)	88,261	563,105
Radyne Corp. (a)	20,583	191,010
Riverbed Technology, Inc.	23,416	976,681
SCM Microsystems, Inc. (a)	4,117	16,344
SeaChange International, Inc. (a)	31,672	285,048
Sirenza Microdevices, Inc. (a)	33,336	353,362
Sonus Networks, Inc. (a)	227,117	1,969,104
Stratos International, Inc. (a)	2,179	17,083
Sycamore Networks, Inc. (a)	185,978	691,838
Symmetricom, Inc. (a)	44,266	359,883
Tekelec (a)	62,915	943,725
Telkonet, Inc. (a)(d)	34,540	70,116
Telular Corp. (a)	4,093	16,822
Terabeam, Inc. (a)	2,250	4,815
Tollgrade Communications, Inc. (a)	15,734	173,861
UTStarcom, Inc. (a)(d)	98,847	712,687
Veramark Technologies, Inc. (a)	1,700	1,275
ViaSat, Inc. (a)	25,078	812,276
Vyyo, Inc. (a)(d)	7,423	43,128
Wave Wireless Corp. (a)	40	0
Wegener Corp. (a)	11,602	12,994
Westell Technologies, Inc. Class A (a)	93,476	254,255
WJ Communications, Inc. (a)	17,073	29,878
Zhone Technologies, Inc. (a)	173,196	249,402
		49,793,088
Computers & Peripherals - 1.0%
ActivIdentity Corp. (a)	30,377	136,697
Adaptec, Inc. (a)	97,213	395,657
Ampex Corp. Class A (a)	1,884	28,260
Avid Technology, Inc. (a)(d)	34,299	1,169,596
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Brocade Communications Systems, Inc. (a)	347,807	$ 3,192,868
Concurrent Computer Corp. (a)	79,110	141,607
CopyTele, Inc. (a)	16,655	10,326
Cray, Inc. (a)	29,711	240,659
Datalink Corp. (a)	2,058	13,500
Dataram Corp.	3,649	16,238
Diebold, Inc.	58,334	2,892,200
Dot Hill Systems Corp. (a)	30,475	121,595
Electronics for Imaging, Inc. (a)	53,247	1,518,072
Emulex Corp. (a)	74,136	1,645,078
FOCUS Enhancements, Inc. (a)	7,672	10,664
Gateway, Inc. (a)	202,907	363,204
Hauppauge Digital, Inc. (a)	4,117	22,808
HEI, Inc. (a)	3,368	4,345
Hutchinson Technology, Inc. (a)	21,473	392,526
Hypercom Corp. (a)	60,574	366,473
Imation Corp.	31,408	1,190,677
Immersion Corp. (a)	32,589	397,260
InFocus Corp. (a)	16,952	41,702
Innovex, Inc. (a)	4,552	7,101
Intermec, Inc. (a)(d)	45,598	1,121,711
Interphase Corp. (a)	2,203	20,995
Iomega Corp. (a)	46,398	198,119
Komag, Inc. (a)	23,613	572,851
LaserCard Corp. (a)(d)	11,480	138,908
Mobility Electronics, Inc. (a)(d)	18,109	54,870
Neoware, Inc. (a)	14,217	172,452
Novatel Wireless, Inc. (a)	33,008	766,776
Overland Storage, Inc. (a)	6,049	17,905
Palm, Inc. (a)	79,424	1,293,817
Presstek, Inc. (a)(d)	19,299	132,198
Printronix, Inc.	1,310	17,279
Qualstar Corp. (a)	2,735	8,834
Quantum Corp. (a)	171,906	531,190
Rackable Systems, Inc. (a)(d)	20,122	244,080
Rimage Corp. (a)	10,658	298,211
Seagate Technology	477,255	9,826,680
Silicon Graphics, Inc. (a)	8,036	233,044
Socket Communications, Inc. (a)	8,047	7,081
STEC, Inc. (a)	16,223	100,583
Stratasys, Inc. (a)(d)	8,706	419,194
Supermicro Computer, Inc.	10,000	100,600
Synaptics, Inc. (a)	20,063	633,188
Transact Technologies, Inc. (a)	2,830	17,942
ViewCast.com, Inc. (a)	10,386	4,258
Western Digital Corp. (a)	189,994	3,573,787
Zoom Technologies, Inc. (a)	5,240	6,969
		34,832,635

	Shares	Value
Electronic Equipment & Instruments - 2.2%
Acacia Research Corp. - Acacia Technologies (a)	28,810	$ 390,952
Advanced Photonix, Inc. Class A (a)(d)	11,134	19,819
Aeroflex, Inc. (a)	70,624	998,623
Aetrium, Inc. (a)	100	458
Agilysys, Inc.	23,755	515,959
Allied Motion Technologies, Inc. (a)	3,555	21,437
American Technical Ceramics Corp. (a)	2,713	39,935
American Technology Corp. (a)	2,713	10,228
Amphenol Corp. Class A	154,881	5,541,642
Anixter International, Inc. (a)(d)	28,729	2,121,924
APA Enterprises, Inc. (a)	3,836	4,872
Arrow Electronics, Inc. (a)	101,354	4,160,582
Avnet, Inc. (a)	125,729	5,386,230
AVX Corp.	37,968	683,044
Axcess, Inc. (a)	6,529	9,467
Bell Industries, Inc. (a)(d)	7,298	31,673
Bell Microproducts, Inc. (a)	21,017	135,349
Benchmark Electronics, Inc. (a)	61,994	1,370,687
Brightpoint, Inc. (a)	43,183	567,425
CalAmp Corp. (a)	25,303	113,357
Cash Technologies, Inc. (a)	2,900	2,813
CDW Corp.	52,046	4,431,196
Checkpoint Systems, Inc. (a)	37,743	944,707
Chyron Corp. (a)	7,000	6,090
Cogent, Inc. (a)(d)	32,677	505,840
Cognex Corp.	38,437	904,423
Coherent, Inc. (a)	25,857	802,084
Color Kinetics, Inc. (a)(d)	19,493	571,145
CPI International, Inc.	8,558	175,353
CTS Corp.	33,602	403,896
CyberOptics Corp. (a)	11,204	153,943
Daktronics, Inc.	28,451	681,686
Daystar Technologies, Inc. (a)(d)	55,291	254,339
DDi Corp. (a)	20,393	143,159
Digital Angel Corp. (a)(d)	7,990	14,542
Dolby Laboratories, Inc. Class A (a)	28,320	954,384
DTS, Inc. (a)	18,680	426,278
Echelon Corp. (a)(d)	36,963	644,635
Electro Scientific Industries, Inc. (a)	32,818	677,692
En Pointe Technologies, Inc. (a)	2,994	10,329
Excel Technology, Inc. (a)	13,164	355,691
FARO Technologies, Inc. (a)	11,945	396,455
FLIR Systems, Inc. (a)	58,411	2,415,879
Frequency Electronics, Inc.	1,170	12,332
Gerber Scientific, Inc. (a)	18,124	206,795
Giga-Tronics, Inc. (a)	4,585	7,978
GTSI Corp. (a)	3,743	49,557
I. D. Systems Inc. (a)(d)	11,645	157,673
Ingram Micro, Inc. Class A (a)	128,270	2,657,754
InPlay Technologies, Inc. (a)	4,023	5,391
Insight Enterprises, Inc. (a)	43,665	967,616
Intelli-Check, Inc. (a)	1,429	9,860
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
IPG Photonics Corp.	7,244	$ 162,483
Iteris, Inc. (a)	4,304	10,545
Itron, Inc. (a)	21,539	1,457,113
Jaco Electronics, Inc. (a)	3,836	9,360
Keithley Instruments, Inc.	19,213	254,957
KEMET Corp. (a)	65,753	504,983
L-1 Identity Solutions, Inc. (d)	56,896	1,216,436
LeCroy Corp. (a)	12,897	118,652
LightPath Technologies, Inc. Class A (a)	1,150	6,038
Littelfuse, Inc. (a)	20,342	815,307
LoJack Corp. (a)	17,896	393,354
Lumera Corp. (a)(d)	13,075	62,237
Maxwell Technologies, Inc. (a)(d)	10,739	147,554
MDI, Inc. (a)(d)	7,859	12,496
Measurement Specialties, Inc. (a)	15,913	316,510
Mechanical Technology, Inc. (a)	9,637	12,046
Mercury Computer Systems, Inc. (a)	28,979	377,307
Merix Corp. (a)	15,740	117,735
Mesa Laboratories, Inc.	4,207	103,703
Methode Electronics, Inc. Class A	31,984	482,319
Mettler-Toledo International, Inc. (a)	33,171	3,260,709
Micronetics, Inc. (a)	3,743	30,580
MTS Systems Corp.	14,636	642,667
Multi-Fineline Electronix, Inc. (a)(d)	6,965	118,962
Napco Security Systems, Inc. (a)(d)	17,472	103,609
National Instruments Corp.	45,611	1,437,659
NetList, Inc.	15,000	47,550
Newport Corp. (a)	32,507	485,004
NU Horizons Electronics Corp. (a)	14,521	175,704
OSI Systems, Inc. (a)	13,701	366,776
OYO Geospace Corp. (a)	5,097	385,129
Par Technology Corp. (a)	6,450	59,921
Park Electrochemical Corp.	16,110	448,664
Paxar Corp. (a)	33,222	1,004,966
PC Connection, Inc. (a)	13,930	160,752
Perceptron, Inc. (a)	2,600	23,608
Photon Dynamics, Inc. (a)	24,728	270,772
Planar Systems, Inc. (a)	18,106	131,269
Plexus Corp. (a)	45,355	998,264
RadiSys Corp. (a)	24,357	329,307
RAE Systems, Inc. (a)	46,052	116,512
Research Frontiers, Inc. (a)(d)	22,011	230,015
RF Industries Ltd.	2,339	13,613
RF Monolithics, Inc. (a)	3,462	18,176
Richardson Electronics Ltd.	33,307	318,082
Rofin-Sinar Technologies, Inc. (a)	14,405	972,338
Rogers Corp. (a)	14,684	590,884
ScanSource, Inc. (a)	23,128	670,249
Sigmatron International, Inc. (a)	762	6,866
Smart Modular Tech WWH, Inc. (a)	33,557	480,872
Spatializer Audio Labs, Inc. (a)	12,700	572

	Shares	Value
Spectrum Control, Inc. (a)	14,200	$ 205,048
Staktek Holdings, Inc. (a)	7,258	20,032
StockerYale, Inc. (a)	2,400	3,432
Sunpower Corp. Class A (a)(d)	18,212	972,703
Suntron Corp. (a)	13,394	15,269
SYNNEX Corp. (a)	10,287	210,678
Tech Data Corp. (a)	47,077	1,735,258
Technitrol, Inc.	35,695	940,206
Tessco Technologies, Inc. (a)	4,000	100,080
Trimble Navigation Ltd. (a)	100,294	2,927,582
TTM Technologies, Inc. (a)	43,404	480,048
Universal Display Corp. (a)(d)	22,490	351,069
Vicon Industries, Inc. (a)	18,575	169,033
Vishay Intertechnology, Inc. (a)	143,393	2,555,263
X-Rite, Inc.	27,571	412,462
Zones, Inc. (a)	3,275	30,425
Zygo Corp. (a)	17,642	266,747
		73,951,699
Internet Software & Services - 1.3%
24/7 Real Media, Inc. (a)(d)	33,049	387,995
Access Integrated Technologies, Inc. Class A (a)(d)	12,538	89,897
Akamai Technologies, Inc. (a)(d)	139,507	6,167,604
Answers Corp. (a)(d)	6,496	106,599
aQuantive, Inc. (a)	61,418	3,917,854
Ariba, Inc. (a)	60,736	565,452
Art Technology Group, Inc. (a)	80,342	228,171
Autobytel, Inc. (a)	47,104	205,373
Bankrate, Inc. (a)(d)	9,377	407,900
Chordiant Software, Inc. (a)	23,568	333,487
CMGI, Inc. (a)	427,604	1,069,010
CNET Networks, Inc. (a)	122,663	1,112,553
Communication Intelligence Corp. (a)	7,900	1,541
CyberSource Corp. (a)	34,792	457,167
DealerTrack Holdings, Inc. (a)	29,443	1,062,598
deltathree, Inc. (a)	4,398	5,981
Digital River, Inc. (a)	34,828	1,790,856
DivX, Inc.	13,459	215,075
Dynabazaar, Inc. (a)	5,600	1,568
EarthLink, Inc. (a)	111,671	924,636
eCollege.com (a)	20,965	461,859
EDGAR Online, Inc. (a)	3,836	11,508
eGain Communications Corp. (a)	1,156	1,329
Entrust, Inc. (a)	55,731	229,054
Equinix, Inc. (a)(d)	20,694	1,808,242
Firstwave Technologies, Inc. (a)	1,123	2,291
Goldleaf Financial Solutions, Inc. (a)	12,407	73,077
Greenfield Online, Inc. (a)	15,076	238,201
I-Many, Inc. (a)	9,263	19,638
iBasis, Inc. (a)	25,502	263,691
iMergent, Inc. (d)	8,356	199,708
InfoSpace, Inc.	29,787	729,186
Innodata Isogen, Inc. (a)	7,485	28,218
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
InsWeb Corp. (a)	283	$ 1,958
Internap Network Services Corp. (a)	52,295	774,489
Internet America, Inc. (a)	6,082	1,581
Internet Capital Group, Inc. (a)	40,804	476,591
Internet Commerce Corp. Class A (a)	3,400	12,206
Interwoven, Inc. (a)	29,600	443,408
iPass, Inc. (a)(d)	58,644	311,986
j2 Global Communications, Inc. (a)(d)	42,678	1,422,458
Jupiter Media Metrix, Inc. (a)	14,700	0
Jupitermedia Corp. (a)	11,806	85,003
Keynote Systems, Inc. (a)	14,393	227,409
Kintera, Inc. (a)	6,752	11,546
Liquidity Services, Inc. (a)	9,772	195,147
LivePerson, Inc. (a)	43,962	277,400
LookSmart Ltd. (a)	5,164	17,661
LoopNet, Inc.	19,206	393,531
LQ Corp., Inc. (a)	1,092	1,125
Marchex, Inc. Class B	28,914	447,878
MIVA, Inc. (a)	10,274	57,226
NaviSite, Inc. (a)	8,077	54,116
Neomedia Technologies, Inc. (a)	5,500	204
NEON Communications Group, Inc. (a)	62,474	307,372
NetRatings, Inc. (a)	11,507	241,187
NIC, Inc.	30,079	169,946
Omniture, Inc. (d)	22,905	401,067
On2.Com, Inc. (a)(d)	162,348	501,655
Online Resources Corp. (a)	15,282	189,955
Onstream Media Corp. (a)	1,100	3,047
Onvia.com, Inc. (a)	1,133	9,461
Openwave Systems, Inc. (a)(d)	93,277	960,753
Optio Software, Inc. (a)	3,200	4,224
Perficient, Inc. (a)	23,093	484,953
PlanetOut, Inc. (a)	12,610	17,276
RealNetworks, Inc. (a)	101,380	858,689
S1 Corp. (a)	55,793	457,503
Saba Software, Inc. (a)	24,380	146,524
SAVVIS, Inc. (a)	18,614	934,237
Selectica, Inc. (a)	7,017	13,613
SonicWALL, Inc. (a)	65,928	544,565
Supportsoft, Inc. (a)	35,140	200,298
Switch & Data Facilities Co., Inc.	9,194	170,916
Terremark Worldwide, Inc. (a)(d)	39,407	291,218
The Knot, Inc. (a)	20,725	392,946
The Sedona Corp. (a)	8,300	2,075
TheStreet.com, Inc.	12,520	145,733
Think Partnership, Inc. (a)	31,103	93,309
Travelzoo, Inc. (a)	1,369	35,293
Tumbleweed Communications Corp. (a)	69,582	196,221
United Online, Inc.	60,721	1,035,900
US Dataworks, Inc. (a)	4,512	2,121
ValueClick, Inc. (a)	82,607	2,588,077

	Shares	Value
VCampus Corp. (a)	380	$ 46
Vignette Corp. (a)	26,195	487,489
VistaPrint Ltd. (a)	35,802	1,434,586
Visual Sciences, Inc. (a)(d)	19,465	316,696
Vocus, Inc. (a)	5,876	141,259
Web.com, Inc. (a)	4,656	23,140
webMethods, Inc. (a)	58,531	538,485
Websense, Inc. (a)	35,854	806,715
Website Pros, Inc. (a)	16,429	152,461
WorldGate Communications, Inc. (a)	10,573	6,132
Zix Corp. (a)(d)	12,791	23,535
		43,660,920
IT Services - 2.5%
Accenture Ltd. Class A	503,759	20,623,893
Acxiom Corp.	56,973	1,583,849
Alliance Data Systems Corp. (a)	55,951	4,359,702
Analysts International Corp. (a)	9,684	18,303
Answerthink, Inc. (a)	44,735	158,362
Applied Digital Solutions, Inc. (a)	41,642	57,050
Authorize.Net Holdings, Inc. (a)	25,032	409,524
BearingPoint, Inc. (a)	199,355	1,473,233
Broadridge Financial Solutions, Inc. (a)	115,000	2,327,600
CACI International, Inc. Class A (a)	27,719	1,428,914
Cass Information Systems, Inc.	4,500	149,400
Ceridian Corp. (a)	116,452	4,118,907
CheckFree Corp. (a)	65,128	2,556,274
Ciber, Inc. (a)	44,222	394,018
Computer Task Group, Inc. (a)	11,529	54,302
Covansys Corp. (a)	13,399	452,752
CSG Systems International, Inc. (a)	42,838	1,190,896
CSP, Inc. (a)(d)	3,555	31,995
Direct Insite Corp. (a)	53	85
DST Systems, Inc. (a)(d)	44,937	3,762,575
Edgewater Technology, Inc. (a)	4,972	41,815
eFunds Corp. (a)	40,782	1,378,839
Electronic Clearing House, Inc. (a)	10,439	128,295
eLoyalty Corp.	4,735	119,938
Enherent Corp. (a)	8,200	812
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)(d)	28,996	779,123
ExlService Holdings, Inc.	4,189	78,711
Forrester Research, Inc. (a)	15,786	428,116
Gartner, Inc. Class A (a)	58,810	1,620,804
Gevity HR, Inc.	18,970	398,370
Global Cash Access Holdings, Inc. (a)	43,141	701,041
Global Payments, Inc.	71,615	2,867,465
Heartland Payment Systems, Inc. (d)	13,322	339,045
Hewitt Associates, Inc. Class A (a)	86,173	2,586,913
iGate Corp. (a)	25,687	184,946
Infocrossing, Inc. (a)(d)	23,910	436,358
Inforte Corp. (a)	1,679	7,018
infoUSA, Inc.	35,867	383,060
Integral Systems, Inc.	10,707	274,099
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Iron Mountain, Inc. (a)	157,944	$ 4,341,881
Isilon Systems, Inc. (d)	8,993	131,927
Keane, Inc. (a)	40,656	576,909
Lionbridge Technologies, Inc. (a)	47,040	282,710
ManTech International Corp. Class A (a)	16,498	527,606
Mastercard, Inc. Class A	52,585	7,864,087
Maximus, Inc.	16,744	723,676
MoneyGram International, Inc.	72,933	2,125,268
MPS Group, Inc. (a)	95,492	1,313,015
MTM Technologies, Inc. (a)	1,200	1,140
NCI, Inc. Class A (a)	6,000	90,660
New Century Equity Holdings Corp.	5,500	1,386
Perot Systems Corp. Class A (a)	75,185	1,284,160
PFSweb, Inc. (a)	13,371	12,970
Rainmaker Systems, Inc. (a)	15,480	124,614
RightNow Technologies, Inc. (a)	14,199	221,220
Safeguard Scientifics, Inc. (a)	102,664	270,006
Sapient Corp. (a)	63,204	474,030
SI International, Inc. (a)	11,360	358,408
SM&A (a)	4,117	28,737
SRA International, Inc. Class A (a)	38,343	973,529
StarTek, Inc.	4,563	47,638
Storage Engine, Inc. (a)	500	5
Sykes Enterprises, Inc. (a)	26,363	513,551
Syntel, Inc.	13,822	478,518
Technology Solutions Co. (a)	479	3,487
TechTeam Global, Inc. (a)	6,114	80,583
The BISYS Group, Inc. (a)	99,947	1,174,377
The Management Network Group, Inc. (a)	14,649	28,566
TNS, Inc.	18,791	223,049
Total System Services, Inc. (d)	31,697	1,052,023
TSR, Inc.	4,079	16,030
Tyler Technologies, Inc. (a)	26,754	324,526
VeriFone Holdings, Inc. (a)	56,497	1,956,491
WidePoint Corp. (a)	5,600	5,656
WPCS International, Inc. (a)	8,000	97,440
Wright Express Corp. (a)	32,011	1,122,626
Zanett, Inc. (a)	5,579	8,369
		86,767,276
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	61,764	2,477,354
Semiconductors & Semiconductor Equipment - 2.6%
8X8, Inc. (a)(d)	9,978	14,368
Actel Corp. (a)	31,263	436,744
Advanced Analogic Technologies, Inc. (a)	26,029	230,617
Advanced Energy Industries, Inc. (a)	32,839	805,869
AMIS Holdings, Inc. (a)	62,731	801,702
Amkor Technology, Inc. (a)	91,404	1,299,765
Amtech Systems, Inc. (a)	4,491	35,973
ANADIGICS, Inc. (a)(d)	45,575	573,789

	Shares	Value
Applied Micro Circuits Corp. (a)	243,691	$ 684,772
Asyst Technologies, Inc. (a)	35,628	255,809
Atheros Communications, Inc. (a)	45,609	1,327,678
Atmel Corp. (a)	371,674	2,077,658
ATMI, Inc. (a)	31,888	974,178
Axcelis Technologies, Inc. (a)	97,665	627,986
AXT, Inc. (a)	6,269	24,136
Brooks Automation, Inc. (a)	59,449	1,051,653
Cabot Microelectronics Corp. (a)(d)	20,422	683,320
California Micro Devices Corp. (a)	27,193	132,430
Catalyst Semiconductor, Inc. (a)	7,298	27,732
Centillium Communications, Inc. (a)	84,859	186,690
Ceva, Inc. (a)	16,486	121,996
Cirrus Logic, Inc. (a)	75,191	581,978
Cohu, Inc.	26,971	551,287
Conexant Systems, Inc. (a)(d)	419,658	541,359
Credence Systems Corp. (a)	83,523	277,296
Cree, Inc. (a)(d)	70,733	1,591,493
Cymer, Inc. (a)	33,055	1,326,828
Cypress Semiconductor Corp. (a)	120,370	2,584,344
Diodes, Inc. (a)	18,157	671,627
DSP Group, Inc. (a)	40,671	886,221
Eagle Test Systems, Inc. (a)	15,535	244,676
Electroglas, Inc. (a)	6,456	14,010
EMCORE Corp. (a)(d)	28,611	138,763
Entegris, Inc. (a)	116,636	1,341,314
ESS Technology, Inc. (a)	12,644	17,322
Exar Corp. (a)	26,161	355,528
Fairchild Semiconductor International, Inc. (a)	106,176	1,955,762
FEI Co. (a)	30,520	1,132,292
FormFactor, Inc. (a)	36,323	1,444,929
FSI International, Inc. (a)	31,373	136,473
Genesis Microchip, Inc. (a)	29,121	252,770
Hi/fn, Inc. (a)	3,346	19,875
Hittite Microwave Corp. (a)	9,875	401,419
Ibis Technology Corp. (a)	5,001	7,201
Ikanos Communications, Inc. (a)	13,860	98,960
Integrated Device Technology, Inc. (a)	164,455	2,468,470
Integrated Silicon Solution, Inc. (a)	45,730	260,204
International Rectifier Corp. (a)	62,301	2,257,165
Intersil Corp. Class A	123,570	3,719,457
Intevac, Inc. (a)	13,428	259,026
IXYS Corp. (a)	22,486	210,244
Kopin Corp. (a)	52,672	188,566
Kulicke & Soffa Industries, Inc. (a)	55,666	532,724
Lam Research Corp. (a)	121,501	6,519,744
Lattice Semiconductor Corp. (a)	91,737	483,454
Leadis Technology, Inc. (a)	36,160	131,984
Logic Devices, Inc. (a)	8,982	20,569
LogicVision, Inc. (a)	5,047	4,139
LTX Corp. (a)	55,917	327,114
Marvell Technology Group Ltd. (a)	399,705	6,283,363
Mattson Technology, Inc. (a)	40,710	401,401
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micrel, Inc.	45,500	$ 566,930
Micro Component Technology, Inc. (a)	6,643	1,860
Microchip Technology, Inc.	191,930	7,788,519
Microsemi Corp. (a)(d)	58,893	1,357,484
Microtune, Inc. (a)	62,874	321,286
Mindspeed Technologies, Inc. (a)(d)	73,473	160,171
MIPS Technologies, Inc. (a)	34,478	304,786
MKS Instruments, Inc. (a)	33,415	910,559
Monolithic Power Systems, Inc. (a)	21,668	366,623
MoSys, Inc. (a)(d)	21,647	174,473
Nanometrics, Inc. (a)	3,555	22,005
NeoMagic Corp. (a)	2,507	8,248
Netlogic Microsystems, Inc. (a)(d)	13,596	419,301
Nextest Systems Corp. (a)	6,129	75,693
NVE Corp. (a)(d)	3,977	134,502
Omnivision Technologies, Inc. (a)(d)	50,503	818,149
ON Semiconductor Corp. (a)(d)	251,320	2,699,177
PDF Solutions, Inc. (a)	15,168	149,708
Pericom Semiconductor Corp. (a)	29,067	318,574
Photronics, Inc. (a)	29,739	437,163
Pixelworks, Inc. (a)	25,246	34,587
PLX Technology, Inc. (a)	18,777	204,482
QuickLogic Corp. (a)	5,545	15,914
Rambus, Inc. (a)(d)	85,336	1,611,144
Ramtron International Corp. (a)	4,828	16,463
RF Micro Devices, Inc. (a)(d)	161,891	1,057,148
Rudolph Technologies, Inc. (a)	23,492	376,812
Semitool, Inc. (a)	27,663	274,970
Semtech Corp. (a)	60,264	1,003,396
Sigma Designs, Inc. (a)(d)	21,853	610,354
SigmaTel, Inc. (a)	51,235	169,076
Silicon Image, Inc. (a)	82,230	689,087
Silicon Laboratories, Inc. (a)	42,026	1,454,940
Silicon Storage Technology, Inc. (a)	69,338	273,885
SiRF Technology Holdings, Inc. (a)	41,016	890,047
Skyworks Solutions, Inc. (a)	137,950	978,066
Spansion, Inc. Class A (a)	73,689	801,736
SRS Labs, Inc. (a)	19,110	284,930
Standard Microsystems Corp. (a)	20,796	645,092
Supertex, Inc. (a)	11,908	399,275
Techwell, Inc.	11,794	155,917
Tegal Corp. (a)	888	4,147
Tessera Technologies, Inc. (a)	37,943	1,725,268
Transwitch Corp. (a)(d)	129,236	222,286
Trident Microsystems, Inc. (a)	51,930	1,059,372
TriQuint Semiconductor, Inc. (a)	109,672	579,068
Ultra Clean Holdings, Inc. (a)	19,832	274,078
Ultratech, Inc. (a)	14,773	197,220
Varian Semiconductor Equipment Associates, Inc. (a)	70,284	2,962,471
Veeco Instruments, Inc. (a)	26,553	481,140

	Shares	Value
Virage Logic Corp. (a)	6,362	$ 45,679
Volterra Semiconductor Corp. (a)(d)	28,282	444,593
White Electronic Designs Corp. (a)	5,571	32,535
Zilog, Inc. (a)	8,368	50,208
Zoran Corp. (a)	37,552	755,922
		90,832,735
Software - 2.5%
Activision, Inc. (a)	234,991	4,650,472
Actuate Corp. (a)	49,006	303,837
Adept Technology, Inc. (a)	1,291	9,876
Advent Software, Inc. (a)	17,829	642,735
Agile Software Corp. (a)	64,006	513,328
American Software, Inc. Class A (a)	22,733	219,601
Ansoft Corp. (a)	13,234	424,017
Ansys, Inc. (a)	29,907	1,679,577
Applix, Inc. (a)	12,674	197,081
ARI Network Services, Inc. (a)	2,620	4,716
Aspen Technology, Inc. (a)	45,691	678,968
Atari, Inc. (a)	4,056	12,574
Authentidate Holding Corp. (a)	8,307	12,710
Avatech Solutions, Inc. (a)	735	897
AXS-One, Inc. (a)	5,614	3,761
BEA Systems, Inc. (a)	334,908	4,303,568
Bitstream, Inc. Class A (a)	3,682	30,671
Blackbaud, Inc.	34,583	819,271
Blackboard, Inc. (a)	24,263	998,422
Borland Software Corp. (a)(d)	89,834	535,411
Bottomline Technologies, Inc. (a)	18,875	239,335
BSQUARE Corp. (a)	2,830	16,471
Cadence Design Systems, Inc. (a)(d)	242,473	5,506,562
Callidus Software, Inc. (a)	15,599	120,580
CAM Commerce Solutions, Inc.	1,965	54,706
Captaris, Inc. (a)	19,666	101,280
Catapult Communications Corp. (a)	20,366	206,308
CommVault Systems, Inc.	18,333	307,261
Concur Technologies, Inc. (a)	30,526	608,078
Convera Corp. Class A (a)(d)	32,212	137,223
DATATRAK International, Inc. (a)	9,664	47,257
Datawatch Corp. (a)	3,120	15,288
Digimarc Corp. (a)	26,885	253,257
Double-Take Software, Inc.	16,543	261,214
Dynamics Research Corp. (a)	2,901	37,974
ebix.com, Inc. (a)	421	15,594
Embarcadero Technologies, Inc. (a)	7,901	56,413
Epicor Software Corp. (a)	46,370	671,438
EPIQ Systems, Inc. (a)(d)	26,659	703,798
ePlus, Inc. (a)	3,612	35,181
eSpeed, Inc. Class A (a)	22,397	203,813
Evans & Sutherland Computer Corp. (a)	4,929	13,111
Evolving Systems, Inc. (a)	3,885	7,848
FactSet Research Systems, Inc.	37,100	2,368,093
Fair Isaac Corp.	53,352	2,019,373
FalconStor Software, Inc. (a)(d)	35,338	383,417
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Glu Mobile, Inc. (d)	12,704	$ 157,911
GraphOn Corp. (a)	7,300	1,241
GSE Systems, Inc. (a)	1,893	12,778
Guardian Technologies International (a)	560	448
i2 Technologies, Inc. (a)	9,321	174,862
Informatica Corp. (a)	75,017	1,144,759
Interactive Intelligence, Inc. (a)	11,678	229,823
Intervoice, Inc. (a)	30,006	236,447
Jack Henry & Associates, Inc.	73,221	1,936,695
JDA Software Group, Inc. (a)	23,714	431,358
Kronos, Inc. (a)	27,920	1,529,737
Lawson Software, Inc. (a)(d)	122,157	1,121,401
Logility, Inc. (a)	7,206	67,232
Macrovision Corp. (a)	45,410	1,269,210
Magma Design Automation, Inc. (a)	30,182	447,297
Majesco Entertainment Co. (a)	18,551	28,754
Manhattan Associates, Inc. (a)	20,433	593,783
McAfee, Inc. (a)	136,245	5,008,366
Mentor Graphics Corp. (a)	70,927	1,011,419
MICROS Systems, Inc. (a)	32,830	1,821,737
MicroStrategy, Inc. Class A (a)	8,650	898,043
Midway Games, Inc. (a)(d)	19,693	124,263
Mobius Management Systems, Inc. (a)	6,867	68,670
Moldflow Corp. (a)	8,930	197,532
MSC.Software Corp. (a)	30,185	400,253
Napster, Inc. (a)	25,066	93,998
NAVTEQ Corp. (a)	79,740	3,415,264
NetManage, Inc. (a)	1,259	6,333
NetScout Systems, Inc. (a)	30,257	244,779
NetSol Technologies, Inc. (a)	880	1,434
Nuance Communications, Inc. (a)(d)	125,040	2,091,919
Omtool Ltd. (a)	200	400
OpenTV Corp. Class A (a)	89,696	207,198
Opnet Technologies, Inc. (a)	18,393	207,289
Opsware, Inc. (a)(d)	67,147	607,680
Parametric Technology Corp. (a)	92,680	1,731,262
PASW, Inc. (a)	3,300	4,290
Peerless Systems Corp. (a)	6,456	16,205
Pegasystems, Inc.	8,702	93,547
Pervasive Software, Inc. (a)	3,743	16,469
Phoenix Technologies Ltd. (a)	29,298	240,830
Plato Learning, Inc. (a)	26,002	120,649
Progress Software Corp. (a)	38,049	1,250,290
QAD, Inc.	13,833	115,091
Quality Systems, Inc. (d)	15,811	647,460
Quest Software, Inc. (a)	41,864	720,898
Quovadx, Inc. (a)	11,829	36,788
Radiant Systems, Inc. (a)	16,141	217,258
Red Hat, Inc. (a)	165,097	4,054,782
Renaissance Learning, Inc.	1,747	20,562
Salesforce.com, Inc. (a)	78,682	3,717,725

	Shares	Value
Scientific Learning Corp. (a)	3,264	$ 20,792
SCO Group, Inc. (a)	3,511	4,248
Secure Computing Corp. (a)	54,971	418,879
Simulations Plus, Inc. (a)(d)	12,000	157,320
Smith Micro Software, Inc. (a)(d)	23,714	373,021
Solera Holdings, Inc.	18,247	322,060
Sona Mobile Holdings Corp. (a)	2,400	1,200
Sonic Foundry, Inc. (a)	10,711	25,706
Sonic Solutions, Inc. (a)	19,943	257,265
Sourcefire, Inc.	1,503	20,666
SourceForge, Inc. (a)	41,920	185,706
SPSS, Inc. (a)	15,151	666,796
StorageNetworks, Inc. (a)	29,377	0
SumTotal Systems, Inc. (a)	15,011	118,887
Sybase, Inc. (a)	72,482	1,743,917
Synchronoss Technologies, Inc.	6,875	185,969
Synopsys, Inc. (a)	126,576	3,356,796
Synplicity, Inc. (a)	6,924	44,591
Take-Two Interactive Software, Inc. (a)(d)	63,869	1,315,063
TeleCommunication Systems, Inc. Class A (a)(d)	34,846	181,548
TenFold Corp. (a)	6,737	2,627
THQ, Inc. (a)	55,963	1,908,338
TIBCO Software, Inc. (a)	179,146	1,615,897
Transaction Systems Architects, Inc. Class A (a)	31,639	1,077,308
Ultimate Software Group, Inc. (a)	23,707	670,671
Unica Corp. (a)	7,764	137,733
Vasco Data Security International, Inc. (a)	26,503	603,473
Versant Corp. (a)	308	6,376
Vertical Communications, Inc. (a)	1,066	853
Voxware, Inc. (a)	43	273
Wave Systems Corp. Class A (a)(d)	4,905	10,546
Wind River Systems, Inc. (a)	75,126	797,087
		85,458,397
TOTAL INFORMATION TECHNOLOGY		467,774,104
MATERIALS - 5.0%
Chemicals - 2.0%
A. Schulman, Inc.	23,241	562,200
ADA-ES, Inc. (a)	6,212	136,416
Airgas, Inc.	57,940	2,470,562
Albemarle Corp.	63,285	2,571,902
Altair Nanotechnologies, Inc. (a)(d)	51,810	163,720
American Pacific Corp. (a)	6,762	111,370
American Vanguard Corp. (d)	24,106	332,422
Arch Chemicals, Inc.	18,575	653,097
Balchem Corp.	14,994	264,494
Cabot Corp.	47,265	2,283,372
Calgon Carbon Corp. (a)(d)	19,943	202,023
Celanese Corp. Class A	116,558	4,241,546
CF Industries Holdings, Inc.	42,746	1,912,029
Chemtura Corp.	216,092	2,353,242
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Cytec Industries, Inc.	32,950	$ 1,958,878
Eden Bioscience Corp. (a)	3,742	3,967
Ferro Corp.	39,890	948,185
Flotek Industries, Inc. (a)(d)	5,811	302,172
FMC Corp.	30,613	2,561,084
Georgia Gulf Corp.	33,843	584,130
H.B. Fuller Co.	52,337	1,426,183
Hawkins, Inc.	5,284	78,203
Huntsman Corp.	87,846	1,756,920
ICO, Inc. (a)	24,602	214,283
Innophos Holdings, Inc.	9,200	141,312
Koppers Holdings, Inc.	17,451	561,399
Kronos Worldwide, Inc.	4,133	129,404
Landec Corp. (a)	24,673	336,293
LSB Industries, Inc. (a)(d)	12,393	255,296
Lubrizol Corp.	57,788	3,797,827
Lyondell Chemical Co.	190,502	7,080,959
Material Sciences Corp. (a)	8,000	84,960
Minerals Technologies, Inc.	17,357	1,104,079
Nalco Holding Co.	81,297	2,148,680
Nanophase Technologies Corp. (a)(d)	5,146	32,626
NewMarket Corp.	15,561	744,594
NL Industries, Inc.	2,181	23,337
Olin Corp.	60,986	1,234,357
OM Group, Inc. (a)	24,597	1,537,558
OMNOVA Solutions, Inc. (a)	52,546	294,783
Penford Corp.	12,815	244,638
Pioneer Companies, Inc. (a)	7,295	251,094
PolyOne Corp. (a)	66,589	474,780
Quaker Chemical Corp.	13,460	322,367
Rockwood Holdings, Inc. (a)	33,382	1,071,228
RPM International, Inc.	106,892	2,428,586
Sensient Technologies Corp.	36,505	950,590
Spartech Corp.	23,694	634,999
Stepan Co.	6,460	197,611
Symyx Technologies, Inc. (a)	25,975	272,478
Terra Industries, Inc. (d)	78,239	1,517,054
Terra Nitrogen Co. LP	7,339	626,604
The Mosaic Co.	125,009	4,391,566
The Scotts Miracle-Gro Co. Class A	38,243	1,760,708
Tronox, Inc. Class A	33,649	473,778
Valhi, Inc. (d)	8,061	123,898
Valspar Corp.	90,145	2,604,289
W.R. Grace & Co. (a)(d)	48,758	1,319,879
Wellman, Inc.	18,990	66,845
Westlake Chemical Corp.	17,796	499,178
Xethanol Corp. (a)(d)	28,810	40,622
Zoltek Companies, Inc. (a)(d)	18,236	686,585
		68,559,241
Construction Materials - 0.4%
Eagle Materials, Inc.	42,785	2,146,523

	Shares	Value
Florida Rock Industries, Inc.	48,670	$ 3,312,480
Headwaters, Inc. (a)(d)	38,571	760,620
Martin Marietta Materials, Inc.	39,365	6,118,896
Texas Industries, Inc.	19,776	1,720,116
U.S. Concrete, Inc. (a)	45,634	403,405
		14,462,040
Containers & Packaging - 0.7%
AEP Industries, Inc. (a)	5,838	260,608
Aptargroup, Inc.	55,624	2,089,237
Caraustar Industries, Inc. (a)	16,241	96,309
Chesapeake Corp.	13,782	184,265
Constar International, Inc. (a)	2,862	19,633
Crown Holdings, Inc. (a)	140,328	3,498,377
Graphic Packaging Corp. (a)	75,894	374,916
Greif Brothers Corp. Class A	27,460	1,528,424
MOD-PAC Corp. (sub. vtg.) (a)	1,684	16,638
Myers Industries, Inc.	23,494	520,862
Owens-Illinois, Inc.	125,974	4,283,116
Packaging Corp. of America	69,217	1,789,952
Rock-Tenn Co. Class A	30,848	1,077,212
Silgan Holdings, Inc.	19,193	1,107,820
Smurfit-Stone Container Corp.	211,010	2,728,359
Sonoco Products Co.	82,508	3,572,596
		23,148,324
Metals & Mining - 1.6%
A.M. Castle & Co.	12,246	453,102
AK Steel Holding Corp. (a)(d)	93,460	3,244,931
Allied Nevada Gold Corp. (a)	26,145	112,424
Amcol International Corp.	19,794	492,277
Brush Engineered Materials, Inc. (a)	15,090	809,579
Canyon Resources Corp. (a)	8,249	4,785
Carpenter Technology Corp.	21,489	2,848,797
Century Aluminum Co. (a)	21,355	1,203,141
Chaparral Steel Co.	35,882	2,626,562
Claymont Steel Holdings, Inc.	11,442	267,743
Cleveland-Cliffs, Inc. (d)	34,546	3,050,066
Coeur d'Alene Mines Corp. (a)(d)	244,857	883,934
Commercial Metals Co.	100,430	3,530,115
Compass Minerals International, Inc.	27,111	925,841
Friedman Industries	7,344	70,209
Gibraltar Industries, Inc.	23,536	506,965
Haynes International, Inc. (a)	6,600	585,156
Hecla Mining Co.	100,403	803,224
Idaho General Mines, Inc. (a)(d)	33,324	199,944
Kaiser Aluminum Corp. (a)	14,187	1,081,759
Meridian Gold, Inc. (a)	86,549	2,219,982
Metal Management, Inc.	22,037	1,067,032
Metalline Mining Co. (a)(d)	25,343	100,105
Mines Management, Inc. (a)(d)	11,916	48,617
NN, Inc.	18,519	232,969
Northwest Pipe Co. (a)	8,811	318,077
Olympic Steel, Inc.	5,717	191,805
Quanex Corp.	31,637	1,516,678
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	54,298	$ 3,332,268
Rock of Ages Corp. Class A (a)	600	2,982
Royal Gold, Inc. (d)	19,635	528,967
RTI International Metals, Inc. (a)	20,595	1,827,806
Ryerson Tull, Inc. (d)	22,399	849,594
Schnitzer Steel Industries, Inc. Class A	19,896	1,078,363
Southern Copper Corp. (d)	64,869	5,752,583
Steel Dynamics, Inc.	78,189	3,667,064
Steel Technologies, Inc.	9,322	279,380
Stillwater Mining Co. (a)	43,478	552,171
Synalloy Corp.	7,000	261,520
Titanium Metals Corp.	112,952	3,908,139
Universal Stainless & Alloy Products, Inc. (a)	5,512	231,339
US Energy Corp. (a)(d)	20,737	121,934
US Gold Corp. (a)(d)	39,012	209,885
Vista Gold Corp. (a)	32,930	174,588
Wheeling Pittsburgh Corp. (a)	10,561	232,342
Worthington Industries, Inc.	54,332	1,146,949
		53,553,693
Paper & Forest Products - 0.3%
Bowater, Inc.	55,226	1,148,149
Buckeye Technologies, Inc. (a)	31,272	444,688
Deltic Timber Corp.	10,156	548,018
Domtar Corp. (a)	504,866	5,503,039
Glatfelter	39,313	534,264
Louisiana-Pacific Corp.	83,904	1,720,032
MAXXAM, Inc. (a)	2,331	68,182
Neenah Paper, Inc.	16,227	710,743
Pope & Talbot, Inc. (a)(d)	18,531	77,460
Schweitzer-Mauduit International, Inc.	12,705	381,658
Wausau-Mosinee Paper Corp.	49,919	683,391
		11,819,624
TOTAL MATERIALS		171,542,922
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.6%
Alaska Communication Systems Group, Inc.	33,687	531,581
Allegiance Telecom, Inc. (a)	15,750	0
Arbinet-thexchange, Inc. (a)	25,856	161,083
Atlantic Tele-Network, Inc.	9,462	268,437
C2 Global Technologies, Inc. (a)	275	165
Cbeyond, Inc. (a)	16,205	573,333
Cincinnati Bell, Inc.	208,674	1,216,569
Cogent Communications Group, Inc. (a)	44,941	1,289,807
Consolidated Communications Holdings, Inc.	22,499	478,329

	Shares	Value
Covad Communications Group, Inc. (a)	309,064	$ 296,671
CT Communications, Inc.	14,682	460,868
D&E Communications, Inc.	5,104	83,246
eLEC Communications Corp. (a)	14,200	4,544
Eschelon Telecom, Inc. (a)	9,506	281,187
FairPoint Communications, Inc.	30,797	554,346
Fibernet Telecom Group, Inc. (a)	17,000	127,840
Fonix Corp. (a)	595	1
General Communications, Inc. Class A (a)	36,915	489,124
Global Crossing Ltd. (a)	18,477	394,669
Globalstar, Inc. (d)	16,574	181,485
HickoryTech Corp.	10,207	83,085
Hungarian Telephone & Cable Corp. (a)	3,053	61,274
IDT Corp. Class B (d)	57,439	714,541
Iowa Telecommunication Services, Inc.	22,349	502,629
Level 3 Communications, Inc. (a)(d)	934,600	5,439,372
Moscow CableCom Corp. (a)	3,275	41,462
NeuStar, Inc. Class A (a)(d)	64,761	1,881,955
North Pittsburgh Systems, Inc.	13,368	264,553
NTELOS Holding Corp.	16,508	416,332
Paetec Holding Corp. (a)	46,058	536,576
Premiere Global Services, Inc. (a)	70,557	893,957
Shenandoah Telecommunications Co.	7,394	365,264
SureWest Communications	12,202	314,324
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	123,640	2,393,670
Vonage Holdings Corp. (d)	38,962	117,276
Warwick Valley Telephone Co.	842	11,569
XETA Technologies, Inc. (a)	3,181	9,543
		21,440,667
Wireless Telecommunication Services - 1.5%
American Tower Corp. Class A (a)	365,073	15,763,852
Centennial Communications Corp. Class A (a)	17,544	178,773
Clearwire Corp. (d)	20,614	401,973
Crown Castle International Corp. (a)	191,715	7,058,946
Dobson Communications Corp. Class A (a)	136,367	1,449,581
FiberTower Corp. (a)(d)	94,661	393,790
GoAmerica, Inc. (a)	118	620
InPhonic, Inc. (a)(d)	26,942	236,012
IPCS, Inc.	11,068	384,945
LCC International, Inc. (a)	9,142	34,283
Leap Wireless International, Inc. (a)	40,892	3,494,630
Metro One Telecommunications, Inc. (a)	1,637	3,421
MetroPCS Communications, Inc.	43,000	1,533,380
NII Holdings, Inc. (a)	124,219	10,120,122
Rural Cellular Corp. Class A (a)	15,611	514,382
SBA Communications Corp. Class A (a)	78,171	2,511,634
SkyTerra Communications, Inc. (a)	1,881	15,424
SunCom Wireless Holdings, Inc. (a)	2,014	33,835
Syniverse Holdings, Inc. (a)	32,836	420,301
Telephone & Data Systems, Inc.	86,898	5,378,986
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
U.S. Cellular Corp.	12,417	$ 985,537
USA Mobility, Inc.	20,032	460,936
Wireless Facilities, Inc. (a)	21,324	34,971
		51,410,334
TOTAL TELECOMMUNICATION SERVICES		72,851,001
UTILITIES - 4.3%
Electric Utilities - 1.2%
Allete, Inc.	26,906	1,291,488
Central Vermont Public Service Corp.	4,526	164,927
Cleco Corp.	55,234	1,490,213
DPL, Inc.	92,745	2,829,650
Duquesne Light Holdings, Inc.	70,439	1,422,868
El Paso Electric Co. (a)	39,370	1,071,258
Empire District Electric Co.	26,330	621,125
Great Plains Energy, Inc.	65,567	2,040,445
Hawaiian Electric Industries, Inc.	79,439	1,946,256
IDACORP, Inc.	40,132	1,332,784
ITC Holdings Corp.	36,172	1,569,865
MGE Energy, Inc.	15,846	537,496
Northeast Utilities	132,797	4,038,357
Otter Tail Corp.	22,165	724,796
Pepco Holdings, Inc.	158,387	4,729,436
Portland General Electric Co.	25,726	754,801
Reliant Energy, Inc. (a)	291,536	7,469,152
Sierra Pacific Resources (a)	191,234	3,625,797
UIL Holdings Corp.	22,166	727,045
Unisource Energy Corp.	33,612	1,227,846
Unitil Corp.	2,839	79,776
Westar Energy, Inc.	72,267	1,915,798
		41,611,179
Gas Utilities - 1.2%
AGL Resources, Inc.	79,108	3,374,747
Amerigas Partners LP	26,217	993,886
Atmos Energy Corp.	69,825	2,261,632
Cascade Natural Gas Corp.	8,582	225,964
Chesapeake Utilities Corp. (a)	11,688	406,859
Delta Natural Gas Co., Inc.	2,782	71,080
Energen Corp.	58,121	3,424,489
EnergySouth, Inc.	12,418	606,371
Equitable Resources, Inc.	97,409	5,067,216
Ferrellgas Partners LP	32,639	814,343
Laclede Group, Inc.	16,640	518,502
National Fuel Gas Co.	61,609	2,806,906
New Jersey Resources Corp.	28,854	1,580,622
Northwest Natural Gas Co.	21,710	1,081,809
ONEOK, Inc.	84,523	4,572,694
Piedmont Natural Gas Co., Inc.	56,461	1,498,475
SEMCO Energy, Inc. (a)	45,237	349,230

	Shares	Value
South Jersey Industries, Inc.	27,137	$ 1,054,815
Southern Union Co.	91,989	3,201,217
Southwest Gas Corp.	33,823	1,290,686
Star Gas Partners LP (a)	57,420	275,616
Suburban Propane Partners LP	31,501	1,527,799
UGI Corp.	82,889	2,387,203
WGL Holdings, Inc.	41,986	1,480,846
		40,873,007
Independent Power Producers & Energy Traders - 0.6%
Black Hills Corp.	30,190	1,237,488
Environmental Power Corp. (a)	10,176	79,373
Mirant Corp. (a)	225,499	10,463,154
NRG Energy, Inc. (d)	102,802	9,035,268
Ormat Technologies, Inc.	11,248	409,427
		21,224,710
Multi-Utilities - 1.1%
Alliant Energy Corp.	98,078	4,236,970
Aquila, Inc.	357,989	1,528,613
Avista Corp.	53,083	1,243,204
CH Energy Group, Inc.	16,216	767,990
Energy East Corp.	136,380	3,296,305
Florida Public Utilities Co.	5,845	72,478
MDU Resources Group, Inc.	143,991	4,364,367
NorthWestern Energy Corp.	38,620	1,272,915
NSTAR	91,935	3,202,096
OGE Energy Corp.	91,026	3,360,680
PNM Resources, Inc.	74,765	2,206,315
Puget Energy, Inc. (d)	92,697	2,336,891
SCANA Corp.	93,604	3,967,874
Vectren Corp.	61,737	1,787,904
Wisconsin Energy Corp.	96,994	4,697,419
		38,342,021
Water Utilities - 0.2%
American States Water Co.	11,845	426,775
Aqua America, Inc. (d)	110,166	2,518,395
Artesian Resources Corp. Class A	3,763	73,830
Cadiz, Inc. (a)	14,433	323,877
California Water Service Group	15,853	590,207
Connecticut Water Service, Inc.	5,523	132,331
Middlesex Water Co.	9,279	178,157
Pure Cycle Corp. (a)	23,077	177,462
SJW Corp.	11,852	382,464
Southwest Water Co. (d)	18,750	244,125
York Water Co.	12,649	232,236
		5,279,859
TOTAL UTILITIES		147,330,776
TOTAL COMMON STOCKS (Cost $2,614,875,979)		3,326,512,272
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 4.95% to 4.99% 6/21/07 (Cost $5,982,833) (e)	$ 6,000,000	$ 5,983,992
Money Market Funds - 13.2%
	Shares
Fidelity Cash Central Fund, 5.33% (b)	78,029,379	78,029,379
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	374,226,931	374,226,931
TOTAL MONEY MARKET FUNDS (Cost $452,256,310)		452,256,310
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.08%, dated 5/31/07 due 6/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $34,000)	$ 34,005	34,000
TOTAL INVESTMENT PORTFOLIO - 110.1% (Cost $3,073,149,122)	3,784,786,574
NET OTHER ASSETS - (10.1)%	(345,905,720)
NET ASSETS - 100%	$ 3,438,880,854
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
730 Russell 1000 Mini Index Contracts	June 2007	$ 61,940,500	$ 2,924,189
32 S&P 500 E-Mini Index Contracts	June 2007	2,452,640	107,766
27 S&P 500 Index Contracts	June 2007	10,347,075	580,964
349 S&P MidCap 400 E-Mini Index Contracts	June 2007	32,027,730	1,890,823
TOTAL EQUITY INDEX CONTRACTS		$ 106,767,945	$ 5,503,742
The face value of futures purchased as a percentage of net assets - 3.1%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 25 basis points with JP Morgan Chase, Inc.	Oct. 2007	$ 3,083,208	$ 630,797
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,983,992.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,000 due 6/01/07 at 5.08%
BNP Paribas Securities Corp.	$ 6,253
Goldman, Sachs & Co.	8,354
Merrill Lynch Government Securities, Inc.	14,918
Mizuho Securities USA, Inc.	4,475
$ 34,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,270,845
Fidelity Securities Lending Cash Central Fund	1,171,781
Total	$ 2,442,626
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,081,527,273. Net unrealized appreciation aggregated $703,259,301, of which $946,711,082 related to appreciated investment securities and $243,451,781 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Intermediate
Treasury Bond Index

May 31, 2007

1.832120.101

ITB-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.0%
	Principal Amount	Value
U.S. Treasury Obligations - 99.0%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 77,477,000	$ 90,496,777
7.5% 11/15/16	90,572,000	107,992,982
8.75% 5/15/17	3,804,000	4,931,528
8.875% 8/15/17	17,590,000	23,060,771
9.125% 5/15/18	188,000	253,256
9.25% 2/15/16	5,694,000	7,432,002
10.375% 11/15/12	2,139,000	2,188,298
11.25% 2/15/15	1,464,000	2,054,862
U.S. Treasury Notes:
2.625% 3/15/09	327,000	314,201
3.625% 6/30/07	1,298,000	1,296,378
3.625% 5/15/13	2,414,000	2,263,125
3.875% 2/15/13	47,621,000	45,355,288
4% 6/15/09	1,000	983
4% 11/15/12	15,206,000	14,607,264
4% 2/15/14 (b)	90,371,000	85,915,981
4% 2/15/15	49,317,000	46,496,659
4.125% 5/15/15	91,680,000	87,045,851
4.25% 8/15/13 (b)	51,870,000	50,281,481
4.25% 11/15/13	131,000	126,732
4.25% 8/15/14	32,286,000	31,047,541
4.25% 11/15/14	376,000	361,254
4.375% 12/31/07	3,300,000	3,289,945
4.375% 8/15/12	19,546,000	19,148,982
4.5% 11/15/15	918,000	893,329
4.5% 2/15/16	13,459,000	13,094,140
4.625% 11/15/16 (b)	21,818,000	21,359,473
4.75% 5/15/14	1,953,000	1,938,657
4.875% 4/30/08	14,531,000	14,506,021
4.875% 2/15/12	1,000	1,001
6% 8/15/09	13,567,000	13,871,199
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $702,316,287)		691,625,961
Cash Equivalents - 19.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.32%, dated 5/31/07 due 6/1/07:
(Collateralized by U.S. Government Obligations) #	$ 11,728,732	$ 11,727,000
(Collateralized by U.S. Government Obligations) # (a)	121,478,949	121,461,000
TOTAL CASH EQUIVALENTS (Cost $133,188,000)		133,188,000
TOTAL INVESTMENT PORTFOLIO - 118.1% (Cost $835,504,287)		824,813,961
NET OTHER ASSETS - (18.1)%		(126,246,278)
NET ASSETS - 100%		$ 698,567,683
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$11,727,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 95,026
BNP Paribas Securities Corp.	134,803
Banc of America Securities LLC	3,942,052
Bank of America, NA	539,212
Barclays Capital, Inc.	1,044,136
Repurchase Agreement / Counterparty	Value
Citigroup Global Markets, Inc.	$ 269,606
Countrywide Securities Corp.	1,348,030
Greenwich Capital Markets, Inc.	134,803
Merrill Lynch Government Securities, Inc.	269,606
Societe Generale, New York Branch	1,011,022
UBS Securities LLC	2,696,059
WestLB AG	242,645
$ 11,727,000
$121,461,000 due 6/01/07 at 5.32%
Barclays Capital, Inc.	121,461,000
$ 121,461,000
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $834,942,349. Net unrealized depreciation aggregated $10,128,388, of which $139,122 related to appreciated investment securities and $10,267,510 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® International Index Fund

May 31, 2007

1.816029.102

SPI-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Australia - 5.8%
ABC Learning Centres Ltd. (d)	149,606	$ 893,290
AGL Energy Ltd.	171,399	2,185,939
Alinta Ltd.	218,993	2,765,726
Alumina Ltd.	474,618	3,046,175
Amcor Ltd.	389,055	2,397,137
AMP Ltd.	766,649	6,418,843
Ansell Ltd.	61,179	621,664
APN News & Media Ltd.	171,472	877,588
Aristocrat Leisure Ltd.	132,391	1,688,450
ASX Ltd.	75,086	3,022,068
Australia & New Zealand Banking Group Ltd.	758,924	18,126,024
AXA Asia Pacific Holdings Ltd.	323,208	2,061,018
Babcock & Brown Ltd.	91,398	2,434,231
BHP Billiton Ltd.	1,437,633	37,838,501
Billabong International Ltd.	62,761	962,067
BlueScope Steel Ltd.	303,354	2,781,034
Boral Ltd.	248,791	1,817,240
Brambles Ltd. (a)	619,243	6,569,302
Caltex Australia Ltd.	50,891	1,078,922
Centro Properties Group unit	316,812	2,492,495
CFS Retail Property Trust	686,533	1,370,211
Challenger Financial Services Group Ltd.	212,675	1,039,148
Coca-Cola Amatil Ltd.	227,764	1,782,485
Cochlear Ltd.	20,801	1,071,823
Coles Group Ltd.	471,935	6,460,469
Commonwealth Bank of Australia	511,239	23,455,395
Commonwealth Property Office Fund	739,384	1,022,576
Computershare Ltd.	193,461	1,800,814
CSL Ltd.	71,574	5,286,056
CSR Ltd.	320,104	954,339
DB RREEF Trust unit (a)	956,110	1,559,851
Downer EDI Ltd.	147,497	912,458
Fortescue Metals Group Ltd. (a)	45,955	1,446,190
Fosters Group Ltd.	858,959	4,524,166
Futuris Corp. Ltd.	253,256	532,724
Goodman Fielder Ltd.	407,461	860,469
Harvey Norman Holdings Ltd.	249,277	1,061,095
Iluka Resources Ltd.	128,249	636,194
ING Industrial Fund	313,251	630,388
Insurance Australia Group Ltd.	659,251	3,259,374
Investa Property Group unit	640,456	1,644,220
John Fairfax Holdings Ltd.	529,208	2,134,344
Leighton Holdings Ltd.	62,411	2,300,012
Lend Lease Corp. Ltd.	164,784	2,715,671
Lion Nathan Ltd.	124,152	939,743
Macquarie Airports unit	296,869	1,022,745
Macquarie Bank Ltd.	105,345	7,642,352
Macquarie Communications Infrastructure Group unit	206,689	1,169,088
Macquarie Goodman Group unit	543,097	3,238,314

	Shares	Value
Macquarie Infrastructure Group unit	1,019,718	$ 3,124,574
Macquarie Office Trust	907,203	1,269,697
Mirvac Group unit	371,852	1,770,708
Multiplex Group unit (a)	260,993	1,063,415
National Australia Bank Ltd.	667,225	23,428,939
Newcrest Mining Ltd.	132,476	2,413,620
OneSteel Ltd.	255,269	1,395,247
Orica Ltd.	134,436	3,473,595
Origin Energy Ltd.	395,263	2,874,019
Pacific Brands Ltd.	159,980	458,407
Paladin Resources Ltd. (a)	224,470	1,626,580
PaperlinX Ltd.	185,477	634,379
Perpetual Trustees Australia Ltd. (d)	16,217	1,095,897
Publishing & Broadcasting Ltd.	171,189	3,076,413
Qantas Airways Ltd.	364,341	1,719,855
QBE Insurance Group Ltd.	343,289	8,875,683
Rinker Group Ltd.	380,702	6,056,497
Rio Tinto Ltd. (d)	118,102	9,336,577
Santos Ltd.	270,462	3,001,374
Sonic Healthcare Ltd.	111,239	1,341,305
Stockland Corp. Ltd.:
unit	611,076	4,473,593
unit (a)	9,768	70,701
Suncorp-Metway Ltd. (d)	379,322	6,647,107
Symbion Health Ltd.	201,876	730,592
Tabcorp Holdings Ltd.	227,885	3,349,833
Tattersall's Ltd.	481,807	1,899,280
Telstra Corp. Ltd.	1,325,138	5,333,427
The GPT Group unit	874,391	3,722,012
Toll Holdings Ltd.	229,470	4,389,822
Transurban Group unit	439,500	3,053,724
Wesfarmers Ltd.	163,441	5,135,318
Westfield Group unit	620,668	11,025,433
Westpac Banking Corp.	753,693	16,265,893
Woodside Petroleum Ltd.	196,896	7,011,555
Woolworths Ltd.	502,423	11,446,405
WorleyParsons Ltd.	70,167	1,730,480
Zinifex Ltd.	187,898	2,738,696
TOTAL AUSTRALIA		349,611,080
Austria - 0.6%
Andritz AG	16,528	1,118,634
Boehler-Uddeholm AG	16,220	1,577,062
Erste Bank AG	77,441	6,074,903
Flughafen Wien AG	5,309	517,906
Immoeast AG (a)	189,887	2,856,517
IMMOFINANZ Immobilien Anlagen AG (a)	189,402	3,058,198
Mayr-Melnhof Karton AG	2,610	601,762
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	30,293	1,630,022
OMV AG	68,286	4,532,550
Raiffeisen International Bank Holding AG	13,630	2,131,090
RHI AG (a)(d)	13,772	765,327
Common Stocks - continued
	Shares	Value
Austria - continued
Telekom Austria AG	154,080	$ 4,216,936
voestalpine AG	37,044	2,689,612
Wiener Staedische Versicher AG	16,688	1,251,841
Wienerberger AG	32,577	2,459,086
TOTAL AUSTRIA		35,481,446
Belgium - 1.2%
Agfa-Gevaert NV	36,334	948,940
Barco NV	2,933	263,784
Bekaert SA	3,646	521,004
Belgacom SA	72,186	3,283,961
Cofinimmo SA	3,608	706,705
Colruyt NV	7,628	1,779,958
Compagnie Maritime Belge SA (CMB)	7,810	596,056
D'ieteren SA	798	363,464
Delhaize Group	34,057	3,245,292
Dexia SA	232,171	7,456,933
Euronav NV	12,303	456,899
Fortis	485,749	20,183,155
Fortis (strip VVPR)	1,764	71
Groupe Bruxelles Lambert SA (GBL) (d)	30,010	3,803,792
Groupe Bruxelles Lambert SA (GBL) (strip VVPR)	818	22
InBev SA	76,176	6,417,438
KBC Groupe SA	75,262	10,385,114
Mobistar SA	13,483	1,174,698
Omega Pharma SA	9,000	725,507
Solvay SA	26,050	4,158,870
UCB SA	44,345	2,592,593
Umicore SA	11,216	2,393,844
TOTAL BELGIUM		71,458,100
Bermuda - 0.1%
Frontline Ltd. (d)	25,300	1,178,832
Noble Group Ltd.	457,000	436,248
SeaDrill Ltd. (a)	98,800	1,904,474
TOTAL BERMUDA		3,519,554
Cayman Islands - 0.1%
Foxconn International Holdings Ltd. (a)	912,000	2,832,280
Hutchison Telecommunications International Ltd.	482,000	1,064,177
Kingboard Chemical Holdings Ltd.	218,500	983,573
Shui On Land Ltd.	963,000	828,753
TOTAL CAYMAN ISLANDS		5,708,783
China - 0.0%
Tencent Holdings Ltd.	310,000	1,337,892
Denmark - 0.8%
A.P. Moller - Maersk AS Series B	444	5,422,215
Bang & Olufsen AS Series B (d)	5,525	696,682
Carlsberg AS Series B	13,538	1,643,504
Codan AS	6,425	702,224

	Shares	Value
Coloplast AS Series B (d)	9,860	$ 854,998
Dampskibsselskabet TORM AS	11,000	435,195
Danisco AS (d)	21,175	1,794,086
Danske Bank AS	203,048	8,849,385
DSV de Sammensluttede Vognmaend AS	86,940	1,774,783
East Asiatic Co. Ltd.	4,341	243,500
FLS Industries	20,250	1,646,208
GN Store Nordic AS (a)(d)	68,065	793,105
H. Lundbeck AS	25,135	627,756
Jyske Bank AS (Reg.) (a)	26,900	2,060,465
NKT Holding AS	5,525	557,945
Novo Nordisk AS Series B	101,180	10,656,395
Novozymes AS Series B	19,093	2,048,838
Sydbank AS	24,300	1,319,161
Topdanmark AS (a)	6,865	1,268,713
Trygvesta AS	11,650	1,010,216
Vestas Wind Systems AS (a)	72,828	5,117,938
William Demant Holding AS (a)	12,767	1,303,120
TOTAL DENMARK		50,826,432
Finland - 1.6%
Amer Group PLC (A Shares) (d)	31,652	724,019
Cargotec Corp. (B Shares)	16,005	1,008,509
Elisa Corp. (A Shares)	67,466	1,948,115
Fortum Oyj	185,187	6,089,919
KCI Konecranes Oyj	30,250	1,274,000
Kesko Oyj	30,193	2,086,967
Kone Oyj (B Shares)	31,670	1,895,878
Metso Corp.	49,100	2,731,189
Neste Oil Oyj	55,938	2,113,508
Nokia Corp.	1,683,938	46,106,222
Nokian Tyres Ltd.	46,974	1,637,032
OKO Bank (A Shares)	53,513	1,080,066
Orion Oyj (B Shares)	30,410	752,485
Outokumpu Oyj (A Shares)	39,922	1,431,022
Rautaruukki Oyj (K Shares)	35,962	2,225,879
Sampo Oyj (A Shares)	169,283	5,355,078
Sanoma-WSOY Oyj	24,027	754,571
Stora Enso Oyj (R Shares)	236,054	4,499,189
TietoEnator Oyj (d)	39,333	1,252,723
UPM-Kymmene Corp.	211,458	5,476,762
Uponor Oyj	22,756	940,932
Wartsila Corp. (B Shares)	23,330	1,546,982
YIT-Yhtyma OY	45,387	1,581,725
TOTAL FINLAND		94,512,772
France - 9.4%
Accor SA	79,395	7,383,017
Aeroports de Paris	14,814	1,767,058
Air France KLM (Reg.)	52,140	2,662,457
Alcatel-Lucent SA	937,100	13,050,469
Alstom SA (a)	21	83
Alstom SA	44,216	7,002,542
Atos Origin SA (a)	28,531	1,756,337
Common Stocks - continued
	Shares	Value
France - continued
AXA SA	660,671	$ 28,864,716
BIC SA	8,218	609,170
BNP Paribas SA	344,451	41,796,269
Bouygues SA	81,963	7,234,717
Business Objects SA (a)	44,273	1,820,063
Cap Gemini SA	53,270	4,059,811
Carrefour SA	248,710	18,124,738
Casino Guichard Perrachon et Compagnie	18,187	1,924,440
CNP Assurances	16,806	2,251,608
Compagnie de St. Gobain	130,740	14,335,493
Credit Agricole SA	260,761	10,764,598
Dassault Systemes SA	28,376	1,722,741
Essilor International SA	41,542	4,992,147
France Telecom SA (d)	692,331	21,268,408
Gaz de France	84,406	4,238,525
Gecina SA	5,347	968,976
Groupe Danone	93,905	14,711,381
Hermes International SA	24,669	3,433,191
Icade SA	16,297	1,418,331
Imerys	10,278	1,024,771
Klepierre SA	6,533	1,265,829
L'Air Liquide SA	16,530	3,924,591
L'Air Liquide SA (a)	33,971	8,065,473
L'Oreal SA (d)	106,222	12,620,455
Lafarge SA	43,250	7,485,046
Lafarge SA (Bearer)	16,089	2,784,437
Lagardere S.C.A. (Reg.)	52,332	4,369,975
Louis Vuitton Moet Hennessy (LVMH)	99,679	11,765,276
M6 Metropole Television SA	22,899	796,792
Michelin SA (Compagnie Generale des Etablissements) Series B	58,610	7,678,071
Neopost SA	12,053	1,789,647
PagesJaunes Groupe SA	53,258	1,139,415
Pernod Ricard SA	37,885	8,323,897
Peugeot Citroen SA	63,402	5,023,939
Pinault Printemps-Redoute SA	30,033	5,482,143
Publicis Groupe SA	62,966	2,855,195
Renault SA	76,972	11,004,278
Safran SA	77,938	2,006,153
Sanofi-Aventis	418,949	40,302,894
Schneider Electric SA	92,219	13,313,109
SCOR	45,203	1,234,705
Societe Des Autoroutes Paris-Rhin-Rhone	9,693	989,398
Societe Generale Series A	146,245	28,491,770
Sodexho Alliance SA	37,063	2,799,709
Suez SA:
(France)	420,956	24,214,341
(strip VVRP) (a)	15,232	205
Technip SA	40,983	3,179,091
Television Francaise 1 SA (d)	46,712	1,661,842
Thales SA	36,485	2,232,722

	Shares	Value
Thomson SA	98,512	$ 1,900,807
Total SA:
(strip VVPR)	3,096	42
Series B	878,264	66,265,019
Unibail (Reg.)	19,618	5,629,424
Valeo SA	32,634	1,858,739
Vallourec SA	17,517	5,606,124
Veolia Environnement	117,328	9,819,557
Vinci SA	164,702	13,030,949
Vivendi Universal SA	465,452	20,279,236
Zodiac SA (d)	16,698	1,300,223
TOTAL FRANCE		561,676,575
Germany - 7.5%
Adidas-Salomon AG	85,682	5,469,330
Allianz AG (Reg.)	186,231	41,287,413
Altana AG	26,722	642,664
BASF AG	200,567	24,810,138
Bayer AG	300,561	21,604,325
Beiersdorf AG	34,038	2,446,169
Bilfinger Berger AG	17,753	1,756,213
Celesio AG	32,354	2,176,261
Commerzbank AG	250,844	12,339,846
Continental AG	51,680	7,309,142
DaimlerChrysler AG (Reg.)	374,631	34,271,244
Deutsche Bank AG	210,635	32,037,584
Deutsche Boerse AG	41,203	9,753,127
Deutsche Lufthansa AG (Reg.)	87,193	2,525,954
Deutsche Post AG	317,828	10,109,728
Deutsche Postbank AG	36,672	3,272,001
Deutsche Telekom AG (Reg.)	1,164,401	21,587,995
Douglas Holding AG	11,423	760,979
E.ON AG	256,375	42,178,815
Fresenius Medical Care AG	24,430	3,585,654
HeidelbergCement AG (strip VVPR) (a)	239	0
Heidelberger Druckmaschinen AG	23,075	1,136,378
Hochtief AG	18,047	2,091,993
Hypo Real Estate Holding AG	57,641	3,977,993
Infineon Technologies AG (a)	324,923	5,059,051
IVG Immobilien AG	33,718	1,458,622
KarstadtQuelle AG (a)(d)	33,159	1,186,815
Linde AG	46,317	5,117,869
MAN AG	50,300	7,298,737
Merck KGaA	25,020	3,292,838
Metro AG	66,933	5,413,609
MLP AG	18,470	422,489
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	88,602	16,678,657
Premiere AG (a)(d)	33,771	822,474
Puma AG	5,397	2,406,387
Rheinmetall AG	12,948	1,230,006
RWE AG	177,235	20,079,894
Salzgitter AG	18,221	3,492,485
Common Stocks - continued
	Shares	Value
Germany - continued
SAP AG	351,346	$ 16,773,258
Siemens AG (Reg.)	348,367	45,984,444
SolarWorld AG	19,182	1,752,522
Suedzucker AG (Bearer)	31,421	682,798
Thyssenkrupp AG	148,913	8,700,060
TUI AG (d)	95,072	2,584,067
Volkswagen AG (d)	68,181	10,347,461
Wincor Nixdorf AG	15,763	1,567,412
TOTAL GERMANY		449,482,901
Greece - 0.7%
Alpha Bank AE	146,194	4,630,585
Bank of Piraeus	112,689	4,306,255
Coca-Cola Hellenic Bottling Co. SA (Bearer)	50,693	2,346,423
Cosmote Mobile Telecommunications SA	56,820	1,827,254
EFG Eurobank Ergasias SA	102,537	3,645,132
Folli Follie SA	6,944	298,992
Greek Organization of Football Prognostics SA	96,398	3,683,717
Hellenic Exchanges Holding SA	27,077	727,940
Hellenic Petroleum SA	49,850	759,297
Hellenic Technodomiki Tev SA	47,248	629,388
Hellenic Telecommunication Organization SA (OTE) (a)	134,456	4,287,739
Motor Oil (HELLAS) Corinth Refineries SA	19,277	573,234
National Bank of Greece SA	155,717	9,298,720
Public Power Corp. of Greece	45,798	1,244,795
Titan Cement Co. SA (Reg.)	26,554	1,571,394
Viohalco SA	40,274	627,528
TOTAL GREECE		40,458,393
Hong Kong - 1.5%
ASM Pacific Technology Ltd.	56,829	386,451
Bank of East Asia Ltd.	566,492	3,308,173
BOC Hong Kong Holdings Ltd.	1,543,066	3,671,638
Cathay Pacific Airways Ltd.	364,327	970,475
Cheung Kong Holdings Ltd.	603,449	7,813,063
Cheung Kong Infrastructure Holdings Ltd.	206,450	733,681
CLP Holdings Ltd.	560,157	3,949,087
Esprit Holdings Ltd.	441,723	5,439,123
Giordano International Ltd.	892,194	411,331
Hang Lung Properties Ltd.	914,423	2,880,792
Hang Seng Bank Ltd.	329,601	4,588,256
Henderson Land Development Co. Ltd.	390,963	2,701,200
Hong Kong & China Gas Co. Ltd.	1,641,469	3,434,902
Hong Kong Electric Holdings Ltd.	608,676	3,145,280
Hong Kong Exchanges & Clearing Ltd.	460,698	5,141,778
Hopewell Holdings Ltd.	235,000	1,029,256
Hutchison Whampoa Ltd.	879,158	8,483,592
Hysan Development Co. Ltd.	273,932	761,258
Johnson Electric Holdings Ltd.	798,062	460,938

	Shares	Value
Kerry Properties Ltd.	205,000	$ 1,258,844
Li & Fung Ltd.	839,623	2,817,184
Link (REIT)	830,000	1,926,043
Melco International Development Ltd.	358,000	559,336
MTR Corp. Ltd.	551,613	1,345,027
New World Development Co. Ltd.	1,000,988	2,440,762
Orient Overseas International Ltd.	93,900	940,377
PCCW Ltd.	1,548,751	975,835
Shangri-La Asia Ltd.	616,842	1,603,613
Shun Tak Holdings Ltd.	310,000	419,233
Sino Land Co.	485,336	1,061,598
Sun Hung Kai Properties Ltd.	552,141	6,413,379
Swire Pacific Ltd. (A Shares)	371,384	4,180,629
Techtronic Industries Co. Ltd.	460,500	648,712
Television Broadcasts Ltd.	101,000	710,106
Tingyi (Cayman Island) Holding Corp.	548,000	636,528
Wharf Holdings Ltd.	484,965	1,959,473
Wing Hang Bank Ltd.	59,500	638,544
Yue Yuen Industrial Holdings Ltd.	233,500	771,500
TOTAL HONG KONG		90,616,997
Ireland - 0.9%
Allied Irish Banks PLC	365,606	11,048,613
Bank of Ireland	411,461	8,966,764
C&C Group PLC	121,892	2,028,826
CRH PLC	220,469	10,709,139
DCC plc (Ireland)	28,899	999,346
DEPFA BANK PLC	143,203	2,639,809
Elan Corp. PLC (a)	176,798	3,430,382
Grafton Group PLC unit	88,169	1,398,716
Greencore Group PLC	57,656	377,810
IAWS Group PLC	38,015	928,392
Independent News & Media PLC (Ireland)	227,394	1,156,567
Irish Life & Permanent PLC	121,671	3,359,420
Kerry Group PLC Class A	46,305	1,355,149
Kingspan Group PLC (Ireland)	41,840	1,246,997
Paddy Power PLC (Ireland)	25,324	755,777
Ryanair Holdings PLC (a)	197,226	1,411,808
TOTAL IRELAND		51,813,515
Italy - 3.5%
Alleanza Assicurazioni Spa	167,247	2,281,897
Arnoldo Mondadori Editore Spa	70,704	729,691
Assicurazioni Generali Spa	424,501	17,701,095
Atlantia Spa	122,589	4,131,988
Autogrill Spa	52,815	1,065,126
Banca Monte dei Paschi di Siena Spa (d)	435,700	2,960,593
Banca Popolare di Milano	177,649	2,664,769
Banco Popolare di Verona e Novara	151,918	4,613,607
Bulgari Spa	60,172	948,903
Capitalia Spa	675,695	6,982,513
Enel Spa	1,790,671	20,371,793
ENI Spa	1,066,426	37,682,163
Fiat Spa	265,775	7,610,016
Common Stocks - continued
	Shares	Value
Italy - continued
Finmeccanica Spa	124,132	$ 3,905,063
Fondiaria-Sai Spa	28,718	1,476,492
Intesa Sanpaolo Spa	3,099,610	23,647,757
Italcementi Spa	30,676	995,579
Lottomatica Spa	29,755	1,295,993
Luxottica Group Spa	62,388	2,179,837
Mediaset Spa	340,623	3,652,852
Mediobanca Spa	206,973	4,750,247
Mediolanum Spa	100,728	872,843
Parmalat Spa	637,398	2,847,403
Pirelli & C Spa	1,067,908	1,271,677
Seat Pagine Gialle Spa	1,785,156	1,134,953
Snam Rete Gas Spa (d)	400,032	2,461,477
Telecom Italia Spa	4,365,848	12,660,959
Terna Spa	552,580	2,117,556
Unicredito Italiano Spa	3,191,467	29,961,180
Unione di Banche Italiane Scpa (a)	242,063	6,940,835
TOTAL ITALY		211,916,857
Japan - 20.3%
77 Bank Ltd.	111,223	758,484
Access Co. Ltd. (a)(d)	86	313,729
ACOM Co. Ltd. (d)	30,140	1,173,803
Aderans Co. Ltd.	10,700	221,103
Advantest Corp.	61,990	2,648,492
Aeon Co. Ltd.	261,300	4,884,213
Aeon Credit Service Co. Ltd. (a)	41,400	744,935
Aeon Mall Co. Ltd.	21,000	760,907
Aiful Corp.	37,805	1,183,445
Aisin Seiki Co. Ltd.	81,000	2,735,272
Ajinomoto Co., Inc.	252,866	2,921,121
Alfresa Holdings Corp.	10,400	739,989
All Nippon Airways Co. Ltd.	250,000	963,356
Alps Electric Co. Ltd.	76,477	746,485
Amada Co. Ltd.	153,000	1,929,628
Aoyama Trading Co. Ltd.	20,300	613,787
Asahi Breweries Ltd.	166,303	2,653,524
Asahi Glass Co. Ltd.	407,677	5,429,664
Asahi Kasei Corp.	470,727	3,020,605
Asatsu-DK, Inc.	9,800	322,077
Asics Corp.	65,000	837,934
Astellas Pharma, Inc.	220,200	9,751,689
Autobacs Seven Co. Ltd.	15,000	484,348
Bank of Kyoto Ltd. (d)	104,000	1,215,085
Bank of Yokohama Ltd.	456,084	3,406,297
Benesse Corp.	25,400	742,946
Bridgestone Corp.	260,379	5,091,628
Canon Marketing Japan, Inc. (a)	44,100	889,537
Canon, Inc. (a)	437,644	25,759,727
Casio Computer Co. Ltd.	108,300	1,810,784
Central Glass Co. Ltd.	40,000	232,356
Central Japan Railway Co.	630	6,470,298

	Shares	Value
Chiba Bank Ltd.	301,674	$ 2,686,834
Chiyoda Corp.	54,000	1,087,010
Chubu Electric Power Co., Inc.	277,864	7,899,182
Chugai Pharmaceutical Co. Ltd.	106,025	2,164,753
Circle K Sunkus Co. Ltd.	11,900	206,791
Citizen Holdings Co. Ltd.	155,966	1,389,098
Coca-Cola West Japan Co. Ltd. (a)(d)	32,700	690,486
COMSYS Holdings Corp.	62,000	717,246
Credit Saison Co. Ltd.	76,852	2,203,710
CSK Holdings Corp.	32,400	1,165,985
Dai Nippon Printing Co. Ltd.	265,242	3,890,042
Daicel Chemical Industries Ltd.	150,000	969,929
Daido Steel Co. Ltd. (d)	130,000	806,425
Daifuku Co. Ltd.	40,000	519,596
Daiichi Sankyo Co. Ltd.	276,970	7,600,689
Daikin Industries Ltd.	100,994	3,692,575
Dainippon Ink & Chemicals, Inc.	239,995	879,449
Dainippon Screen Manufacturing Co. Ltd.	75,000	561,992
Daito Trust Construction Co.	32,163	1,704,473
Daiwa House Industry Co. Ltd.	226,184	3,391,552
Daiwa Securities Group, Inc.	556,985	6,411,437
Denki Kagaku Kogyo KK	172,358	781,708
Denso Corp.	201,938	7,084,671
Dentsu, Inc.	689	1,896,434
Dowa Holdings Co. Ltd.	107,168	1,032,849
E*TRADE Securities Co. Ltd. (d)	680	776,600
eAccess Ltd. (d)	368	238,863
East Japan Railway Co.	1,411	10,897,544
Ebara Corp. (d)	198,934	905,508
EDION Corp.	33,300	411,770
Eisai Co. Ltd.	108,078	5,026,058
Electric Power Development Co. Ltd.	59,180	2,679,170
Elpida Memory, Inc. (a)(d)	40,700	1,668,663
FamilyMart Co. Ltd.	30,400	774,300
Fanuc Ltd.	72,472	6,919,108
Fast Retailing Co. Ltd.	21,800	1,689,048
Fuji Electric Holdings Co. Ltd.	191,153	903,073
Fuji Soft ABC, Inc.	8,900	207,674
Fuji Television Network, Inc.	186	378,999
Fujifilm Holdings Corp.	201,105	8,327,740
Fujikura Ltd.	152,000	1,047,802
Fujitsu Ltd.	763,075	5,210,051
Fukuoka Financial Group, Inc. (a)	246,300	1,932,598
Furukawa Electric Co. Ltd.	248,790	1,375,694
Glory Ltd.	17,300	353,931
Gunma Bank Ltd.	135,663	935,184
Gunze Ltd.	62,000	359,642
Hachijuni Bank Ltd.	127,000	969,377
Hakuhodo DY Holdings, Inc.	10,980	738,856
Hankyu Department Stores, Inc.	42,000	413,409
Hankyu Hanshin Holdings, Inc.	498,200	2,853,056
Haseko Corp. (a)	394,000	1,223,663
Hikari Tsushin, Inc.	10,200	423,219
Common Stocks - continued
	Shares	Value
Japan - continued
Hino Motors Ltd. (d)	129,000	$ 728,149
Hirose Electric Co. Ltd.	10,398	1,349,835
Hiroshima Bank Ltd.	163,000	983,009
Hitachi Cable Ltd.	44,000	261,014
Hitachi Capital Corp.	11,400	191,545
Hitachi Chemical Co. Ltd.	33,200	681,949
Hitachi Construction Machinery Co. Ltd.	36,900	1,233,941
Hitachi High-Technologies Corp.	22,000	571,194
Hitachi Ltd.	1,343,271	9,911,997
Hokkaido Electric Power Co., Inc.	75,400	1,796,566
Hokuhoku Financial Group, Inc.	482,715	1,657,833
Honda Motor Co. Ltd.	644,660	22,775,839
House Foods Corp.	33,800	545,143
Hoya Corp.	170,216	5,510,238
Ibiden Co. Ltd.	56,500	3,049,914
Idemitsu Kosan Co., Ltd.	6,800	781,628
Inpex Holdings, Inc.	329	2,892,367
Isetan Co. Ltd.	86,600	1,255,846
Ishikawajima-Harima Heavy Industries Co. Ltd. (d)	533,185	1,818,025
Ito En Ltd.	29,200	957,259
Itochu Corp.	599,986	6,551,486
ITOCHU Techno-Solutions Corp.	17,200	723,556
JAFCO Co. Ltd.	13,500	591,200
Japan Airlines Corp. (a)	425,420	845,877
Japan Petroleum Exploration Co. Ltd.	4,700	335,576
Japan Prime Realty Investment Corp.	199	887,824
Japan Real Estate Investment Corp.	176	2,429,381
Japan Retail Fund Investment Corp.	132	1,355,682
Japan Steel Works Ltd.	134,000	1,915,701
Japan Tobacco, Inc.	1,853	9,652,469
JFE Holdings, Inc.	223,175	13,569,099
JGC Corp.	75,117	1,422,600
Joyo Bank Ltd.	311,941	2,006,818
Js Group Corp.	118,359	2,484,654
JSR Corp.	62,316	1,405,451
JTEKT Corp.	93,400	1,661,417
Jupiter Telecommunications Co. (a)	591	490,436
Kajima Corp.	356,317	1,452,085
Kamigumi Co. Ltd.	89,663	760,268
Kaneka Corp.	103,559	894,261
Kansai Electric Power Co., Inc.	317,336	7,978,376
Kansai Paint Co. Ltd. Osaka	83,000	683,313
Kao Corp.	207,750	5,752,342
Kawasaki Heavy Industries Ltd.	507,945	1,990,714
Kawasaki Kisen Kaisha Ltd.	208,000	2,520,746
KDDI Corp.	1,010	8,630,351
Keihin Electric Express Railway Co. Ltd. (d)	181,061	1,210,941
Keio Corp.	197,410	1,308,930
Keisei Electric Railway Co.	103,000	633,013
Keyence Corp.	14,600	3,118,889
Kikkoman Corp.	54,849	820,639

	Shares	Value
Kinden Corp.	36,000	$ 310,870
Kintetsu Corp.	728,100	2,153,611
Kirin Brewery Co. Ltd.	331,256	5,101,343
KK daVinci Advisors (a)	480	532,413
Kobe Steel Ltd.	1,119,000	3,843,086
Kokuyo Co. Ltd.	18,900	218,489
Komatsu Ltd.	370,445	9,831,052
Komori Corp.	16,000	379,920
Konami Corp.	31,600	736,061
Konica Minolta Holdings, Inc.	179,500	2,440,823
Kose Corp.	8,730	235,985
Kubota Corp.	477,864	4,000,850
Kuraray Co. Ltd.	162,986	1,773,014
Kuraya Sanseido, Inc.	69,800	1,110,285
Kurita Water Industries Ltd.	37,200	1,051,417
Kyocera Corp.	67,802	6,709,008
Kyowa Hakko Kogyo Co. Ltd.	125,000	1,251,951
Kyushu Electric Power Co., Inc.	161,170	4,369,904
Lawson, Inc.	26,116	931,258
Leopalace21 Corp.	50,900	1,714,650
Mabuchi Motor Co. Ltd.	7,321	440,307
Makita Corp.	41,400	1,721,173
Marubeni Corp.	664,244	4,644,414
Marui Co. Ltd.	125,949	1,520,163
Matsui Securities Co. Ltd. (d)	68,900	540,625
Matsumotokiyoshi Co. Ltd.	10,500	244,577
Matsushita Electric Industrial Co. Ltd.	797,073	16,913,890
Matsushita Electric Works Co. Ltd.	132,000	1,652,847
Meiji Dairies Corp.	137,000	910,632
Meiji Seika Kaisha Ltd.	114,888	527,667
Meitec Corp. (d)	12,300	353,710
Millea Holdings, Inc.	307,700	12,236,201
Minebea Co. Ltd.	129,008	744,094
Mitsubishi Chemical Holdings Corp.	455,275	3,983,797
Mitsubishi Corp.	565,102	13,766,556
Mitsubishi Electric Corp.	785,106	7,179,550
Mitsubishi Estate Co. Ltd.	482,723	14,833,490
Mitsubishi Gas Chemical Co., Inc.	138,867	1,159,222
Mitsubishi Heavy Industries Ltd.	1,343,256	8,155,996
Mitsubishi Logistics Corp.	55,000	978,350
Mitsubishi Materials Corp.	434,937	2,290,647
Mitsubishi Rayon Co. Ltd.	211,312	1,350,758
Mitsubishi UFJ Financial Group, Inc.	3,371	38,867,631
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,590	555,170
Mitsubishi UFJ Securities Co. Ltd.	91,000	1,046,751
Mitsui & Co. Ltd.	626,123	12,346,522
Mitsui Chemicals, Inc.	285,683	2,063,227
Mitsui Engineering & Shipbuilding Co.	291,000	1,520,631
Mitsui Fudosan Co. Ltd.	343,677	10,814,912
Mitsui Mining & Smelting Co. Ltd.	240,154	1,118,785
Mitsui O.S.K. Lines Ltd.	449,285	6,157,320
Mitsui Sumitomo Insurance Co. Ltd.	517,475	6,462,592
Mitsui Trust Holdings, Inc.	269,300	2,495,854
Mitsukoshi Ltd. (d)	137,376	687,388
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsumi Electric Co. Ltd.	30,600	$ 967,957
Mizuho Financial Group, Inc.	3,913	27,681,317
Murata Manufacturing Co. Ltd.	84,654	5,981,632
Namco Bandai Holdings, Inc.	78,150	1,325,937
NEC Corp.	861,951	4,390,844
Nec Electronics Corp. (a)(d)	10,100	246,048
NGK Insulators Ltd.	107,309	2,508,373
NGK Spark Plug Co. Ltd.	88,000	1,412,801
NHK Spring Co. Ltd.	37,000	345,042
Nichirei Corp.	125,860	670,095
Nidec Corp.	41,142	2,484,543
Nikko Cordial Corp.	217,563	3,003,088
Nikon Corp.	124,838	3,159,157
Nintendo Co. Ltd.	39,696	13,861,844
Nippon Building Fund, Inc.	173	2,800,181
Nippon Electric Glass Co. Ltd.	134,000	2,139,200
Nippon Express Co. Ltd.	298,546	1,783,280
Nippon Kayaku Co. Ltd.	43,000	330,334
Nippon Light Metal Co. Ltd.	257,000	679,928
Nippon Meat Packers, Inc.	90,740	1,098,930
Nippon Mining Holdings, Inc.	352,500	3,098,965
Nippon Oil Corp.	533,129	4,529,253
Nippon Paper Group, Inc.	434	1,504,790
Nippon Sheet Glass Co. Ltd.	233,000	1,095,029
Nippon Shokubai Co. Ltd.	34,000	302,539
Nippon Steel Corp.	2,431,661	17,002,248
Nippon Telegraph & Telephone Corp.	2,130	10,049,340
Nippon Yusen KK	402,578	3,714,527
Nishi-Nippon City Bank Ltd.	214,000	858,040
Nishimatsu Construction Co. Ltd. (d)	71,000	245,592
Nissan Chemical Industries Co. Ltd.	60,000	650,727
Nissan Motor Co. Ltd.	942,748	10,521,068
Nisshin Seifun Group, Inc.	70,090	723,302
Nisshin Steel Co. Ltd.	353,000	1,450,168
Nisshinbo Industries, Inc.	75,000	1,034,632
Nissin Food Products Co. Ltd.	44,323	1,598,702
Nitori Co. Ltd.	15,850	740,995
Nitto Denko Corp.	62,894	3,126,355
NOK Corp.	39,000	781,859
Nomura Holdings, Inc.	730,647	15,014,796
Nomura Real Estate Holdings, Inc.	16,100	587,331
Nomura Real Estate Office Fund, Inc.	95	1,186,427
Nomura Research Institute Ltd.	42,500	1,138,362
NSK Ltd.	204,576	2,096,017
NTN Corp.	143,611	1,187,024
NTT Data Corp.	560	2,673,240
NTT DoCoMo, Inc.	6,951	11,865,357
NTT Urban Development Co.	487	1,176,387
Obayashi Corp.	245,704	1,368,723
Obic Co. Ltd.	2,140	423,569
Odakyu Electric Railway Co. Ltd.	236,000	1,471,728
Oji Paper Co. Ltd.	311,352	1,586,051

	Shares	Value
Oki Electric Industry Co. Ltd. (d)	277,000	$ 509,802
Okuma Corp.	52,000	745,115
Okumura Holdings, Inc. (d)	49,000	243,571
Olympus Corp.	102,429	3,879,695
Omron Corp.	84,360	2,162,544
Onward Kashiyama Co. Ltd.	77,000	1,005,283
Oracle Corp. Japan	13,100	583,370
Oriental Land Co. Ltd.	22,156	1,159,590
ORIX Corp.	37,518	10,049,189
Osaka Gas Co. Ltd.	751,525	2,797,148
OSG Corp.	39,100	511,439
Otsuka Corp.	5,700	525,462
Park24 Co. Ltd.	37,700	427,459
Pioneer Corp. (d)	61,638	877,649
Promise Co. Ltd.	32,225	1,119,972
QP Corp.	20,900	195,932
Rakuten, Inc.	2,614	890,233
Resona Holdings, Inc. (d)	2,226	5,541,681
Ricoh Co. Ltd.	266,770	5,808,401
Rinnai Corp.	10,100	323,638
Rohm Co. Ltd.	42,644	3,833,090
Round One Corp. (d)	149	249,741
Ryohin Keikaku Co. Ltd.	9,700	555,493
Sanken Electric Co. Ltd.	24,000	231,304
Sankyo Co. Ltd. (Gunma)	26,500	1,140,909
Santen Pharmaceutical Co. Ltd.	26,600	670,956
Sanwa Shutter Corp.	100,000	584,997
Sanyo Electric Co. Ltd. (a)(d)	683,382	1,128,583
Sapporo Breweries Ltd. (d)	108,578	764,533
Sapporo Hokuyo Holdings, Inc.	104	1,085,203
SBI Holdings, Inc.	3,938	1,263,486
Secom Co. Ltd.	89,867	4,245,627
Sega Sammy Holdings, Inc.	69,700	1,282,787
Seiko Epson Corp.	59,600	1,723,704
Seino Holdings Co. Ltd.	71,000	696,525
Sekisui Chemical Co. Ltd.	181,293	1,358,469
Sekisui House Ltd.	218,467	3,216,604
Seven & I Holdings Co. Ltd.	338,000	9,775,368
Sharp Corp.	420,675	8,053,346
Shimachu Co. Ltd.	11,600	294,503
Shimamura Co. Ltd.	8,600	924,936
SHIMANO, Inc.	35,600	1,202,169
SHIMIZU Corp.	211,416	1,224,618
Shin-Etsu Chemical Co. Ltd.	159,562	10,697,773
Shinko Electric Industries Co.Ltd.	23,900	458,520
Shinko Securities Co. Ltd.	188,000	954,597
Shinsei Bank Ltd.	560,000	2,456,988
Shionogi & Co. Ltd.	131,091	2,251,090
Shiseido Co. Ltd.	142,950	3,071,352
Shizuoka Bank Ltd.	256,274	2,625,698
Showa Denko KK	403,336	1,448,179
Showa Shell Sekiyu KK	68,000	823,531
SMC Corp.	23,671	2,979,539
Softbank Corp. (d)	315,230	6,954,175
Common Stocks - continued
	Shares	Value
Japan - continued
Sojitz Corp.	382,000	$ 1,660,324
Sompo Japan Insurance, Inc.	324,712	4,076,575
Sony Corp.	413,285	23,846,545
Stanley Electric Co. Ltd.	48,725	1,064,896
Sumco Corp.	47,900	2,306,253
Sumitomo Bakelite Co. Ltd.	118,000	830,877
Sumitomo Chemical Co. Ltd.	644,334	4,266,972
Sumitomo Corp.	425,042	7,717,877
Sumitomo Electric Industries Ltd.	283,406	4,305,461
Sumitomo Heavy Industries Ltd.	225,822	2,566,033
Sumitomo Metal Industries Ltd.	1,660,966	8,993,317
Sumitomo Metal Mining Co. Ltd.	216,065	4,926,303
Sumitomo Mitsui Financial Group, Inc.	2,719	26,361,187
Sumitomo Osaka Cement Co. Ltd.	101,144	297,507
Sumitomo Realty & Development Co. Ltd.	150,000	5,669,214
Sumitomo Rubber Industries Ltd.	75,000	794,306
Sumitomo Titanium Corp. (d)	7,800	771,605
Sumitomo Trust & Banking Co. Ltd.	543,344	5,522,279
Suzuken Co. Ltd.	26,460	834,824
T&D Holdings, Inc.	88,400	5,977,586
Taiheiyo Cement Corp.	343,684	1,572,853
Taisei Corp.	466,594	1,537,295
Taisho Pharmaceutical Co. Ltd. (d)	54,524	1,052,760
Taiyo Nippon Sanso Corp.	98,000	799,556
Taiyo Yuden Co. Ltd. (d)	45,000	933,572
Takara Holdings, Inc. (d)	71,551	504,990
Takashimaya Co. Ltd.	108,000	1,241,410
Takeda Pharamaceutical Co. Ltd.	355,542	23,866,389
Takefuji Corp.	47,631	1,757,154
Tanabe Seiyaku Co. Ltd.	98,000	1,263,347
TDK Corp.	52,825	4,795,960
Teijin Ltd.	320,341	1,710,802
Terumo Corp.	66,412	2,597,331
The Daimaru, Inc.	102,000	1,136,406
The Goodwill Group, Inc. (d)	390	242,248
The Suruga Bank Ltd.	76,000	1,012,209
THK Co. Ltd.	59,000	1,468,819
TIS, Inc.	13,600	308,964
Tobu Railway Co. Ltd. (d)	351,297	1,581,717
Toda Corp. (d)	56,762	324,128
Toho Co. Ltd.	55,554	1,011,027
Toho Titanium Co. Ltd. (d)	13,400	540,580
Tohoku Electric Power Co., Inc.	174,590	4,045,221
Tokai Rika Co. Ltd.	28,200	732,167
Tokuyama Corp.	88,000	1,132,265
Tokyo Broadcasting System, Inc.	17,300	550,086
Tokyo Electric Power Co.	480,818	15,999,613
Tokyo Electron Ltd.	68,818	4,947,478
Tokyo Gas Co. Ltd.	867,395	4,276,042
Tokyo Seimitsu Co. Ltd.	10,300	375,746
Tokyo Steel Manufacturing Co. Ltd.	44,500	690,297
Tokyo Tatemono Co. Ltd.	119,000	1,715,923

	Shares	Value
Tokyu Corp.	415,954	$ 2,863,934
Tokyu Land Corp.	149,000	1,841,229
TonenGeneral Sekiyu KK (d)	141,856	1,440,588
Toppan Printing Co. Ltd.	248,013	2,616,455
Toray Industries, Inc.	561,883	3,794,822
Toshiba Corp.	1,173,880	8,776,853
Tosoh Corp.	176,816	905,072
Toto Ltd. (d)	101,185	909,509
Toyo Seikan Kaisha Ltd.	71,800	1,386,328
Toyo Suisan Kaisha Ltd.	45,000	854,079
Toyobo Co. Ltd.	260,000	698,546
Toyoda Gosei Co. Ltd.	16,900	483,214
Toyota Boshoku Corp.	15,200	380,905
Toyota Industries Corp.	75,286	3,408,314
Toyota Motor Corp.	1,125,151	67,936,619
Toyota Tsusho Corp.	87,100	2,146,907
Trend Micro, Inc.	39,500	1,301,413
Ube Industries Ltd.	426,605	1,300,390
Uni-Charm Corp.	21,860	1,214,145
UNY Co. Ltd.	71,000	792,195
Ushio, Inc.	44,100	914,900
USS Co. Ltd.	9,940	623,955
Wacoal Holdings Corp.	44,000	552,757
West Japan Railway Co.	664	3,087,865
Yahoo! Japan Corp.	5,995	2,053,993
Yakult Honsha Co. Ltd. (d)	37,366	896,465
Yamada Denki Co. Ltd.	34,485	3,247,047
Yamaha Corp.	69,043	1,457,896
Yamaha Motor Co. Ltd.	70,600	1,798,209
Yamato Holdings Co. Ltd.	160,232	2,326,267
Yamazaki Baking Co. Ltd.	29,000	260,431
Yaskawa Electric Corp.	112,000	1,215,611
Yokogawa Electric Corp.	86,800	1,100,422
Zeon Corp.	89,000	888,464
TOTAL JAPAN		1,211,800,924
Luxembourg - 0.1%
Acergy SA (a)	81,000	1,821,690
Oriflame Cosmetics SA unit	18,917	989,739
Stolt-Nielsen SA	12,300	377,313
TOTAL LUXEMBOURG		3,188,742
Netherlands - 3.9%
ABN-AMRO Holding NV	747,373	35,851,483
Aegon NV	586,531	12,027,511
Akzo Nobel NV	114,583	9,316,744
Arcelor Mittal Class A	324,155	19,466,122
ASML Holding NV (a)	193,131	4,976,986
Corio NV	16,941	1,477,342
Corporate Express	44,906	586,106
EADS NV	140,963	4,432,652
Fugro NV (Certificaten Van Aandelen) unit	21,132	1,238,308
Common Stocks - continued
	Shares	Value
Netherlands - continued
Hagemeyer NV	222,669	$ 1,075,608
Heineken NV (Bearer)	100,050	5,792,895
ING Groep NV (Certificaten Van Aandelen)	759,419	33,748,580
James Hardie Industries NV unit	160,636	1,234,525
Koninklijke Ahold NV (a)	657,634	8,220,425
Koninklijke KPN NV	805,919	13,674,338
Koninklijke Numico NV	70,570	3,512,403
Koninklijke Philips Electronics NV	478,538	20,299,582
Oce NV	37,860	747,836
QIAGEN NV (a)(d)	58,421	1,019,551
Randstad Holdings NV	18,510	1,507,817
Reed Elsevier NV	298,053	5,935,469
Rodamco Europe NV	23,334	3,478,795
Royal DSM NV (d)	61,819	3,071,026
SBM Offshore NV	54,462	2,013,039
STMicroelectronics NV	268,539	5,177,432
TNT NV	176,153	7,788,565
Unilever NV (Certificaten Van Aandelen)	700,063	20,883,470
Vedior NV (Certificaten Van Aandelen)	63,393	1,881,684
Wereldhave NV	9,290	1,368,392
Wolters Kluwer NV (Certificaten Van Aandelen)	117,290	3,651,945
TOTAL NETHERLANDS		235,456,631
New Zealand - 0.2%
Auckland International Airport Ltd.	339,479	670,616
Contact Energy Ltd. (d)	130,563	851,706
Fisher & Paykel Appliances Holdings Ltd.	57,025	163,509
Fisher & Paykel Healthcare Corp.	128,247	334,639
Fletcher Building Ltd.	219,029	2,095,573
Kiwi Income Property Trust	488,687	576,338
Sky City Entertainment Group Ltd.	242,931	929,344
Sky Network Television Ltd.	55,207	227,881
Telecom Corp. of New Zealand Ltd.	868,771	3,108,028
Vector Ltd.	122,841	261,678
TOTAL NEW ZEALAND		9,219,312
Norway - 0.9%
Aker Kvaerner ASA	61,700	1,514,161
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)(d)	255,600	507,318
DnB Nor ASA	272,359	3,676,133
Marine Harvest ASA (a)	1,006,000	1,114,293
Norsk Hydro ASA (d)	297,180	10,597,439
Norske Skogindustrier ASA (A Shares)	65,500	982,913
Ocean RIG ASA (a)(d)	92,700	627,909
Orkla ASA (A Shares)	361,345	6,381,117
Petroleum Geo-Services ASA (a)	70,600	1,773,546
ProSafe ASA	81,200	1,261,597
Renewable Energy Corp. AS	73,800	2,337,302
Schibsted ASA (B Shares)	22,050	1,060,307
Statoil ASA	262,278	7,164,937

	Shares	Value
Storebrand ASA (A Shares)	82,050	$ 1,292,490
TANDBERG ASA	52,650	1,187,305
Telenor ASA	315,408	6,132,120
TGS Nopec Geophysical Co. ASA (a)	43,700	923,882
Tomra Systems AS (d)	81,500	664,887
Yara International ASA	91,017	2,637,332
TOTAL NORWAY		51,836,988
Portugal - 0.4%
Banco Comercial Portugues SA (Reg.) (a)	783,673	3,975,356
Banco Espirito Santo SA (BES) (Reg.)	94,044	2,154,992
BPI-SGPS SA	153,390	1,337,433
Brisa Auto-Estradas de Portugal SA	128,810	1,714,138
Cimpor-Cimentos de Portugal SGPS SA	90,960	893,456
Energias de Portugal SA	853,385	4,857,191
Jeronimo Martins SGPS SA	115,994	697,659
Portugal Telecom SGPS SA (Reg.)	322,383	4,489,648
PT Multimedia SGPS SA (d)	47,451	775,749
Sonae Industria SGPS SA (a)	12,264	160,563
Sonae SGPS SA	351,130	1,025,245
TOTAL PORTUGAL		22,081,430
Singapore - 1.0%
Allgreen Properties Ltd.	393,000	462,519
Ascendas Real Estate Investment Trust (A-REIT)	379,100	696,506
CapitaCommercial Trust (REIT) (a)	429,000	824,649
CapitaLand Ltd.	558,000	2,955,180
CapitaMall Trust	403,000	1,069,783
Chartered Semiconductor Manufacturing Ltd. (a)	428,800	356,060
City Developments Ltd.	184,000	2,033,149
ComfortDelgro Corp. Ltd.	660,784	950,489
Cosco Corp. Singapore Ltd.	462,000	797,463
DBS Group Holdings Ltd.	471,361	7,365,738
Fraser & Neave Ltd.	338,150	1,260,228
Haw Par Corp. Ltd.	7,000	35,013
Jardine Cycle & Carriage Ltd.	55,390	499,776
Keppel Corp. Ltd.	432,000	3,078,754
Keppel Land Ltd.	191,000	1,142,666
Neptune Orient Lines Ltd.	230,000	679,721
Olam International Ltd.	218,000	470,365
Oversea-Chinese Banking Corp. Ltd.	1,057,968	6,502,272
Parkway Holdings Ltd.	298,202	822,788
SembCorp Industries Ltd.	345,130	1,241,110
SembCorp Marine Ltd.	267,000	789,068
Singapore Airlines Ltd.	227,170	2,732,962
Singapore Exchange Ltd.	338,000	1,646,409
Singapore Land Ltd.	38,000	258,394
Singapore Petroleum Co. Ltd.	25,000	85,815
Singapore Post Ltd.	815,000	634,117
Singapore Press Holdings Ltd.	623,021	1,784,192
Singapore Technologies Engineering Ltd.	662,161	1,506,633
Singapore Telecommunications Ltd.	3,037,827	6,951,776
Common Stocks - continued
	Shares	Value
Singapore - continued
SMRT Corp. Ltd.	119,000	$ 148,609
Suntec (REIT)	526,000	687,829
United Overseas Bank Ltd.	457,846	7,184,481
Uol Group Ltd.	283,984	946,954
Venture Corp. Ltd.	107,808	1,064,370
Want Want Holdings Ltd.	132,000	303,600
Wing Tai Holdings Ltd.	274,000	616,274
TOTAL SINGAPORE		60,585,712
Spain - 3.9%
Abertis Infraestructuras SA (d)	93,545	3,103,941
Acerinox SA (Reg.) (d)	77,561	1,975,577
Actividades de Construccion y Servicios SA (ACS)	96,035	6,432,566
Altadis SA (Spain)	99,835	6,743,516
Antena 3 Television SA	45,397	999,944
Azucarera Ebro Agricolas SA (a)	47,426	1,047,189
Banco Bilbao Vizcaya Argentaria SA	1,441,186	36,375,535
Banco Popular Espanol SA (Reg.)	325,443	6,515,949
Banco Santander Central Hispano SA	2,528,034	48,538,253
Cintra Concesiones de Infrastructuras de Transporte SA	85,529	1,488,030
Corporacion Mapfre SA (Reg.)	279,642	1,437,360
Endesa SA	260,010	13,965,137
Fomento Construcciones y Contratas SA (FOCSA)	19,129	1,891,818
Gas Natural SDG SA Series E	66,451	3,918,978
Gestevision Telecinco SA	32,878	968,834
Grupo Acciona SA	10,612	2,841,516
Grupo Corporacion Tecnologica SA	70,188	2,588,641
Grupo Ferrovial SA	22,706	2,412,085
Iberdrola SA (d)	350,742	20,246,264
Iberia Lineas Aereas de Espana SA	226,270	1,190,429
Inditex SA	84,507	5,334,061
Indra Sistemas SA	57,627	1,426,736
Promotora de Informaciones SA (PRISA)	43,982	997,774
Repsol YPF SA	332,084	12,184,162
Sociedad General de Aguas de Barcelona SA	19,298	714,077
Sociedad General de Aguas de Barcelona SA (New) (a)	186	6,732
Sogecable SA (a)	16,433	664,669
Telefonica SA	1,835,414	41,871,911
Union Fenosa SA	47,596	2,806,355
Vallehermoso SA (d)	37,575	2,153,815
Zardoya-Otis SA	45,951	2,176,394
Zeltia SA (a)(d)	76,948	715,443
TOTAL SPAIN		235,733,691
Sweden - 2.5%
AB Volvo (a)	38,740	118,981

	Shares	Value
AB Volvo:
(A Shares)	193,700	$ 4,129,348
(B Shares)	447,010	9,367,960
(B Shares, redemption shares) (a)	85,122	261,433
Alfa Laval AB	37,400	2,354,071
Assa Abloy AB (B Shares)	118,643	2,666,443
Atlas Copco AB:
(A Shares)	272,560	4,579,467
(A Shares) (a)	136,280	669,685
(B Shares)	156,310	2,445,538
(B Shares) (a)	78,155	384,057
Axfood AB	10,950	409,896
Billerud AB	11,700	178,401
Boliden AB	116,400	2,414,152
Boliden AB (redemption shares) (a)	116,400	171,598
Castellum AB (a)	71,000	1,038,994
D. Carnegie & Co. AB	39,790	793,620
Electrolux AB (B Shares)	102,269	2,571,894
Elekta AB (B Shares) (d)	22,794	420,864
Eniro AB	63,515	819,303
Fabege AB	65,330	845,076
Getinge AB (B Shares)	64,000	1,489,243
Hennes & Mauritz AB (H&M) (B Shares)	193,721	12,263,392
Hoganas AB (A Shares)	5,600	169,563
Holmen AB (B Shares)	23,300	1,023,739
Husqvarna AB (B Shares)	109,369	1,659,753
Kungsleden AB	53,810	857,435
Lundin Petroleum AB (a)(d)	85,200	895,844
Modern Times Group AB (MTG) (B Shares)	19,775	1,200,399
Nobia AB	52,950	656,236
Nordea Bank AB	826,273	13,614,078
OMX AB	40,400	1,305,025
Sandvik AB	423,030	7,871,875
Sandvik AB (redemption shares) (a)	423,030	155,909
SAS AB (a)	34,600	770,117
Scania AB (a)	42,804	184,048
Scania AB (B Shares)	171,216	4,206,812
Securitas AB (B Shares)	147,608	2,197,389
Securitas Direct AB (a)(d)	176,508	515,318
Securitas Systems AB	192,008	671,575
Skandinaviska Enskilda Banken AB (A Shares)	179,375	5,897,978
Skanska AB (B Shares)	160,069	3,736,281
SKF AB:
(B Shares)	157,600	3,382,536
(B Shares, redemption shares) (a)	157,600	193,613
SSAB Swedish Steel AB:
(A Shares)	62,757	2,340,139
(B Shares)	34,807	1,199,816
Svenska Cellulosa AB (SCA) (B Shares)	235,812	4,081,326
Svenska Handelsbanken AB (A Shares)	212,464	6,264,340
Swedish Match Co.	121,750	2,252,365
TELE2 AB (B Shares)	132,259	2,207,837
Common Stocks - continued
	Shares	Value
Sweden - continued
Telefonaktiebolaget LM Ericsson (B Shares)	6,076,573	$ 23,078,824
TeliaSonera AB	843,135	6,245,264
Trelleborg AB (B Shares)	31,000	985,699
Wihlborgs Fastigheter AB	15,506	333,923
TOTAL SWEDEN		150,548,472
Switzerland - 6.5%
ABB Ltd. (Reg.)	853,846	18,266,323
Adecco SA (Reg.)	55,283	4,033,262
Ciba Specialty Chemicals, Inc.	31,453	2,028,894
Clariant AG (Reg.)	92,899	1,585,359
Compagnie Financiere Richemont unit	215,125	13,235,624
Credit Suisse Group (Reg.)	458,933	34,846,783
Geberit AG (Reg.)	17,190	3,003,723
Givaudan AG	2,777	2,641,631
Holcim Ltd. (Reg.)	82,681	9,147,771
Kudelski SA (Bearer)	17,490	680,492
Kuehne & Nagel International AG	24,291	2,231,353
Kuoni Reisen Holding AG Class B (Reg.)	1,306	793,389
Logitech International SA (Reg.) (a)	79,329	2,120,464
Lonza Group AG	21,476	2,123,576
Nestle SA (Reg.)	164,512	64,126,778
Nobel Biocare Holding AG (Switzerland)	10,046	3,445,187
Novartis AG (Reg.)	956,486	53,735,383
Oc Oerlikon Corp. AG (Reg.) (a)(d)	2,670	1,438,883
Phonak Holding AG	22,105	2,111,770
PSP Swiss Property AG	21,523	1,279,394
Rieter Holding AG (Reg.)	1,918	1,059,465
Roche Holding AG (participation certificate)	288,645	53,024,087
Schindler Holding AG (participation certificate)	21,795	1,429,924
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	2,142	2,789,655
Straumann Holding AG	3,714	1,081,115
Sulzer AG (Reg.)	1,590	2,042,190
Swiss Life Holding	13,955	3,757,378
Swiss Reinsurance Co. (Reg.)	146,537	13,951,347
Swisscom AG (Reg.)	10,087	3,551,906
Syngenta AG (Switzerland)	42,924	8,093,320
The Swatch Group AG:
(Bearer)	13,205	3,784,564
(Reg.)	24,043	1,393,854
UBS AG (Reg.)	821,691	53,607,121
Zurich Financial Services AG (Reg.)	59,531	18,216,087
TOTAL SWITZERLAND		390,658,052
United Kingdom - 21.9%
3i Group plc	189,791	4,562,044
Aegis Group PLC	395,776	1,153,905
Aggreko PLC	103,051	1,154,362
Alliance Boots PLC	325,992	7,284,063

	Shares	Value
AMEC PLC	121,662	$ 1,433,300
Anglo American PLC (United Kingdom)	606,446	36,491,190
ARM Holdings PLC	510,105	1,421,586
Arriva PLC	72,986	1,049,159
AstraZeneca PLC (United Kingdom)	625,662	33,272,705
Aviva PLC	1,078,440	17,039,783
BAE Systems PLC	1,318,471	11,675,786
Balfour Beatty PLC	176,367	1,606,351
Barclays PLC	2,679,601	38,338,391
Barratt Developments PLC	114,002	2,462,648
BBA Aviation plc	149,376	842,189
Bellway PLC	54,270	1,543,048
Berkeley Group Holdings PLC unit	44,096	1,651,907
BG Group PLC	1,399,843	21,397,440
BHP Billiton PLC	975,258	23,751,433
Biffa PLC	141,286	918,267
Bovis Homes Group PLC	57,384	1,203,239
BP PLC	7,840,000	87,559,734
British Airways PLC (a)	223,330	2,078,309
British American Tobacco PLC	627,003	21,343,182
British Land Co. PLC	204,120	5,848,160
British Sky Broadcasting Group PLC (BSkyB)	487,501	6,370,663
Brixton PLC	104,690	989,792
BT Group PLC	3,402,854	22,237,651
Bunzl PLC	154,773	2,258,540
Burberry Group PLC	170,861	2,312,313
Cable & Wireless PLC	981,064	3,828,681
Cadbury Schweppes PLC	876,611	12,332,076
Capita Group PLC	272,636	4,000,061
Carnival PLC	75,620	3,929,215
Carphone Warehouse Group PLC (d)	161,800	962,694
Cattles PLC	171,925	1,406,751
Centrica PLC	1,498,457	11,370,816
Charter PLC (a)	75,783	1,550,020
Close Brothers Group PLC	44,941	840,891
Cobham PLC	377,744	1,637,974
Compass Group PLC	870,959	6,501,361
Cookson Group PLC	97,695	1,385,002
CSR PLC (a)	51,632	794,338
Daily Mail & General Trust PLC Class A	135,278	2,256,640
Davis Service Group PLC	72,669	937,408
De La Rue PLC	67,960	1,013,243
Diageo PLC	1,092,431	23,320,671
DSG International PLC	817,767	2,725,078
Electrocomponents PLC	156,889	960,655
EMAP PLC	89,658	1,555,100
EMI Group PLC	304,122	1,655,944
Enterprise Inns PLC	229,373	3,351,690
Experian Group Ltd.	410,897	5,113,326
First Choice Holidays PLC	202,863	1,433,957
FirstGroup PLC	197,041	2,703,678
FKI PLC	239,508	654,432
Friends Provident PLC	736,112	2,885,853
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Galiform PLC (a)	237,595	$ 722,122
George Wimpey PLC	177,614	2,208,523
GKN PLC	294,924	2,286,162
GlaxoSmithKline PLC	2,362,050	61,625,885
Great Portland Estates PLC	70,470	998,341
Group 4 Securicor PLC (United Kingdom)	487,455	2,120,941
Hammerson PLC	113,512	3,578,080
Hanson PLC	296,285	6,309,359
Hays PLC	523,079	1,802,112
HBOS plc	1,550,392	33,368,467
Home Retail Group	363,319	3,393,636
HSBC Holdings PLC (United Kingdom) (Reg.)	4,734,680	88,102,926
Icap PLC	183,391	1,941,753
IMI PLC	115,581	1,381,112
Imperial Chemical Industries PLC	501,724	5,380,990
Imperial Tobacco Group PLC	268,254	11,600,161
Inchcape PLC	187,424	2,059,602
InterContinental Hotel Group PLC	135,908	3,665,113
International Power PLC	619,075	5,561,925
Intertek Group PLC	54,496	985,686
Invensys PLC (a)	317,249	2,449,797
Invesco PLC	295,493	3,501,681
Investec PLC	124,144	1,699,742
ITV PLC	1,543,732	3,585,379
J Sainsbury PLC	578,509	6,391,599
Johnson Matthey PLC	82,139	2,644,449
Kelda Group PLC	139,336	2,819,548
Kesa Electricals PLC (a)	251,985	1,751,245
Kingfisher PLC	952,129	4,680,047
Land Securities Group PLC	197,241	7,599,853
Legal & General Group PLC	2,720,700	8,279,797
Liberty International PLC	103,228	2,479,268
Lloyds TSB Group PLC	2,326,402	26,486,087
LogicaCMG PLC	575,570	1,891,783
London Stock Exchange Group PLC	56,745	1,605,554
Man Group plc	715,568	8,338,013
Marks & Spencer Group PLC	661,919	9,161,091
Meggitt PLC	290,321	1,839,474
Meinl European Land Ltd. (a)	129,293	3,691,648
Michael Page International PLC	120,892	1,365,584
Misys PLC	171,736	855,194
Mitchells & Butlers PLC	166,271	2,920,151
National Express Group PLC Class L	60,703	1,459,130
National Grid PLC	1,129,936	17,517,850
Next PLC	87,901	3,844,631
Old Mutual plc	2,073,482	7,110,716
Pearson PLC	327,777	5,828,006
Persimmon PLC	126,075	3,409,925
Premier Farnell PLC	123,229	524,586
Provident Financial PLC	104,247	1,632,696
Prudential PLC	1,007,465	15,090,516

	Shares	Value
Punch Taverns Ltd.	101,401	$ 2,698,402
Rank Group PLC	158,895	634,730
Reckitt Benckiser PLC	251,460	13,672,081
Reed Elsevier PLC	498,447	6,735,763
Rentokil Initial PLC	803,537	2,732,548
Resolution PLC	290,303	3,632,736
Reuters Group PLC	524,245	6,479,668
Rexam PLC	219,383	2,332,612
Rio Tinto PLC (Reg.)	417,364	30,566,696
Rolls-Royce Group PLC	707,263	6,973,896
Royal & Sun Alliance Insurance Group PLC	1,332,206	4,175,587
Royal Bank of Scotland Group PLC	3,896,648	48,413,903
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,475,209	54,971,598
Class B	1,135,196	42,967,169
SABMiller PLC	371,131	8,832,769
Sage Group PLC	539,795	2,685,345
Schroders PLC	55,623	1,524,248
Scottish & Newcastle PLC	305,202	3,921,907
Scottish & Southern Energy PLC	335,717	10,123,680
Segro PLC	188,573	2,673,362
Serco Group PLC	225,139	2,120,776
Severn Trent PLC	88,804	2,762,319
Signet Group PLC	617,750	1,394,385
Smith & Nephew PLC	382,191	4,687,955
Smiths Group PLC	230,166	5,181,635
SSL International PLC	94,900	795,295
Stagecoach Group PLC	230,198	842,076
Stagecoach Group PLC (a)	358,085	446,675
Standard Life PLC	838,655	5,708,096
Tate & Lyle PLC	181,784	2,161,394
Taylor Woodrow PLC	224,020	2,029,285
Tesco PLC	3,253,656	29,825,180
Tomkins PLC	328,665	1,752,162
Travis Perkins PLC	38,279	1,569,661
Trinity Mirror PLC	109,981	1,251,045
Tullett Prebon PLC	85,395	836,956
Unilever PLC	492,066	15,150,712
United Business Media PLC	108,725	1,821,231
United Utilities PLC	326,206	4,983,025
Vodafone Group PLC	21,573,901	67,806,773
Whitbread PLC	84,204	3,157,751
William Hill PLC	156,477	1,958,091
Wolseley PLC	279,575	7,251,616
WPP Group plc	476,978	7,044,011
Xstrata PLC	253,478	14,564,744
Yell Group PLC	319,945	3,202,297
TOTAL UNITED KINGDOM		1,310,960,477
Common Stocks - continued
	Shares	Value
United States of America - 0.0%
Synthes, Inc.	21,051	$ 2,624,714
TOTAL COMMON STOCKS (Cost $4,508,242,898)		5,703,116,442
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.3%
Henkel KGaA	26,154	4,069,547
Porsche AG	3,343	5,939,119
ProSiebenSat.1 Media AG	29,881	1,109,696
RWE AG (non-vtg.)	16,810	1,797,734
Volkswagen AG	45,524	4,482,628
TOTAL GERMANY		17,398,724
Italy - 0.2%
Intesa Sanpaolo Spa	406,172	2,929,373
Telecom Italia Spa (Risp)	2,521,090	5,878,774
UNIPOL Assicurazioni Spa	307,293	1,063,879
TOTAL ITALY		9,872,026
United Kingdom - 0.0%
Rolls-Royce Group PLC Series B (a)	39,292,105	77,798
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,194,789)		27,348,548
Government Obligations - 0.2%
	Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 4.66% to 4.97% 6/21/07 (e) (Cost $12,963,037)	$ 13,000,000	12,965,316
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 5.33% (b)	251,200,195	251,200,195
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	146,719,475	146,719,475
TOTAL MONEY MARKET FUNDS (Cost $397,919,670)		397,919,670
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $4,939,320,394)	6,141,349,976
NET OTHER ASSETS - (2.6)%	(157,149,713)
NET ASSETS - 100%	$ 5,984,200,263
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
218 CAC 40 Index Contracts (France)	June 2007	$ 17,863,791	$ 353,547
58 DAX 100 Index Contracts (Germany)	June 2007	15,393,765	1,425,791
649 Dow Jones EURO STOXX 50 Index Contracts (Germany)	June 2007	39,401,579	2,924,648
556 FTSE 100 Index Contracts (United Kingdom)	June 2007	72,757,158	2,659,508
31 Hang Seng 100 Index Contracts (Hong Kong)	June 2007	4,107,568	30,869
36 IBEX 35 Index Contracts (Spain)	June 2007	7,427,517	238,931
20 MIB 30 Index Contracts (Italy)	June 2007	5,807,259	199,404
52 MSCI Index Contracts (Singapore)	June 2007	2,940,247	(2,657)
47 Nikkei 225 Index Contracts (Japan)	June 2007	4,220,600	309,440
414 OMX Index Contracts (Sweden)	June 2007	7,658,966	84,217
140 Share Price Index 200 Contracts (Australia)	June 2007	18,353,460	626,418
411 TOPIX 150 Index Contracts (Japan)	June 2007	59,365,543	1,526,604
TOTAL EQUITY INDEX CONTRACTS		$ 255,297,453	$ 10,376,720
The face value of futures purchased as a percentage of net assets - 4.3%
Forward Foreign Currency Contracts
	Settlement Dates	Value
Contracts to Buy
22,082,500 AUD	July 2007	$ 18,263,409	86,567
62,943,000 EUR	July 2007	84,843,906	(445,007)
36,729,000 GBP	July 2007	72,691,512	(143,795)
7,631,000,000 JPY	July 2007	63,114,933	(707,525)
52,288,000 SEK	July 2007	7,577,186	(123,283)
		$ 246,490,946	$ (1,333,042)

(Payable Amount $247,823,989)

The value of contracts to buy as a percentage of net assets - 4.1%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $12,965,316.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,810,976
Fidelity Securities Lending Cash Central Fund	607,388
Total	$ 2,418,364

Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $4,978,539,482. Net unrealized appreciation aggregated $1,162,810,494, of which $1,275,048,292 related to appreciated investment securities and $112,237,798 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing service. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Long-Term
Treasury Bond Index Fund

May 31, 2007

1.832125.101

LBX-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.7%
	Principal Amount	Value
U.S. Treasury Obligations - 98.7%
U.S. Treasury Bonds:
4.5% 2/15/36	$ 1,615,000	$ 1,486,683
4.75% 2/15/37	542,000	519,939
5.25% 2/15/29	438,000	447,444
5.375% 2/15/31	10,000	10,429
6% 2/15/26	1,082,000	1,197,639
6.125% 11/15/27	1,951,000	2,204,934
6.125% 8/15/29	2,280,000	2,594,747
6.25% 8/15/23	1,208,000	1,358,717
6.25% 5/15/30	827,000	958,674
6.375% 8/15/27	168,000	194,749
6.625% 2/15/27	252,000	299,191
6.75% 8/15/26	699,000	838,363
7.125% 2/15/23	2,374,000	2,886,823
7.25% 5/15/16	1,000	1,168
7.5% 11/15/16	37,000	44,117
7.875% 2/15/21	734,000	934,933
8% 11/15/21	712,000	922,151
8.125% 5/15/21	1,353,000	1,761,013
8.5% 2/15/20	648,000	856,372
8.75% 5/15/17	250,000	324,101
8.75% 8/15/20	537,000	726,041
8.875% 8/15/17	92,000	120,613
8.875% 2/15/19	2,026,000	2,712,466
9% 11/15/18	223,000	300,179
U.S. Treasury Notes 5.125% 5/15/16	4,000	4,062
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $24,031,671)		23,705,548
Cash Equivalents - 0.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.32%, dated 5/31/07 due 6/1/07 (Collateralized by U.S. Government Obligations) # (Cost $210,000)	$ 210,031	$ 210,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $24,241,671)		23,915,548
NET OTHER ASSETS - 0.4%		98,269
NET ASSETS - 100%		$ 24,013,817
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$210,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 1,702
BNP Paribas Securities Corp.	2,414
Banc of America Securities LLC	70,591
Bank of America, NA	9,656
Barclays Capital, Inc.	18,698
Citigroup Global Markets, Inc.	4,828
Countrywide Securities Corp.	24,140
Greenwich Capital Markets, Inc.	2,414
Merrill Lynch Government Securities, Inc.	4,828
Societe Generale, New York Branch	18,105
UBS Securities LLC	48,279
WestLB AG	4,345
$ 210,000
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $24,282,319. Net unrealized depreciation aggregated $366,771, of which $74,119 related to appreciated investment securities and $440,890 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Short-Term Treasury
Bond Index Fund

May 31, 2007

1.832122.101

STD-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.0%
	Principal Amount	Value
U.S. Treasury Obligations - 99.0%
U.S. Treasury Notes:
3% 11/15/07	$ 1,000	$ 992
3% 2/15/09	19,574,000	18,951,606
3.25% 8/15/08	3,577,000	3,502,387
3.5% 2/15/10	6,115,000	5,903,366
3.625% 7/15/09	2,944,000	2,867,871
3.875% 5/15/09	9,106,000	8,929,571
3.875% 5/15/10	34,000	33,092
4% 3/15/10	129,000	126,098
4.125% 8/15/10	237,000	231,945
4.25% 10/15/10	5,003,000	4,911,540
4.25% 1/15/11	8,869,000	8,695,088
4.5% 2/15/09	2,015,000	1,999,573
4.5% 2/28/11	1,606,000	1,586,803
4.5% 3/31/12	2,608,000	2,567,453
4.625% 8/31/11	1,243,000	1,232,318
4.625% 10/31/11	3,700,000	3,666,471
4.625% 12/31/11	1,699,000	1,682,540
4.625% 2/29/12	6,647,000	6,582,604
4.75% 11/15/08	1,000	996
4.75% 3/31/11	6,487,000	6,464,192
4.75% 1/31/12	6,870,000	6,837,793
4.875% 4/30/08	622,000	620,931
4.875% 10/31/08	23,200,000	23,156,500
4.875% 5/15/09	8,751,000	8,744,848
4.875% 4/30/11	3,049,000	3,051,381
4.875% 5/31/11	4,295,000	4,299,029
4.875% 7/31/11	289,000	289,203
5% 7/31/08	8,787,000	8,784,258
5% 2/15/11	1,000	1,006
5.125% 6/30/11	1,129,000	1,140,026
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
6% 8/15/09	$ 6,122,000	$ 6,259,267
6.5% 2/15/10	26,791,000	27,873,116
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $171,452,652)	170,993,864
NET OTHER ASSETS - 1.0%	1,644,369
NET ASSETS - 100%	$ 172,638,233
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $170,986,832. Net unrealized appreciation aggregated $7,032, of which $519,142 related to appreciated investment securities and $512,110 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Total Market Index Fund

May 31, 2007

1.816022.102

STI-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	13,201	$ 395,634
American Axle & Manufacturing Holdings, Inc.	20,860	601,185
Amerigon, Inc. (a)	19,084	315,459
ArvinMeritor, Inc.	34,609	722,636
Bandag, Inc.	4,924	249,893
BorgWarner, Inc.	23,098	1,943,928
Cooper Tire & Rubber Co.	21,555	518,829
Drew Industries, Inc. (a)	9,018	303,816
Exide Technologies (a)	54,619	429,305
Fuel Systems Solutions, Inc. (a)	1,791	29,193
GenTek, Inc. (a)	4,202	148,163
Gentex Corp.	78,892	1,400,333
Hayes Lemmerz International, Inc. (a)	19,187	109,942
Johnson Controls, Inc.	83,520	9,162,144
Lear Corp. (a)	29,957	1,068,566
Modine Manufacturing Co.	18,795	441,870
Noble International Ltd.	15,109	297,798
Proliance International, Inc. (a)	1,414	4,058
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	18,321	32,795
Sauer-Danfoss, Inc.	8,867	241,005
Spartan Motors, Inc.	5,731	201,101
Standard Motor Products, Inc.	5,058	78,652
Stoneridge, Inc. (a)	3,821	47,915
Strattec Security Corp. (a)	781	37,183
Superior Industries International, Inc.	4,538	102,468
Tenneco, Inc. (a)	20,705	675,190
The Goodyear Tire & Rubber Co. (a)(d)	70,202	2,490,065
TRW Automotive Holdings Corp. (a)	17,886	725,814
Visteon Corp. (a)	75,964	614,549
		23,389,489
Automobiles - 0.3%
Coachmen Industries, Inc.	3,894	39,991
Fleetwood Enterprises, Inc. (a)	39,400	366,814
Ford Motor Co. (d)	813,506	6,784,640
General Motors Corp.	210,421	6,310,526
Harley-Davidson, Inc.	112,462	6,870,304
Monaco Coach Corp.	5,658	87,190
National R.V. Holdings, Inc. (a)	300	477
Thor Industries, Inc.	13,911	606,241
Winnebago Industries, Inc.	10,340	320,540
		21,386,723
Distributors - 0.1%
Audiovox Corp. Class A (a)	4,180	56,137
Building Materials Holding Corp.	17,924	274,596
Core-Mark Holding Co., Inc. (a)	4,000	138,240
Genuine Parts Co.	71,510	3,669,893
Handleman Co.	10,146	71,428
Keystone Automotive Industries, Inc. (a)	13,445	555,413

	Shares	Value
LKQ Corp. (a)	29,775	$ 743,482
Source Interlink Companies, Inc. (a)	5,135	27,883
		5,537,072
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	58,083	2,786,242
Bright Horizons Family Solutions, Inc. (a)	13,407	567,652
Career Education Corp. (a)	42,107	1,468,271
Coinstar, Inc. (a)	25,148	794,425
Corinthian Colleges, Inc. (a)	57,826	844,838
CPI Corp.	2,388	189,488
DeVry, Inc.	33,317	1,119,451
Educate, Inc. (a)(d)	5,603	44,488
EVCI Career Colleges, Inc. (a)	2,100	1,701
H&R Block, Inc.	126,438	2,995,316
INVESTools, Inc. (a)	23,100	282,282
ITT Educational Services, Inc. (a)	17,021	1,926,607
Jackson Hewitt Tax Service, Inc.	14,841	448,940
Laureate Education, Inc. (a)	21,079	1,262,843
Mace Security International, Inc. (a)	1,100	2,761
Matthews International Corp. Class A	10,351	457,618
Nobel Learning Communities, Inc. (a)	1,000	15,940
Pre-Paid Legal Services, Inc. (a)	3,486	226,485
Princeton Review, Inc. (a)	17,342	113,243
Regis Corp.	14,023	559,097
Service Corp. International	120,089	1,678,844
ServiceMaster Co.	123,911	1,918,142
Sotheby's Class A (ltd. vtg.)	24,404	1,158,458
Steiner Leisure Ltd. (a)	8,837	441,143
Stewart Enterprises, Inc. Class A	64,820	501,707
Strayer Education, Inc.	6,744	844,079
Universal Technical Institute, Inc. (a)(d)	4,802	113,375
Vertrue, Inc. (a)	2,866	138,285
Weight Watchers International, Inc. (d)	17,022	888,889
		23,790,610
Hotels, Restaurants & Leisure - 1.8%
AFC Enterprises, Inc. (a)	14,058	273,709
Ambassadors Group, Inc.	12,856	440,704
American Real Estate Partners LP	3,572	333,446
Ameristar Casinos, Inc.	11,703	347,579
Applebee's International, Inc.	30,870	808,794
Bally Technologies, Inc. (a)	27,072	735,546
BJ's Restaurants, Inc. (a)	2,508	50,787
Bluegreen Corp. (a)	13,016	155,411
Bob Evans Farms, Inc.	23,966	927,484
Boyd Gaming Corp.	19,624	981,985
Brinker International, Inc.	47,837	1,528,871
Buca, Inc. (a)	4,631	17,459
Buffalo Wild Wings, Inc. (a)	5,621	481,214
Burger King Holdings, Inc.	21,364	546,918
California Pizza Kitchen, Inc. (a)	4,446	163,035
Carnival Corp. unit	181,164	9,137,912
CBRL Group, Inc.	9,381	421,582
CEC Entertainment, Inc. (a)	10,771	417,053
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Cedar Fair LP (depository unit)	19,151	$ 558,443
Champps Entertainment, Inc. (a)	1,600	7,664
Chipotle Mexican Grill, Inc. Class A (a)(d)	9,747	844,285
Choice Hotels International, Inc. (d)	13,552	546,417
Churchill Downs, Inc.	2,627	135,107
CKE Restaurants, Inc.	29,348	639,493
Darden Restaurants, Inc.	57,855	2,636,452
Denny's Corp. (a)	50,513	231,350
Domino's Pizza, Inc.	20,289	398,070
Dover Downs Gaming & Entertainment, Inc.	1,755	25,658
Dover Motorsports, Inc.	11,625	66,611
Empire Resorts, Inc. (a)(d)	15,456	114,065
Gaylord Entertainment Co. (a)	24,853	1,399,969
Great Wolf Resorts, Inc. (a)	13,290	188,319
Harrah's Entertainment, Inc.	79,299	6,776,100
Hilton Hotels Corp.	151,190	5,374,805
IHOP Corp.	14,923	867,772
International Game Technology	141,500	5,686,885
International Speedway Corp. Class A	19,173	1,004,665
Interstate Hotels & Resorts, Inc. (a)	156	959
Isle of Capri Casinos, Inc. (a)(d)	7,404	183,027
Jack in the Box, Inc. (a)	14,209	1,086,562
Krispy Kreme Doughnuts, Inc. (a)(d)	11,971	102,113
Landry's Seafood Restaurants, Inc.	4,778	139,804
Las Vegas Sands Corp. (a)	45,929	3,583,381
Life Time Fitness, Inc. (a)(d)	11,586	592,971
Littlefield Corp.	2,520	2,596
Lodgian, Inc. (a)	4,642	70,512
Lodgian, Inc.:
Class A warrants 11/25/07 (a)	2	0
Class B warrants 11/25/09 (a)	8	0
Luby's, Inc. (a)	17,000	163,880
Marcus Corp.	23,391	546,648
Marriott International, Inc. Class A	147,160	6,776,718
McCormick & Schmick's Seafood Restaurants (a)	16,005	450,541
McDonald's Corp.	518,110	26,190,461
MGM Mirage, Inc. (a)	50,942	4,051,417
Monarch Casino & Resort, Inc. (a)	5,587	152,581
Morgans Hotel Group Co. (a)	24,428	600,440
MTR Gaming Group, Inc. (a)	6,687	105,387
Multimedia Games, Inc. (a)	5,149	65,392
O'Charleys, Inc.	4,598	103,869
Orient Express Hotels Ltd. Class A	21,356	1,144,041
OSI Restaurant Partners, Inc.	27,752	1,129,506
P.F. Chang's China Bistro, Inc. (a)	10,054	389,995
Panera Bread Co. Class A (a)(d)	10,658	600,791
Papa John's International, Inc. (a)	8,359	258,711
Peet's Coffee & Tea, Inc. (a)	19,913	519,132

	Shares	Value
Penn National Gaming, Inc. (a)(d)	27,630	$ 1,476,271
Pinnacle Entertainment, Inc. (a)	30,968	947,621
Progressive Gaming International Corp. (a)(d)	38,803	223,893
Rare Hospitality International, Inc. (a)	24,553	713,019
Red Robin Gourmet Burgers, Inc. (a)	11,155	478,884
Riviera Holdings Corp. (a)	6,000	215,280
Royal Caribbean Cruises Ltd. (d)	51,176	2,225,132
Rubio's Restaurants, Inc. (a)	5,755	68,772
Ruby Tuesday, Inc.	26,983	743,921
Ruth's Chris Steak House, Inc. (a)	25,925	474,687
Scientific Games Corp. Class A (a)(d)	28,781	1,074,683
Shuffle Master, Inc. (a)(d)	8,895	171,051
Six Flags, Inc. (d)	68,118	421,650
Sonic Corp. (a)	23,999	585,096
SPEEDUS Corp. (a)	6,200	5,270
Speedway Motorsports, Inc.	7,046	284,377
Starbucks Corp. (a)	322,868	9,301,827
Starwood Hotels & Resorts Worldwide, Inc.	91,477	6,592,747
Station Casinos, Inc.	18,096	1,589,734
Steak n Shake Co. (a)	14,127	214,730
Texas Roadhouse, Inc. Class A (a)	35,698	494,417
The Cheesecake Factory, Inc. (a)(d)	33,419	943,084
Town Sports International Holdings, Inc.	15,248	306,485
Triarc Companies, Inc. Class B	38,611	596,540
Trump Entertainment Resorts, Inc. (a)(d)	19,908	320,320
Vail Resorts, Inc. (a)(d)	15,116	906,204
Wendy's International, Inc.	36,338	1,458,244
WMS Industries, Inc. (a)	9,845	417,034
Wyndham Worldwide Corp. (a)	87,360	3,249,792
Wynn Resorts Ltd. (d)	32,843	3,170,663
Yum! Brands, Inc.	113,424	7,681,073
		141,635,555
Household Durables - 0.7%
American Biltrite, Inc. (a)	400	3,680
American Greetings Corp. Class A	16,830	441,114
Avatar Holdings, Inc. (a)(d)	1,964	162,089
Bassett Furniture Industries, Inc.	2,149	30,838
Beazer Homes USA, Inc.	16,439	588,023
Black & Decker Corp.	27,033	2,552,726
Blyth, Inc.	10,848	297,669
Brookfield Homes Corp. (d)	6,161	196,598
California Coastal Communities, Inc.	6,643	116,452
Cavco Industries, Inc. (a)	896	34,621
Centex Corp.	51,369	2,484,205
Champion Enterprises, Inc. (a)(d)	29,908	340,054
Cobra Electronics Corp.	1,200	11,640
Craftmade International, Inc.	2,030	35,850
CSS Industries, Inc.	7,858	300,883
D.R. Horton, Inc.	119,138	2,784,255
Dixie Group, Inc. (a)	3,463	43,461
Dominion Homes, Inc. (a)(d)	300	1,479
Ethan Allen Interiors, Inc.	8,572	311,249
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Flexsteel Industries, Inc.	2,030	$ 28,725
Fortune Brands, Inc.	62,432	5,043,257
Furniture Brands International, Inc.	23,101	334,965
Garmin Ltd. (d)	48,871	3,143,871
Harman International Industries, Inc.	28,666	3,401,221
Helen of Troy Ltd. (a)	5,242	143,107
Hooker Furniture Corp.	15,000	371,100
Hovnanian Enterprises, Inc. Class A (d)	21,663	547,207
iRobot Corp. (a)(d)	17,599	289,680
Jarden Corp. (a)	22,219	946,974
KB Home (d)	31,940	1,465,727
Kimball International, Inc. Class B	4,777	65,206
Koss Corp.	1,552	29,876
La-Z-Boy, Inc. (d)	24,674	290,166
Leggett & Platt, Inc.	69,087	1,690,559
Lennar Corp. Class A	54,967	2,509,244
Lenox Group, Inc. (a)	2,200	16,214
Levitt Corp. Class A	2,687	25,123
Libbey, Inc.	2,019	45,266
Lifetime Brands, Inc.	300	6,318
M.D.C. Holdings, Inc.	12,004	652,297
M/I Homes, Inc.	2,766	79,605
Meritage Homes Corp. (a)(d)	7,048	244,495
MITY Enterprises, Inc. (a)	2,747	58,484
Mohawk Industries, Inc. (a)(d)	24,174	2,467,198
National Presto Industries, Inc.	1,194	72,380
Newell Rubbermaid, Inc.	115,032	3,653,416
NVR, Inc. (a)(d)	2,158	1,719,926
Orleans Homebuilders, Inc. (d)	3,981	33,002
Palm Harbor Homes, Inc. (a)(d)	5,872	93,835
Pulte Homes, Inc.	92,974	2,537,260
Rockford Corp. (a)(d)	2,500	6,275
Russ Berrie & Co., Inc. (a)	3,505	59,480
Ryland Group, Inc.	19,044	879,833
Salton, Inc. (a)(d)	1,800	3,222
Sealy Corp., Inc.	8,986	148,718
Skyline Corp.	1,539	51,002
Snap-On, Inc.	18,570	1,004,080
Standard Pacific Corp. (d)	21,077	449,362
Stanley Furniture Co., Inc.	5,015	115,295
Syntax-Brillian Corp. (a)(d)	35,013	212,179
Tarragon Corp.	4,607	47,682
Tempur-Pedic International, Inc.	32,304	819,229
The Stanley Works	32,139	2,032,149
Toll Brothers, Inc. (a)	58,927	1,728,329
TOUSA, Inc. (d)	6,176	25,260
Tupperware Brands Corp.	17,293	499,941
Universal Electronics, Inc. (a)	4,060	136,010
Virco Manufacturing Co. (a)	3,120	19,219

	Shares	Value
WCI Communities, Inc. (a)(d)	14,085	$ 294,940
Whirlpool Corp.	31,991	3,571,795
		54,846,590
Internet & Catalog Retail - 0.3%
1-800 CONTACTS, Inc. (a)	2,542	50,408
1-800-FLOWERS.com, Inc. Class A (a)	28,158	249,761
Amazon.com, Inc. (a)(d)	128,149	8,860,222
Audible, Inc. (a)	1,300	13,026
Blue Nile, Inc. (a)(d)	13,187	757,857
Bluefly, Inc. (a)	2,800	3,052
dELiA*s, Inc. (a)	3,463	27,392
Drugstore.com, Inc. (a)	8,721	22,064
Expedia, Inc. (a)(d)	107,993	2,595,072
FTD Group, Inc.	5,971	105,866
GSI Commerce, Inc. (a)	6,423	146,958
Hollywood Media Corp. (a)	1,200	5,304
IAC/InterActiveCorp (a)	96,865	3,351,529
Liberty Media Holding Corp. - Interactive Series A (a)	282,435	6,843,400
Netflix, Inc. (a)(d)	18,742	410,825
NutriSystem, Inc. (a)(d)	13,874	909,024
Overstock.com, Inc. (a)	2,976	54,818
PC Mall, Inc. (a)	500	6,140
PetMed Express, Inc. (a)	7,165	92,500
Priceline.com, Inc. (a)(d)	16,759	1,036,377
Stamps.com, Inc. (a)	4,851	66,216
Systemax, Inc. (d)	7,631	165,974
ValueVision Media, Inc. Class A (a)	6,687	74,694
		25,848,479
Leisure Equipment & Products - 0.2%
Adams Golf, Inc. (a)	400	752
Arctic Cat, Inc.	5,971	114,285
Brunswick Corp. (d)	45,316	1,560,230
Callaway Golf Co.	38,089	692,077
Eastman Kodak Co.	129,085	3,273,596
Fairchild Corp. Class A (a)	9,076	16,065
Hasbro, Inc.	65,062	2,091,743
JAKKS Pacific, Inc. (a)	19,673	516,810
Johnson Outdoors, Inc. Class A (a)	2,747	52,220
K2, Inc. (a)	20,523	313,181
Leapfrog Enterprises, Inc. Class A (a)	5,168	57,416
Marine Products Corp. (d)	13,658	110,903
MarineMax, Inc. (a)	3,071	63,815
Mattel, Inc.	156,134	4,373,313
Meade Instruments Corp. (a)	2,600	5,356
Nautilus, Inc.	6,001	77,293
Oakley, Inc.	21,558	548,004
Polaris Industries, Inc. (d)	12,951	713,471
Pool Corp. (d)	17,700	724,815
RC2 Corp. (a)	10,486	471,241
Smith & Wesson Holding Corp. (a)(d)	23,199	323,162
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Steinway Musical Instruments, Inc.	5,374	$ 207,006
Sturm Ruger & Co., Inc. (a)	42,290	586,562
		16,893,316
Media - 3.4%
4Kids Entertainment, Inc. (a)	12,821	216,803
ACME Communications, Inc. (a)	6,009	33,050
Alloy, Inc. (a)	1,732	19,676
Arbitron, Inc.	8,696	455,323
Ballantyne of Omaha, Inc. (a)	100	625
Belo Corp. Series A (a)	43,507	967,161
Cablevision Systems Corp. - NY Group Class A	93,157	3,371,352
Carmike Cinemas, Inc.	16,306	424,771
Catalina Marketing Corp.	16,828	536,813
CBS Corp. Class B	295,810	9,838,641
Charter Communications, Inc. Class A (a)	192,995	773,910
Cinemark Holdings, Inc. (a)	11,000	212,850
Citadel Broadcasting Corp.	17,473	145,026
CKX, Inc. (a)(d)	11,594	123,244
Clear Channel Communications, Inc.	193,903	7,445,875
Clear Channel Outdoor Holding, Inc. Class A (a)	9,793	284,585
Comcast Corp. Class A	1,285,075	35,223,906
Courier Corp.	2,999	120,560
Cox Radio, Inc. Class A (a)	27,951	410,321
Crown Media Holdings, Inc. Class A (a)(d)	9,666	71,915
Cumulus Media, Inc. Class A (a)(d)	14,350	134,603
Discovery Holding Co. Class A (a)	119,872	2,802,607
Dow Jones & Co., Inc.	22,633	1,206,565
DreamWorks Animation SKG, Inc. Class A (a)	21,470	641,524
E.W. Scripps Co. Class A	31,093	1,418,463
EchoStar Communications Corp. Class A (a)(d)	89,622	4,127,989
EMAK Worldwide, Inc. (a)	2,676	8,697
Emmis Communications Corp. Class A	9,275	96,367
Entercom Communications Corp. Class A	17,572	467,415
Entertainment Distribution Co., Inc. (a)	8,598	18,228
Entravision Communication Corp. Class A (a)	10,509	107,087
Fisher Communications, Inc. (a)	3,105	155,902
Gannett Co., Inc.	101,707	5,982,406
GateHouse Media, Inc.	4,884	94,505
Gemstar-TV Guide International, Inc. (a)	158,623	729,666
Getty Images, Inc. (a)	22,238	1,113,012
Gray Television, Inc.	8,695	89,298
Harris Interactive, Inc. (a)	6,269	35,044
Harte-Hanks, Inc.	18,646	489,644
Hearst-Argyle Television, Inc.	8,723	226,798
Idearc, Inc.	60,677	2,138,864
Image Entertainment, Inc. (a)	700	3,003

	Shares	Value
Insignia Systems, Inc. (a)	2,664	$ 10,363
Interactive Data Corp.	21,445	622,548
Interpublic Group of Companies, Inc.	194,653	2,287,173
ION Media Networks, Inc.	8,600	12,384
John Wiley & Sons, Inc. Class A	24,265	1,112,550
Journal Communications, Inc. Class A	22,879	314,586
Journal Register Co.	7,046	39,528
Knology, Inc. (a)(d)	33,900	630,879
Lamar Advertising Co. Class A	28,370	1,858,235
Lee Enterprises, Inc.	27,681	695,347
Liberty Global, Inc. Class A (a)	167,586	6,435,302
Liberty Media Holding Corp. - Capital Series A (a)	60,141	6,789,919
LIN TV Corp. Class A (a)	41,885	818,014
Live Nation, Inc. (a)	17,811	398,966
LodgeNet Entertainment Corp. (a)	3,536	125,457
Martha Stewart Living Omnimedia, Inc. Class A (d)	20,190	362,612
Marvel Entertainment, Inc. (a)	21,061	581,494
McGraw-Hill Companies, Inc.	153,210	10,772,195
Media General, Inc. Class A	10,393	378,825
Mediacom Communications Corp. Class A (a)	16,061	150,010
Meredith Corp.	13,869	862,790
Morningstar, Inc. (a)	7,506	358,862
National CineMedia, Inc.	15,000	428,250
Navarre Corp. (a)(d)	6,926	26,665
New Frontier Media, Inc.	5,971	52,724
News Corp. Class A	1,016,893	22,463,166
Omnicom Group, Inc.	71,869	7,567,806
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	4,445	48,228
PRIMEDIA, Inc. (a)	37,992	113,596
R.H. Donnelley Corp.	31,133	2,426,506
Radio One, Inc. Class A (a)	27,442	205,815
RCN Corp.	19,644	552,979
Regal Entertainment Group Class A	33,163	758,769
Regent Communication, Inc. (a)	7,397	25,668
Rentrak Corp. (a)	600	9,582
Saga Communications, Inc. Class A (a)	932	8,649
Salem Communications Corp. Class A	2,015	24,382
Scholastic Corp. (a)	19,342	614,495
Sinclair Broadcast Group, Inc. Class A	28,926	443,146
Sirius Satellite Radio, Inc. (a)(d)	602,100	1,764,153
Spanish Broadcasting System, Inc. Class A	8,120	38,408
Sun-Times Media Group, Inc. Class A	20,659	113,831
The DIRECTV Group, Inc. (a)	347,049	8,107,065
The McClatchy Co. Class A	22,841	632,010
The New York Times Co. Class A	64,276	1,613,970
The Walt Disney Co.	838,631	29,721,083
Time Warner Cable, Inc. (a)	69,126	2,655,130
Time Warner, Inc.	1,723,214	36,825,083
TiVo, Inc. (a)	56,834	355,213
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Tribune Co.	60,863	$ 2,023,014
Triple Crown Media, Inc. (a)	728	6,872
Valassis Communications, Inc. (a)	32,378	579,890
Viacom, Inc. Class B (non-vtg.) (a)	266,815	11,985,330
Virgin Media, Inc.	117,923	3,056,564
Warner Music Group Corp.	28,685	482,195
Washington Post Co. Class B	2,562	1,970,178
Westwood One, Inc.	61,958	499,381
World Wrestling Entertainment, Inc. Class A	7,730	135,352
XM Satellite Radio Holdings, Inc. Class A (d)	139,725	1,618,016
Young Broadcasting, Inc. Class A (a)	3,209	12,676
		258,347,973
Multiline Retail - 0.9%
99 Cents Only Stores (a)	14,698	206,360
Big Lots, Inc. (a)	49,702	1,565,613
Dillard's, Inc. Class A	23,597	856,571
Dollar General Corp.	127,266	2,754,036
Dollar Tree Stores, Inc. (a)	45,896	1,941,860
Family Dollar Stores, Inc.	60,021	2,019,707
Federated Department Stores, Inc.	223,930	8,941,525
Fred's, Inc. Class A	15,389	221,294
JCPenney Co., Inc.	82,343	6,626,965
Kohl's Corp. (a)	127,415	9,596,898
Nordstrom, Inc.	94,713	4,918,446
Retail Ventures, Inc. (a)(d)	12,266	237,838
Saks, Inc.	49,976	1,001,519
Sears Holdings Corp. (a)	40,412	7,274,968
Target Corp.	333,765	20,836,949
The Bon-Ton Stores, Inc. (d)	8,752	417,470
Tuesday Morning Corp. (d)	10,850	151,249
		69,569,268
Specialty Retail - 2.1%
A.C. Moore Arts & Crafts, Inc. (a)	3,702	84,221
Aaron Rents, Inc.	19,496	559,145
Abercrombie & Fitch Co. Class A	37,535	3,102,268
Advance Auto Parts, Inc.	41,776	1,730,362
Aeropostale, Inc. (a)	23,519	1,088,930
America's Car Mart, Inc. (a)(d)	3,150	43,029
American Eagle Outfitters, Inc.	83,477	2,253,879
AnnTaylor Stores Corp. (a)	31,235	1,220,976
Asbury Automotive Group, Inc.	15,449	421,449
AutoNation, Inc. (a)	69,170	1,530,040
AutoZone, Inc. (a)	20,052	2,579,289
Barnes & Noble, Inc.	21,341	912,755
bebe Stores, Inc.	8,695	156,336
Bed Bath & Beyond, Inc. (a)	118,594	4,822,032
Best Buy Co., Inc.	171,683	8,290,572
Big 5 Sporting Goods Corp.	8,888	224,778
Blockbuster, Inc. Class A (d)	111,889	494,549

	Shares	Value
Books-A-Million, Inc.	5,135	$ 84,573
Borders Group, Inc. (d)	40,322	898,777
Brown Shoe Co., Inc.	19,077	565,442
Build-A-Bear Workshop, Inc. (a)(d)	4,710	140,829
Cabela's, Inc. Class A (a)(d)	22,572	520,059
Cache, Inc. (a)	3,350	55,845
CarMax, Inc. (a)	95,503	2,292,072
Casual Male Retail Group, Inc. (a)	8,101	95,106
Charlotte Russe Holding, Inc. (a)	4,919	136,994
Charming Shoppes, Inc. (a)(d)	65,546	816,703
Chico's FAS, Inc. (a)	71,893	1,958,365
Christopher & Banks Corp.	21,140	399,335
Circuit City Stores, Inc.	75,396	1,211,614
Coldwater Creek, Inc. (a)	20,231	502,740
Conn's, Inc. (a)(d)	7,047	213,876
Cost Plus, Inc. (a)(d)	4,090	37,792
CSK Auto Corp. (a)	27,526	500,973
Deb Shops, Inc.	2,378	66,061
Dick's Sporting Goods, Inc. (a)(d)	13,068	726,189
Dress Barn, Inc. (a)	15,692	362,328
DSW, Inc. Class A (a)(d)	18,311	699,846
E Com Ventures, Inc. (a)	325	8,099
Eddie Bauer Holdings, Inc. (a)	33,562	461,142
Emerging Vision, Inc. (a)	3,800	950
Finish Line, Inc. Class A	30,445	389,696
Finlay Enterprises, Inc. (a)	2,985	15,671
Foot Locker, Inc.	65,237	1,431,300
Gamestop Corp. Class A (a)	54,828	2,027,539
Gap, Inc.	260,307	4,820,886
Genesco, Inc.	12,717	665,735
Group 1 Automotive, Inc.	9,792	413,222
Guess?, Inc.	29,261	1,293,336
Guitar Center, Inc. (a)	16,259	871,970
Gymboree Corp. (a)	15,021	671,439
Haverty Furniture Companies, Inc.	4,389	53,502
Hibbett Sports, Inc. (a)	11,507	321,851
Home Depot, Inc.	890,274	34,604,950
Hot Topic, Inc. (a)	8,301	91,975
J. Crew Group, Inc.	15,529	696,786
Jo-Ann Stores, Inc. (a)	16,826	569,055
Jos. A. Bank Clothiers, Inc. (a)	3,370	141,843
Kirkland's, Inc. (a)	2,250	10,733
Limited Brands, Inc.	144,967	3,805,384
Lithia Motors, Inc. Class A (sub. vtg.)	2,182	58,652
Lowe's Companies, Inc.	663,233	21,767,307
Midas, Inc. (a)	17,549	394,326
Monro Muffler Brake, Inc.	1,970	76,141
Mothers Work, Inc. (a)	1,194	44,572
Movie Gallery, Inc. (a)(d)	5,200	12,272
New York & Co., Inc. (a)	22,599	276,386
O'Reilly Automotive, Inc. (a)	52,791	2,005,530
Office Depot, Inc. (a)	115,595	4,207,658
OfficeMax, Inc.	29,630	1,330,387
Pacific Sunwear of California, Inc. (a)	22,610	449,713
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Payless ShoeSource, Inc. (a)	24,320	$ 868,710
PETsMART, Inc.	63,367	2,168,419
Pier 1 Imports, Inc. (d)	64,537	485,964
Pomeroy IT Solutions, Inc. (a)	3,416	33,101
RadioShack Corp.	58,551	1,998,931
Rent-A-Center, Inc. (a)	35,909	973,134
Restoration Hardware, Inc. (a)(d)	5,982	37,447
Rex Stores Corp. (a)	3,513	55,716
Ross Stores, Inc.	56,284	1,848,367
Sally Beauty Holdings, Inc. (a)	26,732	245,132
Select Comfort Corp. (a)(d)	29,583	536,044
Sharper Image Corp. (a)(d)	2,369	27,030
Sherwin-Williams Co.	45,881	3,103,391
Shoe Carnival, Inc. (a)	3,092	90,534
Sonic Automotive, Inc. Class A (sub. vtg.)	14,398	448,210
Sport Chalet:
Class A (a)	175	1,785
Class B (a)	25	261
Stage Stores, Inc.	23,109	482,978
Staples, Inc.	314,795	7,888,763
Stein Mart, Inc.	10,292	129,062
Talbots, Inc. (d)	11,749	255,541
The Bombay Company, Inc. (a)	3,834	2,991
The Buckle, Inc.	3,504	143,314
The Cato Corp. Class A (sub. vtg.)	6,531	142,049
The Children's Place Retail Stores, Inc. (a)	8,631	487,306
The Men's Wearhouse, Inc.	21,798	1,162,705
The Pep Boys - Manny, Moe & Jack	13,830	294,579
Tiffany & Co., Inc.	56,306	2,960,006
TJX Companies, Inc.	198,831	5,561,303
Tractor Supply Co. (a)(d)	17,278	919,362
Trans World Entertainment Corp. (a)	3,463	17,419
TravelCenters of America LLC (a)	2,983	131,103
Tween Brands, Inc. (a)	17,713	771,047
United Auto Group, Inc.	11,641	258,779
Urban Outfitters, Inc. (a)	48,297	1,283,734
West Marine, Inc. (a)	3,821	56,895
Wet Seal, Inc. Class A (a)	63,290	394,297
Williams-Sonoma, Inc.	33,184	1,124,606
Wilsons Leather Experts, Inc. (a)	3,977	5,369
Zale Corp. (a)	25,205	677,006
Zumiez, Inc. (a)(d)	15,094	582,628
		164,445,155
Textiles, Apparel & Luxury Goods - 0.5%
Ashworth, Inc. (a)	400	3,280
Carter's, Inc. (a)	18,779	509,286
Cherokee, Inc.	2,207	103,310
Coach, Inc. (a)	158,774	8,154,633
Columbia Sportswear Co.	8,418	586,987
Crocs, Inc. (a)(d)	15,850	1,289,556
Deckers Outdoor Corp. (a)	6,699	588,775

	Shares	Value
Everlast Worldwide, Inc. (a)	1,194	$ 27,641
Fossil, Inc. (a)	24,493	764,427
Hanesbrands, Inc. (a)	44,784	1,168,862
Iconix Brand Group, Inc. (a)	23,379	520,183
Jones Apparel Group, Inc.	41,640	1,240,039
K-Swiss, Inc. Class A	15,228	441,764
Kellwood Co.	9,900	285,219
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	4,067	101,675
Liz Claiborne, Inc.	43,306	1,502,285
Maidenform Brands, Inc. (a)	15,782	295,755
Movado Group, Inc.	10,191	339,666
NIKE, Inc. Class B	140,730	7,986,428
Oxford Industries, Inc.	10,105	460,081
Perry Ellis International, Inc. (a)	2,923	91,607
Phillips-Van Heusen Corp.	19,739	1,206,448
Polo Ralph Lauren Corp. Class A	25,986	2,534,415
Polymer Group, Inc.:
Class A warrants 3/4/10 (a)	6	0
Class B warrants 3/4/10 (a)	6	0
Quaker Fabric Corp. (a)	3,800	4,294
Quiksilver, Inc. (a)	56,019	790,428
Samsonite Corp.	1,446	1,764
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	13,559	435,244
Steven Madden Ltd.	4,894	159,447
Stride Rite Corp.	28,963	583,604
Superior Uniform Group, Inc.	1,000	12,850
Tarrant Apparel Group (a)	2,700	3,699
Timberland Co. Class A (a)	25,130	687,054
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	13,990	669,142
Unifi, Inc. (a)	7,247	21,813
Unifirst Corp.	6,314	263,673
VF Corp.	37,539	3,520,407
Volcom, Inc. (a)	13,377	581,900
Warnaco Group, Inc. (a)	15,983	549,655
Wolverine World Wide, Inc.	20,227	587,190
		39,074,486
TOTAL CONSUMER DISCRETIONARY		844,764,716
CONSUMER STAPLES - 7.8%
Beverages - 1.7%
Anheuser-Busch Companies, Inc.	313,837	16,740,066
Boston Beer Co., Inc. Class A (a)	10,271	393,379
Brown-Forman Corp. Class B (non-vtg.)	28,646	1,955,376
Coca-Cola Bottling Co. Consolidated	1,100	60,896
Coca-Cola Enterprises, Inc.	125,459	2,929,468
Constellation Brands, Inc. Class A (sub. vtg.)	83,048	2,018,066
Hansen Natural Corp. (a)(d)	32,985	1,312,803
Jones Soda Co. (a)(d)	17,449	328,914
Molson Coors Brewing Co. Class B	29,813	2,729,976
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
National Beverage Corp. (d)	8,950	$ 125,032
Pepsi Bottling Group, Inc.	60,586	2,119,904
PepsiAmericas, Inc.	21,668	533,466
PepsiCo, Inc.	721,855	49,324,352
The Coca-Cola Co.	924,916	49,011,299
		129,582,997
Food & Staples Retailing - 1.9%
Andersons, Inc. (d)	16,319	638,073
Arden Group, Inc. Class A	100	13,052
BJ's Wholesale Club, Inc. (a)	23,262	879,769
Casey's General Stores, Inc.	17,554	474,134
Central European Distribution Corp. (a)	8,298	286,364
Costco Wholesale Corp.	199,465	11,263,789
CVS Caremark Corp.	658,482	25,377,896
Ingles Markets, Inc. Class A	17,056	608,729
Kroger Co.	285,764	8,664,364
Longs Drug Stores Corp.	13,376	766,177
Nash-Finch Co.	2,706	127,317
Pathmark Stores, Inc. (a)	8,137	105,781
Performance Food Group Co. (a)	12,773	453,442
Pricesmart, Inc.	400	8,200
Rite Aid Corp. (d)	207,001	1,308,246
Ruddick Corp.	23,792	744,452
Safeway, Inc.	191,619	6,607,023
Smart & Final, Inc. (a)	2,557	56,280
Spartan Stores, Inc.	19,591	517,202
SUPERVALU, Inc.	84,067	4,004,952
Sysco Corp.	265,926	8,807,469
The Great Atlantic & Pacific Tea Co. (d)	5,473	188,873
The Pantry, Inc. (a)	9,194	400,491
Topps Co., Inc.	11,607	118,624
United Natural Foods, Inc. (a)	18,561	508,015
Wal-Mart Stores, Inc.	1,124,429	53,522,820
Walgreen Co.	440,615	19,884,955
Weis Markets, Inc.	5,971	256,036
Whole Foods Market, Inc. (d)	64,352	2,644,867
Wild Oats Markets, Inc. (a)	14,419	248,007
Winn-Dixie Stores, Inc. (a)(d)	22,750	712,075
		150,197,474
Food Products - 1.4%
Alico, Inc.	200	11,988
Archer-Daniels-Midland Co.	257,949	9,038,533
B&G Foods, Inc.	692	9,446
Bridgford Foods Corp. (a)	400	2,928
Bunge Ltd.	49,242	3,846,785
Campbell Soup Co.	100,363	3,984,411
Chiquita Brands International, Inc. (d)	26,914	493,603
ConAgra Foods, Inc.	220,596	5,625,198
Corn Products International, Inc.	27,466	1,126,930
Darling International, Inc. (a)	19,484	176,330

	Shares	Value
Dean Foods Co.	50,426	$ 1,651,956
Del Monte Foods Co.	73,948	891,073
Delta & Pine Land Co.	15,692	656,710
Diamond Foods, Inc.	8,240	135,713
Farmer Brothers Co.	3,606	80,234
Flowers Foods, Inc.	28,306	976,557
Fresh Del Monte Produce, Inc.	7,652	186,173
General Mills, Inc.	146,335	8,961,555
Green Mountain Coffee Roasters, Inc. (a)(d)	2,269	153,498
H.J. Heinz Co.	137,336	6,534,447
Hain Celestial Group, Inc. (a)	26,171	748,491
Hershey Co.	69,018	3,637,939
Hines Horticulture, Inc. (a)	800	872
Hormel Foods Corp.	25,711	962,877
J&J Snack Foods Corp.	8,901	350,076
John B. Sanfilippo & Son, Inc. (a)	2,965	32,793
Kellogg Co.	106,564	5,752,325
Kraft Foods, Inc. Class A	713,677	24,150,830
Lancaster Colony Corp.	10,046	440,115
Lance, Inc.	22,781	541,049
Maui Land & Pineapple, Inc. (a)	300	10,575
McCormick & Co., Inc. (non-vtg.)	44,419	1,656,385
Omega Protein Corp. (a)	7,368	64,544
Pilgrims Pride Corp. Class B	21,585	762,598
Ralcorp Holdings, Inc. (a)	10,622	617,776
Reddy Ice Holdings, Inc.	28,255	862,343
Sanderson Farms, Inc. (d)	4,078	175,313
Sara Lee Corp.	318,181	5,695,440
Seaboard Corp.	119	263,942
Seneca Foods Group Class A (a)	2,582	73,122
Smithfield Foods, Inc. (a)	62,644	2,013,378
Tasty Baking Co.	200	1,704
The J.M. Smucker Co.	24,247	1,399,052
Tootsie Roll Industries, Inc.	20,981	589,566
TreeHouse Foods, Inc. (a)	7,645	214,366
Tyson Foods, Inc. Class A	122,209	2,724,039
Wm. Wrigley Jr. Co.	96,105	5,631,753
Zapata Corp. (a)	880	6,019
		103,923,350
Household Products - 1.6%
Central Garden & Pet Co. (a)(d)	38,581	553,637
Church & Dwight Co., Inc.	25,388	1,269,654
Clorox Co.	64,902	4,357,520
Colgate-Palmolive Co.	225,916	15,127,335
Energizer Holdings, Inc. (a)	23,698	2,347,524
Kimberly-Clark Corp.	194,816	13,824,143
Oil-Dri Corp. of America	750	12,930
Procter & Gamble Co.	1,380,391	87,723,848
Spectrum Brands, Inc. (a)(d)	7,046	59,186
WD-40 Co.	17,261	575,309
		125,851,086
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.2%
Alberto-Culver Co.	26,732	$ 664,023
Avon Products, Inc.	191,990	7,370,496
Bare Escentuals, Inc.	15,747	660,587
Chattem, Inc. (a)	3,821	243,283
Elizabeth Arden, Inc. (a)	20,607	482,616
Estee Lauder Companies, Inc. Class A	51,758	2,448,153
Herbalife Ltd. (a)	12,914	519,789
Inter Parfums, Inc.	5,138	136,414
Mannatech, Inc. (d)	6,969	97,705
NBTY, Inc. (a)	24,812	1,303,374
Nu Skin Enterprises, Inc. Class A	17,056	299,162
Playtex Products, Inc. (a)	45,581	679,157
Prestige Brands Holdings, Inc. (a)	29,135	383,125
Revlon, Inc. Class A (sub. vtg.) (a)(d)	120,573	166,391
USANA Health Sciences, Inc. (a)(d)	2,496	97,044
		15,551,319
Tobacco - 1.0%
Alliance One International, Inc. (a)	60,372	580,175
Altria Group, Inc.	908,910	64,623,501
Loews Corp. - Carolina Group	45,113	3,507,536
Reynolds American, Inc.	69,794	4,539,402
Star Scientific, Inc. (a)(d)	17,410	18,106
Universal Corp.	12,506	795,006
UST, Inc.	69,408	3,705,693
Vector Group Ltd. (d)	10,468	201,928
		77,971,347
TOTAL CONSUMER STAPLES		603,077,573
ENERGY - 9.9%
Energy Equipment & Services - 2.1%
Allis-Chalmers Energy, Inc. (a)(d)	20,825	420,665
Atwood Oceanics, Inc. (a)	12,437	816,365
Baker Hughes, Inc.	139,244	11,484,845
Basic Energy Services, Inc. (a)	6,865	183,296
BJ Services Co.	126,704	3,716,228
Bristow Group, Inc. (a)	5,015	247,039
Cal Dive International, Inc. (a)(d)	3,439	53,167
Cameron International Corp. (a)	46,535	3,299,332
Carbo Ceramics, Inc. (d)	11,939	530,092
Complete Production Services, Inc. (a)	25,671	689,266
Dawson Geophysical Co. (a)	3,936	209,513
Diamond Offshore Drilling, Inc.	27,176	2,564,599
Dresser-Rand Group, Inc. (a)	34,172	1,216,523
Dril-Quip, Inc. (a)	7,709	374,041
ENSCO International, Inc.	64,942	3,933,537
FMC Technologies, Inc. (a)	27,082	2,047,399
Global Industries Ltd. (a)	39,042	925,686
GlobalSantaFe Corp.	97,082	6,630,701
Grant Prideco, Inc. (a)	55,830	3,170,586
Grey Wolf, Inc. (a)	77,719	615,534

	Shares	Value
Gulf Island Fabrication, Inc.	12,498	$ 414,059
Gulfmark Offshore, Inc. (a)	4,538	227,944
Halliburton Co.	429,395	15,436,750
Hanover Compressor Co. (a)	50,018	1,250,450
Helmerich & Payne, Inc.	42,823	1,451,271
Hercules Offshore, Inc. (a)(d)	14,339	500,861
Horizon Offshore, Inc. (a)	8,185	138,490
Hornbeck Offshore Services, Inc. (a)	5,719	228,245
Input/Output, Inc. (a)(d)	40,726	652,838
Lone Star Technologies, Inc. (a)	15,306	1,031,318
Lufkin Industries, Inc.	8,237	526,427
Matrix Service Co. (a)	7,713	197,067
Metretek Technologies, Inc. (a)	3,463	48,309
Mitcham Industries, Inc. (a)	1,791	29,856
Nabors Industries Ltd. (a)	120,887	4,223,792
NATCO Group, Inc. Class A (a)	17,884	769,191
National Oilwell Varco, Inc. (a)	75,247	7,107,079
Natural Gas Services Group, Inc. (a)	22,504	380,093
Newpark Resources, Inc. (a)	28,559	225,331
Noble Corp.	56,543	5,224,008
Oceaneering International, Inc. (a)	22,321	1,116,943
Oil States International, Inc. (a)	28,576	1,112,464
Parker Drilling Co. (a)	58,520	684,099
Patterson-UTI Energy, Inc.	69,949	1,848,053
PHI, Inc. (non-vtg.) (a)	17,859	508,982
Pioneer Drilling Co. (a)	14,330	220,825
Pride International, Inc. (a)	62,674	2,256,891
Rowan Companies, Inc.	41,671	1,645,171
RPC, Inc.	19,909	338,055
Schlumberger Ltd. (NY Shares)	507,739	39,537,636
SEACOR Holdings, Inc. (a)	8,153	754,071
Smith International, Inc.	84,421	4,686,210
Superior Energy Services, Inc. (a)	37,463	1,504,514
Superior Well Services, Inc. (a)	13,630	353,290
T-3 Energy Services, Inc. (a)	10	292
TETRA Technologies, Inc. (a)	38,187	1,066,563
Tidewater, Inc.	25,168	1,661,088
TODCO (a)	27,687	1,369,399
Transocean, Inc. (a)	127,314	12,507,327
Trico Marine Services, Inc. (a)	3,463	145,827
Union Drilling, Inc. (a)	1,488	22,692
Unit Corp. (a)	20,822	1,282,843
Universal Compression Holdings, Inc. (a)	13,818	1,026,816
W-H Energy Services, Inc. (a)	11,825	754,435
Weatherford International Ltd. (a)	147,137	7,995,425
		167,591,704
Oil, Gas & Consumable Fuels - 7.8%
Alliance Resource Partners LP	12,763	560,168
Alon USA Energy, Inc.	5,971	237,228
Alpha Natural Resources, Inc. (a)	34,417	663,216
Anadarko Petroleum Corp.	197,278	9,794,853
Apache Corp.	141,049	11,389,707
Arch Coal, Inc.	61,040	2,464,795
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Arena Resources, Inc. (a)(d)	6,105	$ 310,622
Arlington Tankers Ltd.	16,838	452,605
Atlas America, Inc. (a)	19,743	979,648
Atlas Pipeline Partners, LP	5,971	300,938
ATP Oil & Gas Corp. (a)(d)	6,016	272,826
Aventine Renewable Energy Holdings, Inc. (d)	13,661	229,915
Berry Petroleum Co. Class A	18,408	670,603
Bill Barrett Corp. (a)(d)	17,460	659,813
Boardwalk Pipeline Partners, LP	9,553	337,794
Bois d'Arc Energy LLC (a)	32,235	553,797
BP Prudhoe Bay Royalty Trust (d)	5,544	367,567
Brigham Exploration Co. (a)	22,535	141,745
Buckeye Partners LP (a)	11,934	621,761
Cabot Oil & Gas Corp.	35,668	1,391,052
Callon Petroleum Co. (a)	25,119	357,946
Calumet Specialty Products Partners LP	7,489	384,560
Carrizo Oil & Gas, Inc. (a)(d)	19,490	792,658
Cheniere Energy, Inc. (a)(d)	23,057	877,780
Chesapeake Energy Corp.	183,541	6,398,239
Chevron Corp.	953,455	77,697,048
Cimarex Energy Co. (a)	35,739	1,502,110
Clayton Williams Energy, Inc. (a)	2,603	65,882
CNX Gas Corp. (a)(d)	20,396	600,866
Comstock Resources, Inc. (a)	16,311	495,202
ConocoPhillips	661,089	51,188,121
CONSOL Energy, Inc.	77,533	3,767,328
Continental Resources, Inc. (a)	11,074	165,003
Copano Energy LLC	16,780	734,293
Cross Timbers Royalty Trust (a)	3,187	140,834
Crosstex Energy LP (a)	5,971	210,239
Crosstex Energy, Inc. (d)	16,779	502,867
DCP Midstream Partners LP	4,000	174,480
Delek US Holdings, Inc.	37,077	884,286
Delta Petroleum Corp. (a)(d)	17,251	338,810
Denbury Resources, Inc. (a)	43,668	1,583,402
Devon Energy Corp.	177,565	13,633,441
Dorchester Minerals LP (a)	5,580	126,220
Edge Petroleum Corp. (a)(d)	12,945	187,185
El Paso Corp.	301,536	5,138,173
Enbridge Energy Management LLC	2,599	144,193
Enbridge Energy Partners LP	22,796	1,272,017
Encore Acquisition Co. (a)	23,459	646,295
Energy Partners Ltd. (a)	16,402	282,114
Energy Transfer Equity LP	47,800	1,944,982
Energy Transfer Partners LP	29,898	1,829,758
Enterprise Products Partners LP	119,766	3,751,071
EOG Resources, Inc.	101,563	7,810,195
Evergreen Energy, Inc. (a)(d)	25,886	178,872
EXCO Resources, Inc. (a)	46,496	840,183
Exxon Mobil Corp.	2,464,485	204,971,157

	Shares	Value
Forest Oil Corp. (a)(d)	17,739	$ 720,026
Foundation Coal Holdings, Inc.	23,947	1,058,457
Frontier Oil Corp.	50,346	2,026,930
FX Energy, Inc. (a)	15,412	153,812
Gasco Energy, Inc. (a)(d)	11,942	27,705
General Maritime Corp.	12,896	391,007
Genesis Energy LP	8,535	301,286
Giant Industries, Inc. (a)	11,850	912,687
GMX Resources, Inc. (a)(d)	8,349	323,023
Goodrich Petroleum Corp. (a)(d)	16,672	593,857
Harken Energy Corp. (a)	1,536	614
Harvest Natural Resources, Inc. (a)	18,697	177,061
Helix Energy Solutions Group, Inc. (a)	36,359	1,448,906
Hess Corp.	120,566	7,139,919
Holly Corp.	23,945	1,678,305
Houston Exploration Co. (a)	13,613	817,325
Hugoton Royalty Trust	13,923	378,984
Inergy LP	11,710	426,127
International Coal Group, Inc. (a)(d)	93,832	597,710
James River Coal Co. (a)(d)	7,854	115,532
Kinder Morgan Energy Partners LP	69,177	3,818,570
Kinder Morgan Management LLC	30,460	1,560,466
Linn Energy LLC (d)	10,126	364,131
Magellan Midstream Holdings LP	7,165	210,938
Magellan Midstream Partners LP	29,102	1,349,460
Marathon Oil Corp.	151,121	18,710,291
Mariner Energy, Inc. (a)	35,558	888,239
Markwest Energy Partners LP	11,942	411,999
Markwest Hydrocarbon, Inc.	5,282	314,332
Massey Energy Co.	39,879	1,155,693
McMoRan Exploration Co. (d)	3,930	59,540
Meridian Resource Corp. (a)	10,597	31,049
Murphy Oil Corp.	73,064	4,310,776
National Energy Group, Inc.	71	362
Natural Resource Partners LP	11,942	436,719
Newfield Exploration Co. (a)	54,536	2,619,909
Noble Energy, Inc.	72,094	4,562,829
NuStar Energy LP	13,379	883,817
NuStar GP Holdings LLC	13,003	479,681
Occidental Petroleum Corp.	369,896	20,333,183
OMI Corp.	21,539	629,800
ONEOK Partners LP	15,397	1,058,698
Overseas Shipholding Group, Inc.	12,480	992,784
Pacific Ethanol, Inc. (a)(d)	13,826	186,098
Parallel Petroleum Corp. (a)(d)	33,729	777,791
Peabody Energy Corp.	111,336	6,016,597
Penn Virginia Corp.	11,845	945,231
Penn Virginia Resource Partners LP	7,674	230,067
Petrohawk Energy Corp. (a)	92,728	1,511,466
Petroleum Development Corp. (a)	3,640	185,531
Petroquest Energy, Inc. (a)	31,286	443,010
Pioneer Natural Resources Co.	51,323	2,649,293
Plains Exploration & Production Co. (a)	26,822	1,419,420
Pogo Producing Co.	22,580	1,220,901
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Resources, Inc. (a)(d)	24,097	$ 1,072,076
Range Resources Corp.	58,859	2,280,198
Rentech, Inc. (a)	48,574	119,006
Rosetta Resources, Inc. (a)(d)	18,803	458,605
Ship Finance International Ltd. (NY Shares)	34,139	1,060,699
Southwestern Energy Co. (a)	68,264	3,249,366
Spectra Energy Corp.	273,056	7,271,481
St. Mary Land & Exploration Co.	21,873	817,175
Stone Energy Corp. (a)	19,454	634,784
Sunoco Logistics Partners LP	7,551	460,611
Sunoco, Inc.	50,872	4,055,007
Swift Energy Co. (a)	11,472	493,640
Syntroleum Corp. (a)(d)	28,735	85,918
TC Pipelines LP	3,861	157,336
Teekay LNG Partners LP	13,391	483,549
Teekay Shipping Corp.	16,983	1,033,585
TEPPCO Partners LP	31,946	1,404,027
Tesoro Corp.	55,920	3,460,330
Toreador Resources Corp. (a)(d)	11,881	184,868
Transmeridian Exploration, Inc. (a)(d)	45,772	105,276
TXCO Resources, Inc. (a)(d)	40,650	463,817
Ultra Petroleum Corp. (a)	64,314	3,947,593
Uranium Resources, Inc. (a)	35,013	345,578
USEC, Inc. (a)	51,272	1,184,383
Vaalco Energy, Inc. (a)	31,178	149,343
Valero Energy Corp.	260,806	19,461,344
Venoco, Inc.	3,243	64,438
VeraSun Energy Corp. (d)	29,521	448,424
W&T Offshore, Inc.	8,259	242,897
Warren Resources, Inc. (a)(d)	39,635	524,371
Western Refining, Inc. (d)	33,616	1,652,226
Westmoreland Coal Co.	6,000	168,000
Whiting Petroleum Corp. (a)	15,117	670,439
Williams Companies, Inc.	257,426	8,175,850
Williams Partners LP	7,371	359,115
World Fuel Services Corp.	16,778	686,388
XTO Energy, Inc.	153,280	8,891,773
		600,399,923
TOTAL ENERGY		767,991,627
FINANCIALS - 20.8%
Capital Markets - 3.1%
A.G. Edwards, Inc.	31,920	2,814,067
Affiliated Managers Group, Inc. (a)(d)	12,336	1,606,147
AllianceBernstein Holding LP	9,889	903,953
Ameriprise Financial, Inc.	91,382	5,743,359
Bank of New York Co., Inc.	322,242	13,070,136
Bear Stearns Companies, Inc.	50,712	7,604,772
BlackRock, Inc. Class A	9,017	1,384,470

	Shares	Value
Calamos Asset Management, Inc. Class A	10,806	$ 269,610
Charles Schwab Corp.	444,694	9,992,274
Cohen & Steers, Inc.	20,212	1,050,822
E*TRADE Financial Corp.	181,330	4,342,854
Eaton Vance Corp. (non-vtg.)	49,746	2,183,352
FCStone Group, Inc.	7,682	324,872
Federated Investors, Inc. Class B (non-vtg.)	39,078	1,521,697
Franklin Resources, Inc.	74,787	10,151,587
GAMCO Investors, Inc. Class A	7,076	364,980
GFI Group, Inc. (a)	7,498	558,601
Goldman Sachs Group, Inc.	160,706	37,094,159
Greenhill & Co., Inc.	5,719	411,768
HFF, Inc.	4,989	79,575
Investment Technology Group, Inc. (a)	19,782	804,138
Investors Financial Services Corp.	28,356	1,744,461
Janus Capital Group, Inc.	83,953	2,323,819
Jefferies Group, Inc.	48,254	1,478,503
JMP Group, Inc.	3,457	39,583
KBW, Inc.	13,800	451,122
Knight Capital Group, Inc. Class A (a)	37,903	656,101
LaBranche & Co., Inc. (a)(d)	10,716	88,514
Ladenburg Thalmann Financial Services, Inc. (a)(d)	1,908	4,388
Lazard Ltd. Class A	17,506	943,223
Legg Mason, Inc.	56,338	5,691,828
Lehman Brothers Holdings, Inc.	231,494	16,987,030
Mellon Financial Corp.	175,113	7,587,646
Merrill Lynch & Co., Inc.	359,553	33,341,350
Morgan Stanley	416,815	35,445,948
National Holdings Corp. (a)	1,200	2,700
Northern Trust Corp.	80,654	5,248,962
Nuveen Investments, Inc. Class A	32,108	1,761,445
optionsXpress Holdings, Inc.	21,028	535,793
Paulson Capital Corp. (a)	3,105	16,860
Penson Worldwide, Inc.	12,876	370,571
Piper Jaffray Companies (a)(d)	12,762	853,778
Raymond James Financial, Inc.	42,762	1,424,402
Sanders Morris Harris Group, Inc.	28,032	383,758
SEI Investments Co.	32,129	1,983,323
Siebert Financial Corp.	2,700	10,125
State Street Corp.	144,701	9,878,737
Stifel Financial Corp. (a)(d)	1,592	95,854
SWS Group, Inc.	20,138	486,131
T. Rowe Price Group, Inc.	115,802	5,946,433
TD Ameritrade Holding Corp. (a)	105,126	2,158,237
Thomas Weisel Partners Group, Inc. (a)(d)	30,673	536,778
TradeStation Group, Inc. (a)	4,466	53,235
W.P. Carey & Co. LLC	7,742	262,454
W.P. Stewart & Co. Ltd. (d)	20,900	212,971
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Waddell & Reed Financial, Inc. Class A	37,695	$ 977,808
Westwood Holdings Group, Inc.	601	16,197
		242,277,261
Commercial Banks - 3.7%
1st Source Corp.	5,265	137,943
Abigail Adams National Bancorp, Inc.	302	4,222
Alabama National Bancorp, Delaware	12,178	764,778
Amcore Financial, Inc.	14,538	433,087
AmericanWest Bancorp	9,499	188,460
Ameris Bancorp	7,595	176,736
Arrow Financial Corp.	1,807	40,585
Associated Banc-Corp.	45,455	1,500,470
BancFirst Corp.	1,958	84,527
BancorpSouth, Inc.	37,015	926,856
BancTrust Financial Group, Inc.	4,882	97,835
Bank of Granite Corp.	15,998	259,328
Bank of Hawaii Corp.	21,167	1,132,646
Bank of the Ozarks, Inc. (d)	12,537	360,063
BankFinancial Corp.	8,709	143,350
Banner Corp.	11,743	422,983
Bar Harbor Bankshares	3,125	99,063
BB&T Corp.	229,086	9,646,811
BOK Financial Corp.	12,475	677,143
Boston Private Financial Holdings, Inc.	21,815	617,583
Bryn Mawr Bank Corp.	2,149	49,943
Capital City Bank Group, Inc. (d)	6,535	195,070
Capital Corp. of the West	2,237	55,142
Capitol Bancorp Ltd.	7,732	223,300
Cascade Bancorp (d)	17,960	404,100
Cathay General Bancorp	23,711	803,329
Centennial Bank Holdings, Inc., Delaware (a)	13,327	116,745
Center Bancorp, Inc. (a)(d)	5,074	78,140
Central Pacific Financial Corp.	17,253	585,394
Chemical Financial Corp.	10,223	274,896
Chittenden Corp.	29,239	852,609
Citizens & Northern Corp. (d)	10,109	210,874
Citizens Banking Corp., Michigan (d)	58,813	1,119,800
City Holding Co.	12,165	463,608
City National Corp.	16,441	1,273,191
CoBiz, Inc.	13,382	247,433
Colonial Bancgroup, Inc.	59,137	1,492,618
Columbia Banking Systems, Inc.	14,593	442,752
Comerica, Inc.	64,211	4,034,377
Commerce Bancorp, Inc.	79,055	2,728,979
Commerce Bancshares, Inc.	31,396	1,481,891
Community Bank of Nevada (a)	13,777	408,901
Community Bank System, Inc.	9,618	197,746
Community Banks, Inc.	14,876	471,867
Community Capital Corp.	420	8,421
Community Trust Bancorp, Inc.	9,412	319,632

	Shares	Value
Compass Bancshares, Inc.	49,455	$ 3,461,850
Cullen/Frost Bankers, Inc.	20,024	1,064,676
CVB Financial Corp.	18,813	214,844
East West Bancorp, Inc. (d)	26,351	1,068,270
Eastern Virgina Bankshares, Inc.	955	21,382
Enterprise Financial Services Corp. (a)(d)	4,000	97,000
Exchange National Bancshares, Inc.	1,433	45,584
Farmers Capital Bank Corp.	1,363	39,663
Fidelity Southern Corp.	3,463	62,092
Fifth Third Bancorp	205,757	8,715,867
Financial Institutions, Inc.	2,005	40,621
First Bancorp, North Carolina	10,694	208,533
First Bancorp, Puerto Rico (d)	55,810	700,974
First Charter Corp.	23,118	508,134
First Citizen Bancshares, Inc.	1,945	376,824
First Commonwealth Financial Corp. (d)	24,801	280,499
First Community Bancorp, California	9,021	509,506
First Community Bancshares, Inc.	8,000	250,320
First Financial Bancorp, Ohio	31,451	462,959
First Financial Bankshares, Inc.	5,300	214,862
First Financial Corp., Indiana	1,925	55,305
First Horizon National Corp.	47,188	1,901,205
First Indiana Corp.	2,940	61,799
First M&F Corp.	2,524	47,830
First Merchants Corp.	12,116	295,025
First Midwest Bancorp, Inc., Delaware	14,866	546,920
First Regional Bancorp (a)	6,000	154,140
First Republic Bank, California	15,030	813,875
First State Bancorp.	9,534	210,892
First United Corp.	3,511	75,557
FirstMerit Corp.	38,708	833,383
FNB Corp., North Carolina	2,866	46,401
FNB Corp., Pennsylvania	17,300	289,083
FNB Corp., Virginia (d)	6,256	200,255
FNB Financial Services Corp.	5,273	76,142
Frontier Financial Corp., Washington (d)	26,384	613,692
Fulton Financial Corp.	62,156	947,879
Glacier Bancorp, Inc.	31,842	681,419
Great Lakes Bancorp, Inc. (a)	461	6,500
Great Southern Bancorp, Inc.	7,927	219,182
Greater Bay Bancorp	17,731	494,872
Greater Community Bancorp	3,556	56,825
Green Bankshares, Inc.	5,000	174,950
Hancock Holding Co.	11,583	457,992
Hanmi Financial Corp.	31,850	556,420
Harleysville National Corp., Pennsylvania	11,970	193,555
Heartland Financial USA, Inc.	8,001	192,744
Heritage Commerce Corp.	7,114	173,439
Heritage Financial Corp., Washington	1,630	37,735
HF Financial Corp.	3,182	54,858
Horizon Financial Corp.	11,055	249,180
Huntington Bancshares, Inc.	80,485	1,807,693
IBERIABANK Corp.	2,985	152,623
Independent Bank Corp., Massachusetts	6,511	192,921
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Independent Bank Corp., Michigan	13,306	$ 230,061
Integra Bank Corp.	11,329	257,961
International Bancshares Corp.	32,525	873,296
Intervest Bancshares Corp. Class A	7,165	177,477
Irwin Financial Corp.	6,090	96,831
KeyCorp	167,234	5,955,203
Leesport Financial Corp.	1,594	34,207
LSB Bancshares, Inc.	2,747	37,909
M&T Bank Corp.	32,569	3,596,595
Macatawa Bank Corp.	13,284	208,027
MainSource Financial Group, Inc.	8,776	150,508
Marshall & Ilsley Corp.	101,732	4,882,119
MB Financial, Inc.	11,221	396,775
Merchants Bancshares, Inc.	4,149	93,353
Midsouth Bancorp, Inc.	3,819	95,475
Midwest Banc Holdings, Inc.	4,350	69,818
Nara Bancorp, Inc.	20,658	331,767
National City Corp.	255,515	8,838,264
National Penn Bancshares, Inc.	19,532	356,264
NBT Bancorp, Inc.	12,155	274,703
North Valley Bancorp	4,941	122,438
Northern States Financial Corp.	1,314	31,799
Northrim Bancorp, Inc.	3,252	87,414
Northway Financial, Inc.	478	17,002
Old National Bancorp, Indiana	37,675	672,499
Old Second Bancorp, Inc. (d)	4,309	125,995
Omega Financial Corp.	6,519	186,248
Oriental Financial Group, Inc.	20,277	245,149
Pacific Capital Bancorp	28,849	742,573
Pacific Premier Bancorp, Inc. (a)	40	407
Park National Corp. (d)	3,704	323,433
Peoples Bancorp, Inc.	1,660	45,833
Peoples Financial Corp., Mississippi	3,102	79,070
Pinnacle Financial Partners, Inc. (a)	3,325	98,254
Placer Sierra Bancshares	25,751	724,118
PNC Financial Services Group, Inc.	149,432	11,028,082
Popular, Inc.	106,882	1,839,439
Preferred Bank, Los Angeles California	6,582	251,235
Princeton National Bancorp, Inc.	2,956	85,281
PrivateBancorp, Inc.	13,207	442,963
Prosperity Bancshares, Inc.	16,201	561,203
Provident Bankshares Corp.	23,525	786,911
Regions Financial Corp.	312,511	11,147,267
Renasant Corp.	9,028	219,561
Republic Bancorp, Inc., Kentucky Class A	4,663	88,923
Royal Bancshares of Pennsylvania, Inc. Class A	3,140	66,348
S&T Bancorp, Inc.	10,636	348,435
S.Y. Bancorp, Inc.	7,621	190,373
Sandy Spring Bancorp, Inc.	9,869	317,091
Seacoast Banking Corp., Florida	5,254	122,208

	Shares	Value
Security Bank Corp., Georgia	10,509	$ 216,065
Shore Bancshares, Inc. (d)	3,440	89,578
Signature Bank, New York (a)	16,774	557,736
Simmons First National Corp. Class A	1,974	55,687
Sky Financial Group, Inc.	50,670	1,393,425
South Financial Group, Inc.	36,095	859,061
Southside Bancshares, Inc. (d)	3,150	68,072
Southwest Bancorp, Inc., Oklahoma	11,359	279,091
State Bancorp, Inc., New York	4,423	79,835
Sterling Bancorp, New York	3,289	52,723
Sterling Bancshares, Inc.	46,876	538,605
Sterling Financial Corp., Pennsylvania	11,903	117,602
Sterling Financial Corp., Washington	18,223	551,064
Suffolk Bancorp	5,724	175,555
Sun Bancorp, Inc., New Jersey	3,616	64,329
SunTrust Banks, Inc.	150,525	13,440,377
Superior Bancorp (a)	14,284	145,554
Susquehanna Bancshares, Inc., Pennsylvania	37,138	799,581
SVB Financial Group (a)	18,316	972,030
Synovus Financial Corp.	102,119	3,376,054
Taylor Capital Group, Inc.	7,332	221,060
TCF Financial Corp.	45,957	1,297,366
Temecula Valley Bancorp, Inc. (d)	10,000	191,100
Texas Capital Bancshares, Inc. (a)	13,293	299,491
TIB Financial Corp.	2,149	29,205
Tompkins Trustco, Inc.	1,441	53,749
Trico Bancshares	14,031	317,802
Trustmark Corp.	29,635	797,774
U.S. Bancorp, Delaware	761,935	26,347,712
UCBH Holdings, Inc.	44,700	831,867
UMB Financial Corp.	13,102	505,868
Umpqua Holdings Corp.	26,982	673,471
Union Bankshares Corp.	2,261	53,156
UnionBanCal Corp.	25,627	1,572,985
United Bankshares, Inc., West Virginia	11,587	391,061
United Community Banks, Inc., Georgia	23,300	708,087
USB Holding Co., Inc.	3,514	70,772
Valley National Bancorp (d)	44,612	1,092,548
Vineyard National Bancorp	13,744	335,354
Virginia Commerce Bancorp, Inc. (d)	25,643	468,498
W Holding Co., Inc.	33,508	183,959
Wachovia Corp.	831,652	45,067,222
Washington Banking Co., Oak Harbor	6,532	101,442
Washington Trust Bancorp, Inc.	6,654	162,025
Wells Fargo & Co.	1,369,337	49,419,372
WesBanco, Inc.	16,326	511,820
West Coast Bancorp, Oregon	10,191	314,596
Westamerica Bancorp.	9,737	450,823
Western Alliance Bancorp. (a)	15,894	495,734
Whitney Holding Corp.	30,091	934,025
Wilmington Trust Corp., Delaware	24,615	1,051,307
Wilshire Bancorp, Inc.	14,330	182,564
Wintrust Financial Corp. (d)	14,993	688,029
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Yardville National Bancorp	2,350	$ 84,600
Zions Bancorp	47,078	3,787,896
		288,952,507
Consumer Finance - 0.8%
Advance America Cash Advance Centers, Inc.	28,794	508,214
Advanta Corp. Class B	12,840	645,338
American Express Co.	459,564	29,862,469
AmeriCredit Corp. (a)	51,836	1,376,246
Capital One Financial Corp.	177,567	14,166,295
Cash America International, Inc.	13,211	548,124
CompuCredit Corp. (a)(d)	12,844	472,916
Consumer Portfolio Services, Inc. (a)	2,866	17,311
Dollar Financial Corp. (a)	10,747	328,428
EZCORP, Inc. Class A (a)	30,891	464,292
First Cash Financial Services, Inc. (a)	11,672	290,983
First Marblehead Corp. (d)	25,195	938,766
Nelnet, Inc. Class A	4,839	123,249
Rewards Network, Inc. (a)	2,818	11,018
SLM Corp.	176,334	9,911,734
Student Loan Corp.	1,260	258,615
United Panam Financial Corp. (a)	2,785	43,725
World Acceptance Corp. (a)	3,874	164,180
		60,131,903
Diversified Financial Services - 4.4%
Asset Acceptance Capital Corp. (a)	7,523	144,442
Asta Funding, Inc. (d)	5,197	219,365
Bank of America Corp.	1,952,758	99,024,358
CBOT Holdings, Inc. Class A (a)	15,935	3,132,980
Chicago Mercantile Exchange Holdings, Inc. Class A	13,448	7,140,888
CIT Group, Inc.	86,026	5,155,538
Citigroup, Inc.	2,156,707	117,518,964
Encore Capital Group, Inc. (a)	11,268	136,005
Financial Federal Corp.	5,911	160,720
First Albany Companies, Inc. (a)	1,530	2,800
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	89	0
Interactive Brokers Group, Inc.	16,000	408,000
IntercontinentalExchange, Inc. (a)	25,880	3,751,047
International Securities Exchange, Inc. Class A	16,178	1,052,217
JPMorgan Chase & Co.	1,501,801	77,838,346
Leucadia National Corp. (d)	71,427	2,559,944
MarketAxess Holdings, Inc. (a)	26,498	468,220
Marlin Business Services Corp. (a)	13,466	277,265
Medallion Financial Corp.	100	1,143
MicroFinancial, Inc.	100	585
Moody's Corp.	103,098	7,180,776
Navidec Financial Services, Inc. (a)	346	0
NYMEX Holdings, Inc.	15,302	1,948,710

	Shares	Value
NYSE Euronext (a)	83,087	$ 6,902,868
PICO Holdings, Inc. (a)	4,299	202,096
Portfolio Recovery Associates, Inc. (d)	12,533	741,954
Resource America, Inc. Class A	2,747	64,692
The NASDAQ Stock Market, Inc. (a)	40,784	1,357,292
		337,391,215
Insurance - 5.0%
21st Century Holding Co.	1,486	16,985
21st Century Insurance Group	14,916	325,169
ACE Ltd.	139,982	8,618,692
AFLAC, Inc.	219,714	11,614,082
Alfa Corp.	16,241	275,610
Alleghany Corp.	1,959	732,666
Allied World Assurance Co. Holdings Ltd.	13,205	668,965
Allstate Corp.	271,767	16,713,671
AMBAC Financial Group, Inc.	48,059	4,306,567
American Equity Investment Life Holding Co.	55,540	665,925
American Financial Group, Inc.	25,290	901,589
American Independence Corp. (a)	587	6,357
American International Group, Inc.	991,684	71,738,421
American National Insurance Co.	5,554	799,443
American Physicians Capital, Inc. (a)	5,587	228,397
Amerisafe, Inc. (a)	19,586	362,145
Amtrust Financial Services, Inc.	20,904	324,639
Aon Corp. (d)	115,628	4,962,754
Arch Capital Group Ltd.	14,781	1,062,606
Argonaut Group, Inc. (a)	11,831	391,961
Arthur J. Gallagher & Co.	43,039	1,265,347
Aspen Insurance Holdings Ltd.	21,238	575,975
Assurant, Inc.	44,664	2,655,275
Assured Guaranty Ltd.	22,074	652,949
Atlantic American Corp. (a)	100	490
Axis Capital Holdings Ltd.	55,183	2,183,591
Baldwin & Lyons, Inc. Class B	4,120	107,161
Berkshire Hathaway, Inc. Class A (a)	448	49,051,520
Bristol West Holdings, Inc.	13,359	294,833
Brown & Brown, Inc. (d)	60,547	1,577,855
CastlePoint Holdings Ltd.	10,000	158,000
Cincinnati Financial Corp.	60,982	2,769,802
Citizens Financial Corp., Kentucky (a)	200	1,222
Citizens, Inc. Class A (a)(d)	10,251	79,445
CNA Financial Corp.	15,858	805,904
CNA Surety Corp. (a)	10,202	208,529
Commerce Group, Inc., Massachusetts	22,491	766,718
Conseco, Inc.	63,391	1,249,437
Crawford & Co. Class B	12,173	83,142
Delphi Financial Group, Inc. Class A	16,706	717,356
EMC Insurance Group	5,875	148,931
Employers Holdings, Inc.	21,245	450,394
Endurance Specialty Holdings Ltd.	24,164	962,452
Enstar Group Ltd. (a)(d)	2,012	233,734
Erie Indemnity Co. Class A	20,910	1,164,269
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	24,450	$ 2,621,774
FBL Financial Group, Inc. Class A	5,026	193,400
Fidelity National Financial, Inc. Class A	85,516	2,397,869
First Acceptance Corp. (a)	4,717	48,113
First American Corp., California	37,195	1,991,792
First Mercury Financial Corp.	10,000	187,400
FPIC Insurance Group, Inc. (a)	8,482	393,395
Gainsco, Inc. (a)	123	750
Genworth Financial, Inc. Class A (non-vtg.)	195,164	7,045,420
Great American Financial Resources, Inc.	3,973	95,312
Hanover Insurance Group, Inc.	19,329	943,062
Harleysville Group, Inc.	9,568	289,528
Hartford Financial Services Group, Inc.	138,324	14,270,887
HCC Insurance Holdings, Inc.	51,099	1,681,668
Hilb Rogal & Hobbs Co.	19,099	828,706
Horace Mann Educators Corp.	26,496	591,391
Independence Holding Co.	2,923	64,628
Infinity Property & Casualty Corp.	16,435	868,261
Investors Title Co.	1,263	61,887
IPC Holdings Ltd.	20,277	632,642
Kansas City Life Insurance Co.	1,314	59,038
LandAmerica Financial Group, Inc.	9,818	910,030
Lincoln National Corp.	120,821	8,759,523
Loews Corp.	194,943	9,947,941
Markel Corp. (a)	4,126	2,034,118
Marsh & McLennan Companies, Inc.	237,291	7,790,264
Max Capital Group Ltd.	24,105	684,823
MBIA, Inc.	54,627	3,635,427
Meadowbrook Insurance Group, Inc. (a)	5,600	61,152
Mercury General Corp.	9,369	525,507
MetLife, Inc.	199,868	13,591,024
Montpelier Re Holdings Ltd.	48,192	884,323
National Financial Partners Corp.	18,933	886,632
National Security Group, Inc.	1,845	34,446
National Western Life Insurance Co. Class A	783	197,206
Nationwide Financial Services, Inc. Class A (sub. vtg.)	21,395	1,324,564
Navigators Group, Inc. (a)	2,565	126,993
Nymagic, Inc.	5,552	232,684
OdysseyRe Holdings Corp.	6,234	267,314
Ohio Casualty Corp.	28,244	1,216,187
Old Republic International Corp.	89,212	1,932,332
OneBeacon Insurance Group Ltd.	14,601	367,361
PartnerRe Ltd.	24,769	1,902,259
Penn Treaty American Corp. (a)	11,942	72,488
Philadelphia Consolidated Holdings Corp. (a)	26,999	1,112,359
Phoenix Companies, Inc.	40,906	643,860
Platinum Underwriters Holdings Ltd.	24,130	831,037

	Shares	Value
PMA Capital Corp. Class A	23,448	$ 249,487
Presidential Life Corp.	6,351	115,969
Principal Financial Group, Inc.	115,638	7,030,790
ProAssurance Corp. (a)	11,050	624,546
ProCentury Corp.	22,796	434,036
Progressive Corp.	300,715	6,931,481
Protective Life Corp.	29,018	1,451,771
Prudential Financial, Inc.	207,576	21,176,904
PXRE Group Ltd. (a)	73,056	339,710
Reinsurance Group of America, Inc.	13,090	819,696
RenaissanceRe Holdings Ltd.	22,111	1,297,695
RLI Corp.	12,147	697,845
RTW, Inc. (a)	1,732	14,809
SAFECO Corp.	49,806	3,125,327
Safety Insurance Group, Inc.	7,319	304,763
Scottish Re Group Ltd.	24,430	128,258
SCPIE Holding, Inc. (a)	2,442	52,259
SeaBright Insurance Holdings, Inc. (a)	11,665	208,687
Security Capital Assurance Ltd.	25,165	809,558
Selective Insurance Group, Inc.	21,036	575,755
StanCorp Financial Group, Inc.	19,687	1,001,281
State Auto Financial Corp.	7,238	223,944
Stewart Information Services Corp.	6,986	276,785
The Chubb Corp.	180,330	9,894,707
The Midland Co.	4,620	205,590
The Travelers Companies, Inc.	291,932	15,813,956
Torchmark Corp.	39,438	2,764,998
Tower Group, Inc.	23,335	738,786
Transatlantic Holdings, Inc.	11,668	836,129
Unico American Corp. (a)	4,102	48,281
United America Indemnity Ltd. Class A (a)	10,775	269,267
United Fire & Casualty Co.	13,483	527,859
Unitrin, Inc.	21,667	1,061,250
Universal American Financial Corp. (a)	13,972	296,626
UnumProvident Corp.	149,446	3,966,297
UTG, Inc. (a)	300	2,445
W.R. Berkley Corp.	79,502	2,618,796
Wesco Financial Corp.	578	249,118
White Mountains Insurance Group Ltd.	3,069	1,843,702
XL Capital Ltd. Class A	75,352	6,145,709
Zenith National Insurance Corp.	17,245	834,141
		384,128,765
Real Estate Investment Trusts - 2.3%
Acadia Realty Trust (SBI)	10,891	309,413
Agree Realty Corp.	8,779	307,265
Alesco Financial, Inc.	80,057	797,368
Alexanders, Inc. (a)	647	281,219
Alexandria Real Estate Equities, Inc.	11,249	1,183,395
AMB Property Corp. (SBI)	38,924	2,251,753
American Campus Communities, Inc.	18,599	547,183
American Financial Realty Trust (SBI)	81,744	922,072
American Home Mortgage Investment Corp. (d)	18,430	402,511
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Land Lease, Inc.	3,584	$ 93,076
American Mortgage Acceptance Co.	1,896	19,131
Annaly Capital Management, Inc.	99,258	1,532,544
Anthracite Capital, Inc.	24,616	301,054
Anworth Mortgage Asset Corp.	15,285	142,609
Apartment Investment & Management Co. Class A	43,351	2,378,669
Arbor Realty Trust, Inc.	16,496	469,971
Archstone-Smith Trust	94,562	5,834,475
Ashford Hospitality Trust, Inc.	45,460	564,159
Associated Estates Realty Corp.	9,366	145,735
AvalonBay Communities, Inc.	33,399	4,354,896
BioMed Realty Trust, Inc.	31,587	886,331
Boston Properties, Inc.	48,617	5,624,015
Brandywine Realty Trust (SBI)	39,678	1,262,157
BRE Properties, Inc. Class A	18,709	1,182,783
BRT Realty Trust	5,453	160,318
Camden Property Trust (SBI)	25,072	1,871,625
Capital Lease Funding, Inc.	16,578	185,176
Capital Trust, Inc. Class A	10,158	451,828
CapitalSource, Inc. (d)	55,637	1,463,253
Capstead Mortgage Corp.	3,145	31,859
CBL & Associates Properties, Inc.	22,024	903,865
Cedar Shopping Centers, Inc.	12,514	199,598
Colonial Properties Trust (SBI)	20,358	1,004,667
Corporate Office Properties Trust (SBI)	14,841	668,587
Cousins Properties, Inc. (d)	20,981	679,365
Crescent Real Estate Equities Co. (d)	37,856	846,460
Crystal River Capital, Inc.	13,087	366,567
DCT Industrial Trust, Inc.	62,800	693,940
Deerfield Triarc Capital Corp.	41,246	668,185
Developers Diversified Realty Corp.	43,730	2,695,955
DiamondRock Hospitality Co.	43,495	910,785
Digital Realty Trust, Inc.	18,734	760,600
Douglas Emmett, Inc.	43,700	1,152,369
Duke Realty LP	56,346	2,260,602
Eagle Hospitality Properties Trust, Inc.	14,000	187,180
EastGroup Properties, Inc.	14,313	699,906
Education Realty Trust, Inc.	8,412	121,974
Entertainment Properties Trust (SBI)	9,023	532,808
Equity Inns, Inc.	13,055	260,969
Equity Lifestyle Properties, Inc.	12,301	669,912
Equity One, Inc.	14,649	429,216
Equity Residential (SBI)	127,065	6,438,384
Essex Property Trust, Inc.	9,938	1,264,412
Extra Space Storage, Inc.	24,319	435,553
Federal Realty Investment Trust (SBI)	23,556	2,087,533
FelCor Lodging Trust, Inc.	37,624	985,373
Fieldstone Investment Corp.	10,150	39,991
First Industrial Realty Trust, Inc.	17,711	789,911
First Potomac Realty Trust	14,473	361,825

	Shares	Value
Franklin Street Properties Corp. (d)	30,646	$ 588,403
Friedman, Billings, Ramsey Group, Inc. Class A	51,215	321,118
General Growth Properties, Inc.	98,135	5,793,890
Getty Realty Corp.	8,960	255,181
Gladstone Commercial Corp.	1,075	21,597
Glimcher Realty Trust	19,141	521,592
GMH Communities Trust	22,464	228,234
Gramercy Capital Corp.	4,772	150,891
Health Care Property Investors, Inc.	83,056	2,713,440
Health Care REIT, Inc.	31,562	1,381,469
Healthcare Realty Trust, Inc.	16,672	546,341
Hersha Hospitality Trust	41,950	509,273
Highland Hospitality Corp.	22,464	432,881
Highwoods Properties, Inc. (SBI)	24,854	1,089,599
Home Properties, Inc.	12,897	742,867
HomeBanc Mortgage Corp., Georgia	29,865	60,925
Hospitality Properties Trust (SBI)	37,106	1,648,991
Host Hotels & Resorts, Inc.	229,255	5,850,588
HRPT Properties Trust (SBI)	100,826	1,157,482
Impac Mortgage Holdings, Inc. (d)	17,290	107,025
Inland Real Estate Corp.	49,435	889,830
Innkeepers USA Trust (SBI)	28,022	494,028
Investors Real Estate Trust	12,777	137,481
iStar Financial, Inc.	48,065	2,308,562
JER Investments Trust, Inc.	14,053	264,056
Kilroy Realty Corp.	11,822	878,611
Kimco Realty Corp.	93,966	4,349,686
Kite Realty Group Trust	17,912	380,809
KKR Financial Holdings LLC	36,431	975,622
LaSalle Hotel Properties (SBI)	17,294	823,194
Lexington Corporate Properties Trust (d)	39,916	830,253
Liberty Property Trust (SBI)	31,873	1,495,481
LTC Properties, Inc.	6,991	167,644
Luminent Mortgage Capital, Inc. (d)	18,507	168,414
Mack-Cali Realty Corp.	25,427	1,227,870
Maguire Properties, Inc.	23,156	836,626
Medical Properties Trust, Inc.	60,649	863,035
MFA Mortgage Investments, Inc.	27,377	205,875
Mid-America Apartment Communities, Inc.	12,611	740,896
Mission West Properties, Inc.	21,235	300,900
Monmouth Real Estate Investment Corp. Class A	6,448	55,582
National Health Investors, Inc.	10,137	359,661
National Health Realty, Inc.	6,070	144,466
National Retail Properties, Inc.	30,504	739,722
Nationwide Health Properties, Inc.	29,049	902,552
Newcastle Investment Corp.	16,669	494,403
NorthStar Realty Finance Corp.	28,660	412,991
Novastar Financial, Inc. (d)	11,336	83,773
Omega Healthcare Investors, Inc.	14,304	246,172
One Liberty Properties, Inc.	3,695	85,281
Opteum, Inc. Class A	9,741	37,016
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Parkway Properties, Inc.	2,747	$ 142,432
Pennsylvania (REIT) (SBI)	14,704	698,881
Plum Creek Timber Co., Inc.	73,512	3,072,802
Post Properties, Inc.	21,046	1,115,859
Potlatch Corp.	14,515	635,467
ProLogis Trust	104,933	6,784,968
PS Business Parks, Inc.	6,774	454,874
Public Storage, Inc.	54,224	4,853,048
Quadra Realty Trust, Inc.	5,162	69,635
RAIT Investment Trust (SBI)	27,276	803,551
Ramco-Gershenson Properties Trust (SBI)	6,210	229,708
Rayonier, Inc.	33,177	1,491,638
Realty Income Corp.	40,693	1,115,802
Redwood Trust, Inc.	15,917	852,992
Regency Centers Corp.	29,744	2,336,986
Resource Capital Corp.	19,474	311,000
Saul Centers, Inc.	8,021	394,954
Senior Housing Properties Trust (SBI)	34,862	819,257
Simon Property Group, Inc.	95,540	10,316,409
SL Green Realty Corp.	24,147	3,382,512
Sovran Self Storage, Inc.	11,580	616,982
Spirit Finance Corp.	45,185	648,857
Strategic Hotel & Resorts, Inc.	35,287	822,893
Sun Communities, Inc.	14,385	445,216
Sunstone Hotel Investors, Inc.	27,687	817,043
Tanger Factory Outlet Centers, Inc.	15,447	648,002
Taubman Centers, Inc.	24,114	1,326,752
The Macerich Co.	28,483	2,540,684
Thornburg Mortgage, Inc. (SBI) (d)	41,436	1,149,020
Transcontinental Realty Investors, Inc. (a)	600	9,420
U-Store-It Trust	29,040	532,303
UDR, Inc.	60,833	1,846,890
UMH Properties, Inc.	5,458	78,049
Universal Health Realty Income Trust (SBI)	6,111	214,802
Urstadt Biddle Properties, Inc.	365	6,479
Urstadt Biddle Properties, Inc. Class A	8,855	151,863
Ventas, Inc.	54,982	2,329,038
Vornado Realty Trust	61,494	7,441,389
Washington (REIT) (SBI)	22,360	840,512
Weingarten Realty Investors (SBI)	30,184	1,408,385
Winston Hotels, Inc.	8,453	126,034
Winthrop Realty Trust	25,983	175,125
		175,155,127
Real Estate Management & Development - 0.1%
Affordable Residential Communties, Inc. (d)	16,341	190,046
Brookfield Properties Corp.	75,639	1,986,280
CB Richard Ellis Group, Inc. Class A (a)	84,133	3,131,430
Consolidated-Tomoka Land Co.	2,829	210,761
Forest City Enterprises, Inc. Class A	26,013	1,823,511
Jones Lang LaSalle, Inc.	14,551	1,698,102

	Shares	Value
Meruelo Maddux Properties, Inc.	13,300	$ 109,725
Move, Inc. (a)	41,866	175,837
Tejon Ranch Co. (a)(d)	2,676	131,847
The St. Joe Co. (d)	30,747	1,609,298
Thomas Properties Group, Inc.	17,236	290,082
United Capital Corp. (a)	2,262	70,461
		11,427,380
Thrifts & Mortgage Finance - 1.4%
Accredited Home Lenders Holding Co. (a)(d)	8,212	114,886
Anchor BanCorp Wisconsin, Inc.	9,322	266,889
Astoria Financial Corp.	35,738	952,775
Bank Mutual Corp.	18,027	213,259
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	10,747	101,882
BankUnited Financial Corp. Class A (d)	24,961	572,106
BCSB Bankcorp, Inc.	3,596	48,510
Berkshire Hills Bancorp, Inc.	1,481	48,710
Brookline Bancorp, Inc., Delaware	37,359	446,066
Camco Financial Corp.	404	5,018
Capitol Federal Financial (d)	19,206	739,239
Centerline Holding Co. (a)	15,417	303,561
CFS Bancorp, Inc. (a)	800	11,840
Charter Financial Corp., Georgia	976	52,704
Citizens South Banking Corp., Delaware	4,457	56,871
City Bank Lynnwood, Washington	15,020	488,450
Clifton Savings Bancorp, Inc.	17,436	203,827
Corus Bankshares, Inc. (d)	27,734	504,481
Countrywide Financial Corp.	252,927	9,848,977
Dime Community Bancshares, Inc.	26,225	354,038
Doral Financial Corp. (a)(d)	21,495	27,514
Downey Financial Corp. (d)	10,368	754,687
ESB Financial Corp.	6,022	66,904
Fannie Mae	419,721	26,828,566
Farmer Mac Class C (non-vtg.)	7,000	205,730
First Busey Corp. (d)	7,930	158,838
First Defiance Financial Corp.	3,662	100,668
First Financial Holdings, Inc.	7,180	237,012
First Financial Service Corp.	2,667	76,490
First Niagara Financial Group, Inc.	40,371	553,890
First Place Financial Corp.	7,637	159,690
FirstFed Financial Corp., Delaware (a)(d)	10,625	684,994
Flagstar Bancorp, Inc.	25,355	326,065
Flushing Financial Corp.	3,744	61,589
Franklin Bank Corp.	18,082	298,172
Freddie Mac	299,856	20,027,382
Fremont General Corp. (d)	19,720	261,290
Guaranty Federal Bancshares, Inc.	1,075	32,347
Hingham Institution for Savings	1,751	57,415
Home Federal Bancorp	2,634	75,622
Hudson City Bancorp, Inc.	199,237	2,627,936
IndyMac Bancorp, Inc. (d)	32,480	1,090,678
ITLA Capital Corp.	3,075	168,941
KNBT Bancorp, Inc.	13,555	205,629
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
MAF Bancorp., Inc.	21,029	$ 1,133,043
MASSBANK Corp.	886	29,061
MGIC Investment Corp.	35,966	2,337,790
NASB Financial, Inc.	1,400	50,400
NetBank, Inc.	9,306	2,699
New York Community Bancorp, Inc.	118,129	2,064,895
NewAlliance Bancshares, Inc.	36,177	583,173
NexCen Brands, Inc. (a)	8,613	110,074
Northwest Bancorp, Inc. (d)	7,404	208,645
OceanFirst Financial Corp.	6,806	122,100
Ocwen Financial Corp. (a)	16,398	232,196
Oritani Financial Corp. (a)	4,300	65,876
Pamrapo Bancorp, Inc.	3,273	68,504
Parkvale Financial Corp.	597	17,940
Partners Trust Financial Group, Inc.	18,520	201,312
People's United Financial, Inc.	51,447	1,038,715
Peoples Bancorp, Auburn, Indiana	300	5,847
PFF Bancorp, Inc.	12,718	381,667
Provident Financial Holdings, Inc.	1,612	40,026
Provident Financial Services, Inc. (d)	44,816	752,909
Provident New York Bancorp	26,838	367,949
PVF Capital Corp.	4,876	63,193
Radian Group, Inc.	31,947	1,977,519
Riverview Bancorp, Inc.	7,997	111,638
Sovereign Bancorp, Inc.	136,556	3,173,561
TF Financial Corp.	1,890	57,154
TFS Financial Corp. (a)	41,000	497,330
The PMI Group, Inc.	33,100	1,636,464
TierOne Corp.	11,942	373,665
Timberland Bancorp, Inc.	2,928	102,275
Triad Guaranty, Inc. (a)	5,075	226,294
Trustco Bank Corp., New York (d)	67,794	658,280
United Community Financial Corp., Ohio	12,574	133,033
Washington Federal, Inc.	25,984	651,679
Washington Mutual, Inc.	382,834	16,737,502
Webster Financial Corp.	23,875	1,074,136
Westfield Financial, Inc.	8,879	91,986
Willow Financial Bancorp, Inc.	5,198	63,416
WSFS Financial Corp.	2,835	187,337
		108,053,421
TOTAL FINANCIALS		1,607,517,579
HEALTH CARE - 11.4%
Biotechnology - 1.6%
Aastrom Biosciences, Inc. (a)	1,900	2,660
Acadia Pharmaceuticals, Inc. (a)	22,950	293,531
Acorda Therapeutics, Inc. (a)	19,833	394,677
Alexion Pharmaceuticals, Inc. (a)(d)	19,236	934,293
Alkermes, Inc. (a)	37,941	609,332

	Shares	Value
Alnylam Pharmaceuticals, Inc. (a)(d)	18,382	$ 301,465
Amgen, Inc. (a)	504,506	28,418,823
Amylin Pharmaceuticals, Inc. (a)(d)	51,643	2,388,489
Antigenics, Inc. (a)(d)	5,388	15,140
Arena Pharmaceuticals, Inc. (a)(d)	25,188	350,113
ARIAD Pharmaceuticals, Inc. (a)(d)	84,946	461,257
ArQule, Inc. (a)	4,060	36,459
Array Biopharma, Inc. (a)	25,095	311,931
Avant Immunotherapeutics, Inc. (a)	2,169	2,168
AVI BioPharma, Inc. (a)(d)	2,700	8,235
Avigen, Inc. (a)	1,600	10,736
BioCryst Pharmaceuticals, Inc. (a)(d)	12,030	96,240
Biogen Idec, Inc. (a)	147,284	7,691,170
BioMarin Pharmaceutical, Inc. (a)	52,480	936,243
BioSphere Medical, Inc. (a)	800	6,208
Boston Life Sciences, Inc. (a)(d)	1,080	3,154
Celgene Corp. (a)	158,493	9,706,111
Cell Genesys, Inc. (a)(d)	6,687	28,888
Cell Therapeutics, Inc. (a)(d)	41,080	203,346
Cephalon, Inc. (a)(d)	25,824	2,143,650
Cepheid, Inc. (a)(d)	43,127	504,586
Coley Pharmaceutical Group, Inc. (a)	8,285	68,848
Cubist Pharmaceuticals, Inc. (a)	19,544	448,535
CuraGen Corp. (a)	5,707	15,466
CV Therapeutics, Inc. (a)(d)	35,100	369,954
Cytogen Corp. (a)(d)	370	784
Cytokinetics, Inc. (a)	14,366	95,821
Dendreon Corp. (a)(d)	44,342	380,454
Digene Corp. (a)	12,665	563,593
Dyax Corp. (a)	11,447	53,114
Dynavax Technologies Corp. (a)	35,880	178,682
Encysive Pharmaceuticals, Inc. (a)(d)	17,196	67,752
EntreMed, Inc. (a)	3,700	6,623
Enzon Pharmaceuticals, Inc. (a)(d)	46,219	391,475
Epicept Corp. (a)	305	799
Exact Sciences Corp. (a)	3,245	9,703
Genelabs Technologies, Inc. (a)(d)	1,960	3,744
Genentech, Inc. (a)	201,181	16,048,208
Genitope Corp. (a)(d)	14,102	50,344
Genta, Inc. (a)	27,794	8,266
GenVec, Inc. (a)(d)	20,350	89,540
Genzyme Corp. (a)	114,207	7,368,636
Geron Corp. (a)(d)	39,828	367,214
Gilead Sciences, Inc. (a)	197,368	16,336,149
GTC Biotherapeutics, Inc. (a)	4,100	4,879
Halozyme Therapeutics, Inc. (a)(d)	42,200	430,862
Hemispherx Biopharma, Inc. (a)	800	1,264
Human Genome Sciences, Inc. (a)(d)	62,626	663,209
Idenix Pharmaceuticals, Inc. (a)(d)	4,502	33,360
IDM Pharma, Inc. (a)	442	1,454
ImClone Systems, Inc. (a)	24,434	1,009,613
ImmunoGen, Inc. (a)	2,572	14,480
Immunomedics, Inc. (a)	5,227	27,860
Incyte Corp. (a)	29,873	211,800
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Indevus Pharmaceuticals, Inc. (a)(d)	49,609	$ 367,107
Infinity Pharmaceuticals, Inc. (a)	53	572
InterMune, Inc. (a)(d)	14,390	382,630
Introgen Therapeutics, Inc. (a)(d)	6,886	30,161
Isis Pharmaceuticals, Inc. (a)	44,948	452,177
Keryx Biopharmaceuticals, Inc. (a)	23,883	261,041
Kosan Biosciences, Inc. (a)	1,712	10,614
La Jolla Pharmaceutical Co. (a)	2,083	11,186
Lexicon Pharmaceuticals, Inc. (a)	6,506	21,210
LifeCell Corp. (a)	18,834	530,177
Ligand Pharmaceuticals, Inc. Class B	44,933	297,007
MannKind Corp. (a)(d)	36,288	412,957
Martek Biosciences (a)(d)	10,073	210,828
Maxygen, Inc. (a)	6,687	68,007
Medarex, Inc. (a)(d)	62,112	993,171
MedImmune, Inc. (a)(d)	102,161	5,913,079
Millennium Pharmaceuticals, Inc. (a)	136,454	1,483,255
Momenta Pharmaceuticals, Inc. (a)(d)	11,130	145,580
Monogram Biosciences, Inc. (a)	20,122	36,622
Myriad Genetics, Inc. (a)(d)	20,936	797,034
Nabi Biopharmaceuticals (a)(d)	12,447	63,978
Neopharm, Inc. (a)	3,904	5,427
Neose Technologies, Inc. (a)	1,356	3,593
Neurocrine Biosciences, Inc. (a)	15,860	184,293
Neurogen Corp. (a)	500	3,865
Northfield Laboratories, Inc. (a)(d)	11,290	17,500
Novavax, Inc. (a)(d)	6,883	20,030
NPS Pharmaceuticals, Inc. (a)	6,507	27,720
Nuvelo, Inc. (a)	19,505	71,778
Omrix Biopharmaceuticals, Inc.	9,333	312,842
ONYX Pharmaceuticals, Inc. (a)	27,635	826,839
Orchid Cellmark, Inc. (a)	3,164	16,200
Orthologic Corp. (a)	7,445	10,795
Oscient Pharmaceuticals Corp. (a)(d)	693	3,832
OSI Pharmaceuticals, Inc. (a)	24,694	932,445
Palatin Technologies, Inc. (a)	13,627	26,436
Panacos Pharmaceuticals, Inc. (a)(d)	50,213	209,890
PDL BioPharma, Inc. (a)(d)	52,396	1,441,414
Peregrine Pharmaceuticals, Inc. (a)(d)	8,337	11,005
Pharmacopeia Drug Discovery, Inc. (a)	2,082	12,554
Pharmacyclics, Inc. (a)(d)	4,815	16,612
Pharmion Corp. (a)	10,783	312,815
Progenics Pharmaceuticals, Inc. (a)	15,270	326,625
Regeneron Pharmaceuticals, Inc. (a)	33,166	744,245
Renovis, Inc. (a)	10,098	33,727
Repligen Corp. (a)	6,096	23,713
Rigel Pharmaceuticals, Inc. (a)	8,617	83,930
Sangamo Biosciences, Inc. (a)(d)	1,300	9,477
Savient Pharmaceuticals, Inc. (a)	30,093	427,922
SciClone Pharmaceuticals, Inc. (a)	7,834	21,544
Seattle Genetics, Inc. (a)(d)	8,162	85,864

	Shares	Value
Senomyx, Inc. (a)	19,558	$ 261,099
Sonus Pharmaceuticals, Inc. (a)	200	1,148
StemCells, Inc. (a)(d)	7,323	17,941
Tanox, Inc. (a)(d)	6,042	113,348
Tapestry Pharmaceuticals, Inc. (a)	630	1,077
Telik, Inc. (a)(d)	13,264	79,584
Theravance, Inc. (a)	27,633	948,917
Titan Pharmaceuticals, Inc. (a)	1,300	2,769
TorreyPines Therapeutics, Inc. (a)	3,331	23,484
Trimeris, Inc. (a)	16,866	119,243
United Therapeutics Corp. (a)(d)	11,994	791,484
Vanda Pharmaceuticals, Inc. (d)	9,603	192,252
Vertex Pharmaceuticals, Inc. (a)(d)	50,968	1,521,904
Vical, Inc. (a)	1,900	9,329
Vion Pharmaceuticals, Inc. (a)(d)	4,500	5,715
XOMA Ltd. (a)	13,136	44,662
Zymogenetics, Inc. (a)(d)	16,580	271,746
		124,300,417
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)(d)	11,989	274,428
Abiomed, Inc. (a)	5,492	61,291
Accuray, Inc.	6,200	142,600
Advanced Medical Optics, Inc. (a)(d)	26,399	926,605
Align Technology, Inc. (a)	27,534	627,500
American Medical Systems Holdings, Inc. (a)(d)	27,974	524,792
Analogic Corp.	8,043	530,838
Angiodynamics, Inc. (a)	5,971	94,640
Arrow International, Inc.	7,723	296,563
ArthroCare Corp. (a)	11,130	490,499
Aspect Medical Systems, Inc. (a)(d)	6,586	106,627
Atrion Corp.	239	21,768
Bausch & Lomb, Inc.	22,290	1,513,491
Baxter International, Inc.	280,584	15,948,395
Beckman Coulter, Inc.	24,537	1,604,720
Becton, Dickinson & Co.	97,203	7,411,729
BioLase Technology, Inc. (a)(d)	4,009	24,054
Biomet, Inc.	99,034	4,319,863
Biosite, Inc. (a)	6,094	560,160
Boston Scientific Corp. (a)	584,012	9,151,468
C.R. Bard, Inc.	48,177	4,066,621
Candela Corp. (a)	10,141	113,985
Cantel Medical Corp. (a)	10,922	193,866
Cardiac Science Corp. (a)	1,171	12,307
Cardiodynamics International Corp. (a)	8,210	5,878
Cerus Corp. (a)	7,762	48,280
Cholestech Corp. (a)	3,529	59,111
Clarient, Inc. (a)(d)	3,500	7,455
Conceptus, Inc. (a)(d)	4,009	74,487
CONMED Corp. (a)	22,708	710,987
Cooper Companies, Inc.	21,474	1,184,076
Cutera, Inc. (a)	5,971	156,440
Cyberonics, Inc. (a)	4,454	83,646
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cytyc Corp. (a)	49,597	$ 2,096,961
Dade Behring Holdings, Inc.	36,036	1,940,899
Datascope Corp.	3,463	127,612
DENTSPLY International, Inc.	62,842	2,271,110
DexCom, Inc. (a)(d)	17,534	115,023
DiaSys Corp. (a)	2,600	260
DJO, Inc. (a)	8,262	322,301
Edwards Lifesciences Corp. (a)(d)	21,469	1,077,744
EPIX Pharmaceuticals, Inc. (a)	2,304	13,571
ev3, Inc. (a)(d)	20,569	357,489
Exactech, Inc. (a)	2,735	44,280
Fonar Corp. (a)	837	4,687
Foxhollow Technologies, Inc. (a)	3,172	71,687
Gen-Probe, Inc. (a)	25,228	1,364,583
Greatbatch, Inc. (a)	13,845	415,904
Haemonetics Corp. (a)	9,510	472,076
HealthTronics, Inc. (a)	8,119	38,971
Hillenbrand Industries, Inc.	22,502	1,489,632
Hologic, Inc. (a)	25,713	1,390,816
Hospira, Inc. (a)	62,683	2,497,291
I-Flow Corp. (a)	11,248	176,369
ICU Medical, Inc. (a)	5,433	218,135
IDEXX Laboratories, Inc. (a)	14,937	1,318,788
Immucor, Inc. (a)	32,948	1,040,498
Implant Sciences Corp. (a)	200	390
Integra LifeSciences Holdings Corp. (a)	12,435	638,164
Intuitive Surgical, Inc. (a)(d)	15,142	2,083,993
Invacare Corp.	17,763	315,293
Inverness Medical Innovations, Inc. (a)	22,945	1,094,247
IRIS International, Inc. (a)	8,470	116,717
IVAX Diagnostics, Inc. (a)	3,600	4,104
Kensey Nash Corp. (a)	1,684	39,288
Kewaunee Scientific Corp.	1,601	17,915
Kinetic Concepts, Inc. (a)	19,216	964,259
Kyphon, Inc. (a)	18,589	882,792
Lifecore Biomedical, Inc. (a)	11,000	194,040
Medical Action Industries, Inc. (a)	5,016	101,323
Medtronic, Inc.	500,310	26,601,483
Mentor Corp.	18,763	758,776
Meridian Bioscience, Inc.	30,499	644,139
Merit Medical Systems, Inc. (a)	27,493	314,795
Microtek Medical Holdings, Inc. (a)	11,278	51,653
Natus Medical, Inc. (a)(d)	19,219	301,162
Neogen Corp. (a)	1,941	53,145
Neoprobe Corp. (a)	100	21
North American Scientific, Inc. (a)	2,705	3,787
NuVasive, Inc. (a)	32,642	847,386
NxStage Medical, Inc. (a)(d)	36,056	433,754
OraSure Technologies, Inc. (a)	23,767	182,055
Osteotech, Inc. (a)	3,427	25,086
Palomar Medical Technologies, Inc. (a)	10,806	420,245

	Shares	Value
PLC Systems, Inc. (a)	400	$ 268
PolyMedica Corp.	5,662	230,217
Possis Medical, Inc. (a)	3,702	43,573
Quidel Corp. (a)	7,506	110,263
Regeneration Technologies, Inc. (a)	23,005	231,200
ResMed, Inc. (a)	30,669	1,382,559
Respironics, Inc. (a)	30,626	1,352,138
Retractable Technologies, Inc. (a)	6,105	16,545
Sirona Dental Systems, Inc.	3,582	124,116
Somanetics Corp. (a)	5,971	109,389
Sonic Innovations, Inc. (a)	3,941	39,646
SonoSite, Inc. (a)	9,861	281,137
St. Jude Medical, Inc. (a)	148,577	6,342,752
Staar Surgical Co. (a)	3,978	18,140
Stereotaxis, Inc. (a)(d)	28,535	343,561
Steris Corp. (d)	31,280	940,590
Strategic Diagnostics, Inc. (a)	3,100	15,128
Stryker Corp.	121,775	8,196,675
SurModics, Inc. (a)(d)	11,705	439,172
Symmetry Medical, Inc. (a)	14,077	215,800
Synovis Life Technologies, Inc. (a)	1,000	13,960
The Spectranetics Corp. (a)	20,955	201,587
Theragenics Corp. (a)	1,300	5,707
ThermoGenesis Corp. (a)	73,719	199,778
Thoratec Corp. (a)(d)	31,669	627,363
Urologix, Inc. (a)	3,800	9,158
Varian Medical Systems, Inc. (a)	57,847	2,331,234
Viasys Healthcare, Inc. (a)	26,571	1,141,224
Vital Signs, Inc.	1,598	92,988
Volcano Corp.	19,293	390,876
West Pharmaceutical Services, Inc.	14,675	746,371
Wright Medical Group, Inc. (a)	27,921	680,156
Young Innovations, Inc.	2,508	62,274
Zimmer Holdings, Inc. (a)	101,862	8,969,968
Zoll Medical Corp. (a)	3,804	85,400
		143,296,782
Health Care Providers & Services - 2.3%
Aetna, Inc.	221,598	11,729,182
Air Methods Corp. (a)	13,436	474,560
Alliance Imaging, Inc. (a)	5,330	46,691
Amedisys, Inc. (a)	9,316	347,487
America Service Group, Inc. (a)	11,000	203,830
American Dental Partners, Inc. (a)	4,710	121,612
AMERIGROUP Corp. (a)	23,431	597,491
AmerisourceBergen Corp.	83,723	4,288,292
AMN Healthcare Services, Inc. (a)	23,002	518,005
AmSurg Corp. (a)	12,681	312,079
Animal Health International, Inc.	5,300	65,985
Apria Healthcare Group, Inc. (a)	13,320	385,747
Assisted Living Concepts, Inc. Class A (a)	49,001	558,611
Bio-Reference Laboratories, Inc. (a)	13,966	363,675
BioScrip, Inc. (a)	8,518	35,690
Brookdale Senior Living, Inc. (d)	18,026	851,007
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Capital Senior Living Corp. (a)	30,965	$ 344,331
Cardinal Health, Inc.	173,472	12,569,781
Centene Corp. (a)	15,579	358,161
Chemed Corp.	11,292	756,564
CIGNA Corp.	44,530	7,464,564
Community Health Systems, Inc. (a)	34,685	1,322,192
Corvel Corp. (a)	2,959	81,195
Coventry Health Care, Inc. (a)	67,091	4,003,320
Cross Country Healthcare, Inc. (a)	7,031	122,410
Cryolife, Inc.	4,384	64,006
DaVita, Inc. (a)	46,247	2,554,222
Dialysis Corp. of America (a)	3,005	32,785
Express Scripts, Inc. (a)	47,904	4,890,998
Five Star Quality Care, Inc. (a)(d)	28,197	230,088
Genesis HealthCare Corp. (a)	10,566	721,658
Gentiva Health Services, Inc. (a)	8,630	176,742
Hanger Orthopedic Group, Inc. (a)	3,419	39,113
Health Management Associates, Inc. Class A	91,888	1,010,768
Health Net, Inc. (a)	49,000	2,796,920
HealthExtras, Inc. (a)	18,378	559,243
HealthSouth Corp. (a)(d)	27,400	568,824
Healthspring, Inc. (a)	18,277	446,324
Healthways, Inc. (a)	18,141	845,733
Henry Schein, Inc. (a)	32,962	1,764,456
HMS Holdings Corp. (a)	18,275	374,820
Hooper Holmes, Inc. (a)	7,290	26,463
Horizon Health Corp. (a)	16,558	331,326
Humana, Inc. (a)	70,833	4,395,188
InVentiv Health, Inc. (a)	17,853	672,344
Kindred Healthcare, Inc. (a)	17,467	558,944
Laboratory Corp. of America Holdings (a)	51,841	4,081,960
Landauer, Inc.	7,764	385,716
LCA-Vision, Inc.	7,643	345,846
LHC Group, Inc. (a)(d)	14,902	437,523
LifePoint Hospitals, Inc. (a)	24,276	985,363
Lincare Holdings, Inc. (a)	38,445	1,541,260
Magellan Health Services, Inc. (a)	16,053	719,174
Manor Care, Inc.	31,588	2,147,984
Matria Healthcare, Inc. (a)	15,369	491,808
McKesson Corp.	127,737	8,064,037
Medcath Corp. (a)	8,479	279,807
Medco Health Solutions, Inc. (a)	126,488	9,835,707
Medical Staffing Network Holdings, Inc. (a)	4,777	28,280
Molina Healthcare, Inc. (a)	5,873	187,760
MWI Veterinary Supply, Inc. (a)	10,005	385,793
National Healthcare Corp.	2,394	127,481
Nighthawk Radiology Holdings, Inc. (a)(d)	15,857	287,805
Odyssey Healthcare, Inc. (a)	14,808	192,060

	Shares	Value
Omnicare, Inc.	55,706	$ 2,084,519
Option Care, Inc.	7,510	113,176
Owens & Minor, Inc.	13,189	468,210
Patterson Companies, Inc. (a)	51,726	1,940,760
PDI, Inc. (a)	1,588	16,658
Pediatrix Medical Group, Inc. (a)	17,497	1,008,177
Providence Service Corp. (a)(d)	15,408	415,554
PSS World Medical, Inc. (a)	35,751	670,331
Psychiatric Solutions, Inc. (a)	24,431	953,298
Quest Diagnostics, Inc.	66,437	3,256,742
Radiation Therapy Services, Inc. (a)(d)	9,129	252,143
RehabCare Group, Inc. (a)	15,055	237,568
ResCare, Inc. (a)	18,619	385,413
Rural/Metro Corp. (a)	7,404	51,754
Sierra Health Services, Inc. (a)	24,657	1,027,704
Skilled Healthcare Group, Inc.	3,461	54,788
SRI/Surgical Express, Inc. (a)	900	4,707
Sun Healthcare Group, Inc. (a)	24,223	346,389
Sunrise Senior Living, Inc. (a)(d)	16,767	656,596
Symbion, Inc. (a)	12,792	279,889
Tenet Healthcare Corp. (a)	228,588	1,588,687
Triad Hospitals, Inc. (a)(d)	34,860	1,865,359
U.S. Physical Therapy, Inc. (a)	3,075	42,712
UnitedHealth Group, Inc.	581,694	31,859,380
Universal Health Services, Inc. Class B	20,026	1,237,407
VCA Antech, Inc. (a)	37,728	1,493,274
VistaCare, Inc. Class A (a)	3,424	32,494
Wellcare Health Plans, Inc. (a)	15,442	1,421,282
WellPoint, Inc. (a)	267,345	21,764,556
		177,038,318
Health Care Technology - 0.1%
A.D.A.M., Inc. (a)	1,800	11,700
Allscripts Healthcare Solutions, Inc. (a)(d)	21,614	530,840
AMICAS, Inc. (a)	9,737	30,574
Cerner Corp. (a)(d)	27,410	1,557,162
Computer Programs & Systems, Inc.	2,546	85,495
Eclipsys Corp. (a)	19,157	390,420
Emageon, Inc. (a)(d)	20,901	158,430
Health Corp. (a)	73,707	1,112,239
IMS Health, Inc.	82,527	2,698,633
Merge Technologies, Inc. (a)(d)	11,344	78,500
Omnicell, Inc. (a)	29,246	658,327
Phase Forward, Inc. (a)	23,819	391,584
ProxyMed, Inc. (a)	63	167
TriZetto Group, Inc. (a)	17,011	315,214
Vital Images, Inc. (a)	11,918	328,818
WebMD Health Corp. Class A (a)(d)	8,782	441,383
		8,789,486
Life Sciences Tools & Services - 0.4%
Accelrys, Inc. (a)	4,972	31,821
Advanced Magnetics, Inc. (a)	8,266	521,337
Affymetrix, Inc. (a)	28,601	743,054
Albany Molecular Research, Inc. (a)	27,799	395,580
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Alliance Pharmaceutical Corp. (a)	300	$ 30
Applera Corp.:
- Applied Biosystems Group	83,406	2,367,896
- Celera Genomics Group (a)	21,539	287,546
Bio-Rad Laboratories, Inc. Class A (a)	9,056	676,483
BioVeris Corp. (a)	6,768	144,700
Bruker BioSciences Corp. (a)	14,837	126,708
Caliper Life Sciences, Inc. (a)	5,632	25,907
Cambrex Corp.	21,547	267,829
Charles River Laboratories International, Inc. (a)	28,543	1,517,631
Ciphergen Biosystems, Inc. (a)	2,209	2,585
Covance, Inc. (a)	24,810	1,651,106
Cryo-Cell International, Inc. (a)	9,581	20,887
Dionex Corp. (a)(d)	12,755	904,330
Diversa Corp. (a)(d)	7,284	47,419
Enzo Biochem, Inc. (a)	17,097	277,997
eResearchTechnology, Inc. (a)	8,484	76,017
Exelixis, Inc. (a)	45,977	509,425
Gene Logic, Inc. (a)	4,200	6,132
Harvard Bioscience, Inc. (a)	786	4,064
Illumina, Inc. (a)(d)	22,715	741,190
Invitrogen Corp. (a)	19,940	1,444,454
Kendle International, Inc. (a)	3,463	119,577
Luminex Corp. (a)	12,155	150,844
Medivation, Inc. (a)(d)	20,015	351,664
Millipore Corp. (a)	23,832	1,781,919
Nanogen, Inc. (a)	1,100	1,463
Nektar Therapeutics (a)(d)	48,707	552,337
New Brunswick Scientific, Inc. (a)	3,873	30,635
PAREXEL International Corp. (a)	16,104	647,703
PerkinElmer, Inc.	49,185	1,303,894
Pharmaceutical Product Development, Inc.	41,120	1,500,880
PharmaNet Development Group, Inc. (a)	5,555	178,371
PRA International (a)	6,087	140,488
Sequenom, Inc. (a)	2,480	10,763
Techne Corp. (a)	17,057	1,018,132
Thermo Fisher Scientific, Inc. (a)	173,417	9,468,568
Third Wave Technologies, Inc. (a)	8,600	50,052
Tripos, Inc. (a)	2,100	1,659
Varian, Inc. (a)	15,040	885,104
Ventana Medical Systems, Inc. (a)	11,828	608,669
Waters Corp. (a)	44,583	2,688,355
		34,283,205
Pharmaceuticals - 5.1%
Abbott Laboratories	665,808	37,518,281
Abraxis BioScience, Inc. (a)(d)	8,880	218,626
Acusphere, Inc. (a)	2,800	8,176
Adams Respiratory Therapeutics, Inc. (a)	13,979	640,238
Adolor Corp. (a)(d)	25,094	94,353

	Shares	Value
Advancis Pharmaceutical Corp. (a)(d)	2,800	$ 8,400
Akorn, Inc. (a)(d)	30,000	210,300
Alexza Pharmaceuticals, Inc. (a)	13,000	125,840
Allergan, Inc.	65,688	8,180,127
Alpharma, Inc. Class A	16,165	392,810
Atherogenics, Inc. (a)(d)	6,856	16,386
AVANIR Pharmaceuticals Class A (a)(d)	21,996	76,106
Barr Pharmaceuticals, Inc. (a)	47,463	2,530,727
Bentley Pharmaceuticals, Inc. (a)	2,936	34,821
Bradley Pharmaceuticals, Inc. (a)	2,005	44,270
Bristol-Myers Squibb Co.	874,077	26,493,274
Collagenex Pharmaceuticals, Inc. (a)	2,627	27,820
Columbia Laboratories, Inc. (a)(d)	7,190	18,191
Cypress Bioscience, Inc. (a)	3,268	49,478
DepoMed, Inc. (a)(d)	8,176	35,729
Discovery Laboratories, Inc. (a)	3,800	12,882
Durect Corp. (a)	9,673	38,692
Eli Lilly & Co.	420,951	24,676,148
Emisphere Technologies, Inc. (a)(d)	3,941	15,567
Endo Pharmaceuticals Holdings, Inc. (a)	55,286	1,952,702
Forest Laboratories, Inc. (a)	137,372	6,966,134
Hi-Tech Pharmacal Co., Inc. (a)	2,015	23,777
Hollis-Eden Pharmaceuticals, Inc. (a)	1,300	3,302
Immtech Pharmaceuticals, Inc. (a)(d)	1,200	8,616
Inspire Pharmaceuticals, Inc. (a)	17,519	103,888
Johnson & Johnson	1,263,240	79,925,195
King Pharmaceuticals, Inc. (a)	110,765	2,352,649
KV Pharmaceutical Co. Class A (a)	25,710	694,170
Matrixx Initiatives, Inc. (a)(d)	3,709	74,217
Medicines Co. (a)	23,730	462,972
Medicis Pharmaceutical Corp. Class A	23,715	782,595
Merck & Co., Inc.	939,687	49,286,583
MGI Pharma, Inc. (a)	41,405	885,239
Mylan Laboratories, Inc.	108,642	2,147,852
Nastech Pharmaceutical Co., Inc. (a)(d)	25,476	306,731
NitroMed, Inc. (a)(d)	7,065	16,956
Noven Pharmaceuticals, Inc. (a)	16,093	377,381
Pain Therapeutics, Inc. (a)(d)	35,234	296,670
Par Pharmaceutical Companies, Inc. (a)	22,867	670,232
Penwest Pharmaceuticals Co. (a)(d)	3,340	43,420
Perrigo Co.	28,076	549,167
Pfizer, Inc.	3,075,584	84,547,804
Pharmos Corp. (a)	2,500	3,475
Pozen, Inc. (a)	20,149	318,153
Salix Pharmaceuticals Ltd. (a)(d)	14,324	190,366
Santarus, Inc. (a)(d)	14,630	86,024
Schering-Plough Corp.	633,308	20,734,504
Sciele Pharma, Inc. (a)(d)	14,633	361,728
Sepracor, Inc. (a)	48,585	2,366,090
Spectrum Pharmaceuticals, Inc. (a)	192	1,258
SuperGen, Inc. (a)	6,806	44,035
Valeant Pharmaceuticals International	38,701	611,089
ViroPharma, Inc. (a)	40,812	591,366
Vivus, Inc. (a)(d)	9,023	49,175
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott Ltd.	26,338	$ 478,298
Watson Pharmaceuticals, Inc. (a)	45,396	1,400,921
Wyeth	577,683	33,413,185
Xenoport, Inc. (a)(d)	15,634	687,896
Zila, Inc. (a)	4,200	7,182
		395,290,239
TOTAL HEALTH CARE		882,998,447
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.1%
AAR Corp. (a)	25,963	843,798
AeroCentury Corp. (a)	800	12,960
AeroVironment, Inc.	3,200	66,432
Alliant Techsystems, Inc. (a)	13,367	1,350,067
Applied Signal Technology, Inc.	15,269	247,816
Argon ST, Inc. (a)	14,975	357,154
Armor Holdings, Inc. (a)	14,411	1,238,337
Astronics Corp. (a)	2,747	77,026
BE Aerospace, Inc. (a)	35,876	1,373,692
Ceradyne, Inc. (a)	12,988	877,599
Cubic Corp.	5,635	141,608
Curtiss-Wright Corp.	14,583	657,256
DRS Technologies, Inc.	12,970	666,010
Ducommun, Inc. (a)	3,105	77,532
DynCorp International, Inc. Class A	8,722	151,239
EDO Corp.	3,941	132,299
Esterline Technologies Corp. (a)	9,560	434,980
GenCorp, Inc. (non-vtg.) (a)(d)	32,091	430,340
General Dynamics Corp.	144,018	11,556,004
Goodrich Corp.	53,754	3,197,825
Heico Corp. Class A	5,890	210,803
Herley Industries, Inc. (a)	3,619	56,963
Hexcel Corp. (a)(d)	36,077	834,461
Honeywell International, Inc.	312,180	18,078,344
Innovative Solutions & Support, Inc. (a)(d)	23,580	619,682
Irvine Sensors Corp. (a)	430	602
K&F Industries Holdings, Inc. (a)	18,764	496,495
L-3 Communications Holdings, Inc.	52,365	4,988,290
Ladish Co., Inc. (a)	5,776	256,397
Lockheed Martin Corp.	143,118	14,039,876
Moog, Inc. Class A (a)	18,911	814,308
MTC Technologies, Inc. (a)	2,985	62,297
Northrop Grumman Corp.	136,501	10,320,841
Orbital Sciences Corp. (a)	33,015	680,439
Precision Castparts Corp.	58,091	6,945,360
Raytheon Co.	188,339	10,471,648
Rockwell Collins, Inc.	70,818	5,004,708
Spirit AeroSystems Holdings, Inc. Class A	25,869	903,087
Stanley, Inc.	649	11,656
Sypris Solutions, Inc.	3,224	26,598

	Shares	Value
Taser International, Inc. (a)(d)	14,214	$ 149,816
Teledyne Technologies, Inc. (a)	9,982	459,971
The Boeing Co.	306,889	30,869,965
Triumph Group, Inc.	6,096	402,824
United Industrial Corp.	3,821	228,878
United Technologies Corp.	398,720	28,129,696
		158,953,979
Air Freight & Logistics - 0.6%
ABX Air, Inc. (a)	17,036	107,668
Atlas Air Worldwide Holdings, Inc. (a)	5,919	347,031
C.H. Robinson Worldwide, Inc.	76,909	4,166,930
Dynamex, Inc. (a)	4,777	128,979
EGL, Inc. (a)	12,029	557,544
Expeditors International of Washington, Inc.	90,015	3,930,055
FedEx Corp.	123,141	13,744,998
Forward Air Corp.	10,568	359,418
Hub Group, Inc. Class A	17,492	646,854
Pacer International, Inc.	12,582	338,707
United Parcel Service, Inc. Class B	270,022	19,433,483
UTI Worldwide, Inc.	33,736	944,271
		44,705,938
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	59,829	741,281
Alaska Air Group, Inc. (a)	13,794	402,233
AMR Corp. (a)(d)	91,079	2,582,090
Continental Airlines, Inc. Class B (a)(d)	41,846	1,680,954
Delta Air Lines, Inc. (a)	104,000	1,981,200
ExpressJet Holdings, Inc. Class A (a)	42,661	264,072
Frontier Airlines Holdings, Inc. (a)(d)	54,601	331,428
Great Lakes Aviation Ltd. (a)	200	550
JetBlue Airways Corp. (a)(d)	57,484	619,678
MAIR Holdings, Inc. (a)	6,324	41,865
Mesa Air Group, Inc. (a)	12,128	85,502
Midwest Air Group, Inc. (a)	400	6,020
Pinnacle Airlines Corp. (a)	11,846	213,820
Republic Airways Holdings, Inc. (a)	14,499	338,842
SkyWest, Inc.	24,270	668,153
Southwest Airlines Co.	330,356	4,727,394
UAL Corp. (a)(d)	40,037	1,571,853
US Airways Group, Inc. (a)	26,575	947,399
		17,204,334
Building Products - 0.2%
Aaon, Inc.	2,681	79,653
American Standard Companies, Inc.	72,785	4,351,087
American Woodmark Corp.	8,120	302,470
Ameron International Corp.	7,610	597,385
Apogee Enterprises, Inc.	7,704	189,672
Armstrong World Industries, Inc. (a)	10,073	564,390
Builders FirstSource, Inc. (a)	7,165	119,441
Goodman Global, Inc.	6,730	147,522
Griffon Corp. (a)	6,305	147,159
Insteel Industries, Inc. (d)	19,514	356,326
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
International Smart Sourcing, Inc. (a)	2,500	$ 650
Lennox International, Inc.	31,284	1,071,477
Masco Corp.	169,546	5,121,985
NCI Building Systems, Inc. (a)(d)	8,960	460,634
Owens Corning (a)(d)	39,459	1,416,578
Patrick Industries, Inc. (a)	600	8,112
PW Eagle, Inc.	836	26,760
Simpson Manufacturing Co. Ltd. (d)	12,202	406,571
Trex Co., Inc. (a)(d)	1,672	33,440
Universal Forest Products, Inc.	10,472	503,494
USG Corp. (a)(d)	31,765	1,631,450
		17,536,256
Commercial Services & Supplies - 1.0%
Ablest, Inc. (a)	1,000	10,880
ABM Industries, Inc.	37,140	1,096,001
ACCO Brands Corp. (a)	27,832	696,078
Administaff, Inc.	13,010	474,345
Advisory Board Co. (a)	12,085	629,266
Allied Waste Industries, Inc.	116,091	1,562,585
American Ecology Corp.	4,777	103,422
American Reprographics Co. (a)	18,051	555,971
Angelica Corp.	2,508	62,951
APAC Customer Services, Inc. (a)	4,300	13,416
Avery Dennison Corp.	38,645	2,522,359
Barrett Business Services, Inc.	2,508	62,976
Bowne & Co., Inc.	6,217	120,548
Brady Corp. Class A (a)	24,363	904,842
Casella Waste Systems, Inc. Class A (a)	27,789	297,898
CBIZ, Inc. (a)	9,995	74,763
CDI Corp.	7,155	239,263
Cenveo, Inc. (a)	19,834	484,148
ChoicePoint, Inc. (a)	36,754	1,612,030
Cintas Corp.	55,001	2,109,838
Clean Harbors, Inc.	7,762	364,736
Comfort Systems USA, Inc.	22,487	314,818
Comsys IT Partners, Inc. (a)	36	829
Consolidated Graphics, Inc. (a)	3,224	234,062
Copart, Inc. (a)	29,352	915,489
Cornell Companies, Inc. (a)	1,672	39,844
Corporate Executive Board Co.	16,125	1,072,474
Corrections Corp. of America (a)	24,498	1,587,470
CoStar Group, Inc. (a)	12,805	694,799
Covanta Holding Corp. (a)	48,574	1,204,635
CRA International, Inc. (a)	9,397	497,007
Deluxe Corp.	23,638	1,032,271
Diamond Management & Technology Consultants, Inc.	6,807	88,559
Dun & Bradstreet Corp.	25,319	2,535,191
Ennis, Inc.	4,422	105,686
Equifax, Inc.	55,258	2,322,494
Exponent, Inc. (a)	10,000	230,000

	Shares	Value
First Consulting Group, Inc. (a)	5,881	$ 53,223
FTI Consulting, Inc. (a)(d)	17,622	653,424
Fuel Tech, Inc. (a)(d)	12,102	321,913
G&K Services, Inc. Class A	4,538	172,762
GeoEye, Inc. (a)	16,127	333,829
GP Strategies Corp. (a)	1,600	17,056
Healthcare Services Group, Inc.	4,568	127,310
Heidrick & Struggles International, Inc. (a)	9,033	440,268
Herman Miller, Inc.	26,976	971,136
HNI Corp.	13,525	595,912
Hudson Highland Group, Inc. (a)	6,919	149,312
Huron Consulting Group, Inc. (a)	19,198	1,315,447
ICT Group, Inc. (a)	4,570	86,145
IHS, Inc. Class A (a)	11,384	457,523
IKON Office Solutions, Inc.	57,292	834,744
InnerWorkings, Inc. (d)	33,190	441,095
Innotrac Corp. (a)	1,400	4,284
Interface, Inc. Class A	32,273	544,768
Intersections, Inc. (a)	8,825	91,604
Kelly Services, Inc. Class A (non-vtg.)	6,364	183,410
Kenexa Corp. (a)	14,889	580,820
Kforce, Inc. (a)	30,240	485,957
Knoll, Inc.	22,702	549,388
Korn/Ferry International (a)	16,218	421,830
Labor Ready, Inc. (a)	15,670	376,080
Layne Christensen Co. (a)	17,263	777,008
Learning Tree International, Inc. (a)	3,821	52,730
LECG Corp. (a)	11,382	168,454
M&F Worldwide Corp. (a)	6,380	435,690
Manpower, Inc.	36,094	3,320,648
McGrath RentCorp.	5,971	185,877
Mine Safety Appliances Co.	15,639	672,477
Mobile Mini, Inc. (a)	17,086	515,997
Monster Worldwide, Inc. (a)	51,088	2,411,864
Navigant Consulting, Inc. (a)	28,834	600,901
On Assignment, Inc. (a)	5,613	61,182
PeopleSupport, Inc. (a)(d)	8,359	101,227
PHH Corp. (a)	23,803	737,893
Pike Electric Corp. (a)	13,966	304,598
Pitney Bowes, Inc.	89,590	4,277,923
Protection One, Inc. (d)	1,019	15,581
R.R. Donnelley & Sons Co.	87,968	3,766,790
RCM Technologies, Inc. (a)	1,400	8,820
Republic Services, Inc.	78,685	2,382,582
Resources Connection, Inc. (a)	18,025	581,487
Robert Half International, Inc.	67,000	2,354,380
Rollins, Inc.	20,133	464,871
RSC Holdings, Inc.	7,954	159,478
SAIC, Inc.	42,860	863,629
Schawk, Inc. Class A	4,896	99,829
School Specialty, Inc. (a)	6,351	221,904
Sirva, Inc. (a)	5,080	14,478
Spherion Corp. (a)	12,430	122,436
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Spherix, Inc. (a)	2,713	$ 7,515
Standard Register Co.	7,404	88,182
Steelcase, Inc. Class A	18,779	364,688
Stericycle, Inc. (a)	17,896	1,631,578
TeamStaff, Inc. (a)	1,300	1,274
Teletech Holdings, Inc. (a)	10,211	359,223
Tetra Tech, Inc. (a)	27,267	601,510
The Brink's Co.	19,972	1,316,754
The Geo Group, Inc. (a)	7,165	390,493
TRC Companies, Inc. (a)	3,582	47,426
TRM Corp. (a)	1,400	1,988
United Stationers, Inc. (a)	13,432	901,153
Viad Corp.	5,252	233,031
Volt Information Sciences, Inc. (a)	2,508	62,274
Waste Connections, Inc. (a)	27,138	836,393
Waste Industries USA, Inc.	5,000	155,950
Waste Management, Inc.	228,406	8,832,460
Watson Wyatt Worldwide, Inc. Class A	20,550	1,059,764
		79,655,574
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	15,816	362,186
EMCOR Group, Inc. (a)	11,643	763,664
Fluor Corp.	37,297	3,882,618
Foster Wheeler Ltd. (a)	28,616	2,962,901
Granite Construction, Inc.	13,217	905,232
Infrasource Services, Inc. (a)	18,537	671,039
Insituform Technologies, Inc. Class A (a)(d)	21,456	452,507
Integrated Electrical Services, Inc. (a)	13,972	369,979
Jacobs Engineering Group, Inc. (a)	51,510	2,985,005
KBR, Inc.	65,182	1,794,460
Michael Baker Corp. (a)	5,000	171,200
Perini Corp. (a)	13,944	766,920
Quanta Services, Inc. (a)	44,730	1,342,347
Shaw Group, Inc. (a)	31,030	1,255,474
URS Corp. (a)	26,493	1,332,068
Washington Group International, Inc. (a)	14,800	1,243,200
		21,260,800
Electrical Equipment - 0.6%
A.O. Smith Corp.	4,993	196,175
Active Power, Inc. (a)	10,509	17,865
Acuity Brands, Inc.	16,374	994,066
American Superconductor Corp. (a)(d)	45,910	796,079
AMETEK, Inc.	41,532	1,567,418
AZZ, Inc. (a)	2,866	97,301
Baldor Electric Co.	11,896	551,736
Beacon Power Corp. (a)	362	308
Belden CDT, Inc.	19,397	1,110,672
C&D Technologies, Inc. (a)	5,300	33,019
Capstone Turbine Corp. (a)(d)	15,524	14,903

	Shares	Value
Chase Corp.	500	$ 14,545
Cooper Industries Ltd. Class A	80,218	4,298,080
Emerson Electric Co.	348,123	16,866,559
Encore Wire Corp. (d)	8,240	239,372
Energy Conversion Devices, Inc. (a)(d)	21,986	755,879
Energy Focus, Inc. (a)	3,941	29,558
EnerSys (a)	19,892	360,443
Espey Manufacturing & Electronics Corp.	1,488	34,373
Evergreen Solar, Inc. (a)(d)	43,826	367,262
First Solar, Inc.	12,106	823,692
Franklin Electric Co., Inc. (d)	6,926	326,492
FuelCell Energy, Inc. (d)	19,175	132,308
General Cable Corp.	19,154	1,305,345
Genlyte Group, Inc. (a)	12,658	1,102,765
GrafTech International Ltd. (a)	63,785	987,392
Hubbell, Inc. Class B	23,791	1,340,147
II-VI, Inc. (a)	14,172	393,273
Lamson & Sessions Co. (a)	2,747	76,724
LSI Industries, Inc.	12,688	193,619
MagneTek, Inc. (a)	3,582	17,838
Medis Technologies Ltd. (a)(d)	4,420	64,576
Merrimac Industries, Inc. (a)	500	4,950
Microvision, Inc. (a)(d)	3,976	22,027
Millennium Cell, Inc. (a)	300	207
Misonix, Inc. (a)	3,000	16,770
Nortech Systems, Inc. (a)	1,634	13,154
Plug Power, Inc. (a)(d)	25,662	75,960
Powell Industries, Inc. (a)	3,702	103,656
Power-One, Inc. (a)	23,022	84,261
Regal-Beloit Corp.	18,753	911,583
Rockwell Automation, Inc.	64,040	4,357,922
Roper Industries, Inc.	33,320	1,944,555
Satcon Technology Corp. (a)	1,200	1,404
SL Industries, Inc. (a)	2,508	41,884
Superior Essex, Inc. (a)	22,525	796,034
Tech/Ops Sevcon, Inc.	2,508	23,074
Thomas & Betts Corp. (a)	26,714	1,549,946
Ultralife Batteries, Inc. (a)	600	5,814
UQM Technologies, Inc. (a)	3,800	15,314
Valence Technology, Inc. (a)(d)	12,072	16,297
Valpey Fisher Corp. (a)	2,100	11,760
Vicor Corp.	5,067	60,145
Woodward Governor Co.	18,223	1,006,639
		46,173,140
Industrial Conglomerates - 3.0%
3M Co.	294,225	25,880,031
Carlisle Companies, Inc.	27,638	1,220,218
General Electric Co.	4,447,371	167,132,202
McDermott International, Inc. (a)	47,929	3,738,462
Raven Industries, Inc. (d)	5,617	197,831
Sequa Corp. Class A (a)	4,149	456,390
Standex International Corp.	6,568	187,385
Teleflex, Inc.	16,053	1,289,056
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	46,391	$ 4,977,754
Tredegar Corp.	5,288	122,206
Tyco International Ltd.	849,074	28,325,109
Walter Industries, Inc.	17,984	578,905
		234,105,549
Machinery - 1.9%
3D Systems Corp. (a)(d)	2,508	50,561
A.S.V., Inc. (a)(d)	7,950	139,364
Actuant Corp. Class A	13,509	751,506
AGCO Corp. (a)	37,908	1,640,658
Alamo Group, Inc.	200	5,078
Albany International Corp. Class A	17,700	692,424
American Railcar Industries, Inc.	9,774	392,035
American Science & Engineering, Inc. (a)(d)	4,657	252,316
Astec Industries, Inc. (a)	6,807	293,314
Axsys Technologies, Inc. (a)	1,433	29,735
Badger Meter, Inc.	7,471	191,930
Barnes Group, Inc.	30,587	902,011
Blount International, Inc. (a)	10,035	131,057
Briggs & Stratton Corp.	24,714	801,969
Bucyrus International, Inc. Class A	15,598	1,106,678
Cascade Corp.	6,065	413,027
Catalytica Energy Systems, Inc. (a)	7,900	12,403
Caterpillar, Inc.	277,561	21,810,743
Chart Industries, Inc.	625	14,381
Circor International, Inc.	5,868	224,099
CLARCOR, Inc.	25,118	839,444
Columbus McKinnon Corp. (NY Shares) (a)	8,038	241,140
Commercial Vehicle Group, Inc. (a)	19,815	384,213
Crane Co.	25,260	1,103,609
Cummins, Inc.	39,524	3,724,347
Danaher Corp.	100,290	7,371,315
Deere & Co.	96,959	11,680,651
Donaldson Co., Inc.	29,664	1,083,626
Dover Corp.	84,074	4,207,904
Dynamic Materials Corp. (a)	10,162	368,373
Eaton Corp.	62,306	5,840,564
EnPro Industries, Inc. (a)	12,676	526,561
ESCO Technologies, Inc. (a)(d)	14,886	754,274
Federal Signal Corp.	15,349	250,803
Flanders Corp. (a)(d)	9,957	70,794
Flow International Corp. (a)	28,106	360,881
Flowserve Corp.	22,960	1,593,654
Force Protection, Inc. (a)(d)	27,300	784,056
FreightCar America, Inc.	8,359	413,185
Gardner Denver, Inc. (a)	22,940	944,899
Gehl Co. (a)	10,898	323,780
Gorman-Rupp Co.	8,199	276,306

	Shares	Value
Graco, Inc.	24,037	$ 962,441
Greenbrier Companies, Inc. (d)	4,470	140,939
Harsco Corp.	34,602	1,842,903
Hirsch International Corp. Class A (a)	900	4,572
IDEX Corp.	35,190	1,326,663
Illinois Tool Works, Inc.	209,660	11,053,275
Ingersoll-Rand Co. Ltd. Class A	134,125	6,884,636
ITT Corp.	77,473	5,213,933
Joy Global, Inc.	45,116	2,554,919
Kadant, Inc. (a)	4,460	133,131
Kaydon Corp.	19,607	946,038
Kennametal, Inc.	14,126	1,086,572
Lincoln Electric Holdings, Inc.	16,998	1,194,789
Lindsay Corp.	2,491	85,566
Manitowoc Co., Inc.	24,294	1,840,999
Middleby Corp. (a)	4,471	554,538
Milacron, Inc. (a)	275	2,120
Miller Industries, Inc. (a)	360	8,806
Mueller Industries, Inc.	22,488	786,855
Mueller Water Products, Inc.:
Class A (d)	35,035	574,574
Class B	26,617	421,879
NACCO Industries, Inc. Class A	2,834	481,780
Nordson Corp.	11,937	620,605
Omega Flex, Inc.	300	6,243
Oshkosh Truck Co.	30,183	1,861,989
PACCAR, Inc.	106,841	9,319,740
Pall Corp.	51,547	2,306,728
Parker Hannifin Corp.	48,334	4,899,134
Pentair, Inc.	40,336	1,492,029
RBC Bearings, Inc. (a)	25,395	980,247
Robbins & Myers, Inc.	3,154	141,678
SPX Corp.	25,658	2,254,568
Sun Hydraulics Corp.	10,000	431,800
Tecumseh Products Co. Class A (non-vtg.) (a)(d)	21,767	347,619
Tennant Co.	7,549	245,493
Terex Corp. (a)	41,639	3,529,738
Timken Co.	32,405	1,139,360
Titan International, Inc.	15,739	496,408
Toro Co.	17,685	1,058,094
Trinity Industries, Inc. (d)	33,163	1,531,136
Twin Disc, Inc.	4,174	290,928
Valmont Industries, Inc.	9,529	671,699
Wabash National Corp.	10,432	152,620
Wabtec Corp.	24,838	972,656
Watts Water Technologies, Inc. Class A	14,756	559,252
		146,411,360
Marine - 0.1%
Alexander & Baldwin, Inc.	16,551	885,313
American Commercial Lines, Inc. (a)	16,002	507,103
Eagle Bulk Shipping, Inc. (d)	38,563	859,184
Genco Shipping & Trading Ltd.	11,470	436,548
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
Horizon Lines, Inc. Class A	12,977	$ 447,447
Kirby Corp. (a)	17,712	708,834
		3,844,429
Road & Rail - 0.8%
AMERCO (a)(d)	5,493	387,531
Arkansas Best Corp.	14,333	591,810
Avis Budget Group, Inc. (a)	44,638	1,350,300
Burlington Northern Santa Fe Corp.	155,482	14,480,039
Celadon Group, Inc. (a)	4,374	72,215
Con-way, Inc.	18,026	1,022,074
Covenant Transport, Inc. Class A (a)	2,866	32,300
CSX Corp.	184,535	8,385,270
Dollar Thrifty Automotive Group, Inc. (a)	11,579	538,192
Florida East Coast Industries, Inc. Class A	7,969	667,244
Genesee & Wyoming, Inc. Class A (a)	14,177	461,178
Heartland Express, Inc. (d)	37,647	631,340
Hertz Global Holdings, Inc.	47,954	1,015,666
J.B. Hunt Transport Services, Inc.	45,257	1,318,789
Kansas City Southern (d)	33,820	1,388,311
Knight Transportation, Inc.	16,053	300,673
Laidlaw International, Inc.	26,632	913,478
Landstar System, Inc.	26,102	1,270,123
Marten Transport Ltd. (a)	5,037	97,516
Norfolk Southern Corp.	171,252	9,912,066
Old Dominion Freight Lines, Inc. (a)	16,944	529,161
Quality Distribution, Inc. (a)	633	6,374
Ryder System, Inc.	25,403	1,369,730
Saia, Inc. (a)	3,559	101,752
U.S. Xpress Enterprises, Inc. Class A (a)	600	8,334
Union Pacific Corp.	114,593	13,829,083
Werner Enterprises, Inc.	20,088	388,301
YRC Worldwide, Inc. (a)	19,256	774,091
		61,842,941
Trading Companies & Distributors - 0.2%
Aceto Corp.	5,986	52,797
Aircastle Ltd.	9,900	386,595
Applied Industrial Technologies, Inc.	16,649	487,150
Beacon Roofing Supply, Inc. (a)(d)	32,220	576,738
BlueLinx Corp.	10,747	122,623
Electro Rent Corp. (a)	2,627	37,855
Fastenal Co. (d)	62,710	2,717,851
GATX Corp.	15,194	781,731
H&E Equipment Services, Inc. (a)	6,730	175,788
Houston Wire & Cable Co.	12,212	349,630
Huttig Building Products, Inc. (a)	1,077	8,745
Interline Brands, Inc. (a)	22,560	552,269
Kaman Corp.	4,541	133,415
Lawson Products, Inc.	2,164	79,700
MSC Industrial Direct Co., Inc. Class A	16,354	875,920
NuCo2, Inc. (a)(d)	16,938	438,017

	Shares	Value
Rush Enterprises, Inc. Class A (a)	8,240	$ 201,962
TAL International Group, Inc.	19,431	505,595
TransDigm Group, Inc. (a)	10,887	402,275
UAP Holding Corp.	16,705	492,129
United Rentals, Inc. (a)	31,929	1,071,218
W.W. Grainger, Inc.	32,365	2,849,738
Watsco, Inc.	7,213	455,934
WESCO International, Inc. (a)	22,077	1,431,031
Williams Scotsman International, Inc. (a)	20,363	467,534
Willis Lease Finance Corp.	1,200	13,500
		15,667,740
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. Trust	13,941	621,908
Quixote Corp.	700	12,929
		634,837
TOTAL INDUSTRIALS		847,996,877
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 2.3%
3Com Corp. (a)	209,846	982,079
ACE*COMM Corp. (a)	3,806	3,083
ADC Telecommunications, Inc. (a)	45,128	755,894
Adtran, Inc.	21,888	592,289
Alliance Fiber Optic Products, Inc. (a)	2,400	4,152
AltiGen Communications, Inc. (a)	3,200	5,312
Anaren, Inc. (a)	13,791	240,791
Andrew Corp. (a)	78,336	1,036,385
Arris Group, Inc. (a)	51,378	845,168
Avanex Corp. (a)(d)	34,921	59,016
Avaya, Inc. (a)	196,939	3,151,024
Avici Systems, Inc.	2,866	26,052
Avocent Corp. (a)	18,745	525,422
Aware, Inc. (a)	7,998	42,309
Bel Fuse, Inc. Class B (non-vtg.)	8,180	297,098
BigBand Networks, Inc.	20,235	349,661
Black Box Corp.	7,979	290,675
Blonder Tongue Laboratories, Inc. (a)	3,900	6,825
Blue Coat Systems, Inc. (a)(d)	3,560	156,604
Bookham, Inc. (a)	59,145	127,162
C-COR, Inc. (a)	12,758	186,777
Carrier Access Corp. (a)	3,702	14,734
Channell Commercial Corp. (a)	800	3,784
Ciena Corp. (a)(d)	36,348	1,247,463
Cisco Systems, Inc. (a)	2,630,541	70,814,164
Comarco, Inc. (a)	450	2,718
CommScope, Inc. (a)	26,424	1,446,186
Communications Systems, Inc.	2,718	26,854
Comtech Telecommunications Corp. (a)	6,020	269,515
Corning, Inc. (a)	680,773	17,019,325
Digi International, Inc. (a)	5,248	73,734
Ditech Networks, Inc. (a)	8,447	67,576
Dycom Industries, Inc. (a)	23,493	698,682
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
EFJ, Inc. (a)	99	$ 523
EMS Technologies, Inc. (a)	2,221	45,153
Entrada Networks, Inc. (a)	150	0
eOn Communications Corp. (a)	620	564
Extreme Networks, Inc. (a)	18,151	68,066
Ezenia!, Inc. (a)	200	258
F5 Networks, Inc. (a)	17,214	1,398,810
Finisar Corp. (a)(d)	146,618	532,223
Foundry Networks, Inc. (a)	59,479	956,422
Globecomm Systems, Inc. (a)	3,582	48,823
Harmonic, Inc. (a)	19,419	176,713
Harris Corp.	56,823	2,836,604
Harris Stratex Networks, Inc. (a)	18,880	322,848
Inter-Tel, Inc.	4,060	106,169
InterDigital Communication Corp. (a)	20,298	660,700
ISCO International, Inc. (a)	1,800	414
Ixia (a)	18,466	171,364
JDS Uniphase Corp. (a)(d)	90,042	1,179,550
Juniper Networks, Inc. (a)	243,097	5,933,998
KVH Industries, Inc. (a)	1,838	17,075
Lantronix, Inc. (a)	500	690
Loral Space & Communications Ltd. (a)	7,589	355,924
MasTec, Inc. (a)	15,448	209,938
Motorola, Inc.	1,046,639	19,038,363
MRV Communications, Inc. (a)(d)	107,785	354,613
NETGEAR, Inc. (a)	22,719	847,646
Network Engines, Inc. (a)	2,300	4,370
Network Equipment Technologies, Inc. (a)	4,299	44,925
Nextwave Wireless, Inc. (a)(d)	16,900	153,452
NMS Communications Corp. (a)	2,800	5,040
NumereX Corp. Class A (a)	3,105	32,447
Occam Networks, Inc. (a)	85	834
Oplink Communications, Inc. (a)	2,767	48,644
Opnext, Inc.	11,814	139,287
Optelecom Nkf, Inc. (a)	529	3,386
Optical Cable Corp. (a)	656	3,470
Optical Cable Corp. warrants 10/24/07 (a)	761	601
Optical Communication Products, Inc. (a)	6,920	10,311
Packeteer, Inc. (a)	5,266	54,029
Parkervision, Inc. (a)(d)	900	9,414
PC-Tel, Inc. (a)	2,627	25,640
Pegasus Wireless Corp. warrants 8/11/08 (a)	1,700	3
Performance Technologies, Inc. (a)	3,463	17,800
Plantronics, Inc.	29,154	708,442
Polycom, Inc. (a)	37,725	1,196,637
Powerwave Technologies, Inc. (a)(d)	39,478	251,870
QUALCOMM, Inc.	710,927	30,534,315
Riverbed Technology, Inc.	12,160	507,194
SCM Microsystems, Inc. (a)	600	2,382

	Shares	Value
SeaChange International, Inc. (a)	5,553	$ 49,977
Sirenza Microdevices, Inc. (a)	5,417	57,420
Sonus Networks, Inc. (a)	123,339	1,069,349
Stratos International, Inc. (a)	1,058	8,295
Sycamore Networks, Inc. (a)	48,461	180,275
Symmetricom, Inc. (a)	9,258	75,268
Tekelec (a)	37,811	567,165
Tellabs, Inc. (a)	182,691	2,000,466
Telular Corp. (a)	2,100	8,631
Terabeam, Inc. (a)	610	1,305
ThinkEngine Networks, Inc. (a)	2,400	5,448
Tollgrade Communications, Inc. (a)	2,548	28,155
UTStarcom, Inc. (a)(d)	75,765	546,266
Veramark Technologies, Inc. (a)	2,300	1,725
ViaSat, Inc. (a)	15,135	490,223
Vyyo, Inc. (a)(d)	1,133	6,583
Wave Wireless Corp. (a)	36	0
Wegener Corp. (a)	3,500	3,920
Westell Technologies, Inc. Class A (a)	4,212	11,457
WJ Communications, Inc. (a)	3,700	6,475
Zhone Technologies, Inc. (a)	34,590	49,810
		175,554,670
Computers & Peripherals - 3.2%
ActivIdentity Corp. (a)	55,312	248,904
Adaptec, Inc. (a)	86,311	351,286
Apple, Inc. (a)	370,688	45,060,833
Astro-Med, Inc.	5,359	61,629
Avid Technology, Inc. (a)(d)	17,053	581,507
Brocade Communications Systems, Inc. (a)	184,581	1,694,454
Concurrent Computer Corp. (a)	11,487	20,562
Cray, Inc. (a)	2,805	22,721
Datalink Corp. (a)	2,627	17,233
Dataram Corp.	3,881	17,270
Dell, Inc. (a)	868,717	23,342,426
Diebold, Inc.	28,270	1,401,627
Dot Hill Systems Corp. (a)	5,816	23,206
Electronics for Imaging, Inc. (a)	26,182	746,449
EMC Corp. (a)	946,242	15,982,027
Emulex Corp. (a)	30,000	665,700
FOCUS Enhancements, Inc. (a)	5,500	7,645
Gateway, Inc. (a)	77,821	139,300
Hauppauge Digital, Inc. (a)	500	2,770
Hewlett-Packard Co.	1,165,922	53,294,295
Hutchinson Technology, Inc. (a)	11,789	215,503
Hypercom Corp. (a)	9,287	56,186
Imation Corp.	16,714	633,628
Immersion Corp. (a)	36,085	439,876
InFocus Corp. (a)	6,448	15,862
Innovex, Inc. (a)	1,500	2,340
Intermec, Inc. (a)(d)	17,037	419,110
International Business Machines Corp.	652,579	69,564,921
Interphase Corp. (a)	2,276	21,690
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Iomega Corp. (a)	8,216	$ 35,082
Komag, Inc. (a)	11,671	283,138
LaserCard Corp. (a)(d)	2,369	28,665
Lexmark International, Inc. Class A (a)	41,126	2,135,673
MidgardXXI, Inc. (a)	10	0
Mobility Electronics, Inc. (a)	6,906	20,925
NCR Corp. (a)	75,823	4,069,420
Neoware, Inc. (a)	2,315	28,081
Network Appliance, Inc. (a)	163,833	5,273,784
Novatel Wireless, Inc. (a)	7,031	163,330
Overland Storage, Inc. (a)	2,079	6,154
Palm, Inc. (a)(d)	46,540	758,137
Presstek, Inc. (a)(d)	8,481	58,095
QLogic Corp. (a)	64,738	1,104,430
Quantum Corp. (a)	145,293	448,955
Rackable Systems, Inc. (a)(d)	10,523	127,644
Rimage Corp. (a)	7,000	195,860
SanDisk Corp. (a)	98,967	4,310,013
Scan-Optics, Inc. (a)	300	0
Seagate Technology	238,163	4,903,776
Socket Communications, Inc. (a)	3,300	2,904
STEC, Inc. (a)	9,195	57,009
Stratasys, Inc. (a)(d)	1,800	86,670
Sun Microsystems, Inc. (a)	1,586,055	8,088,881
Synaptics, Inc. (a)	15,141	477,850
Video Display Corp. (a)	3,439	27,134
ViewCast.com, Inc. (a)	13,700	5,617
Western Digital Corp. (a)	90,995	1,711,616
		249,459,803
Electronic Equipment & Instruments - 0.7%
Acacia Research Corp. - Acacia Technologies (a)	35,320	479,292
Advanced Photonix, Inc. Class A (a)(d)	5,286	9,409
Aeroflex, Inc. (a)	42,525	601,304
Aetrium, Inc. (a)	2,400	10,992
Agilent Technologies, Inc. (a)	179,820	6,863,729
Agilysys, Inc.	6,807	147,848
Allied Motion Technologies, Inc. (a)	4,896	29,523
American Technical Ceramics Corp. (a)	2,269	33,400
American Technology Corp. (a)	900	3,393
Amphenol Corp. Class A	75,940	2,717,133
Anixter International, Inc. (a)(d)	15,110	1,116,025
APA Enterprises, Inc. (a)	2,800	3,556
Arrow Electronics, Inc. (a)	51,198	2,101,678
Avnet, Inc. (a)	64,749	2,773,847
AVX Corp.	28,540	513,435
Axcess, Inc. (a)	1,600	2,320
Bell Industries, Inc. (a)(d)	8,598	37,315
Bell Microproducts, Inc. (a)	4,156	26,765
Benchmark Electronics, Inc. (a)	28,779	636,304
Brightpoint, Inc. (a)	32,902	432,332

	Shares	Value
Broadcast International, Inc. (a)	270	$ 246
CalAmp Corp. (a)	3,621	16,222
Cash Technologies, Inc. (a)	3,400	3,298
CDW Corp.	23,802	2,026,502
Checkpoint Systems, Inc. (a)	15,045	376,576
Chyron Corp. (a)	1,500	1,305
Cogent, Inc. (a)(d)	35,833	554,695
Cognex Corp.	28,237	664,417
Coherent, Inc. (a)	15,649	485,432
Color Kinetics, Inc. (a)(d)	14,745	432,029
CTS Corp.	21,333	256,423
CyberOptics Corp. (a)	850	11,679
Daktronics, Inc. (d)	18,380	440,385
Dolby Laboratories, Inc. Class A (a)	18,157	611,891
DTS, Inc. (a)	18,993	433,420
Echelon Corp. (a)(d)	5,229	91,194
Electro Scientific Industries, Inc. (a)	25,174	519,843
En Pointe Technologies, Inc. (a)	1,400	4,830
Excel Technology, Inc. (a)	12,952	349,963
FARO Technologies, Inc. (a)	4,416	146,567
FLIR Systems, Inc. (a)	29,078	1,202,666
Frequency Electronics, Inc.	500	5,270
Gerber Scientific, Inc. (a)	4,538	51,779
Giga-Tronics, Inc. (a)	3,000	5,220
GTSI Corp. (a)	2,376	31,458
IEC Electronics Corp. (a)	100	182
Ingram Micro, Inc. Class A (a)	61,627	1,276,911
InPlay Technologies, Inc. (a)	1,500	2,010
Insight Enterprises, Inc. (a)	30,442	674,595
Iteris, Inc. (a)	1,200	2,940
Itron, Inc. (a)	11,691	790,896
Jabil Circuit, Inc.	79,544	1,829,512
Jaco Electronics, Inc. (a)	1,950	4,758
Keithley Instruments, Inc.	11,433	151,716
KEMET Corp. (a)	62,217	477,827
L-1 Identity Solutions, Inc. (d)	38,528	823,729
LeCroy Corp. (a)	2,030	18,676
LightPath Technologies, Inc. Class A (a)	437	2,294
Littelfuse, Inc. (a)	19,009	761,881
LoJack Corp. (a)	4,299	94,492
Maxwell Technologies, Inc. (a)(d)	1,314	18,054
MDI, Inc. (a)(d)	3,700	5,883
Measurement Specialties, Inc. (a)	3,947	78,506
Mechanical Technology, Inc. (a)	4,800	6,000
Mercury Computer Systems, Inc. (a)	3,844	50,049
Merix Corp. (a)	1,450	10,846
Mesa Laboratories, Inc.	2,540	62,611
Methode Electronics, Inc. Class A	32,238	486,149
Mettler-Toledo International, Inc. (a)	17,105	1,681,422
Micronetics, Inc. (a)	1,137	9,289
MOCON, Inc.	2,570	30,069
Molex, Inc.	53,490	1,590,793
MTS Systems Corp.	10,980	482,132
Multi-Fineline Electronix, Inc. (a)(d)	2,695	46,031
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
National Instruments Corp.	25,922	$ 817,061
Newport Corp. (a)	27,067	403,840
Nexxus Lighting, Inc. (a)	2,100	11,424
NU Horizons Electronics Corp. (a)	4,122	49,876
OSI Systems, Inc. (a)	2,566	68,692
OYO Geospace Corp. (a)	1,552	117,269
Park Electrochemical Corp.	3,439	95,776
Paxar Corp. (a)	19,996	604,879
PC Connection, Inc. (a)	2,687	31,008
Photon Dynamics, Inc. (a)	2,665	29,182
Planar Systems, Inc. (a)	2,649	19,205
Plexus Corp. (a)	15,464	340,363
RadiSys Corp. (a)	4,060	54,891
Research Frontiers, Inc. (a)(d)	2,000	20,900
Richardson Electronics Ltd.	2,923	27,915
Rofin-Sinar Technologies, Inc. (a)	9,989	674,258
Rogers Corp. (a)	6,618	266,308
Sanmina-SCI Corp. (a)	234,908	838,622
ScanSource, Inc. (a)	12,961	375,610
Smart Modular Tech WWH, Inc. (a)	9,803	140,477
Solectron Corp. (a)	375,880	1,277,992
Spectrum Control, Inc. (a)	1,791	25,862
Staktek Holdings, Inc. (a)	558	1,540
StockerYale, Inc. (a)	1,200	1,716
Sunpower Corp. Class A (a)(d)	17,443	931,631
SYNNEX Corp. (a)	6,678	136,765
Tech Data Corp. (a)	23,430	863,630
Technitrol, Inc.	21,812	574,528
Tektronix, Inc.	35,693	1,080,427
Trimble Navigation Ltd. (a)	39,036	1,139,461
TTM Technologies, Inc. (a)	8,779	97,096
Universal Display Corp. (a)(d)	21,705	338,815
Vishay Intertechnology, Inc. (a)	57,778	1,029,604
X-Rite, Inc.	29,750	445,060
Zones, Inc. (a)	4,777	44,378
Zygo Corp. (a)	11,433	172,867
		51,882,091
Internet Software & Services - 1.4%
24/7 Real Media, Inc. (a)(d)	33,567	394,077
Akamai Technologies, Inc. (a)(d)	70,336	3,109,555
aQuantive, Inc. (a)	26,398	1,683,928
Ariba, Inc. (a)	18,248	169,889
Art Technology Group, Inc. (a)	14,909	42,342
Autobytel, Inc. (a)	6,680	29,125
Bankrate, Inc. (a)(d)	3,680	160,080
Chordiant Software, Inc. (a)	6,787	96,036
CMGI, Inc. (a)	271,944	679,860
CNET Networks, Inc. (a)	69,923	634,202
Communication Intelligence Corp. (a)	3,800	741
CyberSource Corp. (a)	3,344	43,940
DealerTrack Holdings, Inc. (a)	17,942	647,527

	Shares	Value
deltathree, Inc. (a)	500	$ 680
Digital River, Inc. (a)	15,878	816,447
DivX, Inc.	15,267	243,967
EarthLink, Inc. (a)	39,703	328,741
eBay, Inc. (a)	455,282	14,823,982
eCollege.com (a)	12,580	277,137
eGain Communications Corp. (a)	500	575
Entrust, Inc. (a)	9,434	38,774
Equinix, Inc. (a)(d)	10,569	923,519
Google, Inc. Class A (sub. vtg.) (a)	97,614	48,587,369
Greenfield Online, Inc. (a)	3,702	58,492
I-Many, Inc. (a)	5,700	12,084
iBasis, Inc. (a)	13,800	142,692
InfoSpace, Inc.	22,445	549,454
Innodata Isogen, Inc. (a)	10,986	41,417
Internap Network Services Corp. (a)	31,452	465,804
Internet America, Inc. (a)	4,200	1,092
Internet Capital Group, Inc. (a)	38,165	445,767
Internet Commerce Corp. Class A (a)	600	2,154
Interwoven, Inc. (a)	7,104	106,418
iPass, Inc. (a)(d)	26,101	138,857
j2 Global Communications, Inc. (a)(d)	25,850	861,581
Jupiter Media Metrix, Inc. (a)	4,711	0
Jupitermedia Corp. (a)	1,200	8,640
Keynote Systems, Inc. (a)	20,911	330,394
LookSmart Ltd. (a)	2,241	7,664
LoopNet, Inc.	612	12,540
LQ Corp., Inc. (a)	574	591
Marchex, Inc. Class B	7,407	114,734
MIVA, Inc. (a)	3,079	17,150
NaviSite, Inc. (a)	344	2,305
NetRatings, Inc. (a)	3,911	81,975
NIC, Inc.	5,017	28,346
Omniture, Inc. (d)	22,045	386,008
On2.Com, Inc. (a)(d)	22,666	70,038
Online Resources Corp. (a)	30,570	379,985
Onstream Media Corp. (a)	206	571
Openwave Systems, Inc. (a)(d)	28,230	290,769
Optio Software, Inc. (a)	3,000	3,960
Perficient, Inc. (a)	16,992	356,832
RealNetworks, Inc. (a)	49,719	421,120
S1 Corp. (a)	47,291	387,786
Saba Software, Inc. (a)	3,088	18,559
SAVVIS, Inc. (a)	8,287	415,925
Selectica, Inc. (a)	6,434	12,482
SonicWALL, Inc. (a)	15,630	129,104
Supportsoft, Inc. (a)	12,011	68,463
Switch & Data Facilities Co., Inc.	3,400	63,206
Terremark Worldwide, Inc. (a)(d)	7,893	58,329
The Knot, Inc. (a)	15,066	285,651
The Sedona Corp. (a)	6,100	1,525
TheStreet.com, Inc.	4,299	50,040
Tumbleweed Communications Corp. (a)	1,858	5,240
United Online, Inc.	21,373	364,623
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
ValueClick, Inc. (a)	51,354	$ 1,608,921
VeriSign, Inc. (a)	100,851	3,008,385
Vignette Corp. (a)	23,657	440,257
VistaPrint Ltd. (a)	12,385	496,267
Visual Sciences, Inc. (a)(d)	23,973	390,041
Web.com, Inc. (a)	1,108	5,507
webMethods, Inc. (a)	51,138	470,470
Websense, Inc. (a)	27,212	612,270
WorldGate Communications, Inc. (a)	1,300	754
Yahoo!, Inc. (a)	550,945	15,812,122
Zix Corp. (a)(d)	10,905	20,065
		103,797,919
IT Services - 1.4%
Accenture Ltd. Class A	251,082	10,279,297
Acxiom Corp.	35,587	989,319
Affiliated Computer Services, Inc. Class A (a)	41,380	2,414,523
Alliance Data Systems Corp. (a)	26,541	2,068,075
Answerthink, Inc. (a)	2,704	9,572
Applied Digital Solutions, Inc. (a)	2,397	3,284
Authorize.Net Holdings, Inc. (a)	4,958	81,113
Automatic Data Processing, Inc.	239,235	11,889,980
BearingPoint, Inc. (a)	87,831	649,071
Broadridge Financial Solutions, Inc. (a)	58,266	1,179,304
CACI International, Inc. Class A (a)	15,702	809,438
Ceridian Corp. (a)	61,863	2,188,094
CheckFree Corp. (a)	30,738	1,206,467
Ciber, Inc. (a)	8,945	79,700
Cognizant Technology Solutions Corp. Class A (a)	60,561	4,757,672
Computer Sciences Corp. (a)	74,698	4,138,269
Convergys Corp. (a)	56,164	1,445,661
Covansys Corp. (a)	10,298	347,969
CSG Systems International, Inc. (a)	20,682	574,960
CSP, Inc. (a)(d)	4,299	38,691
Direct Insite Corp. (a)	40	64
DST Systems, Inc. (a)(d)	22,371	1,873,124
Edgewater Technology, Inc. (a)	3,344	28,123
eFunds Corp. (a)	23,633	799,032
Electronic Data Systems Corp.	221,788	6,389,712
eLoyalty Corp.	5,011	126,929
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)(d)	13,770	370,000
Fidelity National Information Services, Inc.	122,251	6,591,774
First Data Corp.	324,614	10,614,878
Fiserv, Inc. (a)	76,584	4,537,602
Forrester Research, Inc. (a)	9,538	258,671
Gartner, Inc. Class A (a)	26,398	727,529
Gevity HR, Inc.	5,103	107,163
Global Cash Access Holdings, Inc. (a)	20,102	326,658

	Shares	Value
Global Payments, Inc.	31,439	$ 1,258,818
Heartland Payment Systems, Inc. (d)	15,286	389,029
Hewitt Associates, Inc. Class A (a)	48,424	1,453,688
iGate Corp. (a)	5,233	37,678
Infocrossing, Inc. (a)(d)	15,112	275,794
Inforte Corp. (a)	640	2,675
infoUSA, Inc.	16,201	173,027
Integral Systems, Inc.	4,431	113,434
Iron Mountain, Inc. (a)	70,412	1,935,626
Keane, Inc. (a)	35,538	504,284
Lionbridge Technologies, Inc. (a)	21,896	131,595
ManTech International Corp. Class A (a)	8,762	280,209
Mastercard, Inc. Class A	26,748	4,000,163
Maximus, Inc.	17,751	767,198
MoneyGram International, Inc.	38,044	1,108,602
MPS Group, Inc. (a)	54,337	747,134
New Century Equity Holdings Corp.	1,200	302
Paychex, Inc.	148,895	6,015,358
Perot Systems Corp. Class A (a)	26,837	458,376
PFSweb, Inc. (a)	9,924	9,626
RightNow Technologies, Inc. (a)	665	10,361
Safeguard Scientifics, Inc. (a)	143,814	378,231
Sapient Corp. (a)	39,014	292,605
SI International, Inc. (a)	2,710	85,501
SM&A (a)	4,601	32,115
SRA International, Inc. Class A (a)	17,782	451,485
StarTek, Inc.	2,269	23,688
Storage Engine, Inc. (a)	434	4
Sykes Enterprises, Inc. (a)	7,284	141,892
Syntel, Inc.	6,687	231,504
Technology Solutions Co. (a)	455	3,312
The BISYS Group, Inc. (a)	51,744	607,992
The Management Network Group, Inc. (a)	1,200	2,340
The Western Union Co.	332,558	7,465,927
TNS, Inc.	21,195	251,585
Total System Services, Inc. (d)	22,550	748,435
TSR, Inc.	100	393
Tyler Technologies, Inc. (a)	7,594	92,115
Unisys Corp. (a)	131,891	1,097,333
VeriFone Holdings, Inc. (a)	28,844	998,868
Wright Express Corp. (a)	23,382	820,007
		111,300,027
Office Electronics - 0.1%
Xerox Corp. (a)	408,880	7,715,566
Zebra Technologies Corp. Class A (a)	31,763	1,274,014
		8,989,580
Semiconductors & Semiconductor Equipment - 2.5%
8X8, Inc. (a)(d)	1,000	1,440
Actel Corp. (a)	4,572	63,871
Advanced Analogic Technologies, Inc. (a)	28,971	256,683
Advanced Energy Industries, Inc. (a)	21,532	528,395
Advanced Micro Devices, Inc. (a)(d)	237,615	3,390,766
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
AEHR Test Systems (a)	3,637	$ 22,004
Altera Corp.	155,889	3,555,828
AMIS Holdings, Inc. (a)	47,864	611,702
Amkor Technology, Inc. (a)	33,706	479,299
Amtech Systems, Inc. (a)	4,180	33,482
ANADIGICS, Inc. (a)(d)	46,131	580,789
Analog Devices, Inc.	156,064	5,651,077
Applied Materials, Inc.	600,683	11,473,045
Applied Micro Circuits Corp. (a)	178,361	501,194
Asyst Technologies, Inc. (a)	6,605	47,424
Atheros Communications, Inc. (a)	20,760	604,324
Atmel Corp. (a)	212,180	1,186,086
ATMI, Inc. (a)	20,924	639,228
Axcelis Technologies, Inc. (a)	26,723	171,829
AXT, Inc. (a)	6,090	23,447
Broadcom Corp. Class A (a)	192,822	5,892,640
Brooks Automation, Inc. (a)	54,086	956,781
Cabot Microelectronics Corp. (a)(d)	8,009	267,981
California Micro Devices Corp. (a)	1,400	6,818
Centillium Communications, Inc. (a)	3,503	7,707
Ceva, Inc. (a)	3,705	27,417
Cirrus Logic, Inc. (a)	72,913	564,347
Cohu, Inc.	4,269	87,258
Conexant Systems, Inc. (a)(d)	158,040	203,872
Credence Systems Corp. (a)	36,936	122,628
Cree, Inc. (a)(d)	26,760	602,100
Cymer, Inc. (a)	12,474	500,706
Cypress Semiconductor Corp. (a)	64,504	1,384,901
Diodes, Inc. (a)	5,180	191,608
DSP Group, Inc. (a)	29,152	635,222
Electroglas, Inc. (a)	5,581	12,111
EMCORE Corp. (a)(d)	3,401	16,495
Entegris, Inc. (a)	50,797	584,166
ESS Technology, Inc. (a)	6,403	8,772
Exar Corp. (a)	31,629	429,838
Fairchild Semiconductor International, Inc. (a)	50,510	930,394
FEI Co. (a)	16,764	621,944
FormFactor, Inc. (a)	20,616	820,104
FSI International, Inc. (a)	5,015	21,815
Genesis Microchip, Inc. (a)	9,025	78,337
Hi/fn, Inc. (a)	1,922	11,417
Hittite Microwave Corp. (a)	10,757	437,272
Ibis Technology Corp. (a)	2,229	3,210
Ikanos Communications, Inc. (a)	40,760	291,026
Integrated Device Technology, Inc. (a)	90,139	1,352,986
Integrated Silicon Solution, Inc. (a)	5,041	28,683
Intel Corp.	2,509,664	55,639,251
International Rectifier Corp. (a)	33,427	1,211,060
Intersil Corp. Class A	52,088	1,567,849
Intest Corp. (a)	2,530	11,562

	Shares	Value
Intevac, Inc. (a)	15,683	$ 302,525
IXYS Corp. (a)	4,418	41,308
KLA-Tencor Corp.	85,027	4,674,784
Kopin Corp. (a)	11,225	40,186
Kulicke & Soffa Industries, Inc. (a)	9,508	90,992
Lam Research Corp. (a)	60,735	3,259,040
Lattice Semiconductor Corp. (a)	25,736	135,629
Leadis Technology, Inc. (a)	8,517	31,087
Linear Technology Corp.	127,495	4,575,796
LSI Logic Corp. (a)	316,140	2,744,095
LTX Corp. (a)	9,783	57,231
Marvell Technology Group Ltd. (a)	198,358	3,118,188
Mattson Technology, Inc. (a)	8,822	86,985
Maxim Integrated Products, Inc.	140,067	4,307,060
MEMC Electronic Materials, Inc. (a)	71,815	4,364,916
Micrel, Inc.	15,707	195,709
Micro Component Technology, Inc. (a)	4,500	1,260
Microchip Technology, Inc.	91,090	3,696,432
Micron Technology, Inc. (a)	337,369	4,109,154
Microsemi Corp. (a)(d)	27,037	623,203
Microtune, Inc. (a)	70,701	361,282
Mindspeed Technologies, Inc. (a)	30,106	65,631
MIPS Technologies, Inc. (a)	7,762	68,616
MKS Instruments, Inc. (a)	15,509	422,620
MoSys, Inc. (a)(d)	5,107	41,162
Nanometrics, Inc. (a)	800	4,952
National Semiconductor Corp.	139,497	3,755,259
NeoMagic Corp. (a)	200	658
Netlogic Microsystems, Inc. (a)(d)	7,321	225,780
Novellus Systems, Inc. (a)	54,768	1,680,830
NVIDIA Corp. (a)	147,306	5,107,099
Omnivision Technologies, Inc. (a)(d)	17,309	280,406
ON Semiconductor Corp. (a)(d)	125,026	1,342,779
PDF Solutions, Inc. (a)	5,015	49,498
Pericom Semiconductor Corp. (a)	5,374	58,899
Photronics, Inc. (a)	15,942	234,347
Pixelworks, Inc. (a)	6,687	9,161
PLX Technology, Inc. (a)	4,640	50,530
PMC-Sierra, Inc. (a)(d)	93,108	717,863
QuickLogic Corp. (a)	5,724	16,428
Rambus, Inc. (a)	45,568	860,324
Ramtron International Corp. (a)	5,613	19,140
RF Micro Devices, Inc. (a)	71,665	467,972
Rudolph Technologies, Inc. (a)	4,324	69,357
Semitool, Inc. (a)	5,613	55,793
Semtech Corp. (a)	44,783	745,637
Sigma Designs, Inc. (a)(d)	14,725	411,269
SigmaTel, Inc. (a)	4,765	15,725
Silicon Image, Inc. (a)	21,715	181,972
Silicon Laboratories, Inc. (a)	26,967	933,598
Silicon Storage Technology, Inc. (a)	22,297	88,073
SiRF Technology Holdings, Inc. (a)	18,743	406,723
Skyworks Solutions, Inc. (a)	76,048	539,180
Spansion, Inc. Class A (a)	29,375	319,600
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
SRS Labs, Inc. (a)	3,224	$ 48,070
Standard Microsystems Corp. (a)	15,940	494,459
Supertex, Inc. (a)	2,545	85,334
Tegal Corp. (a)	508	2,372
Teradyne, Inc. (a)	72,864	1,240,145
Tessera Technologies, Inc. (a)	22,178	1,008,434
Texas Instruments, Inc.	636,745	22,515,303
Transwitch Corp. (a)(d)	17,260	29,687
Trident Microsystems, Inc. (a)	25,747	525,239
Trio-Tech International (d)	4,299	82,455
TriQuint Semiconductor, Inc. (a)	118,241	624,312
Ultratech, Inc. (a)	4,385	58,540
Varian Semiconductor Equipment Associates, Inc. (a)	37,650	1,586,948
Veeco Instruments, Inc. (a)	5,015	90,872
Virage Logic Corp. (a)	3,759	26,990
Volterra Semiconductor Corp. (a)(d)	6,029	94,776
White Electronic Designs Corp. (a)	3,800	22,192
Xilinx, Inc.	137,630	3,919,702
Zoran Corp. (a)	21,434	431,466
		194,303,230
Software - 3.1%
Activision, Inc. (a)	127,164	2,516,576
Actuate Corp. (a)	53,146	329,505
Adept Technology, Inc. (a)	680	5,202
Adobe Systems, Inc. (a)	251,200	11,072,896
Advent Software, Inc. (a)	4,896	176,501
Agile Software Corp. (a)	27,269	218,697
American Software, Inc. Class A (a)	4,418	42,678
Ansoft Corp. (a)	1,194	38,256
Ansys, Inc. (a)	11,482	644,829
Applix, Inc. (a)	3,105	48,283
ARI Network Services, Inc. (a)	2,800	5,040
Aspen Technology, Inc. (a)	34,011	505,403
Atari, Inc. (a)	3,436	10,652
Authentidate Holding Corp. (a)	1,900	2,907
Autodesk, Inc. (a)	96,355	4,379,335
BEA Systems, Inc. (a)	169,917	2,183,433
Bitstream, Inc. Class A (a)	6,051	50,405
Blackbaud, Inc.	30,457	721,526
Blackboard, Inc. (a)	20,402	839,542
BMC Software, Inc. (a)	84,425	2,797,845
Borland Software Corp. (a)(d)	26,015	155,049
Bottomline Technologies, Inc. (a)	26,416	334,955
BSQUARE Corp. (a)	300	1,746
CA, Inc.	184,275	4,888,816
Cadence Design Systems, Inc. (a)(d)	120,452	2,735,465
CAM Commerce Solutions, Inc.	2,747	76,476
Captaris, Inc. (a)	8,598	44,280
Catapult Communications Corp. (a)	1,791	18,143
Citrix Systems, Inc. (a)	80,646	2,710,512

	Shares	Value
CommVault Systems, Inc.	18,589	$ 311,552
Compuware Corp. (a)	149,829	1,702,057
Concur Technologies, Inc. (a)	23,704	472,184
Convera Corp. Class A (a)(d)	2,323	9,896
Datawatch Corp. (a)	2,268	11,113
Digimarc Corp. (a)	1,730	16,297
Dynamics Research Corp. (a)	2,841	37,189
Electronic Arts, Inc. (a)	130,971	6,400,553
Embarcadero Technologies, Inc. (a)	2,866	20,463
Epicor Software Corp. (a)	10,026	145,176
EPIQ Systems, Inc. (a)(d)	3,759	99,238
ePlus, Inc. (a)	1,200	11,688
eSpeed, Inc. Class A (a)	5,678	51,670
FactSet Research Systems, Inc.	18,006	1,149,323
Fair Isaac Corp.	24,213	916,462
FalconStor Software, Inc. (a)	3,941	42,760
GraphOn Corp. (a)	4,200	714
GSE Systems, Inc. (a)	452	3,051
i2 Technologies, Inc. (a)(d)	13,978	262,227
Informatica Corp. (a)	51,545	786,577
Interactive Intelligence, Inc. (a)	2,508	49,357
Intervoice, Inc. (a)	13,560	106,853
Intuit, Inc. (a)	132,280	4,034,540
Jack Henry & Associates, Inc.	32,852	868,935
JDA Software Group, Inc. (a)	26,690	485,491
Kronos, Inc. (a)	19,286	1,056,680
Lawson Software, Inc. (a)(d)	77,423	710,743
Macrovision Corp. (a)	27,780	776,451
Magma Design Automation, Inc. (a)	5,493	81,406
Manhattan Associates, Inc. (a)	9,371	272,321
McAfee, Inc. (a)	70,474	2,590,624
Mentor Graphics Corp. (a)	24,936	355,587
MICROS Systems, Inc. (a)	16,242	901,269
Microsoft Corp.	3,787,869	116,173,942
MicroStrategy, Inc. Class A (a)	4,892	507,887
Midway Games, Inc. (a)(d)	8,708	54,947
Mobius Management Systems, Inc. (a)	6,846	68,460
Moldflow Corp. (a)	3,162	69,943
MSC.Software Corp. (a)	20,093	266,433
Napster, Inc. (a)	4,053	15,199
NAVTEQ Corp. (a)	38,381	1,643,858
NetManage, Inc. (a)	1,157	5,820
NetScout Systems, Inc. (a)	9,157	74,080
NetSol Technologies, Inc. (a)	20	33
Novell, Inc. (a)	129,505	1,012,729
Nuance Communications, Inc. (a)(d)	61,035	1,021,116
Opnet Technologies, Inc. (a)	5,444	61,354
Opsware, Inc. (a)(d)	29,811	269,790
Oracle Corp. (a)	1,713,118	33,200,227
Parametric Technology Corp. (a)	48,969	914,741
Peerless Systems Corp. (a)	200	502
Pegasystems, Inc.	4,263	45,827
Pervasive Software, Inc. (a)	4,889	21,512
Phoenix Technologies Ltd. (a)	3,582	29,444
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Plato Learning, Inc. (a)	2,149	$ 9,971
Progress Software Corp. (a)	14,011	460,401
QAD, Inc.	4,871	40,527
Quality Systems, Inc. (d)	4,313	176,617
Quest Software, Inc. (a)	17,355	298,853
Quovadx, Inc. (a)	9,015	28,037
Radiant Systems, Inc. (a)	3,224	43,395
Red Hat, Inc. (a)	77,044	1,892,201
Renaissance Learning, Inc.	5,254	61,840
Salesforce.com, Inc. (a)	35,410	1,673,123
SCO Group, Inc. (a)	3,132	3,790
Secure Computing Corp. (a)	45,298	345,171
Smith Micro Software, Inc. (a)	4,403	69,259
Solera Holdings, Inc.	11,753	207,440
Sonic Foundry, Inc. (a)	1,800	4,320
Sonic Solutions, Inc. (a)	21,391	275,944
Sourcefire, Inc.	3,343	45,966
SourceForge, Inc. (a)	13,735	60,846
SPSS, Inc. (a)	15,192	668,600
StorageNetworks, Inc. (a)	13,600	0
SumTotal Systems, Inc. (a)	682	5,401
Sybase, Inc. (a)	33,410	803,845
Symantec Corp. (a)	398,806	7,972,132
Synopsys, Inc. (a)	60,758	1,611,302
Synplicity, Inc. (a)	300	1,932
Take-Two Interactive Software, Inc. (a)(d)	40,097	825,597
TenFold Corp. (a)	2,690	1,049
THQ, Inc. (a)	26,897	917,188
TIBCO Software, Inc. (a)	102,805	927,301
Transaction Systems Architects, Inc. Class A (a)	14,442	491,750
Ultimate Software Group, Inc. (a)	6,598	186,657
Vasco Data Security International, Inc. (a)	22,415	510,390
Versant Corp. (a)	320	6,624
Vertical Communications, Inc. (a)	533	426
Voxware, Inc. (a)	63	399
Wave Systems Corp. Class A (a)	700	1,505
Wayside Technology Group, Inc.	1,433	22,699
Wind River Systems, Inc. (a)	35,161	373,058
		238,778,800
TOTAL INFORMATION TECHNOLOGY		1,134,066,120
MATERIALS - 3.4%
Chemicals - 1.6%
A. Schulman, Inc.	16,718	404,408
Air Products & Chemicals, Inc.	85,046	6,632,738
Airgas, Inc.	28,629	1,220,741
Albemarle Corp.	26,964	1,095,817
American Pacific Corp. (a)	800	13,176

	Shares	Value
American Vanguard Corp. (d)	9,611	$ 132,536
Arch Chemicals, Inc.	11,254	395,691
Ashland, Inc.	24,129	1,455,461
Atlantis Plastics, Inc. Class A (a)	600	2,568
Balchem Corp.	13,014	229,567
Cabot Corp.	29,397	1,420,169
Calgon Carbon Corp. (a)(d)	36,144	366,139
Celanese Corp. Class A	59,436	2,162,876
CF Industries Holdings, Inc.	26,664	1,192,681
Chemtura Corp.	109,513	1,192,597
Cytec Industries, Inc.	12,647	751,864
Dow Chemical Co.	417,598	18,950,597
E.I. du Pont de Nemours & Co.	401,351	20,998,684
Eastman Chemical Co.	35,613	2,356,156
Ecolab, Inc.	74,519	3,215,495
Eden Bioscience Corp. (a)	2,790	2,957
Ferro Corp.	18,316	435,371
FMC Corp.	13,624	1,139,784
Georgia Gulf Corp. (d)	20,139	347,599
H.B. Fuller Co.	28,660	780,985
Hawkins, Inc.	6,199	91,745
Hercules, Inc. (a)	39,866	750,677
Huntsman Corp.	41,802	836,040
International Flavors & Fragrances, Inc.	34,855	1,789,107
Koppers Holdings, Inc.	8,700	279,879
Kronos Worldwide, Inc.	87	2,724
Landec Corp. (a)	21,495	292,977
Lubrizol Corp.	28,420	1,867,762
Lyondell Chemical Co.	98,438	3,658,940
Material Sciences Corp. (a)	1,552	16,482
Minerals Technologies, Inc.	8,660	550,863
Monsanto Co.	231,716	14,273,706
Nalco Holding Co.	49,849	1,317,509
Nanophase Technologies Corp. (a)(d)	4,415	27,991
NewMarket Corp.	8,586	410,840
NL Industries, Inc.	6,360	68,052
Olin Corp.	40,214	813,931
OM Group, Inc. (a)	16,631	1,039,604
OMNOVA Solutions, Inc. (a)	3,702	20,768
Penford Corp.	600	11,454
Pioneer Companies, Inc. (a)	5,971	205,522
PolyOne Corp. (a)	34,189	243,768
PPG Industries, Inc.	71,507	5,448,118
Praxair, Inc.	138,966	9,462,195
Quaker Chemical Corp.	836	20,022
Rockwood Holdings, Inc. (a)	19,618	629,542
Rohm & Haas Co.	58,233	3,086,931
RPM International, Inc.	44,332	1,007,223
Sensient Technologies Corp.	13,223	344,327
Sigma Aldrich Corp.	51,131	2,212,950
Spartech Corp.	13,865	371,582
Stepan Co.	836	25,573
Symyx Technologies, Inc. (a)	19,320	202,667
Terra Industries, Inc. (d)	47,555	922,091
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Terra Nitrogen Co. LP	3,770	$ 321,883
The Mosaic Co.	61,464	2,159,230
The Scotts Miracle-Gro Co. Class A	16,958	780,746
Tronox, Inc. Class A	31,374	441,746
Valspar Corp.	39,915	1,153,144
W.R. Grace & Co. (a)(d)	29,582	800,785
Wellman, Inc.	2,274	8,004
Westlake Chemical Corp.	10,398	291,664
Zoltek Companies, Inc. (a)(d)	13,761	518,102
		125,675,523
Construction Materials - 0.2%
Eagle Materials, Inc.	21,380	1,072,635
Florida Rock Industries, Inc.	21,199	1,442,804
Headwaters, Inc. (a)(d)	13,170	259,712
Martin Marietta Materials, Inc.	18,966	2,948,075
Texas Industries, Inc.	10,089	877,541
U.S. Concrete, Inc. (a)	30,514	269,744
Vulcan Materials Co.	36,551	4,374,789
		11,245,300
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	4,716	210,522
Aptargroup, Inc.	30,848	1,158,651
Ball Corp.	40,637	2,249,664
Bemis Co., Inc.	35,746	1,202,138
Caraustar Industries, Inc. (a)	6,248	37,051
Chesapeake Corp.	13,027	174,171
Crown Holdings, Inc. (a)	66,968	1,669,512
Graphic Packaging Corp. (a)	22,196	109,648
Greif Brothers Corp. Class A	16,522	919,615
MOD-PAC Corp. (sub. vtg.) (a)	1,150	11,362
Myers Industries, Inc.	14,920	330,776
Owens-Illinois, Inc.	62,709	2,132,106
Packaging Corp. of America	29,091	752,293
Pactiv Corp. (a)	53,596	1,820,656
Rock-Tenn Co. Class A	21,495	750,605
Sealed Air Corp.	72,507	2,341,976
Silgan Holdings, Inc.	7,643	441,154
Smurfit-Stone Container Corp.	115,579	1,494,436
Sonoco Products Co.	39,588	1,714,160
Temple-Inland, Inc.	45,713	2,879,919
		22,400,415
Metals & Mining - 1.0%
A.M. Castle & Co.	9,744	360,528
AK Steel Holding Corp. (a)(d)	49,292	1,711,418
Alcoa, Inc.	376,844	15,556,120
Allegheny Technologies, Inc.	41,466	4,793,055
Amcol International Corp.	4,569	113,631
Brush Engineered Materials, Inc. (a)	5,620	301,513
Carpenter Technology Corp.	10,169	1,348,104
Century Aluminum Co. (a)	7,523	423,846

	Shares	Value
Chaparral Steel Co.	15,402	$ 1,127,426
Cleveland-Cliffs, Inc. (d)	13,984	1,234,647
Coeur d'Alene Mines Corp. (a)(d)	91,517	330,376
Commercial Metals Co.	47,831	1,681,260
Compass Minerals International, Inc.	13,248	452,419
Freeport-McMoRan Copper & Gold, Inc. Class B	160,387	12,622,457
Gibraltar Industries, Inc.	13,833	297,963
Haynes International, Inc. (a)	4,447	394,271
Hecla Mining Co.	61,413	491,304
Kaiser Aluminum Corp. (a)	5,374	409,768
Meridian Gold, Inc. (a)	45,975	1,179,259
Metal Management, Inc.	11,942	578,232
Newmont Mining Corp.	187,878	7,642,877
NN, Inc.	14,100	177,378
Northwest Pipe Co. (a)	12,239	441,828
Nucor Corp.	117,177	7,914,135
Quanex Corp.	13,123	629,117
Reliance Steel & Aluminum Co.	27,169	1,667,362
Royal Gold, Inc. (d)	8,028	216,274
RTI International Metals, Inc. (a)	9,156	812,595
Ryerson Tull, Inc. (d)	18,740	710,808
Schnitzer Steel Industries, Inc. Class A	7,674	415,931
Southern Copper Corp. (d)	29,889	2,650,557
Steel Dynamics, Inc.	39,573	1,855,974
Steel Technologies, Inc.	3,105	93,057
Stillwater Mining Co. (a)	19,745	250,762
Synalloy Corp.	700	26,152
Titanium Metals Corp. (d)	56,098	1,940,991
United States Steel Corp.	50,238	5,684,932
Universal Stainless & Alloy Products, Inc. (a)	3,224	135,311
Wheeling Pittsburgh Corp. (a)	2,763	60,786
Worthington Industries, Inc.	27,749	585,781
		79,320,205
Paper & Forest Products - 0.3%
Bowater, Inc.	21,552	448,066
Buckeye Technologies, Inc. (a)	7,804	110,973
Deltic Timber Corp.	8,578	462,869
Domtar Corp. (a)	234,992	2,561,413
Glatfelter	16,157	219,574
International Paper Co.	196,261	7,687,543
Louisiana-Pacific Corp.	46,304	949,232
MeadWestvaco Corp.	76,983	2,694,405
Neenah Paper, Inc.	13,013	569,969
Pope & Talbot, Inc. (a)(d)	1,500	6,270
Schweitzer-Mauduit International, Inc.	6,659	200,036
Wausau-Mosinee Paper Corp.	43,208	591,518
Weyerhaeuser Co.	90,583	7,424,183
		23,926,051
TOTAL MATERIALS		262,567,494
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.5%
Alaska Communication Systems Group, Inc.	42,393	$ 668,962
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	2,709,284	112,001,801
C2 Global Technologies, Inc. (a)	450	270
Cbeyond, Inc. (a)	10,719	379,238
CenturyTel, Inc.	43,474	2,148,485
Cincinnati Bell, Inc.	143,413	836,098
Citizens Communications Co.	143,530	2,274,951
Cogent Communications Group, Inc. (a)	22,164	636,107
Consolidated Communications Holdings, Inc.	18,291	388,867
Covad Communications Group, Inc. (a)	40,529	38,904
CT Communications, Inc.	15,557	488,334
D&E Communications, Inc.	3,344	54,541
Embarq Corp.	63,100	4,054,806
FairPoint Communications, Inc.	4,350	78,300
Fonix Corp. (a)	465	0
General Communications, Inc. Class A (a)	26,997	357,710
Global Crossing Ltd. (a)	5,019	107,206
HickoryTech Corp.	540	4,396
Hungarian Telephone & Cable Corp. (a)	4,924	98,825
IDT Corp. Class B	39,891	496,244
Iowa Telecommunication Services, Inc.	13,345	300,129
Level 3 Communications, Inc. (a)(d)	474,401	2,761,014
Moscow CableCom Corp. (a)	2,030	25,700
NeuStar, Inc. Class A (a)(d)	31,107	903,969
North Pittsburgh Systems, Inc.	2,555	50,563
NTELOS Holding Corp.	12,351	311,492
Paetec Holding Corp. (a)	22,544	262,638
Premiere Global Services, Inc. (a)	22,726	287,938
Qwest Communications International, Inc. (a)	654,473	6,734,527
Shenandoah Telecommunications Co.	2,149	106,161
SureWest Communications	9,983	257,162
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	55,642	1,077,229
Verizon Communications, Inc.	1,255,544	54,653,830
Vonage Holdings Corp. (d)	6,797	20,459
Windstream Corp.	196,520	2,951,730
XETA Technologies, Inc. (a)	2,000	6,000
		195,824,586
Wireless Telecommunication Services - 0.9%
ALLTEL Corp.	159,415	10,923,116
American Tower Corp. Class A (a)	183,815	7,937,132
Centennial Communications Corp. Class A (a)	23,517	239,638
Clearwire Corp. (d)	16,762	326,859
Crown Castle International Corp. (a)	92,401	3,402,205
Dobson Communications Corp. Class A (a)	77,017	818,691

	Shares	Value
FiberTower Corp. (a)	27,468	$ 114,267
GoAmerica, Inc. (a)	30	158
InPhonic, Inc. (a)(d)	30,403	266,330
IPCS, Inc.	3,344	116,304
LCC International, Inc. (a)	2,300	8,625
Leap Wireless International, Inc. (a)	23,883	2,041,041
Metro One Telecommunications, Inc. (a)	1,450	3,031
MetroPCS Communications, Inc.	22,000	784,520
NII Holdings, Inc. (a)	63,026	5,134,728
Rural Cellular Corp. Class A (a)	5,613	184,948
SBA Communications Corp. Class A (a)	37,682	1,210,723
Sprint Nextel Corp.	1,246,188	28,475,396
SunCom Wireless Holdings, Inc. (a)	640	10,752
Syniverse Holdings, Inc. (a)	4,514	57,779
Telephone & Data Systems, Inc.	43,107	2,668,323
U.S. Cellular Corp.	4,026	319,544
USA Mobility, Inc.	19,338	444,967
Wireless Facilities, Inc. (a)	9,297	15,247
		65,504,324
TOTAL TELECOMMUNICATION SERVICES		261,328,910
UTILITIES - 3.7%
Electric Utilities - 1.7%
Allegheny Energy, Inc. (a)	70,058	3,740,397
Allete, Inc.	12,552	602,496
American Electric Power Co., Inc.	169,432	8,070,046
Central Vermont Public Service Corp.	2,866	104,437
Cleco Corp.	37,059	999,852
DPL, Inc.	48,523	1,480,437
Duke Energy Corp.	542,938	10,609,009
Duquesne Light Holdings, Inc.	38,015	767,903
Edison International	125,163	7,293,248
El Paso Electric Co. (a)	36,448	991,750
Empire District Electric Co.	6,807	160,577
Entergy Corp.	89,024	10,050,810
Exelon Corp.	289,971	22,617,738
FirstEnergy Corp.	134,904	9,339,404
FPL Group, Inc.	158,411	10,127,215
Great Plains Energy, Inc.	36,952	1,149,946
Hawaiian Electric Industries, Inc.	30,892	756,854
IDACORP, Inc.	24,625	817,796
ITC Holdings Corp.	22,621	981,751
MGE Energy, Inc.	11,941	405,039
Northeast Utilities	63,170	1,921,000
Otter Tail Corp.	9,692	316,928
Pepco Holdings, Inc.	79,879	2,385,187
Pinnacle West Capital Corp.	42,522	1,974,296
Portland General Electric Co.	17,532	514,389
PPL Corp.	159,965	7,351,991
Progress Energy, Inc.	110,386	5,529,235
Reliant Energy, Inc. (a)	149,526	3,830,856
Sierra Pacific Resources (a)	101,400	1,922,544
Southern Co.	326,098	11,742,789
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
UIL Holdings Corp.	5,771	$ 189,289
Unisource Energy Corp.	26,415	964,940
Unitil Corp.	2,363	66,400
Westar Energy, Inc.	47,666	1,263,626
		131,040,175
Gas Utilities - 0.3%
AGL Resources, Inc.	32,903	1,403,642
Amerigas Partners LP	10,374	393,278
Atmos Energy Corp.	36,856	1,193,766
Cascade Natural Gas Corp.	11,363	299,188
Chesapeake Utilities Corp. (a)	3,771	131,269
Delta Natural Gas Co., Inc.	1,791	45,760
Energen Corp.	25,780	1,518,958
EnergySouth, Inc.	2,326	113,579
Equitable Resources, Inc.	47,319	2,461,534
Ferrellgas Partners LP	9,553	238,347
Laclede Group, Inc.	15,031	468,366
National Fuel Gas Co.	25,861	1,178,227
New Jersey Resources Corp.	9,922	543,527
Nicor, Inc.	15,258	716,363
Northwest Natural Gas Co.	12,927	644,152
ONEOK, Inc.	39,104	2,115,526
Piedmont Natural Gas Co., Inc. (d)	33,355	885,242
Questar Corp.	35,946	3,882,527
SEMCO Energy, Inc. (a)	20,000	154,400
South Jersey Industries, Inc.	14,199	551,915
Southern Union Co.	44,517	1,549,192
Southwest Gas Corp.	26,857	1,024,863
Suburban Propane Partners LP	15,806	766,591
UGI Corp.	45,192	1,301,530
WGL Holdings, Inc.	32,132	1,133,296
		24,715,038
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	290,235	6,887,277
AMEN Properties, Inc. (a)	75	459
Black Hills Corp.	14,151	580,049
Constellation Energy Group, Inc.	76,652	7,034,354
Dynegy, Inc. (a)	184,539	1,786,338
Mirant Corp. (a)	107,983	5,010,411
NRG Energy, Inc. (d)	50,945	4,477,556
Ormat Technologies, Inc.	9,068	330,075
TXU Corp.	197,833	13,343,836
		39,450,355

	Shares	Value
Multi-Utilities - 1.1%
Alliant Energy Corp.	45,805	$ 1,978,776
Ameren Corp.	89,483	4,748,863
Aquila, Inc.	171,854	733,817
Avista Corp.	19,049	446,128
CenterPoint Energy, Inc.	108,094	2,046,219
CH Energy Group, Inc.	7,715	365,382
CMS Energy Corp.	99,418	1,814,379
Consolidated Edison, Inc.	106,303	5,189,712
Dominion Resources, Inc.	155,502	13,775,922
DTE Energy Co.	71,928	3,803,553
Energy East Corp.	62,124	1,501,537
Integrys Energy Group, Inc.	34,251	1,914,631
KeySpan Corp.	68,641	2,860,270
MDU Resources Group, Inc.	71,053	2,153,616
NiSource, Inc.	114,539	2,543,911
NorthWestern Energy Corp.	18,612	613,452
NSTAR (d)	39,576	1,378,432
OGE Energy Corp.	42,193	1,557,766
PG&E Corp.	152,294	7,502,002
PNM Resources, Inc.	22,732	670,821
Public Service Enterprise Group, Inc.	109,290	9,720,253
Puget Energy, Inc. (d)	49,195	1,240,206
SCANA Corp.	41,226	1,747,570
Sempra Energy	96,735	5,931,790
TECO Energy, Inc.	93,259	1,637,628
Vectren Corp.	34,149	988,955
Wisconsin Energy Corp.	48,739	2,360,430
Xcel Energy, Inc.	174,030	3,993,989
		85,220,010
Water Utilities - 0.1%
American States Water Co.	4,060	146,282
Aqua America, Inc. (d)	54,054	1,235,674
Artesian Resources Corp. Class A	3,752	73,614
California Water Service Group	3,941	146,723
Middlesex Water Co.	3,274	62,861
SJW Corp.	7,881	254,320
Southwest Water Co. (d)	7,527	98,002
		2,017,476
TOTAL UTILITIES		282,443,054
TOTAL COMMON STOCKS (Cost $5,954,562,113)		7,494,752,397
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.87% to 4.97% 6/21/07 (e) (Cost $11,965,776)	$ 12,000,000	11,967,984
Money Market Funds - 5.7%
	Shares	Value
Fidelity Cash Central Fund, 5.33% (b)	205,858,255	$ 205,858,255
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	231,117,315	231,117,315
TOTAL MONEY MARKET FUNDS (Cost $436,975,570)		436,975,570
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $6,403,503,459)	7,943,695,951
NET OTHER ASSETS - (2.8)%	(218,577,922)
NET ASSETS - 100%	$ 7,725,118,029
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
327 Russell 1000 Mini Index Contracts	June 2007	$ 27,745,950	$ 1,371,002
44 S&P 500 E-Mini Index Contracts	June 2007	3,372,380	129,617
485 S&P 500 Index Contracts	June 2007	185,864,125	9,937,638
151 S&P MidCap 400 E-Mini Index Contracts	June 2007	13,857,270	831,222
TOTAL EQUITY INDEX CONTRACTS		$ 230,839,725	$ 12,269,479
The face value of futures purchased as a percentage of net assets - 3.0%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with JP Morgan Chase, Inc.	Oct. 2007	$ 1,772,842	$ 312,401
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,967,984.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,853,109
Fidelity Securities Lending Cash Central Fund	605,301
Total	$ 3,458,410
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $6,440,871,982. Net unrealized appreciation aggregated $1,502,823,969, of which $1,814,941,579 related to appreciated investment securities and $312,117,610 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® U.S. Equity Index Fund

May 31, 2007

1.816023.102

UEI-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.2%
Johnson Controls, Inc.	416,250	$ 45,663
The Goodyear Tire & Rubber Co. (a)(d)	429,994	15,252
		60,915
Automobiles - 0.4%
Ford Motor Co. (d)	4,009,098	33,436
General Motors Corp. (d)	1,198,174	35,933
Harley-Davidson, Inc.	545,593	33,330
		102,699
Distributors - 0.1%
Genuine Parts Co.	361,163	18,535
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	296,456	14,221
H&R Block, Inc.	682,760	16,175
		30,396
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit (d)	937,180	47,271
Darden Restaurants, Inc.	307,564	14,016
Harrah's Entertainment, Inc.	394,866	33,741
Hilton Hotels Corp.	823,948	29,291
International Game Technology	716,587	28,800
Marriott International, Inc. Class A	698,553	32,168
McDonald's Corp.	2,549,417	128,873
Starbucks Corp. (a)	1,590,803	45,831
Starwood Hotels & Resorts Worldwide, Inc.	455,132	32,801
Wendy's International, Inc.	183,707	7,372
Wyndham Worldwide Corp. (a)	400,150	14,886
Yum! Brands, Inc.	558,458	37,819
		452,869
Household Durables - 0.6%
Black & Decker Corp.	138,965	13,122
Centex Corp.	253,023	12,236
D.R. Horton, Inc.	578,370	13,517
Fortune Brands, Inc.	322,965	26,089
Harman International Industries, Inc.	138,759	16,464
KB Home (d)	162,822	7,472
Leggett & Platt, Inc.	375,777	9,195
Lennar Corp. Class A (d)	292,182	13,338
Newell Rubbermaid, Inc.	588,060	18,677
Pulte Homes, Inc.	450,138	12,284
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Snap-On, Inc.	124,772	$ 6,746
The Stanley Works	175,430	11,092
Whirlpool Corp.	166,711	18,613
		178,845
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)(d)	658,833	45,552
IAC/InterActiveCorp (a)	460,011	15,916
		61,468
Leisure Equipment & Products - 0.2%
Brunswick Corp. (d)	192,195	6,617
Eastman Kodak Co.	609,062	15,446
Hasbro, Inc.	340,757	10,955
Mattel, Inc.	832,884	23,329
		56,347
Media - 3.3%
CBS Corp. Class B	1,563,455	52,001
Clear Channel Communications, Inc.	1,051,123	40,363
Comcast Corp. Class A	6,588,311	180,586
Dow Jones & Co., Inc.	138,404	7,378
E.W. Scripps Co. Class A	176,820	8,067
Gannett Co., Inc.	497,446	29,260
Interpublic Group of Companies, Inc. (d)	992,904	11,667
McGraw-Hill Companies, Inc.	751,886	52,865
Meredith Corp.	82,460	5,130
News Corp. Class A (d)	4,970,171	109,791
Omnicom Group, Inc.	353,979	37,274
The DIRECTV Group, Inc. (a)	1,640,984	38,333
The New York Times Co. Class A	304,887	7,656
The Walt Disney Co.	4,339,329	153,786
Time Warner, Inc.	8,082,798	172,729
Tribune Co.	376,532	12,515
Viacom, Inc. Class B (non-vtg.) (a)	1,466,248	65,864
		985,265
Multiline Retail - 1.1%
Big Lots, Inc. (a)	231,947	7,306
Dillard's, Inc. Class A	128,961	4,681
Dollar General Corp.	661,002	14,304
Family Dollar Stores, Inc.	321,217	10,809
Federated Department Stores, Inc.	973,677	38,879
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
JCPenney Co., Inc.	476,594	$ 38,356
Kohl's Corp. (a)	692,753	52,178
Nordstrom, Inc.	484,610	25,166
Sears Holdings Corp. (a)	176,052	31,693
Target Corp.	1,819,441	113,588
		336,960
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	186,937	15,450
AutoNation, Inc. (a)	318,887	7,054
AutoZone, Inc. (a)(d)	105,232	13,536
Bed Bath & Beyond, Inc. (a)	600,300	24,408
Best Buy Co., Inc.	857,556	41,411
Circuit City Stores, Inc.	301,518	4,845
Gap, Inc.	1,116,181	20,672
Home Depot, Inc.	4,323,322	168,048
Limited Brands, Inc.	724,546	19,019
Lowe's Companies, Inc.	3,225,826	105,872
Office Depot, Inc. (a)(d)	585,702	21,320
OfficeMax, Inc.	158,836	7,132
RadioShack Corp.	288,523	9,850
Sherwin-Williams Co.	236,402	15,990
Staples, Inc.	1,518,868	38,063
Tiffany & Co., Inc.	286,714	15,073
TJX Companies, Inc.	964,068	26,965
		554,708
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	784,164	40,275
Jones Apparel Group, Inc.	229,822	6,844
Liz Claiborne, Inc.	219,146	7,602
NIKE, Inc. Class B	800,731	45,441
Polo Ralph Lauren Corp. Class A	129,810	12,660
VF Corp.	190,751	17,889
		130,711
TOTAL CONSUMER DISCRETIONARY		2,969,718
CONSUMER STAPLES - 9.1%
Beverages - 2.0%
Anheuser-Busch Companies, Inc.	1,616,076	86,201
Brown-Forman Corp. Class B (non-vtg.)	166,941	11,395
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Enterprises, Inc.	589,581	$ 13,767
Constellation Brands, Inc. Class A (sub. vtg.) (d)	407,992	9,914
Molson Coors Brewing Co. Class B	99,430	9,105
Pepsi Bottling Group, Inc.	278,493	9,744
PepsiCo, Inc.	3,469,395	237,064
The Coca-Cola Co.	4,267,038	226,110
		603,300
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	958,169	54,108
CVS Caremark Corp.	3,262,845	125,750
Kroger Co.	1,499,726	45,472
Safeway, Inc.	933,143	32,175
SUPERVALU, Inc.	440,219	20,972
Sysco Corp.	1,307,008	43,288
Wal-Mart Stores, Inc.	5,209,360	247,966
Walgreen Co.	2,120,125	95,681
Whole Foods Market, Inc. (d)	297,800	12,240
		677,652
Food Products - 1.4%
Archer-Daniels-Midland Co.	1,382,722	48,451
Campbell Soup Co.	462,651	18,367
ConAgra Foods, Inc.	1,070,130	27,288
Dean Foods Co.	273,162	8,949
General Mills, Inc.	731,156	44,776
H.J. Heinz Co.	688,150	32,742
Hershey Co.	366,624	19,325
Kellogg Co.	531,119	28,670
Kraft Foods, Inc. Class A	3,473,839	117,555
McCormick & Co., Inc. (non-vtg.)	275,785	10,284
Sara Lee Corp.	1,553,766	27,812
Tyson Foods, Inc. Class A	534,392	11,912
Wm. Wrigley Jr. Co. (d)	462,121	27,080
		423,211
Household Products - 2.0%
Clorox Co.	320,414	21,513
Colgate-Palmolive Co.	1,087,601	72,826
Kimberly-Clark Corp.	966,930	68,613
Procter & Gamble Co.	6,684,274	424,786
		587,738
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	934,373	$ 35,871
Estee Lauder Companies, Inc. Class A	246,320	11,651
		47,522
Tobacco - 1.2%
Altria Group, Inc.	4,445,596	316,082
Reynolds American, Inc.	363,223	23,624
UST, Inc.	340,259	18,166
		357,872
TOTAL CONSUMER STAPLES		2,697,295
ENERGY - 10.2%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	678,390	55,954
BJ Services Co.	621,180	18,219
ENSCO International, Inc.	319,630	19,360
Halliburton Co.	1,936,016	69,600
Nabors Industries Ltd. (a)(d)	589,932	20,612
National Oilwell Varco, Inc. (a)	372,418	35,175
Noble Corp.	284,925	26,324
Rowan Companies, Inc. (d)	234,080	9,241
Schlumberger Ltd. (NY Shares)	2,496,593	194,410
Smith International, Inc.	422,367	23,446
Transocean, Inc. (a)	620,615	60,969
Weatherford International Ltd. (a)	716,346	38,926
		572,236
Oil, Gas & Consumable Fuels - 8.2%
Anadarko Petroleum Corp.	981,013	48,707
Apache Corp.	701,092	56,613
Chesapeake Energy Corp. (d)	867,389	30,237
Chevron Corp.	4,570,981	372,489
ConocoPhillips	3,482,814	269,674
CONSOL Energy, Inc.	386,647	18,787
Devon Energy Corp.	941,534	72,291
El Paso Corp.	1,479,331	25,208
EOG Resources, Inc.	516,878	39,748
Exxon Mobil Corp.	12,060,732	1,003,098
Hess Corp.	572,338	33,894
Marathon Oil Corp.	732,666	90,711
Murphy Oil Corp.	397,484	23,452
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	1,775,407	$ 97,594
Peabody Energy Corp. (d)	560,703	30,300
Spectra Energy Corp.	1,330,047	35,419
Sunoco, Inc.	257,041	20,489
Valero Energy Corp.	1,163,019	86,784
Williams Companies, Inc.	1,266,494	40,224
XTO Energy, Inc.	779,470	45,217
		2,440,936
TOTAL ENERGY		3,013,172
FINANCIALS - 20.8%
Capital Markets - 3.7%
Ameriprise Financial, Inc.	506,728	31,848
Bank of New York Co., Inc.	1,601,411	64,953
Bear Stearns Companies, Inc. (d)	253,720	38,048
Charles Schwab Corp.	2,175,718	48,888
E*TRADE Financial Corp.	904,894	21,672
Federated Investors, Inc. Class B (non-vtg.)	188,668	7,347
Franklin Resources, Inc.	354,644	48,139
Goldman Sachs Group, Inc.	871,412	201,139
Janus Capital Group, Inc.	401,923	11,125
Legg Mason, Inc.	278,585	28,145
Lehman Brothers Holdings, Inc.	1,114,449	81,778
Mellon Financial Corp.	881,183	38,182
Merrill Lynch & Co., Inc.	1,873,352	173,716
Morgan Stanley	2,255,148	191,778
Northern Trust Corp.	399,486	25,999
State Street Corp.	707,208	48,281
T. Rowe Price Group, Inc.	562,017	28,860
		1,089,898
Commercial Banks - 3.8%
BB&T Corp.	1,148,128	48,348
Comerica, Inc.	333,970	20,983
Commerce Bancorp, Inc. (d)	397,273	13,714
Compass Bancshares, Inc.	276,100	19,327
Fifth Third Bancorp (d)	1,178,351	49,915
First Horizon National Corp.	265,495	10,697
Huntington Bancshares, Inc.	498,888	11,205
KeyCorp	838,653	29,864
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
M&T Bank Corp.	162,741	$ 17,971
Marshall & Ilsley Corp.	541,710	25,997
National City Corp.	1,255,097	43,414
PNC Financial Services Group, Inc.	733,305	54,118
Regions Financial Corp.	1,550,101	55,292
SunTrust Banks, Inc.	752,583	67,198
Synovus Financial Corp. (d)	691,875	22,873
U.S. Bancorp, Delaware	3,752,086	129,747
Wachovia Corp.	4,037,069	218,769
Wells Fargo & Co.	7,157,169	258,302
Zions Bancorp	233,014	18,748
		1,116,482
Consumer Finance - 0.9%
American Express Co.	2,525,818	164,128
Capital One Financial Corp.	869,791	69,392
SLM Corp.	869,545	48,877
		282,397
Diversified Financial Services - 5.1%
Bank of America Corp.	9,474,022	480,428
Chicago Mercantile Exchange Holdings, Inc. Class A	73,823	39,200
CIT Group, Inc.	409,900	24,565
Citigroup, Inc.	10,385,320	565,896
JPMorgan Chase & Co.	7,357,844	381,357
Moody's Corp.	495,571	34,517
		1,525,963
Insurance - 4.7%
ACE Ltd.	692,127	42,614
AFLAC, Inc. (d)	1,041,976	55,079
Allstate Corp.	1,310,716	80,609
AMBAC Financial Group, Inc.	216,835	19,431
American International Group, Inc.	5,511,120	398,674
Aon Corp. (d)	632,071	27,128
Assurant, Inc.	212,532	12,635
Cincinnati Financial Corp.	366,130	16,630
Genworth Financial, Inc. Class A (non-vtg.)	933,750	33,708
Hartford Financial Services Group, Inc.	678,341	69,984
Lincoln National Corp.	586,385	42,513
Loews Corp.	955,540	48,761
Marsh & McLennan Companies, Inc.	1,170,985	38,443
MBIA, Inc. (d)	285,430	18,995
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc. (d)	1,594,433	$ 108,421
Principal Financial Group, Inc.	567,465	34,502
Progressive Corp.	1,577,081	36,352
Prudential Financial, Inc.	993,517	101,359
SAFECO Corp.	223,632	14,033
The Chubb Corp.	865,543	47,492
The Travelers Companies, Inc.	1,431,166	77,526
Torchmark Corp.	207,571	14,553
UnumProvident Corp.	725,875	19,265
XL Capital Ltd. Class A	383,533	31,281
		1,389,988
Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co. Class A	206,704	11,342
Archstone-Smith Trust	466,846	28,804
AvalonBay Communities, Inc.	168,082	21,916
Boston Properties, Inc. (d)	251,967	29,148
Developers Diversified Realty Corp.	268,568	16,557
Equity Residential (SBI) (d)	622,835	31,559
Host Hotels & Resorts, Inc.	1,103,231	28,154
Kimco Realty Corp.	478,850	22,166
Plum Creek Timber Co., Inc.	375,600	15,700
ProLogis Trust	542,806	35,098
Public Storage, Inc.	259,881	23,259
Simon Property Group, Inc.	469,406	50,686
Vornado Realty Trust	276,187	33,421
		347,810
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	395,695	14,728
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	1,249,453	48,654
Fannie Mae	2,050,379	131,060
Freddie Mac	1,468,031	98,050
Hudson City Bancorp, Inc.	1,048,412	13,829
MGIC Investment Corp.	175,904	11,434
Sovereign Bancorp, Inc. (d)	764,961	17,778
Washington Mutual, Inc.	1,883,306	82,338
		403,143
TOTAL FINANCIALS		6,170,409
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 11.7%
Biotechnology - 1.3%
Amgen, Inc. (a)	2,473,112	$ 139,310
Biogen Idec, Inc. (a)	725,409	37,881
Celgene Corp. (a)	799,798	48,980
Genzyme Corp. (a)	558,091	36,008
Gilead Sciences, Inc. (a)	984,330	81,473
MedImmune, Inc. (a)(d)	503,637	29,151
		372,803
Health Care Equipment & Supplies - 1.6%
Bausch & Lomb, Inc.	115,108	7,816
Baxter International, Inc.	1,376,545	78,243
Becton, Dickinson & Co.	518,135	39,508
Biomet, Inc.	518,829	22,631
Boston Scientific Corp. (a)	2,508,728	39,312
C.R. Bard, Inc.	218,764	18,466
Hospira, Inc. (a)	330,369	13,162
Medtronic, Inc.	2,439,441	129,705
St. Jude Medical, Inc. (a)	729,228	31,131
Stryker Corp.	631,633	42,515
Varian Medical Systems, Inc. (a)	272,098	10,966
Zimmer Holdings, Inc. (a)	502,399	44,241
		477,696
Health Care Providers & Services - 2.2%
Aetna, Inc.	1,093,927	57,902
AmerisourceBergen Corp.	401,356	20,557
Cardinal Health, Inc.	847,974	61,444
CIGNA Corp.	206,482	34,613
Coventry Health Care, Inc. (a)	337,827	20,158
Express Scripts, Inc. (a)	287,327	29,336
Humana, Inc. (a)	353,176	21,915
Laboratory Corp. of America Holdings (a)(d)	259,288	20,416
Manor Care, Inc.	154,379	10,498
McKesson Corp.	625,760	39,504
Medco Health Solutions, Inc. (a)	610,202	47,449
Patterson Companies, Inc. (a)	294,741	11,059
Quest Diagnostics, Inc. (d)	336,334	16,487
Tenet Healthcare Corp. (a)	999,034	6,943
UnitedHealth Group, Inc.	2,868,952	157,133
WellPoint, Inc. (a)	1,297,349	105,617
		661,031
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.0%
IMS Health, Inc.	413,389	$ 13,518
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	388,831	11,039
Millipore Corp. (a)(d)	114,246	8,542
PerkinElmer, Inc.	258,081	6,842
Thermo Fisher Scientific, Inc. (a)(d)	889,781	48,582
Waters Corp. (a)	215,082	12,969
		87,974
Pharmaceuticals - 6.3%
Abbott Laboratories	3,268,803	184,197
Allergan, Inc.	325,712	40,561
Barr Pharmaceuticals, Inc. (a)	225,921	12,046
Bristol-Myers Squibb Co. (d)	4,278,010	129,666
Eli Lilly & Co.	2,090,005	122,516
Forest Laboratories, Inc. (a)	673,343	34,145
Johnson & Johnson	6,130,742	387,892
King Pharmaceuticals, Inc. (a)	515,189	10,943
Merck & Co., Inc.	4,589,415	240,715
Mylan Laboratories, Inc.	518,493	10,251
Pfizer, Inc.	15,012,718	412,700
Schering-Plough Corp.	3,151,594	103,183
Watson Pharmaceuticals, Inc. (a)	217,133	6,701
Wyeth	2,851,687	164,942
		1,860,458
TOTAL HEALTH CARE		3,473,480
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.6%
General Dynamics Corp.	859,483	68,965
Goodrich Corp.	265,591	15,800
Honeywell International, Inc.	1,694,544	98,131
L-3 Communications Holdings, Inc.	263,776	25,127
Lockheed Martin Corp.	751,777	73,749
Northrop Grumman Corp.	741,985	56,101
Precision Castparts Corp.	290,468	34,728
Raytheon Co.	945,202	52,553
Rockwell Collins, Inc.	356,376	25,185
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	1,671,956	$ 168,182
United Technologies Corp.	2,109,444	148,821
		767,342
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	366,682	19,867
FedEx Corp.	650,590	72,619
United Parcel Service, Inc. Class B	2,259,152	162,591
		255,077
Airlines - 0.1%
Southwest Airlines Co.	1,670,192	23,900
Building Products - 0.2%
American Standard Companies, Inc.	370,089	22,124
Masco Corp. (d)	829,554	25,061
		47,185
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (d)	540,176	7,271
Avery Dennison Corp.	194,111	12,670
Cintas Corp.	287,573	11,031
Equifax, Inc.	307,587	12,928
Monster Worldwide, Inc. (a)	272,179	12,850
Pitney Bowes, Inc.	466,669	22,283
R.R. Donnelley & Sons Co.	462,650	19,811
Robert Half International, Inc. (d)	355,827	12,504
Waste Management, Inc.	1,129,255	43,668
		155,016
Construction & Engineering - 0.1%
Fluor Corp.	186,281	19,392
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	386,578	20,713
Emerson Electric Co.	1,690,233	81,892
Rockwell Automation, Inc.	350,947	23,882
		126,487
Industrial Conglomerates - 3.8%
3M Co.	1,554,642	136,746
General Electric Co.	21,783,485	818,623
Textron, Inc.	265,395	28,477
Tyco International Ltd.	4,188,502	139,728
		1,123,574
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.6%
Caterpillar, Inc.	1,368,061	$ 107,502
Cummins, Inc.	220,735	20,800
Danaher Corp.	504,187	37,058
Deere & Co.	480,562	57,893
Dover Corp.	433,638	21,704
Eaton Corp.	309,706	29,032
Illinois Tool Works, Inc.	876,007	46,183
Ingersoll-Rand Co. Ltd. Class A	652,036	33,469
ITT Corp.	385,108	25,918
PACCAR, Inc.	525,913	45,875
Pall Corp.	260,565	11,660
Parker Hannifin Corp.	245,246	24,858
Terex Corp. (a)	217,345	18,424
		480,376
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	760,408	70,817
CSX Corp.	925,291	42,045
Norfolk Southern Corp.	840,964	48,675
Ryder System, Inc.	128,625	6,935
Union Pacific Corp.	573,554	69,216
		237,688
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	151,700	13,357
TOTAL INDUSTRIALS		3,249,394
INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 2.5%
ADC Telecommunications, Inc. (a)	248,422	4,161
Avaya, Inc. (a)	960,337	15,365
Ciena Corp. (a)(d)	180,308	6,188
Cisco Systems, Inc. (a)	12,795,033	344,442
Corning, Inc. (a)	3,325,201	83,130
JDS Uniphase Corp. (a)(d)	447,377	5,861
Juniper Networks, Inc. (a)(d)	1,205,849	29,435
Motorola, Inc.	5,063,769	92,110
QUALCOMM, Inc.	3,509,119	150,717
Tellabs, Inc. (a)	926,408	10,144
		741,553
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.9%
Apple, Inc. (a)	1,825,771	$ 221,941
Dell, Inc. (a)	4,812,121	129,302
EMC Corp. (a)	4,465,782	75,427
Hewlett-Packard Co.	5,669,709	259,162
International Business Machines Corp. (d)	3,189,270	339,976
Lexmark International, Inc. Class A (a)(d)	203,381	10,562
NCR Corp. (a)	379,187	20,351
Network Appliance, Inc. (a)	786,041	25,303
QLogic Corp. (a)	336,937	5,748
SanDisk Corp. (a)	481,638	20,975
Sun Microsystems, Inc. (a)	7,627,731	38,901
		1,147,648
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. (a)	855,089	32,639
Jabil Circuit, Inc.	391,243	8,999
Molex, Inc.	300,335	8,932
Sanmina-SCI Corp. (a)	1,122,859	4,009
Solectron Corp. (a)	1,915,095	6,511
Tektronix, Inc.	173,107	5,240
		66,330
Internet Software & Services - 1.3%
eBay, Inc. (a)	2,406,995	78,372
Google, Inc. Class A (sub. vtg.) (a)(d)	461,106	229,516
VeriSign, Inc. (a)	519,295	15,491
Yahoo!, Inc. (a)	2,586,289	74,226
		397,605
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	209,536	12,226
Automatic Data Processing, Inc.	1,165,715	57,936
Cognizant Technology Solutions Corp. Class A (a)	302,260	23,746
Computer Sciences Corp. (a)	366,936	20,328
Convergys Corp. (a)	289,492	7,452
Electronic Data Systems Corp.	1,089,766	31,396
Fidelity National Information Services, Inc.	344,834	18,593
First Data Corp.	1,595,116	52,160
Fiserv, Inc. (a)	361,370	21,411
Paychex, Inc.	718,518	29,028
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	1,635,304	$ 36,713
Unisys Corp. (a)	731,376	6,085
		317,074
Office Electronics - 0.1%
Xerox Corp. (a)	2,010,277	37,934
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)(d)	1,175,546	16,775
Altera Corp. (d)	755,280	17,228
Analog Devices, Inc.	706,943	25,598
Applied Materials, Inc.	2,959,097	56,519
Broadcom Corp. Class A (a)	998,892	30,526
Intel Corp.	12,216,646	270,843
KLA-Tencor Corp.	423,094	23,262
Linear Technology Corp. (d)	537,749	19,300
LSI Logic Corp. (a)(d)	1,631,341	14,160
Maxim Integrated Products, Inc.	679,340	20,890
MEMC Electronic Materials, Inc. (a)	475,329	28,890
Micron Technology, Inc. (a)(d)	1,598,938	19,475
National Semiconductor Corp.	600,816	16,174
Novellus Systems, Inc. (a)(d)	266,386	8,175
NVIDIA Corp. (a)	753,175	26,113
PMC-Sierra, Inc. (a)(d)	449,922	3,469
Teradyne, Inc. (a)	401,988	6,842
Texas Instruments, Inc.	3,057,715	108,121
Xilinx, Inc. (d)	703,012	20,022
		732,382
Software - 3.2%
Adobe Systems, Inc. (a)	1,246,568	54,949
Autodesk, Inc. (a)	490,827	22,308
BMC Software, Inc. (a)	432,074	14,319
CA, Inc.	871,371	23,117
Citrix Systems, Inc. (a)	382,547	12,857
Compuware Corp. (a)	686,865	7,803
Electronic Arts, Inc. (a)	656,786	32,097
Intuit, Inc. (a)	725,686	22,133
Microsoft Corp.	18,254,503	559,866
Novell, Inc. (a)	718,151	5,616
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	8,452,908	$ 163,817
Symantec Corp. (a)	1,958,596	39,152
		958,034
TOTAL INFORMATION TECHNOLOGY		4,398,560
MATERIALS - 3.0%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	458,517	35,760
Ashland, Inc.	118,093	7,123
Dow Chemical Co.	2,031,875	92,206
E.I. du Pont de Nemours & Co.	1,957,640	102,424
Eastman Chemical Co.	177,177	11,722
Ecolab, Inc.	376,965	16,266
Hercules, Inc. (a)	246,616	4,644
International Flavors & Fragrances, Inc.	165,449	8,492
Monsanto Co.	1,151,350	70,923
PPG Industries, Inc.	347,364	26,466
Praxair, Inc.	678,663	46,210
Rohm & Haas Co.	301,510	15,983
Sigma Aldrich Corp.	279,765	12,108
		450,327
Construction Materials - 0.1%
Vulcan Materials Co.	201,268	24,090
Containers & Packaging - 0.2%
Ball Corp.	218,379	12,089
Bemis Co., Inc.	221,562	7,451
Pactiv Corp. (a)	281,494	9,562
Sealed Air Corp.	341,792	11,040
Temple-Inland, Inc.	222,751	14,033
		54,175
Metals & Mining - 0.9%
Alcoa, Inc.	1,842,002	76,038
Allegheny Technologies, Inc.	216,040	24,972
Freeport-McMoRan Copper & Gold, Inc. Class B (d)	794,032	62,490
Newmont Mining Corp.	955,284	38,861
Nucor Corp.	637,907	43,084
United States Steel Corp.	251,002	28,403
		273,848
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.3%
International Paper Co.	958,750	$ 37,554
MeadWestvaco Corp.	386,527	13,528
Weyerhaeuser Co.	447,420	36,671
		87,753
TOTAL MATERIALS		890,193
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	13,227,410	546,821
CenturyTel, Inc.	235,931	11,660
Citizens Communications Co.	717,587	11,374
Embarq Corp.	318,887	20,492
Qwest Communications International, Inc. (a)(d)	3,322,743	34,191
Verizon Communications, Inc.	6,164,235	268,329
Windstream Corp.	1,009,905	15,169
		908,036
Wireless Telecommunication Services - 0.6%
ALLTEL Corp.	763,117	52,289
Sprint Nextel Corp.	6,148,610	140,496
		192,785
TOTAL TELECOMMUNICATION SERVICES		1,100,821
UTILITIES - 3.5%
Electric Utilities - 1.8%
Allegheny Energy, Inc. (a)	348,356	18,599
American Electric Power Co., Inc.	840,305	40,024
Duke Energy Corp. (d)	2,663,038	52,036
Edison International	690,189	40,217
Entergy Corp.	420,095	47,429
Exelon Corp.	1,419,641	110,732
FirstEnergy Corp.	676,197	46,813
FPL Group, Inc.	859,190	54,928
Pinnacle West Capital Corp.	211,863	9,837
PPL Corp.	815,772	37,493
Progress Energy, Inc.	544,652	27,282
Southern Co. (d)	1,585,800	57,105
		542,495
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Nicor, Inc.	95,141	$ 4,467
Questar Corp.	182,066	19,665
		24,132
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	1,406,997	33,388
Constellation Energy Group, Inc.	382,747	35,125
Dynegy, Inc. (a)	852,191	8,249
TXU Corp.	972,842	65,618
		142,380
Multi-Utilities - 1.1%
Ameren Corp.	437,655	23,226
CenterPoint Energy, Inc.	678,045	12,835
CMS Energy Corp.	472,939	8,631
Consolidated Edison, Inc.	545,792	26,646
Dominion Resources, Inc.	739,251	65,490
DTE Energy Co.	375,215	19,841
Integrys Energy Group, Inc.	159,214	8,900
KeySpan Corp.	371,960	15,500
NiSource, Inc.	580,120	12,884
PG&E Corp.	743,160	36,608
Public Service Enterprise Group, Inc.	535,464	47,624
Sempra Energy	556,960	34,153
TECO Energy, Inc.	443,986	7,796
Xcel Energy, Inc.	863,770	19,824
		339,958
TOTAL UTILITIES		1,048,965
TOTAL COMMON STOCKS (Cost $18,000,601)		29,012,007
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.93% to 4.97% 6/21/07 (e) (Cost $31,909)	$ 32,000	31,915
Money Market Funds - 5.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.33% (b)	685,730,227	$ 685,730
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	1,063,350,131	1,063,350
TOTAL MONEY MARKET FUNDS (Cost $1,749,080)		1,749,080
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $19,781,590)		30,793,002
NET OTHER ASSETS - (3.7)%		(1,091,678)
NET ASSETS - 100%		$ 29,701,324
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,926 S&P 500 Index Contracts	June 2007	$ 738,091	$ 55,445
The face value of futures purchased as a percentage of net assets - 2.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $29,411,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,644
Fidelity Securities Lending Cash Central Fund	592
Total	$ 9,236
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $19,915,334,000. Net unrealized appreciation aggregated $10,877,668,000, of which $12,189,123,000 related to appreciated investment securities and $1,311,455,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 24, 2007